UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07584
Rydex Series Funds

(Exact name of registrant as specified in charter)
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code: 301-296-5100
Date of fiscal year end: March 31
Date of reporting period: December 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments	Asset Allocation Funds
December 31, 2010 (Unaudited)	All-Asset Conservative Strategy Fund

	Shares	Value

MUTUAL FUNDS†,1 — 79.9%
Income Fund — U.S. Intermediate Bond Fund*	692,296	$2,893,795
RSF — U.S. Long Short Momentum Fund*	155,290	2,070,017
Income Fund — High Yield Fund*	93,718	1,208,031
RSF — Multi-Hedge Strategies Fund*	40,064	867,794
RSF — Equity Market Neutral Fund*	35,381	764,585
Equity Fund® — Large Cap Value Fund	101,826	737,223
Equity Fund® — Large Cap Concentrated Growth Fund	85,721	732,916
RSF — Long Short Interest Rate Strategy Fund	22,071	572,517
Equity Fund® — Global Fund	30,789	357,773
RSF — Event Driven and Distressed Strategies Fund	12,429	321,169
Equity Fund® — Mid Cap Value Fund	6,922	224,011
Equity Fund® — Mid Cap Growth Fund*	26,814	223,894
RSF — Managed Futures Strategy Fund*	7,885	203,277
RSF — Alternative Strategies Fund	6,091	154,648
RSF — Long Short Equity Strategy Fund	5,984	154,154
RSF — Long/Short Commodities Strategy Fund	5,891	151,872
Equity Fund® — Small Cap Growth Fund*	5,366	76,299
Equity Fund® — Small Cap Value Fund	4,983	70,908
RSF — Commodities Strategy Fund*	3,937	68,226
RSF — Real Estate Fund	2,233	60,582

Total Mutual Funds (Cost $10,458,469)		11,913,691

	Face
	Amount	Value

REPURCHASE AGREEMENT††,2 — 20.5%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	$3,051,654	3,051,654
Total Repurchase Agreement (Cost $3,051,654)		3,051,654

Total Investments - 100.4% (Cost $13,510,123)		$14,965,345
Liabilities, Less Cash & Other Assets — (0.4)%		(52,777)

Total Net Assets — 100.0%		$14,912,568

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
March 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $745,920)	9	$15,468
March 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $156,380)	2	3,507
March 2011 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $1,686,125)	14	(40,917)

(Total Aggregate Value of Contracts $2,588,425)		$(21,942)

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	A-Class shares of Affiliated Funds.

2	Repurchase Agreement — See Note 2.

RSF	Rydex Series Funds

Schedule of Investments	Asset Allocation Funds
December 31, 2010 (Unaudited)	All-Asset Moderate Strategy Fund

	Shares	Value

MUTUAL FUNDS†,1 — 83.6%
Income Fund — U.S. Intermediate Bond Fund*	1,367,584	$5,716,500
RSF — U.S. Long Short Momentum Fund*	386,068	5,146,287
Equity Fund® — Large Cap Value Fund	309,013	2,237,253
Equity Fund® — Large Cap Concentrated Growth Fund	260,399	2,226,410
Equity Fund® — Global Fund	182,490	2,120,537
RSF — Equity Market Neutral Fund*	61,307	1,324,843
RSF — Multi-Hedge Strategies Fund*	40,645	880,374
RSF — Long Short Interest Rate Strategy Fund	31,397	814,426
Equity Fund® — Mid Cap Growth Fund*	81,739	682,524
Equity Fund® — Mid Cap Value Fund	20,945	677,776
Income Fund — High Yield Fund*	46,887	604,371
RSF — Event Driven and Distressed Strategies Fund	22,635	584,880
RSF — Commodities Strategy Fund*	26,093	452,196
RSF — Managed Futures Strategy Fund*	15,632	403,001
RSF — Long/Short Commodities Strategy Fund	15,616	402,592
Equity Fund® — Small Cap Value Fund	21,216	301,906
Equity Fund® — Small Cap Growth Fund*	21,143	300,660
RSF — Alternative Strategies Fund	11,429	290,194
RSF — Long Short Equity Strategy Fund	11,229	289,267
RSF — Real Estate Fund	6,536	177,326

Total Mutual Funds (Cost $21,566,823)		25,633,323

	Face
	Amount	Value

REPURCHASE AGREEMENT††,2 — 15.6%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	$4,772,069	4,772,069
Total Repurchase Agreement (Cost $4,772,069)		4,772,069

Total Investments - 99.2% (Cost $26,338,892)		$30,405,392
Cash & Other Assets, Less Liabilities — 0.8%		251,527

Total Net Assets — 100.0%		$30,656,919

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
March 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,251,040)	16	$28,052
March 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $994,560)	12	20,624
March 2011 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $2,167,875)	18	(50,823)

(Total Aggregate Value of Contracts $4,413,475)		$(2,147)

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	A-Class shares of Affiliated Funds.

2	Repurchase Agreement — See Note 2.

RSF	Rydex Series Funds

Schedule of Investments	Asset Allocation Funds
December 31, 2010 (Unaudited)	All-Asset Aggressive Strategy Fund

	Shares	Value

MUTUAL FUNDS†,1 — 86.4%
RSF — U.S. Long Short Momentum Fund*	232,831	$3,103,639
Equity Fund® — Global Fund	159,206	1,849,977
Equity Fund® — Large Cap Value Fund	227,461	1,646,814
Equity Fund® — Large Cap Concentrated Growth Fund	192,539	1,646,206
Income Fund — U.S. Intermediate Bond Fund*	393,668	1,645,531
RSF — Equity Market Neutral Fund	29,316	633,525
RSF — Long Short Interest Rate Strategy Fund	23,353	605,767
Equity Fund® — Mid Cap Growth Fund*	59,350	495,572
Equity Fund® — Mid Cap Value Fund	15,201	491,894
RSF — Multi-Hedge Strategies Fund*	20,704	448,447
RSF — Long/Short Commodities Strategy Fund	13,218	340,768
RSF — Event Driven and Distressed Strategies Fund	12,123	313,259
RSF — Managed Futures Strategy Fund*	10,618	273,731
Equity Fund® — Small Cap Growth Fund*	17,699	251,675
Equity Fund® — Small Cap Value Fund	17,287	245,997
RSF — Commodities Strategy Fund*	11,443	198,310
RSF — Alternative Strategies Fund	6,254	158,789
RSF — Long Short Equity Strategy Fund	6,019	155,055
RSF — Real Estate Fund	3,584	97,234

Total Mutual Funds (Cost $12,257,817)		14,602,190

	Face
	Amount	Value

REPURCHASE AGREEMENT††,2 — 13.3%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	$2,257,344	2,257,344
Total Repurchase Agreement (Cost $2,257,344)		2,257,344

Total Investments - 99.7% (Cost $14,515,161)		$16,859,534
Cash & Other Assets, Less Liabilities — 0.3%		50,374

Total Net Assets — 100.0%		$16,909,908

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
March 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $938,280)	12	$20,104
March 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $497,280)	6	10,312
March 2011 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $481,750)	4	(9,767)

(Total Aggregate Value of Contracts $1,917,310)		$20,649

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note — 3.

††	Value determined based on Level 2 inputs — See Note — 3.

1	A-Class shares of Affiliated Funds.

2	Repurchase Agreement — See Note — 2.

RSF	Rydex Series Funds

Schedule of Investments	Sector Funds
December 31, 2010 (Unaudited)	Precious Metals Fund

	Shares	Value

COMMON STOCKS† — 99.4%
Materials — 99.4%
Freeport-McMoRan Copper & Gold, Inc. — Class B	330,877	$39,735,019
Barrick Gold Corp.	460,579	24,493,591
Newmont Mining Co.	383,998	23,588,997
Silver Wheaton Corp.*	527,421	20,590,516
Goldcorp, Inc.	428,540	19,704,269
Agnico-Eagle Mines Ltd.	192,107	14,734,607
Kinross Gold Corp.	702,427	13,318,016
Yamana Gold, Inc.	970,295	12,419,776
Hecla Mining Co.*	1,075,527	12,110,434
Eldorado Gold Corp.	598,280	11,110,060
AngloGold Ashanti Ltd. ADR	224,435	11,048,935
Southern Copper Co.	225,552	10,993,405
Gold Fields Ltd. ADR	518,626	9,402,689
Randgold Resources Ltd. ADR	112,199	9,237,344
Novagold Resources, Inc.*	637,905	9,102,904
Stillwater Mining Co.*	411,631	8,788,322
Pan American Silver Corp.	207,745	8,561,172
Coeur d’Alene Mines Corp.*	308,726	8,434,394
Cia de Minas Buenaventura S.A. ADR	161,589	7,911,397
Titanium Metals Corp.*	440,782	7,572,635
IAMGOLD Corp.	412,274	7,338,477
Silver Standard Resources, Inc.*	237,182	6,693,276
Silvercorp Metals, Inc.	452,913	5,810,874
Royal Gold, Inc.	100,338	5,481,465
Harmony Gold Mining Company Ltd. ADR	358,058	4,490,047
Allied Nevada Gold Corp.*	145,052	3,816,318
Gammon Gold, Inc.*	412,348	3,377,130
Rare Element Resources Ltd.*	176,200	2,829,772
US Gold Corp.*	342,210	2,761,635
Fronteer Gold, Inc.*	228,800	2,683,824
New Gold, Inc.*	274,300	2,677,168
Seabridge Gold, Inc.*	77,119	2,366,011
Jaguar Mining, Inc.*	327,056	2,331,909
Golden Star Resources Ltd.*	341,500	1,567,485
North American Palladium Ltd.*	197,600	1,371,344

Total Materials		338,455,217
Total Common Stocks (Cost $174,492,013)		338,455,217

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 — 0.2%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	656,460	656,460
Total Repurchase Agreement (Cost $656,460)		656,460

Total Investments - 99.6% (Cost $175,148,473)		$339,111,677
Cash & Other Assets, Less Liabilities — 0.4%		1,326,132

Total Net Assets — 100.0%		$340,437,809

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3

††	Value determined based on Level 2 inputs — See Note 3

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

Schedule of Investments	Sector Funds
December 31, 2010 (Unaudited)	Energy Fund

	Shares	Value

COMMON STOCKS† — 99.8%
Energy — 99.8%
Exxon Mobil Corp.	74,487	$5,446,490
Chevron Corp.	42,449	3,873,471
Schlumberger Ltd.	36,179	3,020,947
ConocoPhillips	41,895	2,853,050
Occidental Petroleum Corp.	25,882	2,539,024
Petroleo Brasileiro S.A. ADR	63,055	2,386,001
Apache Corp.	15,700	1,871,910
Anadarko Petroleum Corp.	24,294	1,850,231
Halliburton Co.	42,281	1,726,333
Devon Energy Corp.	21,452	1,684,197
National Oilwell Varco, Inc.	22,716	1,527,651
Transocean Ltd.*	21,077	1,465,062
Marathon Oil Corp.	39,437	1,460,352
Hess Corp.	18,754	1,435,431
Baker Hughes, Inc.	24,708	1,412,556
EOG Resources, Inc.	14,800	1,352,868
BP plc ADR	29,087	1,284,773
Peabody Energy Corp.	18,558	1,187,342
Weatherford International Ltd.*	51,063	1,164,236
Chesapeake Energy Corp.	44,703	1,158,255
Spectra Energy Corp.	45,365	1,133,672
Noble Energy, Inc.	12,877	1,108,452
Murphy Oil Corp.	14,385	1,072,402
Williams Companies, Inc.	43,242	1,068,942
Southwestern Energy Co.*	27,708	1,037,110
Valero Energy Corp.	44,411	1,026,782
Consol Energy, Inc.	20,185	983,817
Cameron International Corp.*	19,393	983,807
Suncor Energy, Inc.	25,528	977,467
FMC Technologies, Inc.*	10,389	923,686
Continental Resources, Inc.*	15,224	895,932
Pioneer Natural Resources Co.	10,315	895,548
Newfield Exploration Co.*	12,252	883,492
El Paso Corp.	63,828	878,273
Diamond Offshore Drilling, Inc.	13,044	872,252
Concho Resources, Inc.*	9,583	840,142
Noble Corp.	23,480	839,880
Alpha Natural Resources, Inc.*	13,283	797,378
Total S.A. ADR	14,879	795,729
Canadian Natural Resources Ltd.	17,670	784,901
Denbury Resources, Inc.*	40,057	764,688
Cimarex Energy Co.	8,629	763,925
Range Resources Corp.	16,967	763,176
Ultra Petroleum Corp.*	15,901	759,591
Whiting Petroleum Corp.*	6,405	750,602
Nabors Industries Ltd.*	31,622	741,852
Encana Corp.	25,349	738,163
Royal Dutch Shell plc ADR	11,053	738,119
EQT Corp.	16,400	735,376
Ensco plc ADR	13,439	717,374
QEP Resources, Inc.	19,500	708,045
PetroChina Company Ltd. ADR	5,270	692,952
Pride International, Inc.*	20,803	686,499
Arch Coal, Inc.	19,434	681,356
Cameco Corp. — Class A	16,734	675,719
Nexen, Inc.	29,372	672,619
Massey Energy Co.	12,439	667,352
Tenaris S.A. ADR	13,263	649,622
CNOOC Ltd. ADR	2,720	648,366
Talisman Energy, Inc.	28,956	642,534
Petrohawk Energy Corp.*	35,091	640,411
Helmerich & Payne, Inc.	13,169	638,433
McDermott International, Inc.*	30,300	626,907
Sunoco, Inc.	15,493	624,523
Plains Exploration & Production Co.*	19,150	615,481
Forest Oil Corp.*	15,533	589,788
Rowan Companies, Inc.*	16,836	587,745
Cenovus Energy, Inc.	17,600	585,024
EXCO Resources, Inc.	29,530	573,473
Cabot Oil & Gas Corp.	14,780	559,423
Oceaneering International, Inc.*	7,595	559,220
SM Energy Co.	9,415	554,826
Core Laboratories N.V.	6,199	552,021
Atlas Energy, Inc.*	11,978	526,673
Dresser-Rand Group, Inc.*	12,156	517,724
Patterson-UTI Energy, Inc.	23,758	511,985
Oil States International, Inc.*	7,987	511,887
Brigham Exploration Co.*	18,405	501,352
SandRidge Energy, Inc.*	68,300	499,956
Dril-Quip, Inc.*	6,306	490,102
Southern Union Co.	20,359	490,041
Tidewater, Inc.	8,874	477,776
Superior Energy Services, Inc.*	13,489	471,980
Tesoro Corp.	24,500	454,230
Quicksilver Resources, Inc.*	30,429	448,523

Total Energy		87,307,278
Total Common Stocks (Cost $53,818,879)		87,307,278

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 — 0.2%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	195,961	195,961
Total Repurchase Agreement (Cost $195,961)		195,961

Total Investments - 100.0% (Cost $54,014,840)		$87,503,239
Cash & Other Assets, Less Liabilities — 0.0%		21,760

Total Net Assets — 100.0%		$87,524,999

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Sector Funds
December 31, 2010 (Unaudited)	Financial Services Fund

	Shares	Value

COMMON STOCKS† — 99.6%
Financials — 99.6%
Berkshire Hathaway, Inc. — Class B*	8,968	$718,425
JPMorgan Chase & Co.	15,903	674,605
Wells Fargo & Co.	21,151	655,469
Bank of America Corp.	45,479	606,690
Goldman Sachs Group, Inc.	2,895	486,822
U.S. Bancorp	13,764	371,215
American Express Co.	8,532	366,194
MetLife, Inc.	7,591	337,345
American International Group, Inc.*	5,801	334,254
Morgan Stanley	12,198	331,908
Bank of New York Mellon Corp.	10,419	314,654
BlackRock, Inc. — Class A	1,604	305,690
PNC Financial Services Group, Inc.	4,817	292,489
Simon Property Group, Inc.	2,784	276,979
Prudential Financial, Inc.	4,617	271,064
Aflac, Inc.	4,654	262,625
Travelers Companies, Inc.	4,614	257,046
Franklin Resources, Inc.	2,262	251,557
State Street Corp.	5,312	246,158
CME Group, Inc. — Class A	738	237,451
ACE Ltd.	3,772	234,807
Charles Schwab Corp.	13,510	231,156
Capital One Financial Corp.	5,352	227,781
BB&T Corp.	8,329	218,969
Chubb Corp.	3,642	217,209
Public Storage	2,139	216,937
Allstate Corp.	6,644	211,811
Itau Unibanco Holding S.A. ADR	8,768	210,520
T. Rowe Price Group, Inc.	3,224	208,077
Loews Corp.	5,255	204,472
SunTrust Banks, Inc.	6,882	203,088
Vornado Realty Trust	2,419	201,575
Banco Bradesco S.A. ADR	9,919	201,257
Equity Residential	3,807	197,773
Ameriprise Financial, Inc.	3,408	196,130
Marsh & McLennan Companies, Inc.	7,164	195,864
AON Corp.	4,244	195,266
General Growth Properties, Inc.	12,467	192,989
HCP, Inc.	5,160	189,836
Northern Trust Corp.	3,392	187,951
Progressive Corp.	9,302	184,831
ICICI Bank Ltd. ADR	3,543	179,418
Boston Properties, Inc.	2,070	178,227
Fifth Third Bancorp	11,994	176,072
Host Hotels & Resorts, Inc.	9,819	175,466
Hartford Financial Services Group, Inc.	6,548	173,457
Invesco Ltd.	7,196	173,136
HDFC Bank Ltd. ADR	1,034	172,792
AvalonBay Communities, Inc.	1,511	170,063
TD Ameritrade Holding Corp.	8,936	169,695
Banco Santander Brasil S.A. ADR	12,470	169,592
Annaly Capital Management, Inc.	9,358	167,695
HSBC Holdings plc ADR	3,285	167,666
M&T Bank Corp.	1,906	165,917
Principal Financial Group, Inc.	5,091	165,763
Toronto-Dominion Bank	2,221	165,043
Weyerhaeuser Co.	8,590	162,609
Discover Financial Services	8,743	162,008
IntercontinentalExchange, Inc.*	1,353	161,210
CIT Group, Inc.*	3,418	160,988
Regions Financial Corp.	22,707	158,949
UBS AG	9,628	158,572
Royal Bank of Canada	3,017	157,970
Brookfield Properties Corp.	8,980	157,419
Banco Santander S.A. ADR	14,753	157,119
Manulife Financial Corp.	9,060	155,651
Credit Suisse Group AG ADR	3,850	155,579
China Life Insurance Company Ltd. ADR	2,536	155,127
Deutsche Bank AG	2,954	153,756
Lincoln National Corp.	5,408	150,396
New York Community Bancorp, Inc.	7,902	148,953
Ventas, Inc.	2,838	148,938
ProLogis	10,128	146,249
KeyCorp	16,438	145,476
NYSE Euronext	4,743	142,195
Unum Group	5,831	141,227
Kimco Realty Corp.	7,813	140,947
Comerica, Inc.	3,296	139,223
Health Care REIT, Inc.	2,870	136,727
XL Group plc — Class A	6,212	135,546
Leucadia National Corp.	4,610	134,520
Hudson City Bancorp, Inc.	10,438	132,980
Genworth Financial, Inc. — Class A*	9,873	129,731
CB Richard Ellis Group, Inc. — Class A*	6,269	128,389
Macerich Co.	2,700	127,899
Moody’s Corp.	4,790	127,127
PartnerRe Ltd.	1,576	126,632
Huntington Bancshares, Inc.	18,421	126,552
Plum Creek Timber Company, Inc.	3,372	126,281
SLM Corp.*	9,882	124,414
Federal Realty Investment Trust	1,535	119,623
SL Green Realty Corp.	1,764	119,088
Legg Mason, Inc.	3,275	118,784
Everest Re Group Ltd.	1,392	118,069
AMB Property Corp.	3,699	117,295
People’s United Financial, Inc.	8,358	117,096
Cincinnati Financial Corp.	3,650	115,669
Affiliated Managers Group, Inc.*	1,150	114,103
Lazard Ltd. — Class A	2,887	114,008
Digital Realty Trust, Inc.	2,186	112,666
Arch Capital Group Ltd.*	1,275	112,264
Nationwide Health Properties, Inc.	3,075	111,869
MSCI, Inc. — Class A*	2,860	111,426
Alexandria Real Estate Equities, Inc.	1,520	111,355
NASDAQ OMX Group, Inc.*	4,659	110,465
Torchmark Corp.	1,845	110,220
Jefferies Group, Inc.	4,108	109,396
Zions Bancorporation	4,505	109,156
Credicorp Ltd.	910	108,208
UDR, Inc.	4,530	106,546
Axis Capital Holdings Ltd.	2,968	106,492
SEI Investments Co.	4,463	106,175

Schedule of Investments	Sector Funds
December 31, 2010 (Unaudited)	Financial Services Fund

	Shares	Value

COMMON STOCKS† — 99.6% (continued)
Financials — 99.6% (continued)
Rayonier, Inc.	2,000	$105,040
Assurant, Inc.	2,717	104,659
Barclays plc ADR	6,215	102,672
Realty Income Corp.	2,980	101,916
W.R. Berkley Corp.	3,700	101,306
Marshall & Ilsley Corp.	14,334	99,191
Liberty Property Trust	3,075	98,154
Jones Lang LaSalle, Inc.	1,130	94,830

Total Financials		22,702,041
Total Common Stocks (Cost $18,769,674)		22,702,041

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 — 0.5%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	$103,649	$103,649
Total Repurchase Agreement (Cost $103,649)		103,649

Total Investments — 100.1% (Cost $18,873,323)		$22,805,690
Liabilities, Less Cash & Other Assets — (0.1)%		(24,606)

Total Net Assets — 100.0%		$22,781,084

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Investments	Sector Funds
December 31, 2010 (Unaudited)	Health Care Fund

	Shares	Value

COMMON STOCKS† — 100.0%
Health Care — 100.0%
Johnson & Johnson	12,955	$801,266
Pfizer, Inc.	42,054	736,366
Merck & Company, Inc.	17,970	647,639
Abbott Laboratories	11,065	530,124
Teva Pharmaceutical Industries Ltd. ADR	8,387	437,214
Alcon, Inc.	2,671	436,441
Amgen, Inc.*	7,913	434,423
Bristol-Myers Squibb Co.	15,726	416,424
UnitedHealth Group, Inc.	10,929	394,647
Eli Lilly & Co.	11,242	393,920
Medtronic, Inc.	10,501	389,482
Baxter International, Inc.	6,637	335,965
Gilead Sciences, Inc.*	9,153	331,704
Celgene Corp.*	5,499	325,211
Express Scripts, Inc. — Class A*	6,010	324,841
Medco Health Solutions, Inc.*	5,124	313,947
WellPoint, Inc.*	5,166	293,739
Covidien plc	6,430	293,594
Thermo Fisher Scientific, Inc.*	5,224	289,200
Stryker Corp.	5,262	282,569
Allergan, Inc.	4,068	279,350
Becton Dickinson and Co.	3,248	274,521
Genzyme Corp.*	3,773	268,638
McKesson Corp.	3,718	261,673
Biogen Idec, Inc.*	3,645	244,397
St. Jude Medical, Inc.*	5,567	237,989
Agilent Technologies, Inc.*	5,700	236,151
Cardinal Health, Inc.	5,885	225,454
Novartis AG ADR	3,719	219,235
Aetna, Inc.	7,102	216,682
Boston Scientific Corp.*	26,737	202,399
Zimmer Holdings, Inc.*	3,718	199,582
Life Technologies Corp.*	3,594	199,467
CIGNA Corp.	5,299	194,261
AmerisourceBergen Corp. — Class A	5,616	191,618
Intuitive Surgical, Inc.*	741	190,993
Humana, Inc.*	3,430	187,758
Mylan, Inc.*	8,836	186,705
Quest Diagnostics, Inc.	3,444	185,873
Hospira, Inc.*	3,332	185,559
Forest Laboratories, Inc.*	5,779	184,812
Laboratory Corporation of America Holdings*	2,096	184,280
Edwards Lifesciences Corp.*	2,260	182,698
CR Bard, Inc.	1,942	178,217
Varian Medical Systems, Inc.*	2,545	176,318
Illumina, Inc.*	2,711	171,715
Cerner Corp.*	1,807	171,196
Alexion Pharmaceuticals, Inc.*	2,052	165,289
Vertex Pharmaceuticals, Inc.*	4,660	163,240
Waters Corp.*	2,082	161,792
DaVita, Inc.*	2,324	161,495
Watson Pharmaceuticals, Inc.*	3,119	161,096
CareFusion Corp.*	5,855	150,474
GlaxoSmithKline plc ADR	3,804	149,193
Warner Chilcott plc — Class A	6,572	148,264
Perrigo Co.	2,320	146,926
Henry Schein, Inc.*	2,384	146,354
Beckman Coulter, Inc.	1,869	140,605
ResMed, Inc.*	4,058	140,569
Valeant Pharmaceuticals International, Inc.	4,900	138,621
Hologic, Inc.*	7,296	137,311
AstraZeneca plc ADR	2,959	136,676
DENTSPLY International, Inc.	3,970	135,655
Dendreon Corp.*	3,858	134,721
Mettler-Toledo International, Inc.*	890	134,577
QIAGEN N.V.*	6,770	132,354
Sanofi-Aventis S.A. ADR	4,066	131,047
Human Genome Sciences, Inc.*	5,477	130,846
Cephalon, Inc.*	2,108	130,106
Endo Pharmaceuticals Holdings, Inc.*	3,530	126,056
Universal Health Services, Inc. — Class B	2,840	123,313
Coventry Health Care, Inc.*	4,626	122,126
IDEXX Laboratories, Inc.*	1,758	121,689
Patterson Companies, Inc.	3,895	119,304
United Therapeutics Corp.*	1,842	116,451
Community Health Systems, Inc.*	3,109	116,183
King Pharmaceuticals, Inc.*	8,260	116,053
Allscripts Healthcare Solutions, Inc.*	6,020	116,005
Covance, Inc.*	2,197	112,948
Mednax, Inc.*	1,647	110,827
Tenet Healthcare Corp.*	16,520	110,519
Omnicare, Inc.	4,329	109,913
PerkinElmer, Inc.	4,145	107,024
Gen-Probe, Inc.*	1,770	103,280
Salix Pharmaceuticals Ltd.*	2,160	101,434
Health Net, Inc.*	3,700	100,973
Regeneron Pharmaceuticals, Inc.*	3,060	100,460
BioMarin Pharmaceutical, Inc.*	3,720	100,180
Lincare Holdings, Inc.	3,727	99,995
Cooper Companies, Inc.	1,750	98,595
Hill-Rom Holdings, Inc.	2,390	94,094
Pharmaceutical Product Development, Inc.	3,430	93,090

Total Health Care		19,743,980
Total Common Stocks (Cost $13,517,895)		19,743,980

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 — 0.5%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	104,349	104,349
Total Repurchase Agreement (Cost $104,349)		104,349

Total Investments — 100.5% (Cost $13,622,244)		$19,848,329
Liabilities, Less Cash & Other Assets — (0.5)%		(107,949)

Total Net Assets — 100.0%		$19,740,380

Schedule of Investments	Sector Funds
December 31, 2010 (Unaudited)	Health Care Fund

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Sector Funds
December 31, 2010 (Unaudited)	Technology Fund

	Shares	Value

COMMON STOCKS† — 99.5%
Information Technology — 98.7%
Apple, Inc.*	5,279	$1,702,794
Microsoft Corp.	55,113	1,538,755
Google, Inc. — Class A*	2,297	1,364,350
International Business Machines Corp.	9,228	1,354,301
Oracle Corp.	39,400	1,233,220
Intel Corp.	51,089	1,074,401
Cisco Systems, Inc.*	52,858	1,069,317
Hewlett-Packard Co.	22,787	959,333
QUALCOMM, Inc.	18,037	892,651
Visa, Inc. — Class A	10,283	723,717
EMC Corp.*	29,840	683,336
Infosys Technologies Ltd. ADR	8,757	666,233
Texas Instruments, Inc.	18,971	616,557
VMware, Inc. — Class A*	6,753	600,409
eBay, Inc.*	20,904	581,758
Accenture plc — Class A	11,980	580,910
Baidu, Inc. ADR*	5,887	568,272
Corning, Inc.	28,590	552,359
Research In Motion Ltd.*	9,378	545,143
Mastercard, Inc. — Class A	2,400	537,864
Dell, Inc.*	37,967	514,453
Automatic Data Processing, Inc.	10,210	472,519
Cognizant Technology Solutions Corp. — Class A*	6,425	470,888
Broadcom Corp. — Class A	10,745	467,944
Yahoo!, Inc.*	28,127	467,752
Motorola Solutions, Inc.*	50,836	461,083
NetApp, Inc.*	7,992	439,240
Applied Materials, Inc.	31,155	437,728
Juniper Networks, Inc.*	11,830	436,764
Salesforce.com, Inc.*	3,086	407,352
Adobe Systems, Inc.*	13,146	404,634
Xerox Corp.	34,090	392,717
Activision Blizzard, Inc.	31,200	388,128
Intuit, Inc.*	7,848	386,906
Symantec Corp.*	21,519	360,228
Citrix Systems, Inc.*	5,169	353,611
Western Union Co.	18,752	348,225
CA, Inc.	14,237	347,952
SanDisk Corp.*	6,851	341,591
Marvell Technology Group Ltd.*	18,230	338,166
Nokia Oyj ADR	32,674	337,196
Paychex, Inc.	10,811	334,168
Analog Devices, Inc.	8,862	333,831
Altera Corp.	9,281	330,217
Taiwan Semiconductor Manufacturing Company Ltd. ADR	25,127	315,093
F5 Networks, Inc.*	2,415	314,336
Check Point Software Technologies Ltd.*	6,678	308,924
NVIDIA Corp.*	19,949	307,215
Amphenol Corp. — Class A	5,714	301,585
Fiserv, Inc.*	4,996	292,566
Fidelity National Information Services, Inc.	10,507	287,787
Sina Corp.*	4,170	286,979
Autodesk, Inc.*	7,498	286,424
Red Hat, Inc.*	6,260	285,769
BMC Software, Inc.*	6,044	284,914
SAP AG ADR	5,618	284,327
Akamai Technologies, Inc.*	6,023	283,382
Tyco Electronics Ltd.	7,975	282,315
Micron Technology, Inc.*	34,970	280,459
Computer Sciences Corp.	5,654	280,438
Western Digital Corp.*	8,225	278,828
Xilinx, Inc.	9,563	277,136
Linear Technology Corp.	8,005	276,893
Sohu.com, Inc.*	4,290	272,372
ASML Holding N.V. — Class G	7,094	271,984
Seagate Technology plc*	17,906	269,127
McAfee, Inc.*	5,761	266,792
Telefonaktiebolaget LM Ericsson ADR	23,048	265,743
Rovi Corp.*	4,272	264,907
Avago Technologies Ltd.	9,280	264,202
Cree, Inc.*	3,994	263,165
Maxim Integrated Products, Inc.	11,125	262,773
MercadoLibre, Inc.*	3,940	262,601
Teradata Corp.*	6,193	254,904
Microchip Technology, Inc.	7,399	253,120
Lam Research Corp.*	4,817	249,424
KLA-Tencor Corp.	6,453	249,344
Flextronics International Ltd.*	31,446	246,851
Amdocs Ltd.*	8,838	242,780
SAIC, Inc.*	15,230	241,548
Trina Sola Ltd. ADR*	10,200	238,884
Atmel Corp.*	19,310	237,899
Harris Corp.	5,230	236,919
Electronic Arts, Inc.*	14,412	236,069
Advanced Micro Devices, Inc.*	28,475	232,926
Nuance Communications, Inc.*	12,748	231,759
VeriSign, Inc.	7,053	230,422
Skyworks Solutions, Inc.*	8,020	229,613
Riverbed Technology, Inc.*	6,380	224,385
Avnet, Inc.*	6,759	223,250
FLIR Systems, Inc.*	7,335	218,216
Trimble Navigation Ltd.*	5,457	217,898
Equinix, Inc.*	2,343	190,392

Total Information Technology		40,284,612

Industrials — 0.8%
First Solar, Inc.*	2,530	329,254

Total Common Stocks (Cost $29,804,943)		40,613,866

Schedule of Investments	Sector Funds
December 31, 2010 (Unaudited)	Technology Fund

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 — 0.7%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	$269,149	$269,149
Total Repurchase Agreement (Cost $269,149)		$269,149

Total Investments — 100.2% (Cost $30,074,092)		$40,883,015
Liabilities, Less Cash & Other Assets — (0.2)%		(92,421)

Total Net Assets — 100.0%		$40,790,594

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Sector Funds
December 31, 2010 (Unaudited)	Basic Materials Fund

	Shares	Value

COMMON STOCKS† — 99.8%
Materials — 98.6%
Freeport-McMoRan Copper & Gold, Inc. — Class B	38,070	$4,571,826
Vale S.A. — Class B ADR	126,254	4,364,601
Barrick Gold Corp.	81,948	4,357,995
E. I. du Pont de Nemours & Co.	80,169	3,998,831
Dow Chemical Co.	109,738	3,746,455
Monsanto Co.	53,532	3,727,968
Mosaic Co.	48,076	3,671,083
Goldcorp, Inc.	75,909	3,490,296
Potash Corporation of Saskatchewan, Inc.	21,708	3,361,050
Newmont Mining Co.	53,324	3,275,693
Praxair, Inc.	33,518	3,199,964
Kinross Gold Corp.	146,675	2,780,958
Air Products & Chemicals, Inc.	28,833	2,622,361
AngloGold Ashanti Ltd. ADR	52,547	2,586,889
Alcoa, Inc.	154,032	2,370,552
PPG Industries, Inc.	26,234	2,205,492
Nucor Corp.	50,068	2,193,980
Silver Wheaton Corp.*	56,126	2,191,159
Cia de Minas Buenaventura S.A. ADR	44,585	2,182,882
Gold Fields Ltd. ADR	117,365	2,127,827
Teck Resources Ltd. — Class B	34,169	2,112,669
Agnico-Eagle Mines Ltd.	27,494	2,108,790
BHP Billiton Ltd. ADR	22,414	2,082,709
International Paper Co.	76,021	2,070,812
Ecolab, Inc.	40,111	2,022,397
Southern Copper Co.	39,680	1,934,003
Cliffs Natural Resources, Inc.	24,581	1,917,564
CF Industries Holdings, Inc.	14,044	1,898,047
Agrium, Inc.	20,293	1,861,883
Yamana Gold, Inc.	144,973	1,855,654
Sherwin-Williams Co.	21,360	1,788,900
United States Steel Co.	29,823	1,742,260
Gerdau S.A. ADR	121,890	1,705,241
Rio Tinto plc ADR	23,286	1,668,675
Sigma-Aldrich Corp.	25,022	1,665,464
ArcelorMittal	43,463	1,657,244
Cia Siderurgica Nacional S.A. ADR	96,583	1,610,039
Walter Energy, Inc.	12,460	1,592,886
Randgold Resources Ltd. ADR	19,099	1,572,421
Lubrizol Corp.	14,517	1,551,577
Celanese Corp. — Class A	36,652	1,508,963
Eastman Chemical Co.	17,617	1,481,237
Ball Corp.	21,272	1,447,559
LyondellBasell Industries N.V. — Class A*	41,900	1,441,360
FMC Corp.	17,958	1,434,665
Cemex SAB de CV ADR*	131,297	1,406,191
Vulcan Materials Co.	31,415	1,393,569
Crown Holdings, Inc.*	40,937	1,366,477
Airgas, Inc.	21,632	1,351,135
Allegheny Technologies, Inc.	24,478	1,350,696
Owens-Illinois, Inc.*	43,968	1,349,818
Albemarle Corp.	24,094	1,343,963
Eldorado Gold Corp.	71,080	1,319,956
Molycorp, Inc.*	26,400	1,317,360
POSCO ADR	12,163	1,309,833
MeadWestvaco Corp.	48,196	1,260,807
Pan American Silver Corp.	30,526	1,257,976
Mechel ADR	42,600	1,245,198
International Flavors & Fragrances, Inc.	22,377	1,243,937
Nalco Holding Co.	38,604	1,233,012
Martin Marietta Materials, Inc.	13,109	1,209,174
Sealed Air Corp.	47,198	1,201,190
IAMGOLD Corp.	67,415	1,199,987
Steel Dynamics, Inc.	64,690	1,183,827
Ashland, Inc.	23,082	1,173,951
Ivanhoe Mines Ltd.*	51,200	1,173,504
Reliance Steel & Aluminum Co.	22,814	1,165,795
Huntsman Corp.	73,748	1,151,206
Bemis Company, Inc.	33,812	1,104,300
Sonoco Products Co.	32,629	1,098,618
Valspar Corp.	31,652	1,091,361
Scotts Miracle-Gro Co. — Class A	21,494	1,091,250
Domtar Corp.	13,880	1,053,770
Titanium Metals Corp.*	60,665	1,042,225
Intrepid Potash, Inc.*	27,587	1,028,719
Royal Gold, Inc.	18,644	1,018,522
Hecla Mining Co.*	90,400	1,017,904
Compass Minerals International, Inc.	11,329	1,011,340
RPM International, Inc.	45,532	1,006,257
Rockwood Holdings, Inc.*	25,650	1,003,428
Solutia, Inc.*	42,380	978,130
Silgan Holdings, Inc.	27,260	976,181
Packaging Corporation of America	37,381	965,925
Thompson Creek Metals Company, Inc.*	65,500	964,160
Cytec Industries, Inc.	18,045	957,468
WR Grace & Co.*	26,747	939,622
Coeur d’Alene Mines Corp.*	34,100	931,612
Cabot Corp.	24,400	918,660
Temple-Inland, Inc.	43,246	918,545
Silver Standard Resources, Inc.*	32,000	903,040
Schnitzer Steel Industries, Inc. — Class A	13,200	876,348
Stillwater Mining Co.*	40,500	864,675
Rock-Tenn Co. — Class A	15,814	853,165
Commercial Metals Co.	48,549	805,428
AK Steel Holding Corp.	48,503	793,994

Total Materials		162,184,090

Financials — 1.2%
Weyerhaeuser Co.	100,171	1,896,237

Total Common Stocks (Cost $119,331,225)		164,080,327

RIGHT†† — 0.0%

Ivanhoe Mines Ltd. Expires 01/26/11	50,100	70,140

Total Right (Cost $69,235)		70,140

Schedule of Investments	Sector Funds
December 31, 2010 (Unaudited)	Basic Materials Fund

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 — 0.5%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	$844,847	$844,847
Total Repurchase Agreement (Cost $844,847)		$844,847

Total Investments — 100.3% (Cost $120,245,307)		$164,995,314
Liabilities, Less Cash & Other Assets — (0.3)%		(562,290)

Total Net Assets — 100.0%		$164,433,024

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Sector Funds
December 31, 2010 (Unaudited)	Consumer Products Fund

	Shares	Value

COMMON STOCKS† — 99.4%
Consumer Staples — 99.4%
Procter & Gamble Co.	48,326	$3,108,812
Coca-Cola Co.	43,968	2,891,775
Philip Morris International, Inc.	40,643	2,378,835
PepsiCo, Inc.	35,902	2,345,478
Kraft Foods, Inc. — Class A	54,732	1,724,605
Altria Group, Inc.	66,995	1,649,417
Colgate-Palmolive Co.	18,093	1,454,134
Kimberly-Clark Corp.	18,700	1,178,848
General Mills, Inc.	30,787	1,095,709
Archer-Daniels-Midland Co.	33,782	1,016,163
Reynolds American, Inc.	30,998	1,011,155
Kellogg Co.	19,721	1,007,349
Sysco Corp.	32,815	964,761
Estee Lauder Companies, Inc. — Class A	11,580	934,505
HJ Heinz Co.	18,727	926,237
Kroger Co.	39,813	890,218
Lorillard, Inc.	10,318	846,695
Avon Products, Inc.	28,202	819,550
Mead Johnson Nutrition Co. — Class A	13,119	816,658
Campbell Soup Co.	22,897	795,671
Sara Lee Corp.	44,015	770,703
Hershey Co.	15,775	743,791
Bunge Ltd.	11,295	740,048
ConAgra Foods, Inc.	32,561	735,227
Molson Coors Brewing Co. — Class B	14,077	706,524
Clorox Co.	10,929	691,587
Whole Foods Market, Inc.	13,550	685,495
Safeway, Inc.	30,425	684,258
Coca-Cola Enterprises, Inc.	26,934	674,158
JM Smucker Co.	9,912	650,723
Dr Pepper Snapple Group, Inc.	18,405	647,120
Cia de Bebidas das Americas ADR	19,260	597,638
Tyson Foods, Inc. — Class A	34,400	592,368
McCormick & Company, Inc.	12,345	574,413
Hormel Foods Corp.	10,738	550,430
Energizer Holdings, Inc.*	7,150	521,235
Church & Dwight Company, Inc.	7,429	512,750
Constellation Brands, Inc. — Class A*	22,914	507,545
Hansen Natural Corp.*	9,519	497,653
Brown-Forman Corp. — Class B	7,013	488,245
Green Mountain Coffee Roasters, Inc.*	14,528	477,390
Del Monte Foods Co.	23,768	446,838
Alberto-Culver Co. — Class B	12,063	446,814
Ralcorp Holdings, Inc.*	6,742	438,297
Corn Products International, Inc.	9,333	429,318
Smithfield Foods, Inc.*	20,782	428,733
Unilever N.V.	12,698	398,717
Herbalife Ltd.	5,713	390,598
Fomento Economico Mexicano SAB de CV ADR	6,717	375,615
Anheuser-Busch InBev N.V. ADR	6,550	373,940
Diageo plc ADR	4,738	352,176
SUPERVALU, Inc.	36,416	350,686
Flowers Foods, Inc.	12,424	334,330
Nu Skin Enterprises, Inc. — Class A	10,318	312,223
Dean Foods Co.*	34,935	308,825
Central European Distribution Corp.*	12,922	295,914
United Natural Foods, Inc.*	8,052	295,347
Casey’s General Stores, Inc.	6,874	292,214

Total Consumer Staples		47,176,461
Total Common Stocks (Cost $34,784,032)		47,176,461

WARRANT†† — 0.0%
Consumer Discretionary — 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	125	39

Total Warrant (Cost $—)		39

Total Investments - 99.4% (Cost $34,784,032)		$47,176,500
Cash & Other Assets, Less Liabilities — 0.6%		288,162

Total Net Assets — 100.0%		$47,464,662

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Sector Funds
December 31, 2010 (Unaudited)	Leisure Fund

	Shares	Value

COMMON STOCKS† — 99.6%
Consumer Discretionary — 95.8%
McDonald’s Corp.	10,460	$802,909
Walt Disney Co.	20,143	755,564
Comcast Corp. — Class A	31,355	688,869
Carnival Corp.	12,249	564,802
News Corp. — Class A	38,761	564,360
Time Warner, Inc.	16,681	536,628
DIRECTV — Class A*	12,856	513,340
Las Vegas Sands Corp.*	10,608	487,437
Viacom, Inc. — Class B	11,250	445,613
Time Warner Cable, Inc. — Class A	6,580	434,477
Starbucks Corp.	13,327	428,197
Yum! Brands, Inc.	8,667	425,116
Discovery Communications, Inc. — Class A*	8,684	362,122
Marriott International, Inc. — Class A	8,212	341,126
CBS Corp. — Class B	16,844	320,877
Wynn Resorts Ltd.	3,048	316,504
Starwood Hotels & Resorts Worldwide, Inc.	4,972	302,198
McGraw-Hill Companies, Inc.	8,215	299,108
Royal Caribbean Cruises Ltd.*	6,233	292,951
Cablevision Systems Corp. — Class A	8,332	281,955
Virgin Media, Inc.	9,903	269,758
Mattel, Inc.	10,545	268,159
DISH Network Corp. — Class A*	13,557	266,531
Liberty Global, Inc. — Class A*	7,278	257,496
Harley-Davidson, Inc.	7,364	255,310
MGM Resorts International*	16,214	240,778
Darden Restaurants, Inc.	4,862	225,791
Hasbro, Inc.	4,687	221,133
Chipotle Mexican Grill, Inc.*	1,021	217,126
Ctrip.com International Ltd. ADR*	5,297	214,264
Liberty Media Corp.- Capital*	3,396	212,454
International Game Technology	11,637	205,859
Wyndham Worldwide Corp.	6,728	201,571
Scripps Networks Interactive, Inc. — Class A	3,874	200,480
Grupo Televisa S.A. ADR*	7,162	185,711
Washington Post Co. — Class B	391	171,845
Melco Crown Entertainment Ltd. — Class Participation Certificate ADR*	26,660	169,558
Gannett Company, Inc.	11,125	167,876
Liberty Media Corp. — Starz*	2,474	164,472
Panera Bread Co. — Class A*	1,511	152,928
Penn National Gaming, Inc.*	4,245	149,212
WMS Industries, Inc.*	3,209	145,175
Polaris Industries, Inc.	1,853	144,571
DreamWorks Animation SKG, Inc. — Class A*	4,792	141,220
Bally Technologies, Inc.*	3,184	134,333
Madison Square Garden, Inc. — Class A*	4,990	128,642
Cinemark Holdings, Inc.	7,168	123,576
Live Nation Entertainment, Inc.*	10,807	123,416
Brinker International, Inc.	5,907	123,338
Vail Resorts, Inc.*	2,327	121,097
Cheesecake Factory, Inc.*	3,846	117,918
Gaylord Entertainment Co.*	3,236	116,302
Life Time Fitness, Inc.*	2,830	116,002
Regal Entertainment Group — Class A	9,857	115,721
Brunswick Corp.	6,082	113,977
Valassis Communications, Inc.*	3,474	112,384
Orient-Express Hotels Ltd. — Class A*	8,580	111,454
Meredith Corp.	3,173	109,944
New York Times Co. — Class A*	10,816	105,997
Eastman Kodak Co.*	19,200	102,912
Texas Roadhouse, Inc. — Class A*	5,915	101,561
Jack in the Box, Inc.*	4,685	98,994
Cracker Barrel Old Country Store, Inc.	1,797	98,422
PF Chang’s China Bistro, Inc.	1,911	92,607
Bob Evans Farms, Inc.	2,650	87,344

Total Consumer Discretionary		16,369,372

Information Technology — 3.8%
Activision Blizzard, Inc.	27,968	347,922
Electronic Arts, Inc.*	12,927	211,744
Take-Two Interactive Software, Inc.*	7,230	88,495

Total Information Technology		648,161

Total Common Stocks (Cost $14,027,166)		17,017,533

WARRANT†† — 0.0%
Consumer Discretionary — 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	350	109

Total Warrant (Cost $—)		109

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 — 0.2%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	26,847	26,847

Total Repurchase Agreement (Cost $26,847)		26,847

Total Investments — 99.8% (Cost $14,054,013)		$17,044,489
Cash & Other Assets, Less Liabilities — 0.2%		31,871

Total Net Assets — 100.0%		$17,076,360

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

Schedule of Investments	Sector Funds
December 31, 2010 (Unaudited)	Retailing Fund

	Shares	Value

COMMON STOCKS† — 99.7%
Consumer Discretionary — 82.4%
Amazon.com, Inc.*	5,021	$903,780
Home Depot, Inc.	22,114	775,317
Target Corp.	11,272	677,786
Lowe’s Companies, Inc.	23,711	594,672
Priceline.com, Inc.*	1,080	431,514
TJX Companies, Inc.	9,710	431,026
Staples, Inc.	18,383	418,580
Kohl’s Corp.*	7,499	407,497
The Gap, Inc.	17,547	388,490
Best Buy Company, Inc.	11,105	380,791
Bed Bath & Beyond, Inc.*	7,517	369,460
AutoZone, Inc.*	1,261	343,737
Macy’s, Inc.	13,228	334,668
Dollar General Corp.*	10,741	329,426
Limited Brands, Inc.	10,427	320,421
Liberty Media Corporation — Interactive*	19,909	313,965
Nordstrom, Inc.	7,318	310,137
Sears Holdings Corp.*	4,097	302,154
NetFlix, Inc.*	1,704	299,393
O’Reilly Automotive, Inc.*	4,846	292,795
Genuine Parts Co.	5,689	292,073
Ross Stores, Inc.	4,465	282,411
Tiffany & Co.	4,501	280,277
JC Penney Company, Inc.	8,594	277,672
Dollar Tree, Inc.*	4,821	270,362
Expedia, Inc.	10,366	260,083
CarMax, Inc.*	8,062	257,017
Family Dollar Stores, Inc.	5,157	256,354
Urban Outfitters, Inc.*	6,853	245,406
Advance Auto Parts, Inc.	3,501	231,591
Abercrombie & Fitch Co. — Class A	3,996	230,289
PetSmart, Inc.	5,538	220,523
Dick’s Sporting Goods, Inc.*	5,743	215,363
AutoNation, Inc.*	7,531	212,374
Guess?, Inc.	4,484	212,183
GameStop Corp. — Class A*	8,746	200,109
Williams-Sonoma, Inc.	5,556	198,294
Signet Jewelers Ltd.*	4,508	195,647
Tractor Supply Co.	3,988	193,378
Foot Locker, Inc.	9,078	178,110
American Eagle Outfitters, Inc.	11,676	170,820
Sally Beauty Holdings, Inc.*	11,720	170,292
J Crew Group, Inc.*	3,828	165,140
Big Lots, Inc.*	5,202	158,453
Dillard’s, Inc. — Class A	4,176	158,437
Rent-A-Center, Inc. — Class A	4,687	151,296
Aeropostale, Inc.*	6,137	151,216
Chico’s FAS, Inc.	12,466	149,966
RadioShack Corp.	8,064	149,103
Ulta Salon Cosmetics & Fragrance, Inc.*	4,380	148,920
Ascena Retail Group, Inc.*	5,635	148,877
Jo-Ann Stores, Inc.*	2,400	144,528
HSN, Inc.*	4,478	137,206
Buckle, Inc.	3,497	132,082
Saks, Inc.*	12,262	131,203
AnnTaylor Stores Corp.*	4,633	126,898
OfficeMax, Inc.*	7,128	126,166
Men’s Wearhouse, Inc.	4,749	118,630
Collective Brands, Inc.*	5,597	118,097
Pier 1 Imports, Inc.*	10,760	112,980
Childrens Place Retail Stores, Inc.*	2,261	112,236
LKQ Corp.*	4,818	109,465
99 Cents Only Stores*	6,740	107,436
Jos A. Bank Clothiers, Inc.*	2,587	104,308
Group 1 Automotive, Inc.	2,390	99,806

Total Consumer Discretionary		16,738,686

Consumer Staples — 17.3%
Wal-Mart Stores, Inc.	26,402	1,423,859
CVS Caremark Corp.	20,358	707,848
Walgreen Co.	16,272	633,957
Costco Wholesale Corp.	7,957	574,575
BJ’s Wholesale Club, Inc.*	3,484	166,884

Total Consumer Staples		3,507,123

Total Common Stocks (Cost $16,989,523)		20,245,809

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 — 0.8%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	160,041	160,041

Total Repurchase Agreement (Cost $160,041)		160,041

Total Investments — 100.5% (Cost $17,149,564)		$20,405,850
Liabilities, Less Cash & Other Assets — (0.5)%		(99,534)

Total Net Assets — 100.0%		$20,306,316

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

Schedule of Investments	Sector Funds
December 31, 2010 (Unaudited)	Telecommunications Fund

	Shares	Value

COMMON STOCKS† — 99.2%
Telecommunication Services — 53.9%
AT&T, Inc.	49,120	$1,443,145
Verizon Communications, Inc.	31,159	1,114,869
Vodafone Group plc ADR	38,685	1,022,445
American Tower Corp. — Class A*	9,600	495,744
CenturyLink, Inc.	8,826	407,496
Qwest Communications International, Inc.	51,762	393,909
Crown Castle International Corp.*	8,958	392,629
Millicom International Cellular S.A.	3,730	356,588
Frontier Communications Corp.	35,438	344,812
America Movil SAB de CV ADR	5,657	324,372
NII Holdings, Inc.*	6,743	301,142
Windstream Corp.	20,207	281,686
China Mobile Ltd. ADR	4,941	245,172
SBA Communications Corp. — Class A*	5,885	240,932
MetroPCS Communications, Inc.*	18,165	229,424
Mobile Telesystems OJSC ADR	10,443	217,945
Telefonica S.A. ADR	2,510	171,734
Vivo Participacoes S.A. ADR	5,263	171,521
Tele Norte Leste Participacoes S.A. ADR	11,650	171,255
VimpelCom Ltd. ADR	11,220	168,749
BCE, Inc.	4,551	161,378
Syniverse Holdings, Inc.*	5,223	161,130
Chunghwa Telecom Company Ltd. ADR	6,210	156,927
China Unicom Hong Kong Ltd. ADR	10,931	155,767
Clearwire Corp. — Class A*	24,541	126,386
Telephone & Data Systems, Inc.	3,350	122,443
tw telecom, Inc. — Class A*	6,610	112,701
SK Telecom Company Ltd. ADR	5,936	110,588
Leap Wireless International, Inc.*	8,850	108,501
KT Corporation ADR	5,060	105,248

Total Telecommunication Services		9,816,638

Information Technology — 45.3%
Cisco Systems, Inc.*	58,019	1,173,724
QUALCOMM, Inc.	19,803	980,050
Research In Motion Ltd.*	10,294	598,390
Motorola Solutions, Inc.*	55,796	506,070
Juniper Networks, Inc.*	12,979	479,185
F5 Networks, Inc.*	2,660	346,226
Nokia Oyj ADR	29,597	305,441
Harris Corp.	5,744	260,203
Riverbed Technology, Inc.*	7,010	246,542
Polycom, Inc.*	5,096	198,642
JDS Uniphase Corp.*	13,677	198,043
Acme Packet, Inc.*	3,700	196,692
CommScope, Inc.*	6,026	188,132
Tellabs, Inc.	25,456	172,592
Telefonaktiebolaget LM Ericsson ADR	14,765	170,240
Brocade Communications Systems, Inc.*	32,154	170,095
ADTRAN, Inc.	4,603	166,675
Finisar Corp.*	5,516	163,770
Aruba Networks, Inc.*	7,238	151,129
Ciena Corp.*	7,175	151,034
InterDigital, Inc.	3,490	145,324
RADWARE Ltd.*	3,540	132,785
Plantronics, Inc.	3,360	125,059
Blue Coat Systems, Inc.*	4,130	123,363
Netgear, Inc.*	3,510	118,217
Infinera Corp.*	10,559	109,074
Emulex Corp.*	8,587	100,124
DG FastChannel, Inc.*	3,460	99,925
Arris Group, Inc.*	8,677	97,356
Comtech Telecommunications Corp.	3,400	94,282
Viasat, Inc.*	2,110	93,705
Oclaro, Inc.*	6,940	91,261
Tekelec*	7,316	87,134

Total Information Technology		8,240,484

Total Common Stocks (Cost $14,822,413)		18,057,122

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1— 0.5%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	99,577	99,577

Total Repurchase Agreement (Cost $99,577)		99,577

Total Investments — 99.7% (Cost $14,921,990)		$18,156,699
Cash & Other Assets, Less Liabilities — 0.3%		47,122

Total Net Assets — 100.0%		$18,203,821

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Sector Funds
December 31, 2010 (Unaudited)	Transportation Fund

	Shares	Value

COMMON STOCKS† — 99.5%
Industrials — 99.5%
United Parcel Service, Inc. — Class B	22,443	$1,628,912
Union Pacific Corp.	14,185	1,314,382
FedEx Corp.	11,170	1,038,922
CSX Corp.	14,864	960,363
Norfolk Southern Corp.	14,739	925,904
CH Robinson Worldwide, Inc.	8,819	707,196
Expeditors International of Washington, Inc.	11,871	648,157
Delta Air Lines, Inc.*	48,237	607,785
Southwest Airlines Co.	46,138	598,871
United Continental Holdings, Inc.*	21,990	523,802
Hertz Global Holdings, Inc.*	32,488	470,750
J.B. Hunt Transport Services, Inc.	10,792	440,422
Kansas City Southern*	8,938	427,773
Canadian National Railway Co.	5,956	395,895
DryShips, Inc.*	59,260	325,930
Ryder System, Inc.	6,126	322,473
AMR Corp.*	39,202	305,384
Landstar System, Inc.	6,808	278,720
Con-way, Inc.	7,605	278,115
Alaska Air Group, Inc.*	4,879	276,591
JetBlue Airways Corp.*	40,675	268,862
Canadian Pacific Railway Ltd.	3,901	252,824
Avis Budget Group, Inc.*	15,987	248,758
Werner Enterprises, Inc.	10,900	246,340
US Airways Group, Inc.*	24,374	243,984
Knight Transportation, Inc.	12,768	242,592
Kirby Corp.*	5,370	236,548
Genesee & Wyoming, Inc. — Class A*	4,417	233,880
Atlas Air Worldwide Holdings, Inc.*	4,108	229,350
Old Dominion Freight Line, Inc.*	7,071	226,201
Dollar Thrifty Automotive Group, Inc.*	4,769	225,383
HUB Group, Inc. — Class A*	6,206	218,079
AirTran Holdings, Inc.*	26,072	192,672
Allegiant Travel Co. — Class A	3,528	173,719
Arkansas Best Corp.	6,020	165,068
Heartland Express, Inc.	9,557	153,103
Alexander & Baldwin, Inc.	3,810	152,514
Copa Holdings S.A. — Class A	2,368	139,333
Genco Shipping & Trading Ltd.*	9,669	139,234
UTI Worldwide, Inc.	6,510	138,012
Republic Airways Holdings, Inc.*	15,970	116,900

Total Industrials		16,719,703

Total Common Stocks (Cost $11,454,696)		16,719,703

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 — 0.6%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	95,556	95,556

Total Repurchase Agreement (Cost $95,556)		95,556

Total Investments — 100.1% (Cost $11,550,252)		$16,815,259
Liabilities, Less Cash & Other Assets — (0.1)%		(10,725)

Total Net Assets — 100.0%		$16,804,534

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

Schedule of Investments	Sector Funds
December 31, 2010 (Unaudited)	Energy Services Fund

	Shares	Value

COMMON STOCKS† — 99.6%
Energy — 99.6%
Schlumberger Ltd.	260,454	$21,747,908
Halliburton Co.	304,236	12,421,956
National Oilwell Varco, Inc.	163,225	10,976,881
Transocean Ltd.*	151,345	10,519,991
Baker Hughes, Inc.	177,804	10,165,055
Weatherford International Ltd.*	368,187	8,394,664
Cameron International Corp.*	139,490	7,076,328
FMC Technologies, Inc.*	74,895	6,658,914
Diamond Offshore Drilling, Inc.	94,099	6,292,400
Nabors Industries Ltd.*	227,337	5,333,326
Noble Corp.	144,862	5,181,714
Pride International, Inc.*	149,900	4,946,700
Helmerich & Payne, Inc.	94,603	4,586,353
McDermott International, Inc.*	217,694	4,504,089
Rowan Companies, Inc.*	121,238	4,232,419
Ensco plc ADR	77,640	4,144,423
Oceaneering International, Inc.*	54,688	4,026,677
Patterson-UTI Energy, Inc.	170,996	3,684,964
Oil States International, Inc.*	57,332	3,674,408
Tenaris S.A. ADR	73,901	3,619,671
Dril-Quip, Inc.*	45,455	3,532,763
Tidewater, Inc.	63,889	3,439,784
Superior Energy Services, Inc.*	97,469	3,410,440
CARBO Ceramics, Inc.	30,986	3,208,290
Atwood Oceanics, Inc.*	83,821	3,132,391
Core Laboratories N.V.	34,499	3,072,136
Seadrill Ltd.	88,910	3,015,827
Complete Production Services, Inc.*	101,959	3,012,888
RPC, Inc.	165,603	3,000,726
SEACOR Holdings, Inc.	29,075	2,939,192
Key Energy Services, Inc.*	212,220	2,754,616
Lufkin Industries, Inc.	40,476	2,525,298
Dresser-Rand Group, Inc.*	58,372	2,486,063
Helix Energy Solutions Group, Inc.*	189,448	2,299,899
Unit Corp.*	42,338	1,967,870
Bristow Group, Inc.*	40,159	1,901,529
Exterran Holdings, Inc.*	74,430	1,782,599
ION Geophysical Corp.*	160,250	1,358,920
Hornbeck Offshore Services, Inc.*	59,869	1,250,065
Tetra Technologies, Inc.*	90,858	1,078,484

Total Energy		193,358,621

Total Common Stocks (Cost $143,061,534)		193,358,621

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 — 0.6%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	1,199,065	1,199,065

Total Repurchase Agreement (Cost $1,199,065)		1,199,065

Total Investments — 100.2% (Cost $144,260,599)		$194,557,686
Liabilities, Less Cash & Other Assets — (0.2)%		(386,843)

Total Net Assets — 100.0%		$194,170,843

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Sector Funds
December 31, 2010 (Unaudited)	Banking Fund

	Shares	Value

COMMON STOCKS† — 100.1%
Financials — 100.1%
JPMorgan Chase & Co.	16,762	$711,044
Bank of America Corp.	53,057	707,780
U.S. Bancorp	25,618	690,917
Wells Fargo & Co.	22,250	689,528
Bank of New York Mellon Corp.	22,041	665,638
PNC Financial Services Group, Inc.	10,353	628,634
BB&T Corp.	17,629	463,466
SunTrust Banks, Inc.	14,684	433,325
Fifth Third Bancorp	26,055	382,487
M&T Bank Corp.	4,088	355,860
Regions Financial Corp.	48,729	341,103
CIT Group, Inc.*	7,230	340,533
New York Community Bancorp, Inc.	16,987	320,205
KeyCorp	35,327	312,644
Comerica, Inc.	6,974	294,582
Hudson City Bancorp, Inc.	22,084	281,350
Huntington Bancshares, Inc.	39,756	273,124
People’s United Financial, Inc.	17,960	251,620
Itau Unibanco Holding S.A. ADR	10,453	250,977
Banco Bradesco S.A. ADR	11,707	237,535
Zions Bancorporation	9,676	234,449
ICICI Bank Ltd. ADR	4,250	215,220
Marshall & Ilsley Corp.	30,811	213,212
Cullen	3,473	212,270
HSBC Holdings plc ADR	4,047	206,559
Banco Santander Brasil S.A. ADR	15,160	206,176
Toronto-Dominion Bank	2,715	201,752
Commerce Bancshares, Inc.	5,066	201,272
UBS AG	12,201	200,950
Royal Bank of Canada	3,768	197,292
HDFC Bank Ltd. ADR	1,180	197,190
City National Corp.	3,200	196,352
First Horizon National Corp.*	16,642	196,048
Barclays plc ADR	11,647	192,408
Banco Santander S.A. ADR	17,996	191,657
Bank of Montreal	3,329	191,651
Deutsche Bank AG	3,675	191,284
East West Bancorp, Inc.	9,687	189,381
First Niagara Financial Group, Inc.	13,206	184,620
Credicorp Ltd.	1,540	183,121
Associated Banc-Corp.	11,675	176,876
Bank of Hawaii Corp.	3,546	167,407
Valley National Bancorp	11,630	166,309
SVB Financial Group*	3,108	164,879
TCF Financial Corp.	11,048	163,621
Fulton Financial Corp.	15,602	161,325
FirstMerit Corp.	8,060	159,507
CapitalSource, Inc.	22,210	157,691
Signature Bank *	3,125	156,250
Capitol Federal Financial, Inc.	12,941	154,127
MGIC Investment Corp.*	15,069	153,553
Whitney Holding Corp.	10,576	149,650
Prosperity Bancshares, Inc.	3,808	149,578
Webster Financial Corp.	7,074	139,358
Westamerica Bancorporation	2,491	138,176
Iberiabank Corp.	2,325	137,477
Trustmark Corp.	5,514	136,968
NewAlliance Bancshares, Inc.	9,080	136,018
BancorpSouth, Inc.	8,436	134,554
Umpqua Holdings Corp.	10,737	130,777
Astoria Financial Corp.	9,302	129,391
Cathay General Bancorp	7,701	128,607
Susquehanna Bancshares, Inc.	12,373	119,771
Wintrust Financial Corp.	3,605	119,073
FNB Corp.	11,836	116,230
Radian Group, Inc.	14,304	115,433
TFS Financial Corp.	12,723	114,761
Old National Bancorp	9,477	112,682
Washington Federal, Inc.	6,553	110,877
Northwest Bancshares, Inc.	9,314	109,533
PrivateBancorp, Inc. — Class A	7,528	108,253
Provident Financial Services, Inc.	6,955	105,229
First Midwest Bancorp, Inc.	9,128	105,155
Glacier Bancorp, Inc.	6,530	98,668
Texas Capital Bancshares, Inc.*	4,510	95,928
Sterling Bancshares, Inc.	11,030	77,431
Ocwen Financial Corp.*	7,770	74,126
CVB Financial Corp.	7,870	68,233

Total Financials		17,578,698

Total Common Stocks (Cost $13,525,597)		17,578,698

Total Investments — 100.1% (Cost $13,525,597)		$17,578,698
Liabilities, Less Cash & Other Assets — (0.1)%		(11,243)

Total Net Assets — 100.0%		$17,567,455

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Sector Funds
December 31, 2010 (Unaudited)	Biotechnology Fund

	Shares	Value

COMMON STOCKS† — 99.8%
Health Care — 99.8%
Amgen, Inc.*	125,610	$6,895,988
Gilead Sciences, Inc.*	145,277	5,264,838
Celgene Corp.*	87,198	5,156,890
Genzyme Corp.*	59,936	4,267,443
Biogen Idec, Inc.*	58,333	3,911,228
Alexion Pharmaceuticals, Inc.*	32,545	2,621,500
Vertex Pharmaceuticals, Inc.*	73,891	2,588,402
Dendreon Corp.*	61,919	2,162,211
Human Genome Sciences, Inc.*	86,915	2,076,399
Cephalon, Inc.*	33,443	2,064,102
United Therapeutics Corp.*	29,281	1,851,145
Regeneron Pharmaceuticals, Inc.*	48,497	1,592,157
Onyx Pharmaceuticals, Inc.*	41,101	1,515,394
Amylin Pharmaceuticals, Inc.*	96,527	1,419,912
InterMune, Inc.*	38,825	1,413,230
BioMarin Pharmaceutical, Inc.*	45,967	1,237,891
Myriad Genetics, Inc.*	52,418	1,197,227
Incyte Corporation Ltd.*	70,364	1,165,228
Cubist Pharmaceuticals, Inc.*	52,260	1,118,364
Theravance, Inc.*	42,155	1,056,826
Acorda Therapeutics, Inc.*	38,216	1,041,768
MannKind Corp.*	120,955	974,897
Exelixis, Inc.*	110,910	910,571
Pharmasset, Inc.*	19,953	866,160
Enzon Pharmaceuticals, Inc.*	70,545	858,533
Momenta Pharmaceuticals, Inc.*	55,795	835,251
Savient Pharmaceuticals, Inc.*	74,260	827,256
Martek Biosciences Corp.*	24,825	777,023
Cepheid, Inc.*	33,610	764,628
Seattle Genetics, Inc.*	49,974	747,111
PDL BioPharma, Inc.	109,213	680,397
Geron Corp.*	128,510	664,397
Orexigen Therapeutics, Inc.*	74,700	603,576
Alkermes, Inc.*	48,425	594,659
Ariad Pharmaceuticals, Inc.*	116,225	592,748
Talecris Biotherapeutics Holdings Corp.*	21,872	509,618
Immunogen, Inc.*	42,105	389,892
Isis Pharmaceuticals, Inc.*	38,367	388,274
SIGA Technologies, Inc.*	25,545	357,630
AMAG Pharmaceuticals, Inc.*	19,035	344,534

Total Health Care		64,305,298

Total Common Stocks (Cost $33,382,112)		64,305,298

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 — 0.7%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	422,883	422,883

Total Repurchase Agreement (Cost $422,883)		422,883

Total Investments — 100.5% (Cost $33,804,995)		$64,728,181
Liabilities, Less Cash & Other Assets — (0.5)%		(331,000)

Total Net Assets — 100.0%		$64,397,181

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

Schedule of Investments	Sector Funds
December 31, 2010 (Unaudited)	Electronics Fund

	Shares	Value

COMMON STOCKS† — 100.4%
Information Technology — 96.9%
Intel Corp.	82,901	$1,743,407
Texas Instruments, Inc.	30,785	1,000,513
Broadcom Corp. — Class A	17,623	767,482
Applied Materials, Inc.	50,547	710,185
Marvell Technology Group Ltd.*	29,583	548,765
Analog Devices, Inc.	14,378	541,619
Altera Corp.	15,061	535,870
NVIDIA Corp.*	32,360	498,344
Micron Technology, Inc.*	58,192	466,700
Xilinx, Inc.	15,509	449,451
Linear Technology Corp.	12,987	449,220
Avago Technologies Ltd.	15,068	428,986
Maxim Integrated Products, Inc.	18,049	426,317
Cree, Inc.*	6,470	426,308
Microchip Technology, Inc.	12,010	410,862
KLA-Tencor Corp.	10,472	404,638
Lam Research Corp.*	7,810	404,402
Atmel Corp.*	32,145	396,026
Advanced Micro Devices, Inc.*	47,383	387,593
Skyworks Solutions, Inc.*	13,022	372,820
Taiwan Semiconductor Manufacturing Company Ltd. ADR	28,815	361,340
ON Semiconductor Corp.*	35,052	346,314
LSI Corp.*	54,639	327,288
National Semiconductor Corp.	21,774	299,610
Cypress Semiconductor Corp.*	15,504	288,064
Novellus Systems, Inc.*	8,726	282,024
Trina Sola Ltd. ADR*	12,024	281,602
Varian Semiconductor Equipment Associates, Inc.*	7,371	272,506
Teradyne, Inc.*	18,988	266,592
Atheros Communications, Inc.*	7,299	262,180
MEMC Electronic Materials, Inc.*	23,069	259,757
ASML Holding N.V. — Class G	6,166	236,404
PMC — Sierra, Inc.*	27,438	235,692
Fairchild Semiconductor International, Inc. — Class A*	14,924	232,964
Silicon Laboratories, Inc.*	4,958	228,167
Netlogic Microsystems, Inc.*	7,158	224,833
Intersil Corp. — Class A	14,674	224,072
TriQuint Semiconductor, Inc.*	19,142	223,770
RF Micro Devices, Inc.*	30,170	221,750
Microsemi Corp.*	9,573	219,222
Veeco Instruments, Inc.*	5,064	217,549
Hittite Microwave Corp.*	3,534	215,715
Omnivision Technologies, Inc.*	7,133	211,208
Cavium Networks, Inc.*	5,539	208,710
International Rectifier Corp.*	6,982	207,296
Cymer, Inc.*	4,231	190,691
Semtech Corp.*	8,403	190,244
SunPower Corp. — Class A*	13,930	178,722
Rambus, Inc.*	8,583	175,780
Cirrus Logic, Inc.*	10,556	168,685
Entropic Communications, Inc.*	13,583	164,083
Integrated Device Technology, Inc.*	24,625	164,003
Entegris, Inc.*	21,653	161,748
Power Integrations, Inc.	4,013	161,082
Lattice Semiconductor Corp.*	24,190	146,591
MIPS Technologies, Inc. — Class A*	9,470	143,565
Applied Micro Circuits Corp.*	12,874	137,494
Volterra Semiconductor Corp.*	5,594	129,557
Advanced Energy Industries, Inc.*	9,251	126,184
Rubicon Technology, Inc.*	5,616	118,385
Tessera Technologies, Inc.*	5,264	116,598
Monolithic Power Systems, Inc.*	6,983	115,359
Kulicke & Soffa Industries, Inc.*	15,790	113,688
Amkor Technology, Inc.*	12,966	95,819

Total Information Technology		20,522,415

Industrials — 3.5%
First Solar, Inc.*	4,110	534,875
GT Solar International, Inc.*	22,023	200,850

Total Industrials		735,725

Total Common Stocks (Cost $16,632,679)		21,258,140

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 — 0.8%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	169,461	169,461

Total Repurchase Agreement (Cost $169,461)		169,461

Total Investments — 101.2% (Cost $16,802,140)		$21,427,601
Liabilities, Less Cash & Other Assets — (1.2)%		(254,234)

Total Net Assets — 100.0%		$21,173,367

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

Schedule of Investments	Sector Funds
December 31, 2010 (Unaudited)	Internet Fund

	Shares	Value

COMMON STOCKS† — 99.5%
Information Technology — 78.6%
Google, Inc. — Class A*	29,108	$17,289,279
Cisco Systems, Inc.*	669,582	13,545,644
QUALCOMM, Inc.	228,512	11,309,059
eBay, Inc.*	264,797	7,369,301
Baidu, Inc. ADR*	74,514	7,192,836
Research In Motion Ltd.*	118,901	6,911,715
Broadcom Corp. — Class A	136,175	5,930,421
Yahoo!, Inc.*	356,253	5,924,487
Juniper Networks, Inc.*	149,871	5,533,237
Intuit, Inc.*	99,452	4,902,983
Symantec Corp.*	272,536	4,562,253
F5 Networks, Inc.*	30,621	3,985,629
Check Point Software Technologies Ltd.*	84,542	3,910,913
Red Hat, Inc.*	79,276	3,618,949
BMC Software, Inc.*	76,520	3,607,153
Akamai Technologies, Inc.*	76,294	3,589,633
McAfee, Inc.*	73,019	3,381,510
VeriSign, Inc.	89,400	2,920,698
Sina Corp.*	37,500	2,580,750
Rackspace Hosting, Inc.*	80,639	2,532,871
Equinix, Inc.*	29,654	2,409,684
TIBCO Software, Inc.*	111,649	2,200,602
Monster Worldwide, Inc.*	92,100	2,176,323
MercadoLibre, Inc.*	32,100	2,139,465
IAC/InterActiveCorp.*	70,007	2,009,201
Sohu.com, Inc.*	30,600	1,942,794
VistaPrint N.V.*	40,110	1,845,060
Ciena Corp.*	82,791	1,742,751
OpenTable, Inc.*	22,814	1,607,931
GSI Commerce, Inc.*	67,630	1,569,016
Digital River, Inc.*	43,311	1,490,765
ValueClick, Inc.*	89,768	1,438,981
AOL, Inc.*	56,489	1,339,354
Earthlink, Inc.	118,519	1,019,263
WebMD Health Corp. — Class A*	19,582	999,857
Art Technology Group, Inc.*	146,400	875,472

Total Information Technology		147,405,840

Consumer Discretionary — 17.2%
Amazon.com, Inc.*	61,657	11,098,261
Time Warner, Inc.	235,628	7,580,153
Priceline.com, Inc.*	13,596	5,432,282
NetFlix, Inc.*	21,579	3,791,430
Expedia, Inc.	127,392	3,196,265
Blue Nile, Inc.*	19,340	1,103,540

Total Consumer Discretionary		32,201,931

Telecommunication Services — 2.4%
Qwest Communications International, Inc.	597,340	4,545,757

Financials — 1.3%
E*Trade Financial Corp.*	150,000	2,400,000

Total Common Stocks (Cost $160,663,474)		186,553,528

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 — 0.7%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	1,245,797	1,245,797

Total Repurchase Agreement (Cost $1,245,797)		1,245,797

Total Investments — 100.2% (Cost $161,909,271)		$187,799,325
Liabilities, Less Cash & Other Assets — (0.2)%		(322,846)

Total Net Assets — 100.0%		$187,476,479

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

Schedule of Investments	Sector Funds
December 31, 2010 (Unaudited)	Utilities Fund

	Shares	Value

COMMON STOCKS† — 99.3%
Utilities — 99.3%
Southern Co.	17,562	$671,395
Exelon Corp.	15,058	627,015
Dominion Resources, Inc.	13,836	591,073
Duke Energy Corp.	32,524	579,252
NextEra Energy, Inc.	10,718	557,229
PG&E Corp.	10,694	511,601
American Electric Power Company, Inc.	13,726	493,861
Public Service Enterprise Group, Inc.	15,121	480,999
Consolidated Edison, Inc.	9,107	451,434
Entergy Corp.	6,006	425,405
PPL Corp.	16,146	424,963
Progress Energy, Inc.	9,740	423,495
Sempra Energy	8,050	422,464
Edison International	10,858	419,119
FirstEnergy Corp.	10,881	402,815
Xcel Energy, Inc.	16,537	389,446
AES Corp.*	30,582	372,489
DTE Energy Co.	7,229	327,618
Wisconsin Energy Corp.	5,265	309,898
Ameren Corp.	10,953	308,765
CenterPoint Energy, Inc.	19,437	305,550
Constellation Energy Group, Inc.	9,936	304,340
Oneok, Inc.	5,237	290,495
Calpine Corp.*	21,624	288,464
National Fuel Gas Co.	4,285	281,182
Northeast Utilities	8,818	281,118
SCANA Corp.	6,648	269,909
NRG Energy, Inc.*	13,665	267,014
NiSource, Inc.	15,071	265,551
Pinnacle West Capital Corp.	6,094	252,596
CMS Energy Corp.	13,458	250,319
OGE Energy Corp.	5,489	249,969
American Water Works Company, Inc.	9,865	249,486
Allegheny Energy, Inc.	10,065	243,976
Alliant Energy Corp.	6,549	240,807
Pepco Holdings, Inc.	13,172	240,389
TECO Energy, Inc.	13,069	232,628
Integrys Energy Group, Inc.	4,735	229,695
Energen Corp.	4,630	223,444
UGI Corp.	7,017	221,597
NSTAR	5,180	218,544
MDU Resources Group, Inc.	10,713	217,153
N.V. Energy, Inc.	15,269	214,529
Aqua America, Inc.	9,341	209,986
Questar Corp.	11,997	208,868
DPL, Inc.	8,052	207,017
Cia Energetica de Minas Gerais ADR	12,310	204,223
Atmos Energy Corp.	6,418	200,242
AGL Resources, Inc.	5,562	199,398
Westar Energy, Inc.	7,878	198,210
Great Plains Energy, Inc.	9,913	192,213
National Grid plc ADR	4,090	181,514
Nicor, Inc.	3,597	179,562
ITC Holdings Corp.	2,836	175,775
Piedmont Natural Gas Company, Inc.	5,889	164,656
Cleco Corp.	5,264	161,921
WGL Holdings, Inc.	4,489	160,572
IDACORP, Inc.	4,295	158,829
Hawaiian Electric Industries, Inc.	6,819	155,405
Portland General Electric Co.	6,863	148,927
UIL Holdings Corp.	4,850	145,306
Unisource Energy Corp.	3,774	135,260
Vectren Corp.	5,323	135,098
New Jersey Resources Corp.	3,054	131,658
Black Hills Corp.	4,273	128,190
Southwest Gas Corp.	3,330	122,111
NorthWestern Corp.	4,184	120,625
PNM Resources, Inc.	9,111	118,625
Avista Corp.	5,266	118,590
El Paso Electric Co.*	4,073	112,130
South Jersey Industries, Inc.	2,011	106,221
Northwest Natural Gas Co.	2,197	102,095
Dynegy, Inc. — Class A*	17,400	97,788

Total Utilities		19,710,106

Total Common Stocks (Cost $14,516,098)		19,710,106

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 — 0.3%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	65,260	65,260

Total Repurchase Agreement (Cost $65,260)		65,260

Total Investments — 99.6% (Cost $14,581,358)		$19,775,366
Cash & Other Assets, Less Liabilities — 0.4%		85,835

Total Net Assets — 100.0%		$19,861,201

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments December 31, 2010 (Unaudited)	Domestic Equity Funds Nova Fund

	Shares	Value

COMMON STOCKS† — 57.5%
Information Technology — 10.7%
Apple, Inc.*	3,821	$1,232,502
Microsoft Corp.	31,360	875,571
International Business Machines Corp.	5,168	758,456
Google, Inc. — Class A*	1,040	617,729
Oracle Corp.	16,120	504,556
Intel Corp.	23,230	488,527
Cisco Systems, Inc.*	23,090	467,111
Hewlett-Packard Co.	9,450	397,845
QUALCOMM, Inc.	6,740	333,563
EMC Corp.*	8,576	196,390
Texas Instruments, Inc.	4,890	158,925
Visa, Inc. — Class A	2,030	142,871
eBay, Inc.*	4,780	133,027
Corning, Inc.	6,510	125,773
Automatic Data Processing, Inc.	2,050	94,874
Dell, Inc.*	7,000	94,850
Cognizant Technology Solutions Corp. — Class A*	1,260	92,345
Yahoo!, Inc.*	5,430	90,301
Motorola Solutions, Inc.*	9,794	88,832
Mastercard, Inc. — Class A	396	88,748
NetApp, Inc.*	1,514	83,209
Broadcom Corp. — Class A	1,900	82,745
Juniper Networks, Inc.*	2,180	80,486
Applied Materials, Inc.	5,570	78,259
Xerox Corp.	5,780	66,586
Adobe Systems, Inc.*	2,120	65,254
Salesforce.com, Inc.*	490	64,680
Intuit, Inc.*	1,160	57,188
Symantec Corp.*	3,230	54,070
Citrix Systems, Inc.*	780	53,360
Western Union Co.	2,730	50,696
SanDisk Corp.*	980	48,863
Analog Devices, Inc.	1,240	46,711
Altera Corp.	1,300	46,254
F5 Networks, Inc.*	340	44,254
Paychex, Inc.	1,340	41,419
CA, Inc.	1,600	39,104
Amphenol Corp. — Class A	730	38,529
NVIDIA Corp.*	2,423	37,314
Fiserv, Inc.*	620	36,307
Autodesk, Inc.*	950	36,290
Red Hat, Inc.*	790	36,064
Akamai Technologies, Inc.*	760	35,758
BMC Software, Inc.*	740	34,884
Western Digital Corp.*	960	32,544
Linear Technology Corp.	940	32,515
Computer Sciences Corp.	640	31,744
Xilinx, Inc.	1,080	31,298
Fidelity National Information Services, Inc.	1,105	30,266
McAfee, Inc.*	640	29,638
Teradata Corp.*	700	28,812
Micron Technology, Inc.*	3,570	28,631
KLA-Tencor Corp.	700	27,048
Microchip Technology, Inc.	785	26,855
Harris Corp.	530	24,009
VeriSign, Inc.	720	23,522
Electronic Arts, Inc.*	1,380	22,604
FLIR Systems, Inc.*	660	19,635
Advanced Micro Devices, Inc.*	2,390	19,550
SAIC, Inc.*	1,220	19,349
Jabil Circuit, Inc.	825	16,574
LSI Corp.*	2,570	15,394
National Semiconductor Corp.	997	13,719
JDS Uniphase Corp.*	930	13,466
Molex, Inc.	576	13,087
Monster Worldwide, Inc.*	540	12,760
Novellus Systems, Inc.*	380	12,282
Lexmark International, Inc. — Class A*	330	11,491
Teradyne, Inc.*	765	10,741
MEMC Electronic Materials, Inc.*	950	10,697
Compuware Corp.*	910	10,620
Total System Services, Inc.	680	10,458
Tellabs, Inc.	1,540	10,441
Novell, Inc.*	1,460	8,643
QLogic Corp.*	440	7,489

Total Information Technology		8,846,962

Financials — 9.2%
JPMorgan Chase & Co.	16,280	690,598
Wells Fargo & Co.	21,863	677,534
Berkshire Hathaway, Inc. — Class B*	7,215	577,994
Citigroup, Inc.*	121,000	572,330
Bank of America Corp.	42,010	560,413
Goldman Sachs Group, Inc.	2,130	358,181
U.S. Bancorp	7,990	215,490
American Express Co.	4,360	187,131
Morgan Stanley	6,300	171,423
MetLife, Inc.	3,780	167,983
Bank of New York Mellon Corp.	5,174	156,255
PNC Financial Services Group, Inc.	2,190	132,977
Simon Property Group, Inc.	1,219	121,278
Prudential Financial, Inc.	2,020	118,594
Aflac, Inc.	1,960	110,603
Travelers Companies, Inc.	1,910	106,406
State Street Corp.	2,090	96,851
CME Group, Inc. — Class A	280	90,090
ACE Ltd.	1,410	87,772
Capital One Financial Corp.	1,900	80,864
BB&T Corp.	2,890	75,978
Chubb Corp.	1,270	75,743
Allstate Corp.	2,240	71,411
Charles Schwab Corp.	4,127	70,613
T. Rowe Price Group, Inc.	1,070	69,058
Franklin Resources, Inc.	610	67,838
AON Corp.	1,370	63,034
Marsh & McLennan Companies, Inc.	2,260	61,788
SunTrust Banks, Inc.	2,080	61,381
Equity Residential	1,180	61,301
Ameriprise Financial, Inc.	1,030	59,276
Public Storage	576	58,418

Schedule of Investments December 31, 2010 (Unaudited)	Domestic Equity Funds Nova Fund

	Shares	Value

COMMON STOCKS† — 57.5% (continued)
Financials — 9.2% (continued)
Vornado Realty Trust	676	$56,331
HCP, Inc.	1,520	55,921
Northern Trust Corp.	1,009	55,909
Progressive Corp.	2,760	54,841
Loews Corp.	1,320	51,361
Boston Properties, Inc.	580	49,938
Host Hotels & Resorts, Inc.	2,773	49,553
Hartford Financial Services Group, Inc.	1,850	49,006
Fifth Third Bancorp	3,320	48,738
Invesco Ltd.	1,920	46,195
M&T Bank Corp.	500	43,525
Principal Financial Group, Inc.	1,330	43,305
Weyerhaeuser Co.	2,230	42,214
Discover Financial Services	2,267	42,008
AvalonBay Communities, Inc.	360	40,518
Lincoln National Corp.	1,320	36,709
Regions Financial Corp.	5,230	36,610
IntercontinentalExchange, Inc.*	300	35,745
ProLogis	2,370	34,223
Ventas, Inc.	648	34,007
American International Group, Inc.*	580	33,420
NYSE Euronext	1,090	32,678
KeyCorp	3,669	32,471
Unum Group	1,320	31,970
Comerica, Inc.	740	31,258
Kimco Realty Corp.	1,690	30,488
XL Group plc — Class A	1,350	29,457
Health Care REIT, Inc.	600	28,584
Hudson City Bancorp, Inc.	2,189	27,888
Genworth Financial, Inc. — Class A*	2,040	26,806
SLM Corp.*	2,020	25,432
Plum Creek Timber Company, Inc.	670	25,091
CB Richard Ellis Group, Inc. — Class A*	1,210	24,781
Huntington Bancshares, Inc.	3,590	24,663
Leucadia National Corp.	825	24,073
Legg Mason, Inc.	640	23,213
Moody’s Corp.	850	22,559
People’s United Financial, Inc.	1,540	21,575
Cincinnati Financial Corp.	680	21,549
Torchmark Corp.	330	19,714
Zions Bancorporation	740	17,930
Assurant, Inc.	440	16,949
Marshall & Ilsley Corp.	2,200	15,224
NASDAQ OMX Group, Inc.*	590	13,989
E*Trade Financial Corp.*	830	13,280
Apartment Investment & Management Co. — Class A	490	12,662
First Horizon National Corp.*	991	11,670
Janus Capital Group, Inc.	770	9,987
Federated Investors, Inc. — Class B	380	9,945

Total Financials		7,642,569

Energy — 6.9%
Exxon Mobil Corp.	21,000	1,535,520
Chevron Corp.	8,380	764,675
Schlumberger Ltd.	5,680	474,280
ConocoPhillips	6,122	416,908
Occidental Petroleum Corp.	3,380	331,578
Apache Corp.	1,590	189,576
Anadarko Petroleum Corp.	2,059	156,813
Halliburton Co.	3,790	154,746
Devon Energy Corp.	1,800	141,318
National Oilwell Varco, Inc.	1,749	117,620
Marathon Oil Corp.	2,960	109,609
Baker Hughes, Inc.	1,800	102,906
EOG Resources, Inc.	1,060	96,895
Hess Corp.	1,250	95,675
Peabody Energy Corp.	1,120	71,658
Chesapeake Energy Corp.	2,720	70,475
Spectra Energy Corp.	2,700	67,473
Noble Energy, Inc.	730	62,838
Williams Companies, Inc.	2,437	60,243
Murphy Oil Corp.	800	59,640
Valero Energy Corp.	2,358	54,517
Southwestern Energy Co.*	1,440	53,899
Cameron International Corp.*	1,010	51,237
Consol Energy, Inc.	940	45,816
FMC Technologies, Inc.*	500	44,455
Pioneer Natural Resources Co.	480	41,674
Newfield Exploration Co.*	560	40,382
El Paso Corp.	2,930	40,317
Denbury Resources, Inc.*	1,657	31,632
Range Resources Corp.	670	30,137
Nabors Industries Ltd.*	1,190	27,917
EQT Corp.	620	27,801
QEP Resources, Inc.	730	26,506
Massey Energy Co.	430	23,069
Helmerich & Payne, Inc.	440	21,331
Sunoco, Inc.	496	19,994
Diamond Offshore Drilling, Inc.	290	19,392
Rowan Companies, Inc.*	530	18,502
Cabot Oil & Gas Corp.	430	16,275
Tesoro Corp.	600	11,124

Total Energy		5,726,423

Industrials — 6.3%
General Electric Co.	44,380	811,710
United Technologies Corp.	3,850	303,072
United Parcel Service, Inc. — Class B	4,120	299,030
3M Co.	2,980	257,174
Caterpillar, Inc.	2,643	247,543
Boeing Co.	3,060	199,696
Union Pacific Corp.	2,050	189,953
Emerson Electric Co.	3,140	179,514
Honeywell International, Inc.	3,252	172,876
Deere & Co.	1,770	146,999
FedEx Corp.	1,310	121,843
General Dynamics Corp.	1,570	111,407
Illinois Tool Works, Inc.	2,066	110,324
Danaher Corp.	2,230	105,189
CSX Corp.	1,560	100,792
Norfolk Southern Corp.	1,510	94,858

Schedule of Investments December 31, 2010 (Unaudited)	Domestic Equity Funds Nova Fund

	Shares	Value

COMMON STOCKS† — 57.5% (continued)
Industrials — 6.3% (continued)
Cummins, Inc.	820	$90,208
PACCAR, Inc.	1,520	87,278
Lockheed Martin Corp.	1,230	85,989
Tyco International Ltd.	2,040	84,538
Precision Castparts Corp.	590	82,134
Northrop Grumman Corp.	1,220	79,032
Waste Management, Inc.	1,980	73,003
Eaton Corp.	696	70,651
Raytheon Co.	1,520	70,437
Ingersoll-Rand plc	1,350	63,572
Parker Hannifin Corp.	670	57,821
CH Robinson Worldwide, Inc.	690	55,331
Fluor Corp.	740	49,032
Expeditors International of Washington, Inc.	880	48,048
Goodrich Corp.	520	45,796
Dover Corp.	780	45,591
Rockwell Automation, Inc.	590	42,309
Southwest Airlines Co.	3,110	40,368
ITT Corp.	760	39,604
Republic Services, Inc. — Class A	1,280	38,221
Rockwell Collins, Inc.	650	37,869
Fastenal Co.	607	36,365
WW Grainger, Inc.	240	33,146
L-3 Communications Holdings, Inc. — Class 3	470	33,130
Roper Industries, Inc.	390	29,808
Stericycle, Inc.*	360	29,131
First Solar, Inc.*	220	28,631
Flowserve Corp.	230	27,421
Textron, Inc.	1,150	27,186
Jacobs Engineering Group, Inc.*	530	24,301
Pall Corp.	480	23,798
Iron Mountain, Inc.	828	20,708
Pitney Bowes, Inc.	850	20,553
Avery Dennison Corp.	450	19,053
Masco Corp.	1,490	18,863
Robert Half International, Inc.	610	18,666
Equifax, Inc.	510	18,156
Quanta Services, Inc.*	900	17,928
Dun & Bradstreet Corp.	210	17,239
RR Donnelley & Sons Co.	860	15,024
Cintas Corp.	530	14,819
Snap-On, Inc.	238	13,466
Ryder System, Inc.	220	11,581

Total Industrials		5,237,785

Health Care — 6.3%
Johnson & Johnson	11,440	707,564
Pfizer, Inc.	33,360	584,134
Merck & Company, Inc.	12,830	462,393
Abbott Laboratories	6,440	308,540
Amgen, Inc.*	3,940	216,306
Bristol-Myers Squibb Co.	7,130	188,802
Medtronic, Inc.	4,500	166,905
UnitedHealth Group, Inc.	4,580	165,384
Eli Lilly & Co.	4,230	148,219
Baxter International, Inc.	2,430	123,007
Gilead Sciences, Inc.*	3,383	122,600
Express Scripts, Inc. — Class A*	2,202	119,018
Celgene Corp.*	1,960	115,914
Medco Health Solutions, Inc.*	1,770	108,448
WellPoint, Inc.*	1,640	93,250
Thermo Fisher Scientific, Inc.*	1,660	91,898
Allergan, Inc.	1,280	87,898
Becton Dickinson and Co.	960	81,139
Genzyme Corp.*	1,080	76,896
Stryker Corp.	1,420	76,254
McKesson Corp.	1,050	73,899
Biogen Idec, Inc.*	990	66,380
St. Jude Medical, Inc.*	1,428	61,047
Agilent Technologies, Inc.*	1,440	59,659
Cardinal Health, Inc.	1,450	55,550
Aetna, Inc.	1,670	50,952
Boston Scientific Corp.*	6,330	47,918
Zimmer Holdings, Inc.*	820	44,018
Life Technologies Corp.*	780	43,290
CIGNA Corp.	1,130	41,426
Intuitive Surgical, Inc.*	160	41,240
AmerisourceBergen Corp. — Class A	1,150	39,238
Hospira, Inc.*	700	38,983
Humana, Inc.*	700	38,318
Mylan, Inc.*	1,810	38,245
Forest Laboratories, Inc.*	1,190	38,056
Laboratory Corporation of America Holdings*	420	36,926
CR Bard, Inc.	390	35,790
Varian Medical Systems, Inc.*	500	34,640
Quest Diagnostics, Inc.	590	31,842
Waters Corp.*	380	29,530
Cerner Corp.*	300	28,422
DaVita, Inc.*	400	27,796
Watson Pharmaceuticals, Inc.*	520	26,858
CareFusion Corp.*	930	23,901
DENTSPLY International, Inc.	590	20,160
Cephalon, Inc.*	310	19,133
Coventry Health Care, Inc.*	620	16,368
Tenet Healthcare Corp.*	2,020	13,514
PerkinElmer, Inc.	490	12,652
Patterson Companies, Inc.	400	12,252

Total Health Care		5,192,572

Consumer Staples — 6.1%
Procter & Gamble Co.	11,660	750,088
Coca-Cola Co.	9,673	636,193
Philip Morris International, Inc.	7,560	442,487
Wal-Mart Stores, Inc.	8,160	440,069
PepsiCo, Inc.	6,600	431,178
Kraft Foods, Inc. — Class A	7,279	229,361
Altria Group, Inc.	8,701	214,219
CVS Caremark Corp.	5,660	196,798
Colgate-Palmolive Co.	2,010	161,544
Walgreen Co.	3,860	150,386
Costco Wholesale Corp.	1,796	129,689
Kimberly-Clark Corp.	1,700	107,168
General Mills, Inc.	2,670	95,025
Archer-Daniels-Midland Co.	2,660	80,013

Schedule of Investments December 31, 2010 (Unaudited)	Domestic Equity Funds Nova Fund

	Shares	Value

COMMON STOCKS† — 57.5% (continued)
Consumer Staples — 6.1% (continued)
Sysco Corp.	2,440	$71,736
HJ Heinz Co.	1,345	66,524
Kroger Co.	2,660	59,478
Kellogg Co.	1,060	54,145
Mead Johnson Nutrition Co. — Class A	850	52,913
Avon Products, Inc.	1,788	51,959
Lorillard, Inc.	620	50,877
Sara Lee Corp.	2,660	46,577
Reynolds American, Inc.	1,410	45,994
ConAgra Foods, Inc.	1,830	41,321
Estee Lauder Companies, Inc. — Class A	470	37,929
Clorox Co.	580	36,702
Coca-Cola Enterprises, Inc.	1,410	35,292
Safeway, Inc.	1,550	34,860
Dr Pepper Snapple Group, Inc.	950	33,402
Molson Coors Brewing Co. — Class B	660	33,125
JM Smucker Co.	500	32,825
Whole Foods Market, Inc.	610	30,860
Hershey Co.	640	30,176
Brown-Forman Corp. — Class B	430	29,937
Campbell Soup Co.	800	27,800
McCormick & Company, Inc.	546	25,405
Tyson Foods, Inc. — Class A	1,240	21,353
Constellation Brands, Inc. — Class A*	740	16,391
Hormel Foods Corp.	290	14,865
SUPERVALU, Inc.	880	8,474
Dean Foods Co.*	760	6,718

Total Consumer Staples		5,061,856

Consumer Discretionary — 6.1%
McDonald’s Corp.	4,400	337,744
Walt Disney Co.	7,890	295,954
Amazon.com, Inc.*	1,480	266,400
Ford Motor Co.*	15,610	262,092
Comcast Corp. — Class A	11,620	255,291
Home Depot, Inc.	6,830	239,460
Target Corp.	2,950	177,383
Time Warner, Inc.	4,620	148,625
Lowe’s Companies, Inc.	5,750	144,210
DIRECTV — Class A*	3,470	138,557
News Corp. — Class A	9,510	138,466
NIKE, Inc. — Class B	1,590	135,818
Johnson Controls, Inc.	2,806	107,189
Viacom, Inc. — Class B	2,520	99,817
Starbucks Corp.	3,090	99,282
Time Warner Cable, Inc. — Class A	1,479	97,658
Yum! Brands, Inc.	1,950	95,648
Carnival Corp.	1,790	82,537
Priceline.com, Inc.*	205	81,908
TJX Companies, Inc.	1,650	73,243
Staples, Inc.	3,010	68,538
Coach, Inc.	1,230	68,031
Kohl’s Corp.*	1,220	66,295
Omnicom Group, Inc.	1,250	57,250
CBS Corp. — Class B	2,840	54,102
Bed Bath & Beyond, Inc.*	1,083	53,229
Marriott International, Inc. — Class A	1,198	49,765
Discovery Communications, Inc. — Class A*	1,180	49,206
Starwood Hotels & Resorts Worldwide, Inc.	790	48,016
Best Buy Company, Inc.	1,380	47,320
McGraw-Hill Companies, Inc.	1,280	46,605
Stanley Black & Decker, Inc.	689	46,073
Macy’s, Inc.	1,759	44,503
The Gap, Inc.	1,830	40,516
Fortune Brands, Inc.	636	38,319
Mattel, Inc.	1,490	37,891
O’Reilly Automotive, Inc.*	580	35,044
Harley-Davidson, Inc.	980	33,977
Cablevision Systems Corp. — Class A	1,000	33,840
Genuine Parts Co.	659	33,833
Limited Brands, Inc.	1,100	33,803
Tiffany & Co.	530	33,003
Wynn Resorts Ltd.	310	32,190
NetFlix, Inc.*	180	31,626
Ross Stores, Inc.	500	31,625
JC Penney Company, Inc.	978	31,599
VF Corp.	360	31,025
AutoZone, Inc.*	110	29,985
Polo Ralph Lauren Corp. — Class A	270	29,948
CarMax, Inc.*	939	29,935
Nordstrom, Inc.	699	29,624
Whirlpool Corp.	320	28,426
Darden Restaurants, Inc.	580	26,935
Hasbro, Inc.	569	26,845
Family Dollar Stores, Inc.	520	25,849
Newell Rubbermaid, Inc.	1,210	21,998
International Game Technology	1,240	21,936
Wyndham Worldwide Corp.	730	21,871
Interpublic Group of Companies, Inc.*	2,040	21,665
Abercrombie & Fitch Co. — Class A	370	21,323
Expedia, Inc.	840	21,076
Apollo Group, Inc. — Class A*	530	20,930
Scripps Networks Interactive, Inc. — Class A	380	19,665
Urban Outfitters, Inc.*	540	19,337
H&R Block, Inc.	1,290	15,364
Gannett Company, Inc.	1,000	15,090
GameStop Corp. — Class A*	630	14,414
DR Horton, Inc.	1,170	13,958
Leggett & Platt, Inc.	610	13,884
Harman International Industries, Inc.*	290	13,427
Sears Holdings Corp.*	180	13,275
DeVry, Inc.	260	12,475
Lennar Corp. — Class A	660	12,375
Goodyear Tire & Rubber Co.*	1,008	11,945
Pulte Group, Inc.*	1,398	10,513
Big Lots, Inc.*	310	9,443

Schedule of Investments December 31, 2010 (Unaudited)	Domestic Equity Funds Nova Fund

	Shares	Value

COMMON STOCKS† — 57.5% (continued)
Consumer Discretionary — 6.1% (continued)
Washington Post Co. — Class B	20	$8,790
RadioShack Corp.	470	8,690
AutoNation, Inc.*	270	7,614
Meredith Corp.	150	5,197

Total Consumer Discretionary		5,058,308

Materials — 2.2%
Freeport-McMoRan Copper & Gold, Inc. — Class B	1,956	234,896
E. I. du Pont de Nemours & Co.	3,799	189,494
Dow Chemical Co.	4,830	164,896
Monsanto Co.	2,230	155,297
Newmont Mining Co.	2,050	125,931
Praxair, Inc.	1,279	122,106
Air Products & Chemicals, Inc.	890	80,946
Alcoa, Inc.	4,250	65,407
Nucor Corp.	1,320	57,842
PPG Industries, Inc.	680	57,168
International Paper Co.	1,820	49,577
Ecolab, Inc.	970	48,907
Cliffs Natural Resources, Inc.	560	43,686
CF Industries Holdings, Inc.	300	40,545
United States Steel Co.	599	34,994
Sigma-Aldrich Corp.	510	33,946
Sherwin-Williams Co.	370	30,987
Eastman Chemical Co.	300	25,224
Ball Corp.	370	25,178
FMC Corp.	300	23,967
Vulcan Materials Co.	530	23,511
Allegheny Technologies, Inc.	410	22,624
Owens-Illinois, Inc.*	680	20,876
Airgas, Inc.	310	19,363
International Flavors & Fragrances, Inc.	330	18,345
MeadWestvaco Corp.	697	18,234
Sealed Air Corp.	670	17,051
Bemis Company, Inc.	450	14,697
AK Steel Holding Corp.	460	7,530
Titanium Metals Corp.*	376	6,460

Total Materials		1,779,685

Utilities — 1.9%
Southern Co.	3,490	133,423
Exelon Corp.	2,760	114,926
Dominion Resources, Inc.	2,420	103,382
Duke Energy Corp.	5,520	98,311
NextEra Energy, Inc.	1,730	89,943
PG&E Corp.	1,630	77,979
American Electric Power Company, Inc.	2,000	71,960
Public Service Enterprise Group, Inc.	2,106	66,992
Consolidated Edison, Inc.	1,210	59,980
Entergy Corp.	750	53,123
Progress Energy, Inc.	1,220	53,046
PPL Corp.	2,010	52,903
Edison International	1,360	52,496
Sempra Energy	1,000	52,480
FirstEnergy Corp.	1,270	47,015
Xcel Energy, Inc.	1,920	45,216
AES Corp.*	2,760	33,617
DTE Energy Co.	700	31,724
Wisconsin Energy Corp.	490	28,841
Ameren Corp.	1,000	28,190
CenterPoint Energy, Inc.	1,760	27,667
Constellation Energy Group, Inc.	830	25,423
Oneok, Inc.	440	24,407
Northeast Utilities	727	23,177
NiSource, Inc.	1,160	20,439
NRG Energy, Inc.*	1,030	20,126
SCANA Corp.	470	19,082
CMS Energy Corp.	1,020	18,972
Pinnacle West Capital Corp.	450	18,653
Allegheny Energy, Inc.	710	17,210
Pepco Holdings, Inc.	938	17,118
TECO Energy, Inc.	890	15,842
Integrys Energy Group, Inc.	320	15,523
Nicor, Inc.	190	9,485

Total Utilities		1,568,671

Telecommunication Services — 1.8%
AT&T, Inc.	24,620	723,336
Verizon Communications, Inc.	11,770	421,131
American Tower Corp. — Class A*	1,660	85,722
CenturyLink, Inc.	1,260	58,174
Qwest Communications International, Inc.	7,261	55,256
Sprint Nextel Corp.*	12,445	52,642
Frontier Communications Corp.	4,140	40,282
Windstream Corp.	2,010	28,020
MetroPCS Communications, Inc.*	1,090	13,767

Total Telecommunication Services		1,478,330
Total Common Stocks (Cost $30,164,689)		47,593,161

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Nova Fund

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 — 30.6%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	$10,352,917	$10,352,917
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	5,827,158	5,827,158
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	4,134,427	4,134,427
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	2,913,579	2,913,579
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	2,068,015	2,068,015

Total Repurchase Agreements (Cost $25,296,096)		25,296,096

Total Investments — 88.1% (Cost $55,460,785)		$72,889,257
Cash & Other Assets, Less Liabilities — 11.9%		9,844,980

Total Net Assets — 100.0%		$82,734,237

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
March 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $17,001,862)	271	$328,805

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2011 S&P 500 Index Swap, Terminating 01/28/11[2] (Notional Value $35,251,380)	28,030	$10,809
Goldman Sachs International January 2011 S&P 500 Index Swap, Terminating 01/27/11[2] (Notional Value $21,566,217)	17,148	4,966
Morgan Stanley Capital Services, Inc. January 2011 S&P 500 Index Swap, Terminating 01/26/11[2] (Notional Value $2,733,159)	2,173	652

(Total Notional Value $59,550,756)		$16,427

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

2	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Investments December 31, 2010 (Unaudited)	Domestic Equity Funds Inverse S&P 500 Strategy Fund

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† — 40.5%
Freddie Mac[1]
0.24% due 06/01/11	$20,000,000	$19,986,760
0.19% due 05/31/11	15,000,000	14,991,990
Fannie Mae[1]
0.20% due 05/02/11	15,000,000	14,993,550
0.20% due 07/11/11	5,000,000	4,995,275
Farmer Mac[2]
0.21% due 06/27/11	10,000,000	9,992,220

Total Federal Agency Discount Notes (Cost $64,942,278)		64,959,795

Federal Agency Note - 6.2% ††
Federal Home Loan Bank[2]
0.30% due 10/14/11	10,000,000	9,994,990

Total Federal Agency Note (Cost $10,002,473)		14,995,185

WORLD BANK DISCOUNT NOTE†† - 9.4%
World Bank
0.21% due 04/18/11	15,000,000	14,995,185
Total World Bank Discount Note (Cost $14,990,637)		14,995,185

REPURCHASE AGREEMENTS††,3 — 29.3%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	19,232,752	19,232,752
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	10,825,189	10,825,189
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	7,680,580	7,680,580
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	5,412,594	5,412,594
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	3,841,778	3,841,778

Total Repurchase Agreements (Cost $46,992,893)		46,992,893

Total Investments — 85.4% (Cost $136,928,281)		$136,942,863
Cash & Other Assets, Less Liabilities — 14.6%		23,382,133

Total Net Assets - 100.0%		$160,324,996

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
March 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $5,458,162)	87	$(3,034)

	Units

EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc.
January 2011 S&P 500 Index Swap, Terminating 01/26/11[4] (Notional Value $2,044,523)	1,626	$(573)
Credit Suisse Capital, LLC January 2011 S&P 500 Index Swap, Terminating 01/28/11[4] (Notional Value $6,331,603)	5,035	(1,766)
Goldman Sachs International January 2011 S&P 500 Index Swap, Terminating 01/27/11[4] (Notional Value $147,063,253)	116,936	(40,179)

(Total Notional Value $155,439,379)		$(42,518)

1.	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

3	Repurchase Agreements — See Note 2.

4	Total Return based on S&P 500 Index +/- financing at a variable rate.

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

Schedule of Investments December 31, 2010 (Unaudited)	Domestic Equity Funds NASDAQ-100® Fund

	Shares	Value

COMMON STOCKS† — 81.1%
Information Technology — 51.9%
Apple, Inc.*	320,210	$103,286,938
QUALCOMM, Inc.	488,300	24,165,967
Google, Inc. — Class A*	37,820	22,463,945
Microsoft Corp.	736,920	20,574,806
Oracle Corp.	524,600	16,419,980
Intel Corp.	488,840	10,280,305
Cisco Systems, Inc.*	495,600	10,025,988
Research In Motion Ltd.*	130,890	7,608,636
eBay, Inc.*	243,350	6,772,430
Baidu, Inc. ADR*	68,620	6,623,889
Cognizant Technology Solutions Corp. — Class A*	74,020	5,424,926
NetApp, Inc.*	93,450	5,136,012
Intuit, Inc.*	98,700	4,865,910
Broadcom Corp. — Class A	104,234	4,539,391
Automatic Data Processing, Inc.	87,230	4,037,004
Altera Corp.	110,019	3,914,476
Adobe Systems, Inc.*	124,780	3,840,728
Citrix Systems, Inc.*	55,830	3,819,330
Symantec Corp.*	203,140	3,400,564
Activision Blizzard, Inc.	269,520	3,352,829
CA, Inc.	122,980	3,005,631
SanDisk Corp.*	59,650	2,974,149
Marvell Technology Group Ltd.*	155,350	2,881,742
Fiserv, Inc.*	46,560	2,726,554
Paychex, Inc.	85,870	2,654,242
Linear Technology Corp.	75,400	2,608,086
Yahoo!, Inc.*	156,820	2,607,917
F5 Networks, Inc.*	19,426	2,528,488
Xilinx, Inc.	86,030	2,493,149
BMC Software, Inc.*	51,700	2,437,138
Applied Materials, Inc.	172,930	2,429,666
Dell, Inc.*	179,050	2,426,127
Check Point Software Technologies Ltd.*	51,330	2,374,526
Autodesk, Inc.*	59,220	2,262,204
NVIDIA Corp.*	141,070	2,172,478
Akamai Technologies, Inc.*	45,641	2,147,409
Infosys Technologies Ltd. ADR	28,109	2,138,533
Micron Technology, Inc.*	255,326	2,047,715
KLA-Tencor Corp.	50,670	1,957,889
Seagate Technology plc*	117,990	1,773,390
Maxim Integrated Products, Inc.	72,920	1,722,370
Lam Research Corp.*	31,780	1,645,568
Flextronics International Ltd.*	208,040	1,633,114
Electronic Arts, Inc.*	83,720	1,371,334
Microchip Technology, Inc.	38,870	1,329,743
VeriSign, Inc.	40,580	1,325,749
FLIR Systems, Inc.*	41,540	1,235,815

Total Information Technology		329,464,780

Consumer Discretionary — 12.8%
Amazon.com, Inc.*	74,580	13,424,400
Starbucks Corp.	257,880	8,285,684
Comcast Corp. — Class A	362,700	7,968,519
DIRECTV — Class A*	151,930	6,066,565
News Corp. — Class A	357,330	5,202,725
Priceline.com, Inc.*	13,000	5,194,150
Bed Bath & Beyond, Inc.*	87,210	4,286,372
Wynn Resorts Ltd.	33,820	3,511,869
Staples, Inc.	121,580	2,768,377
Mattel, Inc.	102,700	2,611,661
Virgin Media, Inc.	82,600	2,250,024
NetFlix, Inc.*	12,460	2,189,222
Liberty Media Corporation — Interactive*	137,360	2,166,167
Sears Holdings Corp.*	28,790	2,123,262
O’Reilly Automotive, Inc.*	34,840	2,105,033
Ross Stores, Inc.	30,490	1,928,492
Dollar Tree, Inc.*	33,017	1,851,593
Expedia, Inc.	67,950	1,704,866
Ctrip.com International Ltd. ADR*	38,243	1,546,929
Apollo Group, Inc. — Class A*	37,390	1,476,531
Urban Outfitters, Inc.*	40,590	1,453,528
Garmin Ltd.	44,900	1,391,451

Total Consumer Discretionary		81,507,420

Health Care — 10.4%
Teva Pharmaceutical Industries Ltd. ADR	181,350	9,453,775
Gilead Sciences, Inc.*	200,100	7,251,624
Celgene Corp.*	116,794	6,907,197
Express Scripts, Inc. — Class A*	117,520	6,351,956
Amgen, Inc.*	110,210	6,050,529
Genzyme Corp.*	81,260	5,785,712
Biogen Idec, Inc.*	64,830	4,346,851
Life Technologies Corp.*	47,296	2,624,928
Intuitive Surgical, Inc.*	9,820	2,531,105
Mylan, Inc.*	110,660	2,338,246
Cerner Corp.*	20,660	1,957,328
Illumina, Inc.*	30,720	1,945,805
Vertex Pharmaceuticals, Inc.*	53,190	1,863,246
Warner Chilcott plc — Class A	62,950	1,420,152
Henry Schein, Inc.*	23,020	1,413,198
DENTSPLY International, Inc.	34,140	1,166,564
QIAGEN N.V.*	58,970	1,152,864
Cephalon, Inc.*	18,340	1,131,945

Total Health Care		65,693,025

Industrials — 3.3%
PACCAR, Inc.	102,310	5,874,640
CH Robinson Worldwide, Inc.	41,070	3,293,403
Expeditors International of Washington, Inc.	52,180	2,849,028
First Solar, Inc.*	18,790	2,445,331
Joy Global, Inc.	25,380	2,201,715
Fastenal Co.	35,270	2,113,026
Stericycle, Inc.*	22,490	1,819,891

Total Industrials		20,597,034

Telecommunication Services — 1.4%
Vodafone Group plc ADR	182,668	4,827,915
Millicom International Cellular S.A.	26,130	2,498,028
NII Holdings, Inc.*	41,170	1,838,652

Total Telecommunication Services		9,164,595

Consumer Staples — 1.0%
Costco Wholesale Corp.	56,990	4,115,248

Schedule of Investments December 31, 2010 (Unaudited)	Domestic Equity Funds NASDAQ-100® Fund

	Shares	Value

COMMON STOCKS† — 81.1% (continued)
Consumer Staples — 1.0% (continued)
Whole Foods Market, Inc.	45,380	$2,295,774

Total Consumer Staples		6,411,022

Materials — 0.3%
Sigma-Aldrich Corp.	29,160	1,940,889

Total Common Stocks (Cost $203,389,222)		514,778,765

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† — 3.1%
Fannie Mae[1]
0.22% due 07/18/11	10,000,000	9,990,200
Freddie Mac[1]
0.23% due 08/09/11	10,000,000	9,987,890

Total Federal Agency Discount Notes (Cost $19,973,844)		19,978,090

REPURCHASE AGREEMENTS††,2 — 13.6%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	35,316,375	35,316,375
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	19,877,884	19,877,884
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	14,103,558	14,103,558
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	9,938,942	9,938,942
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	7,054,512	7,054,512

Total Repurchase Agreements (Cost $86,291,271)		86,291,271

Total Investments — 97.8% (Cost $309,654,337)		$621,048,126
Cash & Other Assets, Less Liabilities — 2.2%		13,649,547

Total Net Assets — 100.0%		$634,697,673

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
March 2011 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $63,635,075)	1,435	$291,669

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2011 NASDAQ-100 Index Swap, Terminating 01/28/11[3] (Notional Value $1,214,353)	548	$(6,562)
Morgan Stanley Capital Services, Inc. January 2011 NASDAQ-100 Index Swap, Terminating 01/26/11[3] (Notional Value $11,288,071)	5,090	(62,185)
Goldman Sachs International January 2011 NASDAQ-100 Index Swap, Terminating 01/27/11[3] (Notional Value $43,941,928)	19,813	(232,574)

(Total Notional Value $56,444,352)		$(301,321)

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	Repurchase Agreements — See Note 2.

3	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments December 31, 2010 (Unaudited)	Domestic Equity Funds Inverse NASDAQ-100® Strategy Fund

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTE†† — 60.9%
Freddie Mac[1]
0.23% due 08/09/11	$10,000,000	$9,987,890
Total Federal Agency Discount Note (Cost $9,985,944)		9,987,890

REPURCHASE AGREEMENTS††,2 — 32.5%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	2,179,994	2,179,994
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	1,227,014	1,227,014
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	870,578	870,578
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	613,507	613,507
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	435,458	435,458
Total Repurchase Agreements (Cost $5,326,551)		5,326,551

Total Investments — 93.4% (Cost $15,312,495)		$15,314,441
Cash & Other Assets, Less Liabilities — 6.6%		1,083,951

Total Net Assets — 100.0%		$16,398,392

		Unrealized
	Contracts	Gain

FUTURE CONTRACTS SOLD SHORT†
March 2011 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $1,818,145)	41	$10,641

	Units

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2011 NASDAQ-100 Index Swap, Terminating 01/27/2011[3] (Notional Value $11,863,421)	5,349	$64,496
Credit Suisse Capital, LLC January 2011 NASDAQ-100 Index Swap, Terminating 01/28/2011[3] (Notional Value $2,241,298)	1,011	12,110
Morgan Stanley Capital Services, Inc. January 2011 NASDAQ-100 Index Swap, Terminating 01/26/2011[3] (Notional Value $500,061)	225	2,704

(Total Notional Value $14,604,780)		$79,310

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	Repurchase Agreements — See Note 2.

3	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

Schedule of Investments December 31, 2010 (Unaudited)	Domestic Equity Funds S&P 500 Fund

	Shares	Value

COMMON STOCKS† — 39.5%
Information Technology — 7.3%
Apple, Inc.*	5,688	$1,834,721
Microsoft Corp.	46,690	1,303,585
International Business Machines Corp.	7,705	1,130,786
Google, Inc. — Class A*	1,550	920,653
Oracle Corp.	24,000	751,200
Intel Corp.	34,589	727,407
Cisco Systems, Inc.*	34,370	695,305
Hewlett-Packard Co.	14,060	591,926
QUALCOMM, Inc.	10,030	496,385
EMC Corp.*	12,780	292,662
Texas Instruments, Inc.	7,280	236,600
Visa, Inc. — Class A	3,020	212,548
eBay, Inc.*	7,110	197,871
Corning, Inc.	9,692	187,249
Automatic Data Processing, Inc.	3,060	141,617
Dell, Inc.*	10,410	141,055
Cognizant Technology Solutions Corp. — Class A*	1,876	137,492
Yahoo!, Inc.*	8,080	134,370
Mastercard, Inc. — Class A	599	134,242
Motorola Solutions, Inc.*	14,566	132,114
NetApp, Inc.*	2,236	122,891
Broadcom Corp. — Class A	2,820	122,811
Juniper Networks, Inc.*	3,240	119,621
Applied Materials, Inc.	8,290	116,474
Xerox Corp.	8,596	99,026
Adobe Systems, Inc.*	3,150	96,957
Salesforce.com, Inc.*	730	96,360
Intuit, Inc.*	1,730	85,289
Symantec Corp.*	4,810	80,519
Citrix Systems, Inc.*	1,160	79,356
Western Union Co.	4,070	75,580
SanDisk Corp.*	1,450	72,297
Analog Devices, Inc.	1,850	69,689
Altera Corp.	1,945	69,203
F5 Networks, Inc.*	500	65,080
Paychex, Inc.	2,000	61,820
CA, Inc.	2,380	58,167
Amphenol Corp. — Class A	1,077	56,844
NVIDIA Corp.*	3,603	55,486
Fiserv, Inc.*	920	53,875
Red Hat, Inc.*	1,180	53,867
Autodesk, Inc.*	1,410	53,862
Akamai Technologies, Inc.*	1,130	53,167
BMC Software, Inc.*	1,100	51,854
Western Digital Corp.*	1,430	48,477
Linear Technology Corp.	1,400	48,426
Computer Sciences Corp.	960	47,616
Xilinx, Inc.	1,610	46,658
Fidelity National Information Services, Inc.	1,637	44,837
McAfee, Inc.*	960	44,458
Teradata Corp.*	1,040	42,806
Micron Technology, Inc.*	5,309	42,578
KLA-Tencor Corp.	1,040	40,186
Microchip Technology, Inc.	1,161	39,718
Harris Corp.	800	36,240
VeriSign, Inc.	1,070	34,957
Electronic Arts, Inc.*	2,062	33,776
FLIR Systems, Inc.*	980	29,155
Advanced Micro Devices, Inc.*	3,547	29,014
SAIC, Inc.*	1,816	28,802
Jabil Circuit, Inc.	1,220	24,510
LSI Corp.*	3,820	22,882
National Semiconductor Corp.	1,488	20,475
JDS Uniphase Corp.*	1,380	19,982
Molex, Inc.	862	19,585
Monster Worldwide, Inc.*	810	19,140
Novellus Systems, Inc.*	560	18,099
Lexmark International, Inc. — Class A*	492	17,131
Compuware Corp.*	1,360	15,871
MEMC Electronic Materials, Inc.*	1,408	15,854
Teradyne, Inc.*	1,118	15,697
Total System Services, Inc.	1,010	15,534
Tellabs, Inc.	2,290	15,526
Novell, Inc.*	2,180	12,906
QLogic Corp.*	650	11,063

Total Information Technology		13,171,842

Financials — 6.3%
JPMorgan Chase & Co.	24,240	1,028,261
Wells Fargo & Co.	32,552	1,008,786
Berkshire Hathaway, Inc. — Class B*	10,733	859,821
Citigroup, Inc.*	180,150	852,109
Bank of America Corp.	62,540	834,284
Goldman Sachs Group, Inc.	3,170	533,067
U.S. Bancorp	11,903	321,024
American Express Co.	6,490	278,551
Morgan Stanley	9,380	255,230
MetLife, Inc.	5,620	249,753
Bank of New York Mellon Corp.	7,688	232,178
PNC Financial Services Group, Inc.	3,260	197,947
Simon Property Group, Inc.	1,817	180,773
Prudential Financial, Inc.	3,010	176,717
Aflac, Inc.	2,917	164,606
Travelers Companies, Inc.	2,850	158,773
State Street Corp.	3,108	144,025
CME Group, Inc. — Class A	416	133,848
ACE Ltd.	2,100	130,725
Capital One Financial Corp.	2,830	120,445
BB&T Corp.	4,300	113,047
Chubb Corp.	1,890	112,720
Allstate Corp.	3,340	106,479
Charles Schwab Corp.	6,148	105,192
T. Rowe Price Group, Inc.	1,590	102,619
Franklin Resources, Inc.	900	100,089
AON Corp.	2,050	94,321
Marsh & McLennan Companies, Inc.	3,368	92,081
SunTrust Banks, Inc.	3,103	91,570
Equity Residential	1,760	91,432
Ameriprise Financial, Inc.	1,540	88,627
Public Storage	872	88,438

Schedule of Investments December 31, 2010 (Unaudited)	Domestic Equity Funds S&P 500 Fund

	Shares	Value

COMMON STOCKS† — 39.5% (continued)
Financials — 6.3% (continued)
Vornado Realty Trust	1,010	$84,163
HCP, Inc.	2,260	83,145
Northern Trust Corp.	1,496	82,893
Progressive Corp.	4,110	81,666
Loews Corp.	1,960	76,264
Boston Properties, Inc.	867	74,649
Host Hotels & Resorts, Inc.	4,133	73,857
Hartford Financial Services Group, Inc.	2,760	73,112
Fifth Third Bancorp	4,940	72,519
Invesco Ltd.	2,870	69,052
Principal Financial Group, Inc.	1,990	64,794
M&T Bank Corp.	740	64,417
Weyerhaeuser Co.	3,320	62,848
Discover Financial Services	3,382	62,668
AvalonBay Communities, Inc.	530	59,652
Regions Financial Corp.	7,790	54,530
Lincoln National Corp.	1,956	54,396
IntercontinentalExchange, Inc.*	450	53,618
Ventas, Inc.	975	51,168
ProLogis	3,530	50,973
American International Group, Inc.*	870	50,129
NYSE Euronext	1,620	48,568
KeyCorp	5,456	48,286
Unum Group	1,970	47,713
Comerica, Inc.	1,090	46,042
Kimco Realty Corp.	2,516	45,389
XL Group plc — Class A	2,000	43,640
Health Care REIT, Inc.	900	42,876
Hudson City Bancorp, Inc.	3,266	41,609
Genworth Financial, Inc. — Class A*	3,045	40,011
SLM Corp.*	3,010	37,896
Plum Creek Timber Company, Inc.	996	37,300
CB Richard Ellis Group, Inc. — Class A*	1,800	36,864
Huntington Bancshares, Inc.	5,350	36,754
Leucadia National Corp.	1,220	35,600
Legg Mason, Inc.	950	34,456
Moody’s Corp.	1,260	33,440
People’s United Financial, Inc.	2,290	32,083
Cincinnati Financial Corp.	1,010	32,007
Torchmark Corp.	500	29,870
Zions Bancorporation	1,100	26,653
Assurant, Inc.	660	25,423
Marshall & Ilsley Corp.	3,266	22,601
NASDAQ OMX Group, Inc.*	870	20,628
E*Trade Financial Corp.*	1,230	19,680
Apartment Investment & Management Co. — Class A	730	18,863
First Horizon National Corp.*	1,474	17,364
Federated Investors, Inc. — Class B	570	14,917
Janus Capital Group, Inc.	1,140	14,786

Total Financials		11,379,370

Energy — 4.8%
Exxon Mobil Corp.	31,270	2,286,462
Chevron Corp.	12,479	1,138,709
Schlumberger Ltd.	8,456	706,076
ConocoPhillips	9,109	620,323
Occidental Petroleum Corp.	5,042	494,620
Apache Corp.	2,370	282,575
Anadarko Petroleum Corp.	3,069	233,735
Halliburton Co.	5,639	230,240
Devon Energy Corp.	2,680	210,407
National Oilwell Varco, Inc.	2,596	174,581
Marathon Oil Corp.	4,398	162,858
Baker Hughes, Inc.	2,666	152,415
EOG Resources, Inc.	1,580	144,428
Hess Corp.	1,860	142,364
Peabody Energy Corp.	1,670	106,847
Chesapeake Energy Corp.	4,056	105,091
Spectra Energy Corp.	4,018	100,410
Noble Energy, Inc.	1,089	93,741
Williams Companies, Inc.	3,629	89,709
Murphy Oil Corp.	1,190	88,715
Valero Energy Corp.	3,512	81,197
Southwestern Energy Co.*	2,150	80,475
Cameron International Corp.*	1,500	76,095
Consol Energy, Inc.	1,400	68,236
FMC Technologies, Inc.*	740	65,793
Pioneer Natural Resources Co.	720	62,510
El Paso Corp.	4,373	60,173
Newfield Exploration Co.*	830	59,851
Denbury Resources, Inc.*	2,483	47,401
Range Resources Corp.	988	44,440
Nabors Industries Ltd.*	1,768	41,477
EQT Corp.	920	41,253
QEP Resources, Inc.	1,090	39,578
Massey Energy Co.	628	33,692
Helmerich & Payne, Inc.	660	31,997
Sunoco, Inc.	750	30,233
Diamond Offshore Drilling, Inc.	430	28,754
Rowan Companies, Inc.*	780	27,230
Cabot Oil & Gas Corp.	640	24,224
Tesoro Corp.	895	16,593

Total Energy		8,525,508

Industrials — 4.4%
General Electric Co.	66,070	1,208,420
United Technologies Corp.	5,730	451,066
United Parcel Service, Inc. — Class B	6,130	444,915
3M Co.	4,428	382,136
Caterpillar, Inc.	3,943	369,301
Boeing Co.	4,550	296,933
Union Pacific Corp.	3,060	283,540
Emerson Electric Co.	4,669	266,927
Honeywell International, Inc.	4,843	257,454
Deere & Co.	2,630	218,421
FedEx Corp.	1,950	181,370
General Dynamics Corp.	2,340	166,046
Illinois Tool Works, Inc.	3,080	164,472
Danaher Corp.	3,330	157,076
CSX Corp.	2,320	149,895

Schedule of Investments December 31, 2010 (Unaudited)	Domestic Equity Funds S&P 500 Fund

	Shares	Value

COMMON STOCKS† — 39.5% (continued)
Industrials — 4.4% (continued)
Norfolk Southern Corp.	2,250	$141,345
Cummins, Inc.	1,230	135,312
PACCAR, Inc.	2,258	129,654
Lockheed Martin Corp.	1,830	127,935
Tyco International Ltd.	3,040	125,978
Precision Castparts Corp.	880	122,505
Northrop Grumman Corp.	1,810	117,252
Waste Management, Inc.	2,950	108,766
Eaton Corp.	1,040	105,570
Raytheon Co.	2,260	104,728
Ingersoll-Rand plc	2,010	94,651
Parker Hannifin Corp.	997	86,041
CH Robinson Worldwide, Inc.	1,026	82,275
Fluor Corp.	1,110	73,549
Expeditors International of Washington, Inc.	1,320	72,072
Goodrich Corp.	780	68,695
Dover Corp.	1,160	67,802
Rockwell Automation, Inc.	880	63,105
Southwest Airlines Co.	4,626	60,045
ITT Corp.	1,139	59,353
Republic Services, Inc. — Class A	1,910	57,033
Rockwell Collins, Inc.	970	56,512
Fastenal Co.	910	54,518
WW Grainger, Inc.	360	49,720
L-3 Communications Holdings, Inc.	700	49,343
Roper Industries, Inc.	590	45,094
First Solar, Inc.*	330	42,946
Stericycle, Inc.*	530	42,888
Flowserve Corp.	350	41,727
Textron, Inc.	1,700	40,188
Jacobs Engineering Group, Inc.*	780	35,763
Pall Corp.	710	35,202
Iron Mountain, Inc.	1,240	31,012
Pitney Bowes, Inc.	1,260	30,467
Avery Dennison Corp.	670	28,368
Masco Corp.	2,220	28,105
Robert Half International, Inc.	910	27,846
Equifax, Inc.	768	27,341
Quanta Services, Inc.*	1,340	26,693
Dun & Bradstreet Corp.	310	25,448
RR Donnelley & Sons Co.	1,280	22,362
Cintas Corp.	780	21,809
Snap-On, Inc.	360	20,369
Ryder System, Inc.	320	16,845

Total Industrials		7,802,204

Health Care — 4.3%
Johnson & Johnson	17,030	1,053,305
Pfizer, Inc.	49,670	869,722
Merck & Company, Inc.	19,110	688,724
Abbott Laboratories	9,593	459,601
Amgen, Inc.*	5,860	321,714
Bristol-Myers Squibb Co.	10,610	280,953
Medtronic, Inc.	6,700	248,503
UnitedHealth Group, Inc.	6,820	246,270
Eli Lilly & Co.	6,293	220,507
Baxter International, Inc.	3,610	182,738
Gilead Sciences, Inc.*	5,033	182,396
Express Scripts, Inc. — Class A*	3,272	176,852
Celgene Corp.*	2,920	172,689
Medco Health Solutions, Inc.*	2,630	161,140
WellPoint, Inc.*	2,440	138,738
Thermo Fisher Scientific, Inc.*	2,460	136,186
Allergan, Inc.	1,910	131,160
Becton Dickinson and Co.	1,430	120,864
Genzyme Corp.*	1,610	114,632
Stryker Corp.	2,120	113,844
McKesson Corp.	1,570	110,497
Biogen Idec, Inc.*	1,484	99,502
St. Jude Medical, Inc.*	2,133	91,186
Agilent Technologies, Inc.*	2,150	89,074
Cardinal Health, Inc.	2,160	82,750
Aetna, Inc.	2,480	75,665
Boston Scientific Corp.*	9,430	71,385
Zimmer Holdings, Inc.*	1,220	65,490
Life Technologies Corp.*	1,160	64,380
Intuitive Surgical, Inc.*	243	62,633
CIGNA Corp.	1,680	61,589
AmerisourceBergen Corp. — Class A	1,710	58,345
Hospira, Inc.*	1,040	57,917
Mylan, Inc.*	2,700	57,051
Humana, Inc.*	1,040	56,929
Forest Laboratories, Inc.*	1,770	56,604
Laboratory Corporation of America Holdings*	630	55,389
CR Bard, Inc.	580	53,227
Varian Medical Systems, Inc.*	740	51,267
Quest Diagnostics, Inc.	880	47,494
Waters Corp.*	570	44,295
DaVita, Inc.*	600	41,694
Cerner Corp.*	440	41,686
Watson Pharmaceuticals, Inc.*	780	40,287
CareFusion Corp.*	1,380	35,466
DENTSPLY International, Inc.	880	30,069
Cephalon, Inc.*	470	29,008
Coventry Health Care, Inc.*	920	24,288
Tenet Healthcare Corp.*	3,010	20,137
PerkinElmer, Inc.	730	18,849
Patterson Companies, Inc.	600	18,378

Total Health Care		7,733,069

Consumer Staples — 4.2%
Procter & Gamble Co.	17,360	1,116,769
Coca-Cola Co.	14,398	946,956
Philip Morris International, Inc.	11,250	658,462
Wal-Mart Stores, Inc.	12,150	655,250
PepsiCo, Inc.	9,830	642,194
Kraft Foods, Inc. — Class A	10,834	341,379
Altria Group, Inc.	12,946	318,731
CVS Caremark Corp.	8,430	293,111
Colgate-Palmolive Co.	2,990	240,306
Walgreen Co.	5,740	223,630
Costco Wholesale Corp.	2,679	193,451
Kimberly-Clark Corp.	2,530	159,491
General Mills, Inc.	3,970	141,292

Schedule of Investments December 31, 2010 (Unaudited)	Domestic Equity Funds S&P 500 Fund

	Shares	Value

COMMON STOCKS† — 39.5% (continued)
Consumer Staples — 4.2% (continued)
Archer-Daniels-Midland Co.	3,960	$119,117
Sysco Corp.	3,630	106,722
HJ Heinz Co.	1,986	98,228
Kroger Co.	3,950	88,322
Kellogg Co.	1,580	80,706
Mead Johnson Nutrition Co. — Class A	1,274	79,306
Avon Products, Inc.	2,658	77,241
Lorillard, Inc.	930	76,316
Sara Lee Corp.	3,960	69,340
Reynolds American, Inc.	2,100	68,502
ConAgra Foods, Inc.	2,730	61,643
Estee Lauder Companies, Inc. — Class A	700	56,490
Clorox Co.	860	54,421
Coca-Cola Enterprises, Inc.	2,100	52,563
Safeway, Inc.	2,310	51,952
Dr Pepper Snapple Group, Inc.	1,410	49,576
Molson Coors Brewing Co. — Class B	980	49,186
JM Smucker Co.	740	48,581
Whole Foods Market, Inc.	910	46,037
Hershey Co.	960	45,264
Brown-Forman Corp. — Class B	640	44,557
Campbell Soup Co.	1,190	41,353
McCormick & Company, Inc.	820	38,155
Tyson Foods, Inc. — Class A	1,850	31,857
Constellation Brands, Inc. — Class A*	1,110	24,586
Hormel Foods Corp.	430	22,042
SUPERVALU, Inc.	1,320	12,712
Dean Foods Co.*	1,130	9,989

Total Consumer Staples		7,535,786

Consumer Discretionary — 4.2%
McDonald’s Corp.	6,550	502,778
Walt Disney Co.	11,740	440,367
Amazon.com, Inc.*	2,200	396,000
Ford Motor Co.*	23,230	390,032
Comcast Corp. — Class A	17,300	380,081
Home Depot, Inc.	10,160	356,210
Target Corp.	4,390	263,971
Time Warner, Inc.	6,880	221,330
Lowe’s Companies, Inc.	8,560	214,685
DIRECTV — Class A*	5,170	206,438
News Corp. — Class A	14,160	206,170
NIKE, Inc. — Class B	2,370	202,445
Johnson Controls, Inc.	4,184	159,829
Viacom, Inc. — Class B	3,750	148,538
Starbucks Corp.	4,600	147,798
Time Warner Cable, Inc. — Class A	2,209	145,860
Yum! Brands, Inc.	2,910	142,736
Carnival Corp.	2,670	123,114
Priceline.com, Inc.*	300	119,865
TJX Companies, Inc.	2,450	108,756
Staples, Inc.	4,480	102,010
Coach, Inc.	1,840	101,770
Kohl’s Corp.*	1,810	98,355
Omnicom Group, Inc.	1,870	85,646
CBS Corp. — Class B	4,220	80,391
Bed Bath & Beyond, Inc.*	1,611	79,181
Marriott International, Inc. — Class A	1,780	73,941
Discovery Communications, Inc. — Class A*	1,760	73,392
Starwood Hotels & Resorts Worldwide, Inc.	1,180	71,720
Best Buy Company, Inc.	2,050	70,295
McGraw-Hill Companies, Inc.	1,900	69,179
Stanley Black & Decker, Inc.	1,030	68,876
Macy’s, Inc.	2,626	66,438
The Gap, Inc.	2,720	60,221
Fortune Brands, Inc.	946	56,996
Mattel, Inc.	2,230	56,709
O’Reilly Automotive, Inc.*	870	52,565
Harley-Davidson, Inc.	1,460	50,618
Cablevision Systems Corp. — Class A	1,490	50,422
Limited Brands, Inc.	1,640	50,397
Genuine Parts Co.	980	50,313
Wynn Resorts Ltd.	470	48,805
Tiffany & Co.	780	48,571
JC Penney Company, Inc.	1,470	47,496
NetFlix, Inc.*	270	47,439
Ross Stores, Inc.	750	47,438
VF Corp.	540	46,537
AutoZone, Inc.*	166	45,250
CarMax, Inc.*	1,390	44,313
Nordstrom, Inc.	1,040	44,075
Polo Ralph Lauren Corp. — Class A	396	43,924
Whirlpool Corp.	470	41,750
Darden Restaurants, Inc.	860	39,938
Hasbro, Inc.	840	39,631
Family Dollar Stores, Inc.	780	38,774
Newell Rubbermaid, Inc.	1,800	32,724
International Game Technology	1,847	32,673
Wyndham Worldwide Corp.	1,090	32,656
Interpublic Group of Companies, Inc.*	3,030	32,179
Expedia, Inc.	1,250	31,362
Apollo Group, Inc. — Class A*	790	31,197
Abercrombie & Fitch Co. — Class A	540	31,120
Scripps Networks Interactive, Inc. — Class A	559	28,928
Urban Outfitters, Inc.*	800	28,648
H&R Block, Inc.	1,910	22,748
Gannett Company, Inc.	1,480	22,333
GameStop Corp. — Class A*	940	21,507
DR Horton, Inc.	1,738	20,734
Leggett & Platt, Inc.	910	20,712
Harman International Industries, Inc.*	435	20,140
Sears Holdings Corp.*	270	19,913
Lennar Corp. — Class A	990	18,563

Schedule of Investments December 31, 2010 (Unaudited)	Domestic Equity Funds S&P 500 Fund

	Shares	Value

COMMON STOCKS† — 39.5% (continued)
Consumer Discretionary — 4.2% (continued)
DeVry, Inc.	386	$18,520
Goodyear Tire & Rubber Co.*	1,509	17,882
Pulte Group, Inc.*	2,090	15,717
Big Lots, Inc.*	470	14,316
Washington Post Co. — Class B	30	13,185
RadioShack Corp.	710	13,128
AutoNation, Inc.*	390	10,998
Meredith Corp.	230	7,969

Total Consumer Discretionary		7,530,231

Materials — 1.5%
Freeport-McMoRan Copper & Gold, Inc. — Class B	2,920	350,663
E. I. du Pont de Nemours & Co.	5,660	282,321
Dow Chemical Co.	7,197	245,705
Monsanto Co.	3,330	231,901
Newmont Mining Co.	3,060	187,976
Praxair, Inc.	1,900	181,393
Air Products & Chemicals, Inc.	1,326	120,600
Alcoa, Inc.	6,330	97,419
Nucor Corp.	1,963	86,019
PPG Industries, Inc.	1,010	84,911
International Paper Co.	2,710	73,820
Ecolab, Inc.	1,440	72,605
Cliffs Natural Resources, Inc.	840	65,528
CF Industries Holdings, Inc.	440	59,466
United States Steel Co.	890	51,994
Sigma-Aldrich Corp.	750	49,920
Sherwin-Williams Co.	560	46,900
Eastman Chemical Co.	450	37,836
Ball Corp.	550	37,427
FMC Corp.	450	35,950
Vulcan Materials Co.	798	35,399
Allegheny Technologies, Inc.	610	33,660
Owens-Illinois, Inc.*	1,010	31,007
Airgas, Inc.	460	28,732
International Flavors & Fragrances, Inc.	500	27,795
MeadWestvaco Corp.	1,039	27,180
Sealed Air Corp.	990	25,195
Bemis Company, Inc.	670	21,882
AK Steel Holding Corp.	680	11,132
Titanium Metals Corp.*	556	9,552

Total Materials		2,651,888

Utilities — 1.3%
Southern Co.	5,202	198,872
Exelon Corp.	4,104	170,891
Dominion Resources, Inc.	3,600	153,792
Duke Energy Corp.	8,210	146,220
NextEra Energy, Inc.	2,583	134,290
PG&E Corp.	2,435	116,490
American Electric Power Company, Inc.	2,980	107,220
Public Service Enterprise Group, Inc.	3,136	99,756
Consolidated Edison, Inc.	1,800	89,226
Entergy Corp.	1,120	79,330
Progress Energy, Inc.	1,820	79,134
PPL Corp.	2,996	78,855
Sempra Energy	1,490	78,195
Edison International	2,020	77,972
FirstEnergy Corp.	1,890	69,968
Xcel Energy, Inc.	2,850	67,117
AES Corp.*	4,110	50,060
DTE Energy Co.	1,050	47,586
Wisconsin Energy Corp.	720	42,379
Ameren Corp.	1,490	42,003
CenterPoint Energy, Inc.	2,616	41,124
Constellation Energy Group, Inc.	1,240	37,981
Oneok, Inc.	656	36,388
Northeast Utilities	1,090	34,749
NiSource, Inc.	1,731	30,500
NRG Energy, Inc.*	1,530	29,896
SCANA Corp.	700	28,420
CMS Energy Corp.	1,516	28,198
Pinnacle West Capital Corp.	666	27,606
Allegheny Energy, Inc.	1,050	25,452
Pepco Holdings, Inc.	1,386	25,294
TECO Energy, Inc.	1,326	23,603
Integrys Energy Group, Inc.	480	23,285
Nicor, Inc.	280	13,978

Total Utilities		2,335,830

Telecommunication Services — 1.2%
AT&T, Inc.	36,654	1,076,895
Verizon Communications, Inc.	17,526	627,080
American Tower Corp. — Class A*	2,470	127,551
CenturyLink, Inc.	1,879	86,753
Qwest Communications International, Inc.	10,815	82,302
Sprint Nextel Corp.*	18,517	78,327
Frontier Communications Corp.	6,160	59,937
Windstream Corp.	3,000	41,820
MetroPCS Communications, Inc.*	1,630	20,587

Total Telecommunication Services		2,201,252

Total Common Stocks (Cost $44,838,189)		70,866,980

Schedule of Investments December 31, 2010 (Unaudited)	Domestic Equity Funds S&P 500 Fund

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 56.8%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	$41,661,092	$41,661,092
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	23,449,020	23,449,020
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	16,637,314	16,637,314
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	11,724,510	11,724,510
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	8,321,880	8,321,880

Total Repurchase Agreements (Cost $101,793,816)		101,793,816

Total Investments — 96.3% (Cost $146,632,005)		$172,660,796
Cash & Other Assets, Less Liabilities — 3.7%		6,706,516

Total Net Assets — 100.0%		$179,367,312

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
March 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $54,769,837)	873	$347,562

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC January 2011 S&P 500 Index Swap, Terminating 01/28/11[2] (Notional Value $26,870,805)	21,366	$12,590
Goldman Sachs International January 2011 S&P 500 Index Swap, Terminating 01/27/11[2] (Notional Value $24,872,686)	19,777	5,492
Morgan Stanley Capital Services, Inc. January 2011 S&P 500 Index Swap, Terminating 01/26/11[2] (Notional Value $1,075,194)	855	256

(Total Notional Value $52,818,685)		$18,338

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

2	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Investments December 31, 2010 (Unaudited)	Domestic Equity Funds Mid-Cap 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 28.9%
Financials — 5.7%
New York Community Bancorp, Inc.	5,560	$104,806
Macerich Co.	1,660	78,634
AMB Property Corp.	2,150	68,176
SL Green Realty Corp.	1,000	67,510
Affiliated Managers Group, Inc.*	660	65,485
Federal Realty Investment Trust	780	60,785
Everest Re Group Ltd.	700	59,374
MSCI, Inc. — Class A*	1,520	59,219
Nationwide Health Properties, Inc.	1,610	58,572
UDR, Inc.	2,320	54,566
Rayonier, Inc.	1,030	54,096
Alexandria Real Estate Equities, Inc.	710	52,015
Realty Income Corp.	1,490	50,958
Reinsurance Group of America, Inc. — Class A	930	49,950
Cullen	780	47,674
Camden Property Trust	880	47,502
Liberty Property Trust	1,460	46,603
Eaton Vance Corp.	1,510	45,647
Essex Property Trust, Inc.	399	45,574
Jones Lang LaSalle, Inc.	540	45,317
Old Republic International Corp.	3,250	44,297
SEI Investments Co.	1,860	44,249
Regency Centers Corp.	1,040	43,930
HCC Insurance Holdings, Inc.	1,470	42,542
Jefferies Group, Inc.	1,580	42,075
Raymond James Financial, Inc.	1,280	41,856
Transatlantic Holdings, Inc.	810	41,812
W.R. Berkley Corp.	1,520	41,618
Duke Realty Corp.	3,220	40,121
Fidelity National Financial, Inc. — Class A	2,900	39,672
Arthur J Gallagher & Co.	1,351	39,287
Senior Housing Properties Trust	1,790	39,273
Commerce Bancshares, Inc.	986	39,174
Waddell & Reed Financial, Inc. — Class A	1,090	38,466
First Niagara Financial Group, Inc.	2,670	37,327
East West Bancorp, Inc.	1,890	36,949
Weingarten Realty Investors	1,540	36,590
Hospitality Properties Trust	1,580	36,403
City National Corp.	590	36,202
Brown & Brown, Inc.	1,490	35,671
BRE Properties, Inc.	820	35,670
Associated Banc-Corp.	2,210	33,482
Mack-Cali Realty Corp.	1,010	33,391
American Financial Group, Inc.	1,000	32,290
Corporate Office Properties Trust	850	29,707
Valley National Bancorp	2,060	29,458
Bank of Hawaii Corp.	620	29,270
Protective Life Corp.	1,090	29,038
Highwoods Properties, Inc.	910	28,984
SVB Financial Group*	538	28,541
Omega Healthcare Investors, Inc.	1,260	28,274
Apollo Investment Corp.	2,490	27,564
FirstMerit Corp.	1,390	27,508
Hanover Insurance Group, Inc.	580	27,098
StanCorp Financial Group, Inc.	590	26,633
Synovus Financial Corp.	10,020	26,453
Fulton Financial Corp.	2,540	26,264
Greenhill & Company, Inc.	320	26,138
Washington Federal, Inc.	1,440	24,365
TCF Financial Corp.	1,620	23,992
Prosperity Bancshares, Inc.	600	23,568
Westamerica Bancorporation	370	20,524
NewAlliance Bancshares, Inc.	1,340	20,073
First American Financial Corp.	1,330	19,870
Mercury General Corp.	450	19,355
Webster Financial Corp.	930	18,321
Trustmark Corp.	730	18,133
Cathay General Bancorp	1,000	16,700
Potlatch Corp.	510	16,601
Unitrin, Inc.	640	15,706
BancorpSouth, Inc.	940	14,993
Astoria Financial Corp.	1,050	14,606
International Bancshares Corp.	670	13,420
Cousins Properties, Inc.	1,330	11,092
Equity One, Inc.	590	10,726
PacWest Bancorp	396	8,466

Total Financials		2,796,251

Industrials — 4.7%
Joy Global, Inc.	1,320	114,510
Bucyrus International, Inc. — Class A	1,030	92,082
AMETEK, Inc.	2,040	80,070
Manpower, Inc.	1,040	65,270
Kansas City Southern*	1,310	62,697
AGCO Corp.*	1,190	60,285
KBR, Inc.	1,930	58,807
Donaldson Company, Inc.	980	57,114
Timken Co.	1,030	49,162
BE Aerospace, Inc.*	1,300	48,139
Hubbell, Inc. — Class B	770	46,300
J.B. Hunt Transport Services, Inc.	1,130	46,115
Gardner Denver, Inc.	670	46,109
Pentair, Inc.	1,260	46,003
SPX Corp.	640	45,754
URS Corp.*	1,060	44,107
Terex Corp.*	1,390	43,146
Aecom Technology Corp.*	1,510	42,235
Kennametal, Inc.	1,050	41,433
Oshkosh Corp.*	1,160	40,878
IDEX Corp.	1,040	40,685
Waste Connections, Inc.	1,470	40,469
Nordson Corp.	430	39,508
Baldor Electric Co.	600	37,824
Shaw Group, Inc.*	1,080	36,968
MSC Industrial Direct Co. — Class A	570	36,873
Corrections Corporation of America*	1,410	35,335
Lincoln Electric Holdings, Inc.	540	35,246
Copart, Inc.*	890	33,241
Regal-Beloit Corp.	490	32,712

Schedule of Investments December 31, 2010 (Unaudited)	Domestic Equity Funds Mid-Cap 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 28.9% (continued)
Industrials — 4.7% (continued)
Wabtec Corp.	610	$32,263
Thomas & Betts Corp.*	660	31,878
Acuity Brands, Inc.	550	31,719
Alliant Techsystems, Inc.	420	31,261
Carlisle Companies, Inc.	776	30,838
Towers Watson & Co. — Class A	580	30,195
Graco, Inc.	760	29,982
Kirby Corp.*	680	29,954
Harsco Corp.	1,030	29,170
Woodward Governor Co.	760	28,546
Trinity Industries, Inc.	1,020	27,142
Lennox International, Inc.	570	26,955
Alaska Air Group, Inc.*	470	26,644
Landstar System, Inc.	630	25,792
Con-way, Inc.	700	25,599
Clean Harbors, Inc.*	290	24,383
Crane Co.	590	24,231
Valmont Industries, Inc.	270	23,957
Watsco, Inc.	360	22,709
FTI Consulting, Inc.*	590	21,995
Alexander & Baldwin, Inc.	530	21,216
GATX Corp.	590	20,815
Herman Miller, Inc.	730	18,469
HNI Corp.	570	17,784
United Rentals, Inc.*	770	17,518
JetBlue Airways Corp.*	2,570	16,988
Corporate Executive Board Co.	440	16,522
Rollins, Inc.	810	15,998
Brink’s Co.	590	15,859
Deluxe Corp.	650	14,963
Korn*	590	13,635
Werner Enterprises, Inc.	570	12,882
AirTran Holdings, Inc.*	1,730	12,785
Mine Safety Appliances Co.	390	12,141
Granite Construction, Inc.	440	12,069
Navigant Consulting, Inc.*	640	5,888

Total Industrials		2,299,822

Information Technology — 4.5%
Cree, Inc.*	1,380	90,928
Rovi Corp.*	1,340	83,093
Lam Research Corp.*	1,570	81,295
Atmel Corp.*	5,850	72,072
Skyworks Solutions, Inc.*	2,340	66,994
Riverbed Technology, Inc.*	1,880	66,120
Avnet, Inc.*	1,940	64,078
Trimble Navigation Ltd.*	1,530	61,093
ANSYS, Inc.*	1,160	60,401
Factset Research Systems, Inc.	590	55,318
Informatica Corp.*	1,200	52,836
Synopsys, Inc.*	1,899	51,102
Arrow Electronics, Inc.*	1,480	50,690
Equinix, Inc.*	590	47,943
Global Payments, Inc.	1,020	47,134
Alliance Data Systems Corp.*	660	46,880
Solera Holdings, Inc.	900	46,188
MICROS Systems, Inc.*	1,030	45,176
Polycom, Inc.*	1,090	42,488
TIBCO Software, Inc.*	2,130	41,982
Rackspace Hosting, Inc.*	1,240	38,948
Ingram Micro, Inc. — Class A*	2,000	38,180
CommScope, Inc.*	1,210	37,776
Broadridge Financial Solutions, Inc.	1,600	35,088
Lender Processing Services, Inc.	1,170	34,538
Parametric Technology Corp.*	1,500	33,795
AOL, Inc.*	1,360	32,246
Jack Henry & Associates, Inc.	1,090	31,774
NCR Corp.*	2,030	31,201
Gartner, Inc.*	930	30,876
Vishay Intertechnology, Inc.*	2,100	30,828
Concur Technologies, Inc.*	576	29,912
ADTRAN, Inc.	800	28,968
Itron, Inc.*	520	28,834
National Instruments Corp.	750	28,230
Cadence Design Systems, Inc.*	3,410	28,167
Zebra Technologies Corp. — Class A*	720	27,353
Diebold, Inc.	840	26,922
International Rectifier Corp.*	890	26,424
Tech Data Corp.*	590	25,972
RF Micro Devices, Inc.*	3,510	25,799
Silicon Laboratories, Inc.*	560	25,771
Ciena Corp.*	1,190	25,050
Fairchild Semiconductor International, Inc. — Class A*	1,580	24,664
CoreLogic, Inc.	1,330	24,632
NeuStar, Inc. — Class A*	940	24,487
Intersil Corp. — Class A	1,590	24,279
Plantronics, Inc.	610	22,704
Quest Software, Inc.*	770	21,360
Convergys Corp.*	1,550	20,413
DST Systems, Inc.	450	19,957
Semtech Corp.*	800	18,112
Digital River, Inc.*	510	17,554
Acxiom Corp.*	1,020	17,493
Mentor Graphics Corp.*	1,400	16,800
ValueClick, Inc.*	1,030	16,511
Integrated Device Technology, Inc.*	1,960	13,054
Mantech International Corp. — Class A*	290	11,986
Fair Isaac Corp.	510	11,919
Advent Software, Inc.*	199	11,526
ACI Worldwide, Inc.*	420	11,285
SRA International, Inc. — Class A*	550	11,248

Total Information Technology		2,216,447

Consumer Discretionary — 4.1%
BorgWarner, Inc.*	1,450	104,922
Dollar Tree, Inc.*	1,600	89,728
Chipotle Mexican Grill, Inc.*	390	82,937
Advance Auto Parts, Inc.	1,070	70,780
PetSmart, Inc.	1,500	59,730
Phillips-Van Heusen Corp.	850	53,558
Gentex Corp.	1,790	52,912
NVR, Inc.*	70	48,371

Schedule of Investments December 31, 2010 (Unaudited)	Domestic Equity Funds Mid-Cap 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 28.9% (continued)
Consumer Discretionary — 4.1% (continued)
Williams-Sonoma, Inc.	1,350	$48,181
Fossil, Inc.*	660	46,517
Tractor Supply Co.	930	45,096
Dick’s Sporting Goods, Inc.*	1,130	42,375
LKQ Corp.*	1,840	41,805
Mohawk Industries, Inc.*	720	40,867
Panera Bread Co. — Class A*	390	39,472
Deckers Outdoor Corp.*	490	39,073
Foot Locker, Inc.	1,990	39,044
Sotheby’s	860	38,700
Tupperware Brands Corp.	810	38,613
Guess?, Inc.	810	38,329
American Eagle Outfitters, Inc.	2,500	36,575
J Crew Group, Inc.*	820	35,375
Toll Brothers, Inc.*	1,840	34,960
Polaris Industries, Inc.	430	33,549
WMS Industries, Inc.*	740	33,478
Warnaco Group, Inc.*	570	31,390
Hanesbrands, Inc.*	1,220	30,988
Lamar Advertising Co. — Class A*	730	29,083
Aeropostale, Inc.*	1,180	29,075
Bally Technologies, Inc.*	680	28,689
Chico’s FAS, Inc.	2,270	27,308
DreamWorks Animation SKG, Inc. — Class A*	910	26,818
John Wiley & Sons, Inc. — Class A	588	26,601
Rent-A-Center, Inc. — Class A	820	26,470
Strayer Education, Inc.	170	25,877
Service Corporation International	3,120	25,740
Under Armour, Inc. — Class A*	450	24,678
Brinker International, Inc.	1,180	24,638
Cheesecake Factory, Inc.*	760	23,301
Ascena Retail Group, Inc.*	880	23,250
Saks, Inc.*	2,050	21,935
Life Time Fitness, Inc.*	530	21,725
ITT Educational Services, Inc.*	330	21,018
AnnTaylor Stores Corp.*	740	20,269
Office Depot, Inc.*	3,541	19,121
Wendy’s — Class A	4,110	18,988
Aaron’s, Inc.	930	18,963
Eastman Kodak Co.*	3,430	18,385
Thor Industries, Inc.	540	18,338
Career Education Corp.*	840	17,413
Collective Brands, Inc.*	816	17,217
New York Times Co. — Class A*	1,512	14,818
MDC Holdings, Inc.	480	13,810
Matthews International Corp. — Class A	380	13,292
Bob Evans Farms, Inc.	390	12,854
KB Home	920	12,411
Regis Corp.	730	12,118
Timberland Co. — Class A*	490	12,049
American Greetings Corp. — Class A	510	11,302
International Speedway Corp. — Class A	370	9,683
99 Cents Only Stores*	600	9,564
Ryland Group, Inc.	557	9,486
Scholastic Corp.	300	8,862
Scientific Games Corp. — Class A*	810	8,068
Boyd Gaming Corp.*	720	7,632
Barnes & Noble, Inc.	500	7,075
Harte-Hanks, Inc.	500	6,385

Total Consumer Discretionary		2,021,634

Health Care — 3.2%
Edwards Lifesciences Corp.*	1,460	118,026
Vertex Pharmaceuticals, Inc.*	2,590	90,728
Henry Schein, Inc.*	1,180	72,440
Perrigo Co.	1,060	67,130
ResMed, Inc.*	1,930	66,855
Beckman Coulter, Inc.	880	66,202
Mettler-Toledo International, Inc.*	420	63,508
Hologic, Inc.*	3,320	62,482
Universal Health Services, Inc. — Class B	1,240	53,841
Endo Pharmaceuticals Holdings, Inc.*	1,470	52,494
IDEXX Laboratories, Inc.*	730	50,531
Allscripts Healthcare Solutions, Inc.*	2,390	46,055
Community Health Systems, Inc.*	1,177	43,984
Covance, Inc.*	830	42,670
Pharmaceutical Product Development, Inc.	1,520	41,253
Mednax, Inc.*	610	41,047
United Therapeutics Corp.*	640	40,461
Omnicare, Inc.	1,480	37,577
Gen-Probe, Inc.*	620	36,177
Lincare Holdings, Inc.	1,250	33,538
Kinetic Concepts, Inc.*	800	33,504
Health Net, Inc.*	1,220	33,294
Hill-Rom Holdings, Inc.	800	31,496
Techne Corp.	470	30,865
Health Management Associates, Inc. — Class A*	3,200	30,528
Teleflex, Inc.	510	27,443
STERIS Corp.	750	27,345
Charles River Laboratories International, Inc.*	740	26,300
Bio-Rad Laboratories, Inc. — Class A*	250	25,963
VCA Antech, Inc.*	1,100	25,619
LifePoint Hospitals, Inc.*	670	24,622
Owens & Minor, Inc.	810	23,838
Masimo Corp.	750	21,803
Thoratec Corp.*	750	21,240
Medicis Pharmaceutical Corp. — Class A	770	20,628
Immucor, Inc.*	890	17,649
WellCare Health Plans, Inc.*	540	16,319
Kindred Healthcare, Inc.*	500	9,185

Total Health Care		1,574,640

Materials — 2.0%
Lubrizol Corp.	840	89,779
Albemarle Corp.	1,170	65,263
Martin Marietta Materials, Inc.	580	53,499

Schedule of Investments December 31, 2010 (Unaudited)	Domestic Equity Funds Mid-Cap 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 28.9% (continued)
Materials — 2.0% (continued)
Ashland, Inc.	1,010	$51,369
Steel Dynamics, Inc.	2,770	50,691
Reliance Steel & Aluminum Co.	948	48,443
Sonoco Products Co.	1,310	44,108
Valspar Corp.	1,260	43,445
Aptargroup, Inc.	860	40,910
Compass Minerals International, Inc.	420	37,493
RPM International, Inc.	1,640	36,244
Packaging Corporation of America	1,310	33,851
Cytec Industries, Inc.	630	33,428
Cabot Corp.	830	31,250
Scotts Miracle-Gro Co. — Class A	590	29,954
Temple-Inland, Inc.	1,380	29,311
Rock-Tenn Co. — Class A	500	26,975
Greif, Inc. — Class A	400	24,760
Commercial Metals Co.	1,460	24,221
Sensient Technologies Corp.	630	23,140
Silgan Holdings, Inc.	640	22,918
Carpenter Technology Corp.	560	22,534
Intrepid Potash, Inc.*	570	21,255
Olin Corp.	1,020	20,930
NewMarket Corp.	130	16,038
Louisiana-Pacific Corp.*	1,680	15,893
Minerals Technologies, Inc.	239	15,633
Worthington Industries, Inc.	710	13,064

Total Materials		966,399

Energy — 1.7%
Cimarex Energy Co.	1,079	95,524
Pride International, Inc.*	2,240	73,920
Arch Coal, Inc.	2,070	72,574
Plains Exploration & Production Co.*	1,790	57,531
Forest Oil Corp.*	1,450	55,057
Oceaneering International, Inc.*	690	50,805
SM Energy Co.	800	47,144
Patterson-UTI Energy, Inc.	1,970	42,453
Southern Union Co.	1,590	38,271
Tidewater, Inc.	660	35,534
Superior Energy Services, Inc.*	1,010	35,340
Dril-Quip, Inc.*	440	34,197
Atwood Oceanics, Inc.*	720	26,906
Frontier Oil Corp.	1,350	24,313
Bill Barrett Corp.*	590	24,267
Unit Corp.*	510	23,705
Quicksilver Resources, Inc.*	1,500	22,110
Patriot Coal Corp.*	1,020	19,757
Exterran Holdings, Inc.*	810	19,400
Helix Energy Solutions Group, Inc.*	1,350	16,389
Comstock Resources, Inc.*	600	14,736
Overseas Shipholding Group, Inc.	340	12,043

Total Energy		841,976

Utilities — 1.7%
National Fuel Gas Co.	1,050	68,901
OGE Energy Corp.	1,240	56,470
NSTAR	1,320	55,691
Alliant Energy Corp.	1,410	51,846
MDU Resources Group, Inc.	2,400	48,648
UGI Corp.	1,410	44,528
Energen Corp.	920	44,399
N.V. Energy, Inc.	3,000	42,150
Aqua America, Inc.	1,750	39,340
DPL, Inc.	1,520	39,079
Questar Corp.	2,230	38,824
Atmos Energy Corp.	1,150	35,880
AGL Resources, Inc.	1,000	35,850
Westar Energy, Inc.	1,420	35,727
Great Plains Energy, Inc.	1,730	33,545
Hawaiian Electric Industries, Inc.	1,200	27,348
Vectren Corp.	1,040	26,395
Cleco Corp.	780	23,993
IDACORP, Inc.	630	23,297
WGL Holdings, Inc.	650	23,251
Black Hills Corp.	500	15,000
PNM Resources, Inc.	1,110	14,452
Dynegy, Inc. — Class A*	1,310	7,362

Total Utilities		831,976

Consumer Staples — 1.1%
Energizer Holdings, Inc.*	900	65,610
Church & Dwight Company, Inc.	910	62,808
Green Mountain Coffee Roasters, Inc.*	1,480	48,633
Hansen Natural Corp.*	880	46,006
Ralcorp Holdings, Inc.*	700	45,507
Corn Products International, Inc.	960	44,160
Smithfield Foods, Inc.*	2,120	43,735
Alberto-Culver Co. — Class B	1,100	40,744
BJ’s Wholesale Club, Inc.*	700	33,530
Flowers Foods, Inc.	970	26,103
Ruddick Corp.	550	20,262
Lancaster Colony Corp.	250	14,300
Universal Corp.	300	12,210
Tootsie Roll Industries, Inc.	310	8,981

Total Consumer Staples		512,589

Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	1,170	42,764
tw telecom, Inc. — Class A*	1,930	32,906
Syniverse Holdings, Inc.*	900	27,765
Cincinnati Bell, Inc.*	2,570	7,196

Total Telecommunication Services		110,631
Total Common Stocks (Cost $9,339,530)		14,172,365

WARRANT†† - 0.0%
Consumer Discretionary — 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	510	158

Total Consumer Discretionary		158
Total Warrant (Cost $—)		158

Schedule of Investments December 31, 2010 (Unaudited)	Domestic Equity Funds Mid-Cap 1.5x Strategy Fund

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 — 76.9%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	$15,425,496	$15,425,496
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	8,682,268	8,682,268
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	6,160,156	6,160,156
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	4,341,134	4,341,134
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	3,081,272	3,081,272

Total Repurchase Agreements (Cost $37,690,326)		37,690,326

Total Investments — 105.8% (Cost $47,029,856)		$51,862,849
Liabilities, Less Cash & Other Assets — (5.8)%		(2,837,860)

Total Net Assets — 100.0%		$49,024,989

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
March 2011 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $34,318,450)	379	$108,620

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. January 2011 S&P MidCap 400 Index Swap, Terminating 01/26/11[2] (Notional Value $949,706)	1,047	$(4,442)
Credit Suisse Capital, LLC January 2011 S&P MidCap 400 Index Swap, Terminating 01/28/11[2] (Notional Value $5,056,717)	5,574	(18,043)
Goldman Sachs International January 2011 S&P MidCap 400 Index Swap, Terminating 01/27/11[2] (Notional Value $18,571,775)	20,470	(86,245)

(Total Notional Value $24,578,200)		$(108,730)

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

2	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

Schedule of Investments December 31, 2010 (Unaudited)	Domestic Equity Funds Inverse Mid-Cap Strategy Fund

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 — 67.6%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	$706,587	$706,587
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	397,704	397,704
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	282,175	282,175
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	198,852	198,852
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	141,142	141,142

Total Repurchase Agreements (Cost $1,726,460)		1,726,460

Total Investments — 67.6% (Cost $1,726,460)		$1,726,460
Cash & Other Assets, Less Liabilities — 32.4%		827,733

Total Net Assets — 100.0%		$2,554,193

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
March 2011 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $543,300)	6	$(9,689)

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2011 S&P MidCap 400 Index Swap, Terminating 01/27/2011[2] (Notional Value $1,264,176)	1,393	$5,805
Credit Suisse Capital, LLC January 2011 S&P MidCap 400 Index Swap, Terminating 01/28/11[2] (Notional Value $582,383)	642	1,732
Morgan Stanley Capital Services, Inc. January 2011 S&P MidCap 400 Index Swap, Terminating 01/26/11[2] (Notional Value $179,256)	198	818

(Total Notional Value $2,025,815)		$8,355

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

2	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 8.9%
Financials — 1.8%
American Capital Ltd.*	1,069	$8,082
BioMed Realty Trust, Inc.	409	7,628
CBL & Associates Properties, Inc.	434	7,595
Highwoods Properties, Inc.	226	7,198
MFA Financial, Inc.	870	7,099
Stifel Financial Corp.*	113	7,011
National Retail Properties, Inc.	263	6,970
SVB Financial Group*	129	6,843
Tanger Factory Outlet Centers	130	6,655
Signature Bank *	133	6,650
Apollo Investment Corp.	599	6,631
Omega Healthcare Investors, Inc.	293	6,575
Home Properties, Inc.	117	6,492
Alterra Capital Holdings Ltd.	300	6,492
FirstMerit Corp.	328	6,491
Entertainment Properties Trust	139	6,429
MGIC Investment Corp.*	628	6,399
American Campus Communities, Inc.	201	6,384
Kilroy Realty Corp.	168	6,127
Mid-America Apartment Communities, Inc.	96	6,095
ProAssurance Corp.*	100	6,060
LaSalle Hotel Properties	225	5,940
Washington Real Estate Investment Trust	189	5,857
DiamondRock Hospitality Co.*	485	5,820
Platinum Underwriters Holdings Ltd.	129	5,801
Post Properties, Inc.	155	5,627
Prosperity Bancshares, Inc.	136	5,342
NewAlliance Bancshares, Inc.	332	4,973
First American Financial Corp.	326	4,870
Trustmark Corp.	196	4,869
Iberiabank Corp.	82	4,849
Extra Space Storage, Inc.	276	4,802
Westamerica Bancorporation	86	4,770
CNO Financial Group, Inc.*	698	4,732
Equity Lifestyle Properties, Inc.	83	4,642
American Capital Agency Corp.	160	4,598
Montpelier Re Holdings Ltd.	222	4,427
Umpqua Holdings Corp.	362	4,409
Colonial Properties Trust	243	4,386
Delphi Financial Group, Inc. — Class A	150	4,326
Whitney Holding Corp.	300	4,245
Hatteras Financial Corp.	140	4,238
UMB Financial Corp.	100	4,142
Knight Capital Group, Inc. — Class A*	296	4,082
Healthcare Realty Trust, Inc.	192	4,065
Northwest Bancshares, Inc.	341	4,010
Cathay General Bancorp	240	4,008
PHH Corp.*	173	4,005
Webster Financial Corp.	200	3,940
Potlatch Corp.	119	3,873
Susquehanna Bancshares, Inc.	400	3,872
Medical Properties Trust, Inc.	356	3,855
Ezcorp, Inc. — Class A*	139	3,771
Portfolio Recovery Associates, Inc.*	50	3,760
Astoria Financial Corp.	270	3,756
Alexander’s, Inc.	9	3,711
Argo Group International Holdings Ltd.	98	3,670
National Health Investors, Inc.	80	3,602
Redwood Trust, Inc.	240	3,583
FNB Corp.	364	3,574
DCT Industrial Trust, Inc.	666	3,536
United Bankshares, Inc.	120	3,504
Glacier Bancorp, Inc.	226	3,415
Old National Bancorp	286	3,401
EastGroup Properties, Inc.	79	3,343
Wintrust Financial Corp.	101	3,336
Radian Group, Inc.	413	3,333
First Financial Bankshares, Inc.	65	3,327
First Financial Bancorp	180	3,326
Tower Group, Inc.	130	3,325
Cash America International, Inc.	90	3,324
Sovran Self Storage, Inc.	90	3,313
International Bancshares Corp.	165	3,305
Sunstone Hotel Investors, Inc.*	314	3,244
PS Business Parks, Inc.	58	3,232
Starwood Property Trust, Inc.	150	3,222
National Penn Bancshares, Inc.	394	3,164
KBW, Inc.	113	3,155
RLI Corp.	60	3,154
Selective Insurance Group, Inc.	168	3,049
Hancock Holding Co.	86	2,998
Franklin Street Properties Corp.	210	2,993
Provident Financial Services, Inc.	190	2,875
DuPont Fabros Technology, Inc.	135	2,871
Community Bank System, Inc.	103	2,860
U-Store-It Trust	296	2,821
Capstead Mortgage Corp.	223	2,808
Hersha Hospitality Trust — Class A	423	2,792
MF Global Holdings Ltd.*	327	2,734
MB Financial, Inc.	156	2,702
First Cash Financial Services, Inc.*	86	2,665
Infinity Property & Casualty Corp.	43	2,657
First Midwest Bancorp, Inc.	230	2,650
Prospect Capital Corp.	245	2,646
World Acceptance Corp.*	50	2,640
Invesco Mortgage Capital, Inc.	120	2,621
Park National Corp.	36	2,616
Anworth Mortgage Asset Corp.	372	2,604
NBT Bancorp, Inc.	106	2,560
Greenlight Capital Re Ltd. — Class A*	92	2,467
Columbia Banking System, Inc.	117	2,464
CVB Financial Corp.	284	2,462
Pennsylvania Real Estate Investment Trust	168	2,441
Government Properties Income Trust	90	2,411

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 8.9% (continued)
Financials — 1.8% (continued)
BlackRock Kelso Capital Corp.	217	$2,400
Pebblebrook Hotel Trust	118	2,398
Lexington Realty Trust	300	2,385
Texas Capital Bancshares, Inc.*	112	2,382
Cousins Properties, Inc.	285	2,377
Strategic Hotels & Resorts, Inc.*	446	2,359
LTC Properties, Inc.	84	2,359
First Commonwealth Financial Corp.	328	2,322
Pico Holdings, Inc.*	73	2,321
iStar Financial, Inc.*	296	2,315
PrivateBancorp, Inc. — Class A	160	2,301
Getty Realty Corp.	73	2,283
Employers Holdings, Inc.	130	2,272
American Equity Investment Life Holding Co.	180	2,259
PacWest Bancorp	105	2,245
Ocwen Financial Corp.*	234	2,232
Investment Technology Group, Inc.*	136	2,226
Forestar Group, Inc.*	115	2,220
Glimcher Realty Trust	263	2,209
Dollar Financial Corp.*	76	2,176
Sun Communities, Inc.	65	2,165
Navigators Group, Inc.*	43	2,165
Horace Mann Educators Corp.	120	2,165
Acadia Realty Trust	116	2,116
FelCor Lodging Trust, Inc.*	299	2,105
Inland Real Estate Corp.	236	2,077
Investors Real Estate Trust	230	2,063
Fifth Street Finance Corp.	168	2,040
optionsXpress Holdings, Inc.	130	2,037
Oritani Financial Corp.	166	2,032
Brookline Bancorp, Inc.	185	2,007
Associated Estates Realty Corp.	131	2,003
First Potomac Realty Trust	119	2,002
Flagstone Reinsurance Holdings S.A.	157	1,978
Sterling Bancshares, Inc.	280	1,966
Equity One, Inc.	108	1,963
City Holding Co.	53	1,920
Investors Bancorp, Inc.*	146	1,916
MarketAxess Holdings, Inc.	92	1,915
Bank of the Ozarks, Inc.	44	1,907
S&T Bancorp, Inc.	84	1,898
Nelnet, Inc. — Class A	80	1,895
Independent Bank Corp.	69	1,866
Piper Jaffray Companies, Inc.*	52	1,821
Oriental Financial Group, Inc.	144	1,799
Chemical Financial Corp.	80	1,772
Meadowbrook Insurance Group, Inc.	172	1,763
Compass Diversified Holdings	99	1,751
National Financial Partners Corp.*	130	1,742
First Industrial Realty Trust, Inc.*	198	1,734
Evercore Partners, Inc. — Class A	51	1,734
Safety Insurance Group, Inc.	36	1,713
MCG Capital Corp.	245	1,708
Primerica, Inc.	70	1,697
United Fire & Casualty Co.	75	1,674
Banco Latinoamericano de Comercio Exterior S.A. — Class E	90	1,661
Harleysville Group, Inc.	45	1,653
Internet Capital Group, Inc.*	115	1,635
Boston Private Financial Holdings, Inc.	236	1,546
Ramco-Gershenson Properties Trust	124	1,544
BGC Partners, Inc. — Class A	185	1,537
Trustco Bank Corp.	242	1,534
Sabra Healthcare REIT, Inc.	82	1,509
Credit Acceptance Corp.*	24	1,506
Home Bancshares, Inc.	68	1,498
Western Alliance Bancorp*	200	1,472
PMI Group, Inc.*	442	1,459
Simmons First National Corp. — Class A	51	1,454
Capital Southwest Corp.	14	1,453
Walter Investment Management Corp.	81	1,453
Enstar Group Ltd.*	17	1,438
Universal Health Realty Income Trust	39	1,425
Cohen & Steers, Inc.	54	1,409
Flushing Financial Corp.	100	1,400
Education Realty Trust, Inc.	180	1,399
Cypress Sharpridge Investments, Inc.	108	1,394
Urstadt Biddle Properties, Inc. — Class A	71	1,381
Renasant Corp.	81	1,370
Duff & Phelps Corp. — Class A	81	1,366
Pinnacle Financial Partners, Inc.*	100	1,358
Artio Global Investors, Inc. — Class A	92	1,357
WesBanco, Inc.	70	1,327
Retail Opportunity Investments Corp.	132	1,308
Ashford Hospitality Trust, Inc.*	135	1,303
PennantPark Investment Corp.	106	1,297
Sandy Spring Bancorp, Inc.	70	1,290
Provident New York Bancorp	120	1,259
Newcastle Investment Corp.*	187	1,253
Tejon Ranch Co.*	44	1,212
SCBT Financial Corp.	37	1,212
Dime Community Bancshares, Inc.	82	1,196
TowneBank	75	1,192
Amtrust Financial Services, Inc.	68	1,190
WSFS Financial Corp.	25	1,186
Hilltop Holdings, Inc.*	119	1,180
Maiden Holdings Ltd.	150	1,179
Nara Bancorp, Inc.*	120	1,178
Parkway Properties, Inc.	67	1,174
MVC Capital, Inc.	80	1,168

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 8.9% (continued)
Financials — 1.8% (continued)
FBL Financial Group, Inc. — Class A	40	$1,147
CNA Surety Corp.*	48	1,137
Community Trust Bancorp, Inc.	39	1,129
Lakeland Financial Corp.	52	1,116
Hudson Valley Holding Corp.	45	1,114
1st Source Corp.	55	1,113
Hercules Technology Growth Capital, Inc.	106	1,098
Danvers Bancorp, Inc.	62	1,096
NorthStar Realty Finance Corp.	230	1,093
Virtus Investment Partners, Inc.*	24	1,089
AMERISAFE, Inc.*	62	1,085
First Financial Corp.	30	1,054
Cedar Shopping Centers, Inc.	167	1,050
eHealth, Inc.*	74	1,050
CapLease, Inc.	180	1,048
Colony Financial, Inc.	52	1,041
Chesapeake Lodging Trust	55	1,035
StellarOne Corp.	70	1,018
Encore Capital Group, Inc.*	43	1,008
Resource Capital Corp.	136	1,004
National Western Life Insurance Co. — Class A	6	1,000
Cardinal Financial Corp.	86	1,000
Westwood Holdings Group, Inc.	25	999
FPIC Insurance Group, Inc.*	27	998
GFI Group, Inc.	212	994
Triangle Capital Corp.	52	988
SY Bancorp, Inc.	40	982
Beneficial Mutual Bancorp, Inc.*	111	980
Southside Bancshares, Inc.	46	969
Advance America Cash Advance Centers, Inc.	170	959
Univest Corporation of Pennsylvania	50	959
Safeguard Scientifics, Inc.*	56	956
NewStar Financial, Inc.*	90	951
Kite Realty Group Trust	174	941
Phoenix Companies, Inc.*	366	930
PennyMac Mortgage Investment Trust	50	908
Saul Centers, Inc.	19	900
Union First Market Bankshares Corp.	60	887
TICC Capital Corp.	79	886
Berkshire Hills Bancorp, Inc.	40	884
TradeStation Group, Inc.*	130	877
Main Street Capital Corp.	48	873
Arrow Financial Corp.	31	853
International Assets Holding Corp.*	36	850
Sterling Bancorp — Class N	81	848
Winthrop Realty Trust	66	844
Westfield Financial, Inc.	91	842
Calamos Asset Management, Inc. — Class A	60	840
Oppenheimer Holdings, Inc. — Class A	32	839
Center Financial Corp.*	110	834
Washington Trust Bancorp, Inc.	38	831
Gladstone Capital Corp.	72	829
Northfield Bancorp, Inc.	62	826
Citizens, Inc.*	110	820
West Coast Bancorp*	290	818
GAMCO Investors, Inc. — Class A	17	816
Global Indemnity plc — Class A*	39	798
Territorial Bancorp, Inc.	40	796
Financial Engines, Inc.*	40	793
Apollo Commercial Real Estate Finance, Inc.	48	785
Republic Bancorp, Inc. — Class A	33	784
Tompkins Financial Corp.	20	783
Two Harbors Investment Corp.	80	783
Abington Bancorp, Inc.	65	775
Cogdell Spencer, Inc.	133	771
Heartland Financial USA, Inc.	44	768
United Financial Bancorp, Inc.	50	764
Citizens Republic Bancorp, Inc.*	1,239	762
Southwest Bancorp, Inc.	61	756
First Bancorp	49	750
Suffolk Bancorp	30	740
First Busey Corp.	156	733
Bancorp, Inc.*	72	732
First Community Bancshares, Inc.	49	732
American Safety Insurance Holdings Ltd.*	34	727
Camden National Corp.	20	725
Eagle Bancorp, Inc.*	50	722
Ames National Corp.	33	715
OceanFirst Financial Corp.	55	708
Ameris Bancorp	67	706
Baldwin & Lyons, Inc. — Class B	30	706
First Merchants Corp.	79	700
Monmouth Real Estate Investment Corp. — Class A	82	697
Trico Bancshares	43	694
Consolidated-Tomoka Land Co.	24	694
Agree Realty Corp.	26	681
MainSource Financial Group, Inc.	65	677
Dynex Capital, Inc.	61	666
Bancfirst Corp.	16	659
RAIT Financial Trust*	299	655
Bank Mutual Corp.	136	650
SeaBright Holdings, Inc.	70	645
Washington Banking Co.	47	644
First Mercury Financial Corp.	39	640
Citizens & Northern Corp.	43	639
Centerstate Banks, Inc.	80	634
State Auto Financial Corp.	36	627
Epoch Holding Corp.	40	621
NGP Capital Resources Co.	67	616
Lakeland Bancorp, Inc.	56	614
CoBiz Financial, Inc.	101	614
Great Southern Bancorp, Inc.	26	613

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 8.9% (continued)
Financials — 1.8% (continued)
CNB Financial Corp.	41	$607
Presidential Life Corp.	61	606
Stewart Information Services Corp.	52	600
Penns Woods Bancorp, Inc.	15	597
FBR Capital Markets Corp.*	156	596
Pacific Continental Corp.	59	594
BankFinancial Corp.	60	585
HFF, Inc. — Class A*	60	580
Gleacher & Company, Inc.*	242	574
Financial Institutions, Inc.	30	569
Home Federal Bancorp, Inc.	46	564
First Financial Holdings, Inc.	49	564
First Interstate Bancsystem, Inc. — Class A	37	564
Bank of Marin Bancorp	16	560
United Community Banks, Inc.*	287	560
Kennedy-Wilson Holdings, Inc.*	56	559
Excel Trust, Inc.	46	557
Avatar Holdings, Inc.*	28	555
Enterprise Financial Services Corp.	53	554
German American Bancorp, Inc.	30	552
ESB Financial Corp.	34	552
Gladstone Investment Corp.	70	536
National Bankshares, Inc.	17	535
ESSA Bancorp, Inc.	40	529
ViewPoint Financial Group	45	526
Bryn Mawr Bank Corp.	30	524
Solar Capital Ltd.	21	520
Cowen Group, Inc. — Class A*	111	517
CreXus Investment Corp.	39	511
Diamond Hill Investment Group, Inc.	7	506
1st United Bancorp, Inc.*	73	504
Capital City Bank Group, Inc.	40	504
One Liberty Properties, Inc.	30	501
Orrstown Financial Services, Inc.	18	493
National Interstate Corp.	23	492
First of Long Island Corp.	17	491
Farmer Mac — Class C	30	490
Gladstone Commercial Corp.	26	490
OmniAmerican Bancorp, Inc.*	36	488
Sierra Bancorp	45	483
Arlington Asset Investment Corp. — Class A	20	480
Peoples Bancorp, Inc.	30	470
Bridge Bancorp, Inc.	19	468
Terreno Realty Corp.*	26	466
Tower Bancorp, Inc.	21	463
State Bancorp, Inc.	50	463
First Bancorp, Inc.	29	458
Wilshire Bancorp, Inc.	60	457
Peapack Gladstone Financial Corp.	35	457
SWS Group, Inc.	90	454
Chatham Lodging Trust	26	448
Thomas Properties Group, Inc.*	106	447
Harris & Harris Group, Inc.*	101	442
Donegal Group, Inc. — Class A	30	434
LaBranche & Company, Inc.*	120	432
Kansas City Life Insurance Co.	13	429
Virginia Commerce Bancorp, Inc.*	69	426
Bancorp Rhode Island, Inc.	14	407
Sanders Morris Harris Group, Inc.	56	406
JMP Group, Inc.	53	404
MPG Office Trust, Inc.*	146	402
Mission West Properties, Inc.	60	401
Metro Bancorp, Inc.*	36	396
Kearny Financial Corp.	46	396
Taylor Capital Group, Inc.*	30	395
Medallion Financial Corp.	48	394
THL Credit, Inc.	30	390
Life Partners Holdings, Inc.	20	383
American National Bankshares, Inc.	16	377
Heritage Financial Corp.*	27	376
First Marblehead Corp.*	173	375
Hanmi Financial Corp.*	320	368
Rockville Financial, Inc.	30	367
West Bancorporation, Inc.	47	366
First BanCorp*	794	365
Alliance Financial Corp.	11	356
Meridian Interstate Bancorp, Inc.*	30	354
Clifton Savings Bancorp, Inc.	32	346
Hallmark Financial Services*	37	337
UMH Properties, Inc.	33	337
Ladenburg Thalmann Financial Services, Inc.*	286	335
Marlin Business Services Corp.*	26	329
Roma Financial Corp.	30	318
Penson Worldwide, Inc.*	62	303
Asset Acceptance Capital Corp.*	49	291
CompuCredit Holdings Corp.*	40	279
Merchants Bancshares, Inc.	10	276
Golub Capital BDC, Inc.	16	274
BofI Holding, Inc.*	17	264
Home Bancorp, Inc.*	19	263
Midsouth Bancorp, Inc.	17	261
MidWestOne Financial Group, Inc.	17	257
Primus Guaranty Ltd.*	50	254
Flagstar Bancorp, Inc.*	154	251
Asta Funding, Inc.	30	243
Crawford & Co. — Class B*	71	241
Universal Insurance Holdings, Inc.	47	229
Fox Chase Bancorp, Inc.*	19	225
NASB Financial, Inc.	13	218
Encore Bancshares, Inc.*	20	205
Kaiser Federal Financial Group, Inc.	16	185
EMC Insurance Group, Inc.	8	181
First South Bancorp, Inc.	26	168
Century Bancorp, Inc. — Class A	6	161
Pzena Investment Management, Inc. — Class A	20	147
California First National Bancorp	10	144

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 8.9% (continued)
Financials — 1.8% (continued)
Green Bankshares, Inc.*	40	$128
Rodman & Renshaw Capital Group, Inc.*	46	123
Porter Bancorp, Inc.	11	108
Doral Financial Corp.*	60	83
Waterstone Financial, Inc.*	24	78
Heritage Financial Group, Inc.	6	75

Total Financials		750,047

Information Technology — 1.6%
Riverbed Technology, Inc.*	392	13,787
VeriFone Systems, Inc.*	267	10,296
TIBCO Software, Inc.*	522	10,289
Rackspace Hosting, Inc.*	298	9,360
Parametric Technology Corp.*	366	8,246
Jack Henry & Associates, Inc.	272	7,929
Acme Packet, Inc.*	140	7,442
Finisar Corp.*	230	6,829
ADTRAN, Inc.	188	6,807
Concur Technologies, Inc.*	126	6,543
Ariba, Inc.*	278	6,530
Netlogic Microsystems, Inc.*	196	6,156
RF Micro Devices, Inc.*	833	6,123
Microsemi Corp.*	266	6,091
SuccessFactors, Inc.*	204	5,908
InterDigital, Inc.	140	5,830
TriQuint Semiconductor, Inc.*	480	5,611
Plantronics, Inc.	149	5,546
Wright Express Corp.*	120	5,520
Veeco Instruments, Inc.*	128	5,499
Progress Software Corp.*	129	5,459
Anixter International, Inc.	90	5,376
Quest Software, Inc.*	190	5,271
Cavium Networks, Inc.*	138	5,200
Aruba Networks, Inc.*	240	5,011
GSI Commerce, Inc.*	214	4,965
Hittite Microwave Corp.*	81	4,944
CACI International, Inc. — Class A*	90	4,806
Omnivision Technologies, Inc.*	160	4,738
Blackboard, Inc.*	109	4,502
Arris Group, Inc.*	396	4,443
Viasat, Inc.*	100	4,441
Semtech Corp.*	192	4,347
Fortinet, Inc.*	132	4,270
Digital River, Inc.*	121	4,165
Plexus Corp.*	133	4,115
Cymer, Inc.*	90	4,056
ValueClick, Inc.*	252	4,040
j2 Global Communications, Inc.*	137	3,966
Lawson Software, Inc.*	428	3,959
Sapient Corp.	326	3,945
Mentor Graphics Corp.*	328	3,936
MKS Instruments, Inc.*	159	3,894
Ultimate Software Group, Inc.*	80	3,890
Coherent, Inc.*	85	3,837
Blue Coat Systems, Inc.*	126	3,764
Netgear, Inc.*	111	3,738
TTM Technologies, Inc.*	248	3,698
Benchmark Electronics, Inc.*	202	3,668
CommVault Systems, Inc.*	128	3,663
Acxiom Corp.*	213	3,653
JDA Software Group, Inc.*	130	3,640
Blackbaud, Inc.	140	3,626
Tessera Technologies, Inc.*	163	3,610
OpenTable, Inc.*	50	3,524
Cognex Corp.	119	3,501
Cirrus Logic, Inc.*	215	3,436
Littelfuse, Inc.	73	3,435
MAXIMUS, Inc.	52	3,410
Taleo Corp. — Class A*	122	3,373
Unisys Corp.*	130	3,366
Rofin-Sinar Technologies, Inc.*	94	3,331
Integrated Device Technology, Inc.*	500	3,330
Synaptics, Inc.*	110	3,232
Power Integrations, Inc.	80	3,211
SAVVIS, Inc.*	125	3,190
FEI Co.*	119	3,143
TiVo, Inc.*	358	3,090
Entegris, Inc.*	409	3,055
Fair Isaac Corp.	130	3,038
Diodes, Inc.*	110	2,969
Art Technology Group, Inc.*	495	2,960
ACI Worldwide, Inc.*	110	2,956
Emulex Corp.*	252	2,938
L-1 Identity Solutions, Inc. — Class 1*	246	2,930
Earthlink, Inc.	338	2,907
Sanmina-SCI Corp.*	250	2,870
Infinera Corp.*	272	2,810
Advent Software, Inc.*	48	2,780
Cabot Microelectronics Corp.*	66	2,736
Mantech International Corp. — Class A*	66	2,728
Constant Contact, Inc.*	88	2,727
Websense, Inc.*	133	2,693
Take-Two Interactive Software, Inc.*	220	2,693
SRA International, Inc. — Class A*	130	2,659
Universal Display Corp.*	86	2,636
Euronet Worldwide, Inc.*	150	2,616
MicroStrategy, Inc. — Class A*	30	2,564
Harmonic, Inc.*	298	2,554
DealerTrack Holdings, Inc.*	126	2,529
Tekelec*	210	2,501
Quantum Corp.*	670	2,492
Checkpoint Systems, Inc.*	120	2,466
Scansource, Inc.*	77	2,456
Entropic Communications, Inc.*	202	2,440
IPG Photonics Corp.*	77	2,435
Amkor Technology, Inc.*	328	2,424
Aspen Technology, Inc.*	190	2,413
DTS, Inc.*	49	2,403
DG FastChannel, Inc.*	83	2,397
LogMeIn, Inc.*	54	2,394
Sourcefire, Inc.*	92	2,386

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 8.9% (continued)
Information Technology — 1.6% (continued)
Comtech Telecommunications Corp.	86	$2,385
SYNNEX Corp.*	74	2,309
Netscout Systems, Inc.*	100	2,301
Loral Space & Communications, Inc.*	30	2,295
Bottomline Technologies, Inc.*	105	2,280
Terremark Worldwide, Inc.*	176	2,279
STEC, Inc.*	126	2,224
Power-One, Inc.*	217	2,213
Manhattan Associates, Inc.*	72	2,199
Lattice Semiconductor Corp.*	360	2,182
Applied Micro Circuits Corp.*	201	2,147
MIPS Technologies, Inc. — Class A*	141	2,138
Standard Microsystems Corp.*	74	2,133
CSG Systems International, Inc.*	110	2,083
Micrel, Inc.	160	2,078
SolarWinds, Inc.*	106	2,041
Radiant Systems, Inc.*	104	2,035
Compellent Technologies, Inc.*	73	2,014
Tyler Technologies, Inc.*	97	2,014
ATMI, Inc.*	100	1,994
Stratasys, Inc.*	61	1,991
Electronics for Imaging, Inc.*	139	1,989
Ebix, Inc.*	84	1,988
Oclaro, Inc.*	151	1,986
Sonic Solutions, Inc.*	132	1,980
Rogers Corp.*	51	1,951
Park Electrochemical Corp.	65	1,950
Newport Corp.*	112	1,945
Brightpoint, Inc.*	222	1,938
Black Box Corp.	50	1,914
Syntel, Inc.	40	1,912
Pegasystems, Inc.	52	1,905
Volterra Semiconductor Corp.*	81	1,876
MTS Systems Corp.	50	1,873
Forrester Research, Inc.	53	1,870
Brooks Automation, Inc.*	206	1,868
TeleTech Holdings, Inc.*	90	1,853
Heartland Payment Systems, Inc.	120	1,850
Intermec, Inc.*	146	1,848
Insight Enterprises, Inc.*	140	1,842
Silicon Image, Inc.*	246	1,808
United Online, Inc.	273	1,802
Ancestry.com, Inc.*	62	1,756
Daktronics, Inc.	110	1,751
Sonus Networks, Inc.*	652	1,741
Synchronoss Technologies, Inc.*	65	1,736
NIC, Inc.	175	1,699
VirnetX Holding Corp.	113	1,678
OSI Systems, Inc.*	46	1,673
TNS, Inc.*	80	1,664
Avid Technology, Inc.*	95	1,659
Ixia*	98	1,644
FARO Technologies, Inc.*	49	1,609
Kulicke & Soffa Industries, Inc.*	223	1,606
Kenexa Corp.*	73	1,591
Monolithic Power Systems, Inc.*	96	1,586
RightNow Technologies, Inc.*	67	1,586
Methode Electronics, Inc.	122	1,582
Advanced Energy Industries, Inc.*	115	1,569
Epicor Software Corp.*	153	1,545
LivePerson, Inc.*	136	1,537
Maxwell Technologies, Inc.*	79	1,492
comScore, Inc.*	66	1,472
Xyratex Ltd.*	90	1,468
Cardtronics, Inc.*	82	1,451
Electro Scientific Industries, Inc.*	90	1,443
iGate Corp.	73	1,439
Anadigics, Inc.*	206	1,428
Smith Micro Software, Inc.*	90	1,417
Measurement Specialties, Inc.*	48	1,409
Zoran Corp.*	160	1,408
Formfactor, Inc.*	158	1,403
Sigma Designs, Inc.*	99	1,403
NetSuite, Inc.*	56	1,400
Ultratech, Inc.*	70	1,392
Vocus, Inc.*	50	1,383
Mercury Computer Systems, Inc.*	75	1,378
Ceva, Inc.*	67	1,374
EPIQ Systems, Inc.	100	1,373
Sycamore Networks, Inc.	64	1,318
THQ, Inc.*	210	1,273
Move, Inc.*	484	1,244
Hypercom Corp.*	144	1,205
Cohu, Inc.	72	1,194
CTS Corp.	106	1,172
Oplink Communications, Inc.*	63	1,164
Rubicon Technology, Inc.*	55	1,159
Opnet Technologies, Inc.	43	1,151
Axcelis Technologies, Inc.*	326	1,128
Cass Information Systems, Inc.	29	1,100
S1 Corp.*	159	1,097
ExlService Holdings, Inc.*	51	1,095
LTX-Credence Corp.*	148	1,095
ShoreTel, Inc.*	140	1,093
RealNetworks, Inc.*	258	1,084
Interactive Intelligence, Inc.*	41	1,073
EMS Technologies, Inc.*	53	1,048
Powerwave Technologies, Inc.*	410	1,041
Photronics, Inc.*	174	1,028
Echelon Corp.*	100	1,019
AXT, Inc.*	97	1,013
Wave Systems Corp. — Class A*	256	1,009
Internap Network Services Corp.*	163	991
Intevac, Inc.*	70	981
Symmetricom, Inc.*	138	978
Aviat Networks, Inc.*	190	963
Anaren, Inc.*	46	959
Novatel Wireless, Inc.*	100	955
ModusLink Global Solutions, Inc.*	142	951
support.com, Inc.*	146	946
Spansion, Inc. — Class A*	44	911
Silicon Graphics International Corp.*	100	903

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 8.9% (continued)
Information Technology — 1.6% (continued)
Super Micro Computer, Inc.*	78	$900
Ciber, Inc.*	192	899
SMART Modular Technologies WWH, Inc.*	156	899
KIT Digital, Inc.*	56	898
Infospace, Inc.*	108	896
Knot, Inc.*	90	889
Digi International, Inc.*	80	888
Magma Design Automation, Inc.*	177	887
Imation Corp.*	86	887
Pericom Semiconductor Corp.*	80	878
Kopin Corp.*	211	878
Perficient, Inc.*	70	875
Extreme Networks*	280	865
Electro Rent Corp.	52	840
Limelight Networks, Inc.*	141	819
Rudolph Technologies, Inc.*	99	815
IXYS Corp.*	70	813
Actuate Corp.*	142	809
SS&C Technologies Holdings, Inc.*	39	800
Cray, Inc.*	110	786
Monotype Imaging Holdings, Inc.*	70	777
Nanometrics, Inc.*	60	770
Seachange International, Inc.*	90	769
Exar Corp.*	110	768
Multi-Fineline Electronix, Inc.*	28	742
UTStarcom, Inc.*	358	737
Supertex, Inc.*	30	725
Lionbridge Technologies, Inc.*	195	720
Dice Holdings, Inc.*	50	718
Pulse Electronics Corporation	134	713
MoneyGram International, Inc.*	262	710
Zix Corp.*	166	709
Bel Fuse, Inc. — Class B	29	693
Globecomm Systems, Inc.*	69	690
LoopNet, Inc.*	62	689
Travelzoo, Inc.*	16	660
DemandTec, Inc.*	60	650
Integrated Silicon Solution, Inc.*	80	642
VASCO Data Security International, Inc.*	79	642
Virtusa Corp.*	39	638
PROS Holdings, Inc.*	56	638
Rosetta Stone, Inc.*	30	637
TeleCommunication Systems, Inc. — Class A*	136	635
Gerber Scientific, Inc.*	80	630
Ultra Clean Holdings*	67	624
Marchex, Inc. — Class A	64	611
Radisys Corp.*	68	605
Immersion Corp.*	90	604
Mindspeed Technologies, Inc.*	99	604
Digimarc Corp.*	20	600
Keynote Systems, Inc.	41	599
DSP Group, Inc.*	70	570
Zygo Corp.*	46	563
Liquidity Services, Inc.*	40	562
Openwave Systems, Inc.*	262	555
Computer Task Group, Inc.*	51	555
Comverge, Inc.*	80	553
Saba Software, Inc.*	90	551
FSI International, Inc.*	124	548
Spectrum Control, Inc.*	36	540
NCI, Inc. — Class A*	23	529
GSI Technology, Inc.*	64	518
Advanced Analogic Technologies, Inc.*	129	517
Integral Systems, Inc.*	52	515
DDi Corp.	43	506
QuinStreet, Inc.*	26	499
Global Cash Access Holdings, Inc.*	156	498
Renaissance Learning, Inc.	42	497
KVH Industries, Inc.*	40	478
X-Rite, Inc.*	104	475
American Software, Inc. — Class A	70	474
Mattson Technology, Inc.*	156	468
Richardson Electronics Ltd.	40	468
MoSys, Inc.*	80	455
BigBand Networks, Inc.*	161	451
Rimage Corp.*	30	447
Deltek, Inc.*	60	436
PLX Technology, Inc.*	119	430
Network Equipment Technologies, Inc.*	90	417
Conexant Systems, Inc.*	250	407
TechTarget, Inc.*	51	404
Tessco Technologies, Inc.	25	399
Stamps.com, Inc.	30	397
Trident Microsystems, Inc.*	219	390
CPI International, Inc.*	20	387
Online Resources Corp.*	79	367
Echo Global Logistics, Inc.*	30	361
PC-Telephone, Inc.*	60	360
Evergreen Solar, Inc.*	606	353
SRS Labs, Inc.*	40	352
PDF Solutions, Inc.*	73	352
NVE Corp.*	6	347
Calix, Inc.*	20	338
Agilysys, Inc.*	60	338
Hackett Group, Inc.*	90	316
Occam Networks, Inc.*	36	312
Guidance Software, Inc.*	42	302
CDC Corp. — Class A*	86	302
FalconStor Software, Inc.*	90	301
Local.com Corp.*	46	299
PC Connection, Inc.*	30	266
Alpha & Omega Semiconductor Ltd.*	20	257
Meru Networks, Inc.*	16	247
Hutchinson Technology, Inc.*	66	245
MaxLinear, Inc. — Class A*	21	226
Opnext, Inc.*	127	224
TeleNav, Inc.*	30	218
Tier Technologies, Inc. — Class B*	36	216

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 8.9% (continued)
Information Technology — 1.6% (continued)
Convio, Inc.*	25	$207
Viasystems Group, Inc.*	10	201
Presstek, Inc.*	88	195
Network Engines, Inc.*	110	167
SPS Commerce, Inc.*	10	158
QAD, Inc. — Class A*	17	155
ePlus, Inc.*	6	142
Ikanos Communications, Inc.*	90	121
QAD, Inc. — Class B*	4	40
Stream Global Services, Inc.*	10	39

Total Information Technology		668,427

Industrials — 1.4%
Nordson Corp.	109	10,015
Baldor Electric Co.	148	9,330
Acuity Brands, Inc.	136	7,843
GrafTech International Ltd.*	376	7,460
Woodward Governor Co.	186	6,986
CLARCOR, Inc.	160	6,862
Genesee & Wyoming, Inc. — Class A*	125	6,619
Clean Harbors, Inc.*	75	6,306
EMCOR Group, Inc.*	212	6,144
Alaska Air Group, Inc.*	108	6,123
Esterline Technologies Corp.*	89	6,105
Watsco, Inc.	93	5,866
Actuant Corp. — Class A	215	5,723
Moog, Inc. — Class A*	142	5,652
JetBlue Airways Corp.*	848	5,605
Hexcel Corp.*	306	5,536
Belden, Inc.	148	5,449
United Stationers, Inc.*	80	5,105
US Airways Group, Inc.*	500	5,005
Avis Budget Group, Inc.*	320	4,979
EnerSys*	154	4,946
Teledyne Technologies, Inc.*	110	4,837
HEICO Corp.	94	4,797
Tetra Tech, Inc.*	190	4,761
Brady Corp. — Class A	146	4,761
Curtiss-Wright Corp.	143	4,748
Herman Miller, Inc.	184	4,655
Geo Group, Inc.*	186	4,587
Atlas Air Worldwide Holdings, Inc.*	81	4,522
HNI Corp.	144	4,493
Triumph Group, Inc.	50	4,471
United Rentals, Inc.*	191	4,345
HUB Group, Inc. — Class A*	122	4,287
ABM Industries, Inc.	162	4,261
Dollar Thrifty Automotive Group, Inc.*	90	4,253
Applied Industrial Technologies, Inc.	130	4,222
Middleby Corp.*	50	4,221
Old Dominion Freight Line, Inc.*	130	4,159
American Superconductor Corp.*	144	4,117
Corporate Executive Board Co.	108	4,055
AO Smith Corp.	106	4,036
Brink’s Co.	150	4,032
Rollins, Inc.	198	3,911
Kaydon Corp.	96	3,909
Mueller Industries, Inc.	118	3,859
Deluxe Corp.	164	3,775
Simpson Manufacturing Company, Inc.	120	3,709
II-VI, Inc.*	79	3,662
Knight Transportation, Inc.	176	3,344
Korn*	143	3,305
AAR Corp.*	120	3,296
Healthcare Services Group, Inc.	202	3,287
CoStar Group, Inc.*	56	3,223
Watts Water Technologies, Inc. — Class A	88	3,220
Insituform Technologies, Inc. — Class A*	120	3,181
AirTran Holdings, Inc.*	426	3,148
Briggs & Stratton Corp.	159	3,131
Barnes Group, Inc.	151	3,121
Orbital Sciences Corp.*	180	3,083
Amerco, Inc.*	32	3,073
ESCO Technologies, Inc.	80	3,027
Werner Enterprises, Inc.	130	2,938
GeoEye, Inc.*	69	2,925
Granite Construction, Inc.	106	2,908
Chart Industries, Inc.*	86	2,905
Polypore International, Inc.*	70	2,851
Robbins & Myers, Inc.	79	2,827
DigitalGlobe, Inc.*	88	2,790
RBC Bearings, Inc.*	70	2,736
Franklin Electric Company, Inc.	70	2,724
Skywest, Inc.	171	2,671
Forward Air Corp.	94	2,668
Resources Connection, Inc.	140	2,603
Acacia Research — Acacia Technologies*	100	2,594
SYKES Enterprises, Inc.*	127	2,573
TrueBlue, Inc.*	143	2,573
Heartland Express, Inc.	160	2,563
American Science & Engineering, Inc.	30	2,557
Steelcase, Inc. — Class A	241	2,547
Universal Forest Products, Inc.	65	2,529
Wabash National Corp.*	213	2,524
Knoll, Inc.	150	2,510
Interface, Inc. — Class A	160	2,504
Beacon Roofing Supply, Inc.*	140	2,502
Cubic Corp.	53	2,499
Mine Safety Appliances Co.	80	2,490
Allegiant Travel Co. — Class A	50	2,462
Ceradyne, Inc.*	76	2,396
Badger Meter, Inc.	54	2,388
Raven Industries, Inc.	50	2,385
Blount International, Inc.*	150	2,364
Quanex Building Products Corp.	124	2,352
Interline Brands, Inc.*	103	2,345
EnPro Industries, Inc.*	56	2,327
Kaman Corp.	80	2,326
Unifirst Corp.	42	2,312

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 8.9% (continued)
Industrials — 1.4% (continued)
MasTec, Inc.*	158	$2,305
Ladish Company, Inc.*	47	2,285
Mobile Mini, Inc.*	115	2,264
Advisory Board Co.*	47	2,239
Layne Christensen Co.*	64	2,203
CIRCOR International, Inc.	52	2,199
A123 Systems, Inc.*	230	2,194
Arkansas Best Corp.	80	2,194
Tennant Co.	57	2,189
Titan International, Inc.	110	2,149
Lindsay Corp.	36	2,139
Ameron International Corp.	28	2,138
Administaff, Inc.	70	2,051
Rush Enterprises, Inc. — Class A*	100	2,044
Mueller Water Products, Inc. — Class A	480	2,002
NACCO Industries, Inc. — Class A	18	1,951
Albany International Corp. — Class A	80	1,895
3D Systems Corp.*	59	1,858
Griffon Corp.*	145	1,847
McGrath Rentcorp	70	1,835
Astec Industries, Inc.*	56	1,815
Huron Consulting Group, Inc.*	68	1,799
Tutor Perini Corp.	82	1,756
John Bean Technologies Corp.	86	1,731
G&K Services, Inc. — Class A	56	1,731
Dycom Industries, Inc.*	116	1,711
GT Solar International, Inc.*	186	1,696
Aircastle Ltd.	161	1,682
Encore Wire Corp.	65	1,630
Kforce, Inc.*	100	1,618
Satcon Technology Corp.*	358	1,611
Altra Holdings, Inc.*	81	1,609
Applied Signal Technology, Inc.	42	1,591
Comfort Systems USA, Inc.	120	1,580
TAL International Group, Inc.	51	1,574
Team, Inc.*	65	1,573
SFN Group, Inc.*	159	1,552
Heidrick & Struggles International, Inc.	54	1,547
Tredegar Corp.	79	1,531
EnerNOC, Inc.*	64	1,530
EnergySolutions, Inc.	273	1,521
Kelly Services, Inc. — Class A*	80	1,504
Exponent, Inc.*	40	1,501
AZZ, Inc.	37	1,480
Navigant Consulting, Inc.*	159	1,463
Consolidated Graphics, Inc.*	30	1,453
RSC Holdings, Inc.*	149	1,451
Viad Corp.	56	1,426
Cascade Corp.	30	1,418
ACCO Brands Corp.*	166	1,414
Ennis, Inc.	80	1,368
Great Lakes Dredge & Dock Corp.	185	1,363
Sun Hydraulics Corp.	36	1,361
Aerovironment, Inc.*	50	1,342
Air Transport Services Group, Inc.*	168	1,327
ICF International, Inc.*	51	1,312
FreightCar America, Inc.	45	1,302
Greenbrier Companies, Inc.*	62	1,301
Commercial Vehicle Group, Inc.*	79	1,284
Federal Signal Corp.	187	1,283
Genco Shipping & Trading Ltd.*	89	1,282
Colfax Corp.*	69	1,270
Dolan Co.*	90	1,253
Hawaiian Holdings, Inc.*	159	1,247
AAON, Inc.	44	1,241
Columbus McKinnon Corp.*	60	1,219
Apogee Enterprises, Inc.	90	1,212
Gibraltar Industries, Inc.*	89	1,208
Force Protection, Inc.*	219	1,207
MYR Group, Inc.*	56	1,176
Standex International Corp.	39	1,167
Gorman-Rupp Co.	36	1,164
Trex Company, Inc.*	48	1,150
Powell Industries, Inc.*	34	1,118
LB Foster Co. — Class A*	27	1,105
Sauer-Danfoss, Inc.*	38	1,074
Marten Transport Ltd.	50	1,069
US Ecology, Inc.	60	1,043
H&E Equipment Services, Inc.*	88	1,018
Standard Parking Corp.*	53	1,001
Textainer Group Holdings Ltd.	35	997
Vicor Corp.	60	984
RailAmerica, Inc.*	75	971
Generac Holdings, Inc.*	59	954
Dynamic Materials Corp.	42	948
Eagle Bulk Shipping, Inc.*	190	946
Trimas Corp.*	46	941
On Assignment, Inc.*	115	937
GenCorp, Inc.*	181	936
Taser International, Inc.*	195	917
Orion Marine Group, Inc.*	79	916
CBIZ, Inc.*	144	899
Celadon Group, Inc.*	60	887
Cenveo, Inc.*	166	886
Kadant, Inc.*	37	872
School Specialty, Inc.*	62	864
PMFG, Inc.*	52	853
Titan Machinery, Inc.*	44	849
NCI Building Systems, Inc.*	60	839
Twin Disc, Inc.	28	836
American Reprographics Co.*	110	835
Saia, Inc.*	50	830
Republic Airways Holdings, Inc.*	108	791
Kratos Defense & Security Solutions, Inc.*	60	790
Tecumseh Products Co. — Class A*	60	783
Northwest Pipe Co.*	32	769
Houston Wire & Cable Co.	57	766
Furmanite Corp.*	110	760
CDI Corp.	40	744
American Woodmark Corp.	30	736
Ampco-Pittsburgh Corp.	26	729

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 8.9% (continued)
Industrials — 1.4% (continued)
Pacer International, Inc.*	106	$725
Capstone Turbine Corp.*	752	722
Ener1, Inc.*	190	720
Aceto Corp.	80	720
DXP Enterprises, Inc.*	30	720
CRA International, Inc.*	30	705
FuelCell Energy, Inc.*	303	700
Metalico, Inc.*	119	700
Energy Conversion Devices, Inc.*	152	699
Kimball International, Inc. — Class B	100	690
Advanced Battery Technologies, Inc.*	179	689
Broadwind Energy, Inc.*	296	684
Sterling Construction Company, Inc.*	52	678
Excel Maritime Carriers Ltd. — Class A*	120	676
Herley Industries, Inc.*	39	676
M&F Worldwide Corp.*	29	670
Primoris Services Corp.	70	668
American Railcar Industries, Inc.*	30	664
Ducommun, Inc.	30	653
Dynamex, Inc.*	26	644
International Shipholding Corp.	25	635
CAI International, Inc.*	32	627
Insteel Industries, Inc.	50	625
Michael Baker Corp.*	20	622
Flow International Corp.*	152	622
Schawk, Inc. — Class A	30	617
APAC Customer Services, Inc.*	100	607
Multi-Color Corp.	31	603
Graham Corp.	30	600
Hudson Highland Group, Inc.*	102	595
Preformed Line Products Co.	10	585
Fuel Tech, Inc.*	60	583
LaBarge, Inc.*	37	581
Casella Waste Systems, Inc. — Class A*	80	567
Met-Pro Corp.	47	555
Astronics Corp.*	26	546
LMI Aerospace, Inc.*	34	544
Microvision, Inc.*	286	532
LSI Industries, Inc.	62	525
Hill International, Inc.*	80	518
Baltic Trading Ltd.	50	511
Energy Recovery, Inc.*	135	494
Mistras Group, Inc.*	36	485
GP Strategies Corp.*	46	471
PowerSecure International, Inc.*	60	467
Courier Corp.	30	466
Innerworkings, Inc.*	70	459
Ultrapetrol Bahamas Ltd.*	70	450
Volt Information Sciences, Inc.*	52	450
Pinnacle Airlines Corp.*	56	442
Pike Electric Corp.*	50	429
Douglas Dynamics, Inc.	28	424
Roadrunner Transportation Systems, Inc.*	29	419
Park-Ohio Holdings Corp.*	20	418
Alamo Group, Inc.	15	417
VSE Corp.	12	396
Horizon Lines, Inc. — Class A	90	393
Universal Truckload Services, Inc.*	24	382
Franklin Covey Co.*	44	378
Lydall, Inc.*	46	370
Miller Industries, Inc.	26	370
Xerium Technologies, Inc.*	21	335
United Capital Corp.*	10	325
Barrett Business Services, Inc.	20	311
Lawson Products, Inc.	12	299
Quality Distribution, Inc.*	32	291
Builders FirstSource, Inc.*	137	270
USA Truck, Inc.*	20	265
UQM Technologies, Inc.*	110	252
Applied Energetics, Inc.*	246	209
Omega Flex, Inc.*	12	199
Standard Register Co.	57	194
Global Defense Technology & Systems, Inc.*	10	169
Argan, Inc.*	18	167
PGT, Inc.*	60	147
Hoku Corp.*	46	121
Coleman Cable, Inc.*	19	119
PAM Transportation Services, Inc.*	10	112
LECG Corp.*	80	110
BlueLinx Holdings, Inc.*	30	110
Compx International, Inc.	5	58

Total Industrials		572,068

Consumer Discretionary — 1.2%
Sotheby’s	212	9,540
Deckers Outdoor Corp.*	116	9,250
Polaris Industries, Inc.	102	7,958
Warnaco Group, Inc.*	144	7,930
Tenneco, Inc.*	190	7,820
Dana Holding Corp.*	436	7,504
Rent-A-Center, Inc. — Class A	202	6,521
ArvinMeritor, Inc.*	296	6,074
Vail Resorts, Inc.*	114	5,933
Under Armour, Inc. — Class A*	108	5,923
Cheesecake Factory, Inc.*	191	5,856
Life Time Fitness, Inc.*	134	5,493
Coinstar, Inc.*	97	5,475
Jo-Ann Stores, Inc.*	90	5,420
Brunswick Corp.	286	5,360
Carter’s, Inc.*	176	5,194
Live Nation Entertainment, Inc.*	440	5,025
Valassis Communications, Inc.*	154	4,982
Dillard’s, Inc. — Class A	130	4,932
AnnTaylor Stores Corp.*	180	4,930
Ascena Retail Group, Inc.*	185	4,888
Wolverine World Wide, Inc.	150	4,782
OfficeMax, Inc.*	265	4,690

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 8.9% (continued)
Consumer Discretionary — 1.2% (continued)
CROCS, Inc.*	272	$4,657
Cooper Tire & Rubber Co.	194	4,575
Saks, Inc.*	427	4,569
Childrens Place Retail Stores, Inc.*	92	4,567
Eastman Kodak Co.*	830	4,449
Iconix Brand Group, Inc.*	224	4,325
Sally Beauty Holdings, Inc.*	292	4,243
Collective Brands, Inc.*	201	4,241
Jones Group, Inc.	268	4,165
Men’s Wearhouse, Inc.	160	3,997
Gaylord Entertainment Co.*	110	3,953
Cracker Barrel Old Country Store, Inc.	71	3,889
HSN, Inc.*	120	3,677
Orient-Express Hotels Ltd. — Class A*	282	3,663
Jack in the Box, Inc.*	170	3,592
Jos A. Bank Clothiers, Inc.*	87	3,508
Group 1 Automotive, Inc.	82	3,424
Pier 1 Imports, Inc.*	326	3,423
Ulta Salon Cosmetics & Fragrance, Inc.*	100	3,400
PF Chang’s China Bistro, Inc.	70	3,392
Steven Madden Ltd.*	81	3,379
Pool Corp.	149	3,358
Arbitron, Inc.	80	3,322
National CineMedia, Inc.	162	3,225
Hibbett Sports, Inc.*	86	3,173
Matthews International Corp. — Class A	90	3,148
Capella Education Co.*	47	3,129
Cinemark Holdings, Inc.	181	3,120
Timberland Co. — Class A*	126	3,098
Texas Roadhouse, Inc. — Class A*	179	3,073
Bob Evans Farms, Inc.	93	3,065
Regis Corp.	182	3,021
DineEquity, Inc.*	59	2,913
Monro Muffler Brake, Inc.	84	2,906
Buckle, Inc.	76	2,871
Helen of Troy Ltd.*	96	2,855
Finish Line, Inc. — Class A	160	2,750
CEC Entertainment, Inc.*	70	2,718
American Greetings Corp. — Class A	122	2,704
Shutterfly, Inc.*	76	2,662
Pinnacle Entertainment, Inc.*	189	2,650
Genesco, Inc.*	70	2,624
BJ’s Restaurants, Inc.*	74	2,622
Ruby Tuesday, Inc.*	200	2,612
Scholastic Corp.	88	2,600
Buffalo Wild Wings, Inc.*	59	2,587
Cabela’s, Inc.*	116	2,523
American Axle & Manufacturing Holdings, Inc.*	192	2,469
Cato Corp. — Class A	90	2,467
Ryland Group, Inc.	143	2,435
Columbia Sportswear Co.	40	2,412
Penske Automotive Group, Inc.*	136	2,369
99 Cents Only Stores*	144	2,295
K12, Inc.*	80	2,293
Steiner Leisure Ltd.*	49	2,288
Meritage Homes Corp.*	103	2,287
Skechers U.S.A., Inc. — Class A*	113	2,260
American Public Education, Inc.*	60	2,234
Exide Technologies*	231	2,174
Modine Manufacturing Co.*	140	2,170
PEP Boys-Manny Moe & Jack	160	2,149
Liz Claiborne, Inc.*	290	2,076
Grand Canyon Education, Inc.*	105	2,057
Blue Nile, Inc.*	36	2,054
Quiksilver, Inc.*	400	2,028
Belo Corp. — Class A*	285	2,018
Stage Stores, Inc.	116	2,011
Scientific Games Corp. — Class A*	200	1,992
Shuffle Master, Inc.*	172	1,969
Churchill Downs, Inc.	45	1,953
Interval Leisure Group, Inc.*	120	1,937
Talbots, Inc.*	226	1,926
Sonic Corp.*	189	1,913
Brown Shoe Company, Inc.	130	1,811
Maidenform Brands, Inc.*	75	1,783
Boyd Gaming Corp.*	166	1,760
Domino’s Pizza, Inc.*	109	1,739
Vitamin Shoppe, Inc.*	51	1,716
True Religion Apparel, Inc.*	76	1,692
G-III Apparel Group Ltd.*	48	1,687
Stewart Enterprises, Inc. — Class A	250	1,672
Barnes & Noble, Inc.	118	1,670
Peet’s Coffee & Tea, Inc.*	40	1,670
Lumber Liquidators Holdings, Inc.*	67	1,669
iRobot Corp.*	67	1,667
Asbury Automotive Group, Inc.*	90	1,663
Callaway Golf Co.	206	1,662
NutriSystem, Inc.	79	1,661
Fred’s, Inc. — Class A	120	1,651
Jakks Pacific, Inc.*,1	90	1,640
Papa John’s International, Inc.*	59	1,634
Sonic Automotive, Inc. — Class A	121	1,602
Ethan Allen Interiors, Inc.	80	1,601
Select Comfort Corp.*	170	1,552
Ascent Media Corp. — Class A*	40	1,550
Standard Pacific Corp.*	336	1,546
Harte-Hanks, Inc.	120	1,532
Zumiez, Inc.*	57	1,532
Rue21, Inc.*	52	1,524
Universal Technical Institute, Inc.	68	1,497
Superior Industries International, Inc.	70	1,485
Knology, Inc.*	93	1,454
Dorman Products, Inc.*	40	1,450
Corinthian Colleges, Inc.*	276	1,438
RC2 Corp.*	66	1,437
La-Z-Boy, Inc. — Class Z*	159	1,434

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 8.9% (continued)
Consumer Discretionary — 1.2% (continued)
DSW, Inc. — Class A*	36	$1,408
Lions Gate Entertainment Corp.*	216	1,406
Winnebago Industries, Inc.*	90	1,368
Drew Industries, Inc.	60	1,363
Ameristar Casinos, Inc.	85	1,329
National Presto Industries, Inc.	10	1,300
Charming Shoppes, Inc.*	366	1,299
Krispy Kreme Doughnuts, Inc.*	182	1,270
Beazer Homes USA, Inc.*	235	1,267
Fuel Systems Solutions, Inc.*	43	1,263
PetMed Express, Inc.	70	1,247
Citi Trends, Inc.*	50	1,227
Volcom, Inc.	64	1,208
Wet Seal, Inc. — Class A*	325	1,202
Universal Electronics, Inc.*	42	1,192
Sinclair Broadcast Group, Inc. — Class A	145	1,186
AFC Enterprises, Inc.*	85	1,181
Cavco Industries, Inc.*	25	1,167
Dex One Corp.*	156	1,164
Bridgepoint Education, Inc.*	61	1,159
Pacific Sunwear of California, Inc.*	212	1,149
Retail Ventures, Inc.*	70	1,141
Red Robin Gourmet Burgers, Inc.*	53	1,138
Denny’s Corp.*	316	1,131
California Pizza Kitchen, Inc.*	64	1,106
Big 5 Sporting Goods Corp.	70	1,069
Core-Mark Holding Company, Inc.*	30	1,068
EW Scripps Co. — Class A*	100	1,015
K-Swiss, Inc. — Class A*	81	1,010
M/I Homes, Inc.*	65	1,000
World Wrestling Entertainment, Inc. — Class A	70	997
Mediacom Communications Corp. — Class A*	116	981
Pre-Paid Legal Services, Inc.*	16	964
Lithia Motors, Inc. — Class A	67	957
Oxford Industries, Inc.	36	922
Sturm Ruger & Company, Inc.	60	917
Rentrak Corp.*	30	905
McClatchy Co. — Class A*	192	897
America’s Car-Mart, Inc.*	33	894
Standard Motor Products, Inc.	64	877
Destination Maternity Corp.*	23	872
Entercom Communications Corp. — Class A*	75	869
Express, Inc.	46	865
HOT Topic, Inc.	136	853
hhgregg, Inc.*	40	838
Perry Ellis International, Inc.*	30	824
Stoneridge, Inc.*	51	805
Warner Music Group Corp.*	140	788
Marcus Corp.	59	783
Lincoln Educational Services Corp.	49	760
Movado Group, Inc.*	47	759
Overstock.com, Inc.*	46	758
Libbey, Inc.*	49	758
Haverty Furniture Companies, Inc.	58	753
Furniture Brands International, Inc.*	146	750
Stein Mart, Inc.	79	731
Amerigon, Inc.*	67	729
Kirkland’s, Inc.*	51	716
Global Sources Ltd.*	75	714
Smith & Wesson Holding Corp.*	190	711
Shoe Carnival, Inc.*	26	702
Blyth, Inc.	20	690
Unifi, Inc.*	40	677
CKX, Inc.*	166	669
Christopher & Banks Corp.	108	664
Journal Communications, Inc. — Class A*	130	656
MarineMax, Inc.*	70	654
Hovnanian Enterprises, Inc. — Class A*	160	654
Ambassadors Group, Inc.	56	644
Drugstore.com, Inc.*	289	639
Arctic Cat, Inc.*	43	630
Casual Male Retail Group, Inc.*	132	626
Bebe Stores, Inc.	104	620
Leapfrog Enterprises, Inc. — Class A*	110	610
Spartan Motors, Inc.	100	609
Coldwater Creek, Inc.*	192	609
Morgans Hotel Group Co.*	67	608
Mac-Gray Corp.	40	598
Speedway Motorsports, Inc.	37	567
West Marine, Inc.*	53	561
AH Belo Corp. — Class A*	62	539
Bon-Ton Stores, Inc.	40	506
Multimedia Games, Inc.*	90	502
CPI Corp.	22	496
Isle of Capri Casinos, Inc.*	48	491
LIN TV Corp. — Class A*	91	482
Tuesday Morning Corp.*	90	475
McCormick & Schmick’s Seafood Restaurants, Inc.*	52	473
Audiovox Corp. — Class A*	54	466
Weyco Group, Inc.	19	465
CSS Industries, Inc.	22	453
Lifetime Brands, Inc.*	32	449
Sealy Corp.*	152	444
Skyline Corp.	17	443
Archipelago Learning, Inc.*	45	441
Monarch Casino & Resort, Inc.*	34	425
Steinway Musical Instruments, Inc.*	21	417
Ruth’s Hospitality Group, Inc.*	89	412
O’Charleys, Inc.*	57	410
Media General, Inc. — Class A*	70	405
Jamba, Inc.*	176	400
Systemax, Inc.*	28	395
Build-A-Bear Workshop, Inc. — Class A*	51	390

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 8.9% (continued)
Consumer Discretionary — 1.2% (continued)
Gaiam, Inc. — Class A	50	$385
Cherokee, Inc.	20	376
Entravision Communications Corp. — Class A*	146	375
US Auto Parts Network, Inc.*	44	370
Hooker Furniture Corp.	26	367
Playboy Enterprises, Inc. — Class B*	70	365
Red Lion Hotels Corp.*	45	359
New York & Company, Inc.*	80	354
REX American Resources Corp.*	23	353
Culp, Inc.*	34	352
Einstein Noah Restaurant Group, Inc.	25	351
Martha Stewart Living Omnimedia — Class A*	79	349
Fisher Communications, Inc.*	16	349
Lee Enterprises, Inc.*	140	344
Winmark Corp.	10	336
LodgeNet Interactive Corp.*	79	336
Orbitz Worldwide, Inc.*	60	335
RG Barry Corp.	30	334
SuperMedia, Inc.*	38	331
Midas, Inc.*	40	324
Delta Apparel, Inc.*	24	324
Ballantyne Strong, Inc.*	40	311
Kid Brands, Inc.*	36	308
Cumulus Media, Inc. — Class A*	70	302
Outdoor Channel Holdings, Inc.	40	287
Brookfield Homes Corp.*	30	282
Gray Television, Inc.*	150	280
Carrols Restaurant Group, Inc.*	37	275
Conn’s, Inc.*	55	257
Kenneth Cole Productions, Inc. — Class A*	20	250
Caribou Coffee Company, Inc.*	24	242
Carmike Cinemas, Inc.*	30	232
Summer Infant, Inc.*	30	227
1-800-Flowers.com, Inc. — Class A*	82	221
Crown Media Holdings, Inc. — Class A*	82	215
PRIMEDIA, Inc.	50	210
Joe’s Jeans, Inc.*	130	203
Marine Products Corp.*	30	200
ReachLocal, Inc.*	10	199
Nexstar Broadcasting Group, Inc. — Class A*	33	198
Learning Tree International, Inc.	20	191
Shiloh Industries, Inc.	16	191
Westwood One, Inc.*	20	183
American Apparel, Inc.*	105	174
Cambium Learning Group, Inc.*	50	172
Lacrosse Footwear, Inc.	10	164
National American University Holdings, Inc.	20	147
Borders Group, Inc.*	150	135
Bluegreen Corp.*	40	129
Johnson Outdoors, Inc. — Class A*	10	125
Radio One, Inc. — Class D*	100	112
Books-A-Million, Inc. — Class A	17	99
Princeton Review, Inc.*	72	85
Empire Resorts, Inc.*	80	82
Beasley Broadcasting Group, Inc. — Class A*	10	60
Vitacost.com, Inc.*,†††,2	40	20

Total Consumer Discretionary		507,397

Health Care — 1.1%
Salix Pharmaceuticals Ltd.*	180	8,453
Onyx Pharmaceuticals, Inc.*	190	7,005
AMERIGROUP Corp.*	159	6,983
STERIS Corp.	180	6,563
Healthsouth Corp.*	296	6,130
Dionex Corp.*	50	5,901
Owens & Minor, Inc.	200	5,886
Catalyst Health Solutions, Inc.*	119	5,532
Medicis Pharmaceutical Corp. — Class A	190	5,090
Haemonetics Corp.*	80	5,054
HMS Holdings Corp.*	78	5,052
InterMune, Inc.*	136	4,950
Healthspring, Inc.*	182	4,828
Theravance, Inc.*	190	4,763
Magellan Health Services, Inc.*	99	4,681
Masimo Corp.	159	4,622
Incyte Corporation Ltd.*	272	4,504
American Medical Systems Holdings, Inc.*	236	4,451
Chemed Corp.	70	4,446
Volcano Corp.*	161	4,397
Quality Systems, Inc.	62	4,329
Immucor, Inc.*	217	4,303
athenahealth, Inc.*	103	4,221
Sirona Dental Systems, Inc.*	101	4,220
Viropharma, Inc.*	242	4,191
Par Pharmaceutical Companies, Inc.*	106	4,082
West Pharmaceutical Services, Inc.	99	4,079
PSS World Medical, Inc.*	180	4,068
Cepheid, Inc.*	178	4,049
Impax Laboratories, Inc.*	196	3,942
WellCare Health Plans, Inc.*	130	3,929
Cubist Pharmaceuticals, Inc.*	182	3,895
Seattle Genetics, Inc.*	260	3,887
Parexel International Corp.*	182	3,864
Bruker Corp.*	232	3,851
Nektar Therapeutics*	296	3,804
Centene Corp.*	150	3,801
Pharmasset, Inc.*	86	3,733
Align Technology, Inc.*	183	3,576
Alkermes, Inc.*	290	3,561
Acorda Therapeutics, Inc.*	122	3,326
Integra LifeSciences Holdings Corp.*	67	3,169
Martek Biosciences Corp.*	99	3,099

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 8.9% (continued)
Health Care — 1.1% (continued)
NuVasive, Inc.*	119	$3,052
Neogen Corp.*	74	3,036
Meridian Bioscience, Inc.	131	3,034
Amedisys, Inc.*	90	3,015
Isis Pharmaceuticals, Inc.*	290	2,935
Cyberonics, Inc.*	92	2,854
Auxilium Pharmaceuticals, Inc.*	135	2,848
Exelixis, Inc.*	340	2,791
Invacare Corp.	90	2,714
PDL BioPharma, Inc.	433	2,698
MedAssets, Inc.*	133	2,685
Zoll Medical Corp.*	70	2,606
Questcor Pharmaceuticals, Inc.*	170	2,504
DexCom, Inc.*	182	2,484
Arthrocare Corp.*	79	2,454
MWI Veterinary Supply, Inc.*	38	2,400
Vivus, Inc.*	256	2,399
Medicines Co.*	168	2,374
Gentiva Health Services, Inc.*	89	2,367
Savient Pharmaceuticals, Inc.*	210	2,339
HeartWare International, Inc.*	26	2,277
CONMED Corporation*	86	2,273
Kindred Healthcare, Inc.*	120	2,204
Luminex Corp.*	120	2,194
Micromet, Inc.*	255	2,071
Amsurg Corp. — Class A*	97	2,032
Universal American Corp.	99	2,025
NxStage Medical, Inc.*	81	2,015
RehabCare Group, Inc.*	84	1,991
Immunogen, Inc.*	214	1,982
Targacept, Inc.*	73	1,935
Analogic Corp.	38	1,881
Abaxis, Inc.*	70	1,879
IPC The Hospitalist Company, Inc.*	48	1,872
Sequenom, Inc.*	232	1,861
Insulet Corp.*	119	1,844
Wright Medical Group, Inc.*	118	1,833
Enzon Pharmaceuticals, Inc.*	149	1,813
Halozyme Therapeutics, Inc.*	222	1,758
MannKind Corp.*	216	1,741
Momenta Pharmaceuticals, Inc.*	116	1,737
Ariad Pharmaceuticals, Inc.*	340	1,734
Hanger Orthopedic Group, Inc.*	80	1,695
Greatbatch, Inc.*	70	1,690
Medivation, Inc.*	110	1,669
NPS Pharmaceuticals, Inc.*	207	1,635
Geron Corp.*	316	1,634
National Healthcare Corp.	35	1,619
Celera Corp.*	256	1,613
Landauer, Inc.	26	1,559
Bio-Reference Labs, Inc.*	70	1,553
SonoSite, Inc.*	49	1,548
Inspire Pharmaceuticals, Inc.*	176	1,478
Air Methods Corp.*	26	1,463
ICU Medical, Inc.*	40	1,460
Merit Medical Systems, Inc.*	92	1,456
Accelrys, Inc.*	175	1,452
Molina Healthcare, Inc.*	52	1,448
Orthofix International N.V.*	49	1,421
Omnicell, Inc.*	98	1,416
Delcath Systems, Inc.*	144	1,411
Conceptus, Inc.*	102	1,408
Computer Programs & Systems, Inc.	30	1,405
LHC Group, Inc.*	46	1,380
Medidata Solutions, Inc.*	57	1,361
SIGA Technologies, Inc.*	97	1,358
Emergent Biosolutions, Inc.*	57	1,337
AMAG Pharmaceuticals, Inc.*	72	1,303
Natus Medical, Inc.*	89	1,262
Rigel Pharmaceuticals, Inc.*	164	1,235
MAKO Surgical Corp.*	81	1,233
Angiodynamics, Inc.*	80	1,230
Healthways, Inc.*	109	1,216
Neurocrine Biosciences, Inc.*	155	1,184
Emeritus Corp.*	60	1,183
Almost Family, Inc.*	30	1,153
PharMerica Corp.*	100	1,145
Triple-S Management Corp. — Class B*	60	1,145
Select Medical Holdings Corp.*	156	1,140
Affymetrix, Inc.*	226	1,137
Alnylam Pharmaceuticals, Inc.*	115	1,134
Optimer Pharmaceuticals, Inc.*	99	1,120
Accuray, Inc.*	165	1,114
Syneron Medical Ltd.*	109	1,111
eResearchTechnology, Inc.*	149	1,095
Allos Therapeutics, Inc.*	237	1,093
Ardea Biosciences, Inc.*	42	1,092
Opko Health, Inc.*	286	1,050
Genoptix, Inc.*	55	1,046
Endologix, Inc.*	146	1,044
Jazz Pharmaceuticals, Inc.*	53	1,043
Sun Healthcare Group, Inc.*	82	1,038
Spectrum Pharmaceuticals, Inc.*	151	1,037
Ensign Group, Inc.	41	1,020
Depomed, Inc.*	160	1,018
Akorn, Inc.*	166	1,008
Symmetry Medical, Inc.*	106	980
Quidel Corp.*	67	968
ABIOMED, Inc.*	100	961
Metabolix, Inc.*	77	937
Cantel Medical Corp.	40	936
Durect Corp.*	270	932
Sunrise Senior Living, Inc.*	168	916
BMP Sunstone Corp.*	92	912
Assisted Living Concepts, Inc. — Class A*	28	911
Sangamo Biosciences, Inc.*	136	903
Chelsea Therapeutics International Ltd.*	120	900
AVANIR Pharmaceuticals, Inc. — Class A*	218	889
Cross Country Healthcare, Inc.*	105	889
Caliper Life Sciences, Inc.*	140	888

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 8.9% (continued)
Health Care — 1.1% (continued)
Lexicon Pharmaceuticals, Inc.*	615	$886
Rural/Metro Corp.*	60	875
MAP Pharmaceuticals, Inc.*	51	854
Vanda Pharmaceuticals, Inc.*	90	851
Genomic Health, Inc.*	39	834
Team Health Holdings, Inc.*	53	824
Hi-Tech Pharmacal Company, Inc.*	33	823
Corvel Corp.*	17	822
Nabi Biopharmaceuticals*	140	811
Palomar Medical Technologies, Inc.*	57	810
OraSure Technologies, Inc.*	140	805
Pharmacyclics, Inc.*	132	803
Unilife Corp.*	150	795
Medcath Corp.*	56	781
BioMimetic Therapeutics, Inc.*	61	775
Orexigen Therapeutics, Inc.*	95	768
XenoPort, Inc.*	90	767
Cypress Bioscience, Inc.*	116	752
Arqule, Inc.*	128	751
AMN Healthcare Services, Inc.*	120	737
Keryx Biopharmaceuticals, Inc.*	160	733
Accretive Health, Inc.*	45	731
Pain Therapeutics, Inc.	108	729
AVI BioPharma, Inc.*	342	725
Immunomedics, Inc.*	202	723
Eurand N.V.*	60	710
Five Star Quality Care, Inc.*	100	707
Cytori Therapeutics, Inc.*	136	706
Dynavax Technologies Corp.*	220	704
Kensey Nash Corp.*	25	696
Clinical Data, Inc.*	43	684
ZIOPHARM Oncology, Inc.*	146	680
Novavax, Inc.*	278	676
Ironwood Pharmaceuticals, Inc. — Class A*	64	662
Staar Surgical Co.*	108	659
Exact Sciences Corp.*	110	658
Dyax Corp.*	303	648
Vascular Solutions, Inc.*	55	645
Synovis Life Technologies, Inc.*	40	644
Chindex International, Inc.*	39	643
American Dental Partners, Inc.*	47	635
BioScrip, Inc.*	121	633
Arena Pharmaceuticals, Inc.*	356	612
Providence Service Corp.*	38	611
Young Innovations, Inc.	19	608
US Physical Therapy, Inc.*	30	595
SurModics, Inc.*	50	593
Merge Healthcare, Inc.*	159	593
Transcend Services, Inc.*	30	588
Biotime, Inc.*	70	583
Cadence Pharmaceuticals, Inc.*	76	574
Vital Images, Inc.*	40	559
TomoTherapy, Inc.*	154	556
Ligand Pharmaceuticals, Inc. — Class B*	62	553
Solta Medical, Inc.*	176	538
Idenix Pharmaceuticals, Inc.*	106	534
Kendle International, Inc.*	49	534
Pozen, Inc.*	80	532
Obagi Medical Products, Inc.*	46	531
America Service Group, Inc.	35	530
Santarus, Inc.*	160	523
Metropolitan Health Networks, Inc.*	117	523
Enzo Biochem, Inc.*	99	523
Capital Senior Living Corp.*	77	516
IRIS International, Inc.*	50	511
Omeros Corp.*	62	511
Spectranetics Corp.*	98	506
Skilled Healthcare Group, Inc. — Class A*	56	503
Array Biopharma, Inc.*	166	496
Exactech, Inc.*	26	489
Sciclone Pharmaceuticals, Inc.*	117	489
CryoLife, Inc.*	90	488
Progenics Pharmaceuticals, Inc.*	88	480
BioCryst Pharmaceuticals, Inc.*	91	470
AVEO Pharmaceuticals, Inc.*	32	468
Curis, Inc.*	235	465
RTI Biologics, Inc.*	174	465
SuperGen, Inc.*	172	451
Codexis, Inc.*	42	445
Cambrex Corp.*	86	445
Alphatec Holdings, Inc.*	164	443
Vical, Inc.*	217	438
Synta Pharmaceuticals Corp.*	71	435
Osiris Therapeutics, Inc.*	55	428
Continucare Corp.*	90	421
Orthovita, Inc.*	208	418
Affymax, Inc.*	62	412
Celldex Therapeutics, Inc.*	100	412
Albany Molecular Research, Inc.*	72	405
StemCells, Inc.*	374	404
Nymox Pharmaceutical Corp.*	57	401
Maxygen, Inc.	102	401
Peregrine Pharmaceuticals, Inc.*	171	393
Inhibitex, Inc.*	150	390
MedQuist, Inc.	45	389
Alliance HealthCare Services, Inc.*	89	377
Furiex Pharmaceuticals, Inc.*	26	376
Antares Pharma, Inc.*	220	374
PDI, Inc.*	34	358
Biosante Pharmaceuticals, Inc.*	217	356
Allied Healthcare International, Inc.*	141	354
LCA-Vision, Inc.*	61	351
CytRx Corp.*	346	349
Medical Action Industries, Inc.*	36	345
Stereotaxis, Inc.*	90	345
National Research Corp.	10	342
Cutera, Inc.*	40	332
CardioNet, Inc.*	70	328

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 8.9% (continued)
Health Care — 1.1% (continued)
Zalicus, Inc.*	200	$316
Infinity Pharmaceuticals, Inc.*	53	314
Corcept Therapeutics, Inc.*	81	313
Rochester Medical Corp.*	28	306
Neuralstem, Inc.*	144	305
Cerus Corp.*	120	295
Cytokinetics, Inc.*	140	293
Somaxon Pharmaceuticals, Inc.*	92	290
Inovio Pharmaceuticals, Inc.*	252	290
MELA Sciences, Inc.*	83	278
Cynosure, Inc. — Class A*	27	276
Cumberland Pharmaceuticals, Inc.*	44	264
Biospecifics Technologies Corp.*	10	256
PURE Bioscience*	108	240
Aoxing Pharmaceutical Company, Inc.*	80	223
Nanosphere, Inc.*	49	214
Lannett Company, Inc.*	35	196
Hansen Medical, Inc.*	126	185
NeurogesX, Inc.*	29	184
Alexza Pharmaceuticals, Inc.*	143	179
Alimera Sciences, Inc.*	16	166
DynaVox, Inc. — Class A*	30	154
Transcept Pharmaceuticals, Inc.*	20	148
Cornerstone Therapeutics, Inc.*	23	133
Caraco Pharmaceutical Laboratories Ltd.*	26	118
Biodel, Inc.*	64	117
Neostem, Inc.*	81	114
Anthera Pharmaceuticals, Inc.*	21	102
Sucampo Pharmaceuticals, Inc. — Class A*	26	100
Acura Pharmaceuticals, Inc.*	29	96
AspenBio Pharma, Inc.*	111	67

Total Health Care		446,286

Energy — 0.6%
Brigham Exploration Co.*	358	9,784
Dril-Quip, Inc.*	115	8,938
World Fuel Services Corp.	213	7,702
Complete Production Services, Inc.*	245	7,240
Berry Petroleum Co. — Class A	160	6,992
CARBO Ceramics, Inc.	60	6,212
Rosetta Resources, Inc.*	162	6,098
Bill Barrett Corp.*	144	5,923
Lufkin Industries, Inc.	88	5,490
Bristow Group, Inc.*	110	5,208
Key Energy Services, Inc.*	388	5,036
Swift Energy Co.*	121	4,737
Patriot Coal Corp.*	240	4,649
McMoRan Exploration Co.*	262	4,491
Energy XXI Bermuda Ltd.*	156	4,316
Helix Energy Solutions Group, Inc.*	326	3,958
Nordic American Tanker Shipping	152	3,955
Northern Oil and Gas, Inc.*	144	3,918
Carrizo Oil & Gas, Inc.*	98	3,380
ION Geophysical Corp.*	396	3,358
Kodiak Oil & Gas Corp.*	485	3,201
International Coal Group, Inc.*	410	3,173
Ship Finance International Ltd.	140	3,013
Tetra Technologies, Inc.*	246	2,920
Stone Energy Corp.*	129	2,875
Overseas Shipholding Group, Inc.	78	2,763
RPC, Inc.	142	2,573
Petroleum Development Corp.*	60	2,533
ATP Oil & Gas Corp.*	143	2,394
James River Coal Co.*	92	2,330
Cloud Peak Energy, Inc.*	100	2,323
Contango Oil & Gas Co.*	40	2,317
Penn Virginia Corp.	136	2,287
Global Industries Ltd.*	312	2,162
USEC, Inc.*	352	2,119
Gulfmark Offshore, Inc. — Class A*	69	2,098
W&T Offshore, Inc.	111	1,984
Gulfport Energy Corp.*	84	1,819
Resolute Energy Corp.*	120	1,771
Clayton Williams Energy, Inc.*	21	1,763
T-3 Energy Services, Inc. — Class 3*	44	1,752
Knightsbridge Tankers Ltd.	78	1,737
Apco Oil and Gas International, Inc.	30	1,725
Clean Energy Fuels Corp.*	124	1,716
Newpark Resources, Inc.*	278	1,712
Western Refining, Inc.*	159	1,682
Cal Dive International, Inc.*	293	1,661
Golar LNG Ltd.	110	1,651
Parker Drilling Co.*	360	1,645
TransAtlantic Petroleum Ltd.*	466	1,552
Willbros Group, Inc.*	152	1,493
Pioneer Drilling Co.*	168	1,480
Hornbeck Offshore Services, Inc.*	70	1,462
BPZ Resources, Inc.*	306	1,457
Tesco Corp.*	90	1,429
Goodrich Petroleum Corp.*	80	1,411
Rex Energy Corp.*	103	1,406
Energy Partners Ltd.*	94	1,397
CVR Energy, Inc.*	92	1,397
OYO Geospace Corp.*	14	1,388
Petroquest Energy, Inc.*	175	1,318
Hercules Offshore, Inc.*	364	1,259
Teekay Tankers Ltd. — Class A	100	1,234
Harvest Natural Resources, Inc.*	99	1,205
Uranium Energy Corp.*	193	1,166
Basic Energy Services, Inc.*	70	1,154
Magnum Hunter Resources Corp.*	159	1,145
Vaalco Energy, Inc.*	159	1,138
Houston American Energy Corp.	62	1,122
Crosstex Energy, Inc.	126	1,116
Venoco, Inc.*	59	1,089
Warren Resources, Inc.*	226	1,021
Gulf Island Fabrication, Inc.	36	1,014
Cheniere Energy, Inc.*	182	1,005

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 8.9% (continued)
Energy — 0.6% (continued)
Approach Resources, Inc.*	42	$970
Abraxas Petroleum Corp.*	210	960
Vantage Drilling Co.*	469	952
Matrix Service Co.*	76	926
Endeavour International Corporation*	66	907
Georesources, Inc.*	38	844
Rentech, Inc.*	676	825
PHI, Inc.*	43	810
General Maritime Corp.	241	783
FX Energy, Inc.*	126	775
Allis-Chalmers Energy, Inc.*	108	766
Natural Gas Services Group, Inc.*	38	719
Dawson Geophysical Co.*	22	702
DHT Holdings, Inc.	146	679
Panhandle Oil and Gas, Inc. — Class A	24	658
Gastar Exploration Ltd.*	136	585
Green Plains Renewable Energy, Inc.*	51	574
GMX Resources, Inc.*	100	552
Callon Petroleum Co.*	89	527
L&L Energy, Inc.*	46	497
Scorpio Tankers, Inc.*	44	445
Delta Petroleum Corp.*	575	437
Isramco, Inc.*	5	421
Syntroleum Corp.*	225	416
Union Drilling, Inc.*	53	386
Evolution Petroleum Corp.*	52	339
Miller Petroleum, Inc.*	62	322
RAM Energy Resources, Inc.*	175	322
Delek US Holdings, Inc.	42	306
CAMAC Energy, Inc.*	150	298
Seahawk Drilling, Inc.*	33	295
Global Geophysical Services, Inc.*	21	218
Alon USA Energy, Inc.	19	114
Hallador Energy Co.	6	63

Total Energy		226,335

Materials — 0.5%
Hecla Mining Co.*	805	9,064
Solutia, Inc.*	382	8,817
WR Grace & Co.*	232	8,150
Coeur d’Alene Mines Corp.*	270	7,376
Rock-Tenn Co. — Class A	120	6,474
Thompson Creek Metals Company, Inc.*	430	6,330
Rockwood Holdings, Inc.*	160	6,259
Silgan Holdings, Inc.	172	6,159
Allied Nevada Gold Corp.*	233	6,130
Sensient Technologies Corp.	155	5,693
Olin Corp.	252	5,171
Schweitzer-Mauduit International, Inc.	65	4,090
Minerals Technologies, Inc.	62	4,055
Ferro Corp.*	276	4,041
OM Group, Inc.*	101	3,890
NewMarket Corp.	31	3,824
Louisiana-Pacific Corp.*	392	3,708
Golden Star Resources Ltd.*	806	3,700
PolyOne Corp.*	292	3,647
Clearwater Paper Corp.*	44	3,445
Worthington Industries, Inc.	181	3,330
Globe Specialty Metals, Inc.	192	3,281
Century Aluminum Co.*	202	3,137
Balchem Corp.	89	3,009
HB Fuller Co.	146	2,996
Stillwater Mining Co.*	138	2,946
Arch Chemicals, Inc.	73	2,769
Westlake Chemical Corp.	62	2,695
Calgon Carbon Corp.*	173	2,616
Texas Industries, Inc.	56	2,564
Buckeye Technologies, Inc.	120	2,521
Kaiser Aluminum Corp.	50	2,505
Innophos Holdings, Inc.	69	2,490
RTI International Metals, Inc.*	90	2,428
Georgia Gulf Corp.*	100	2,406
US Gold Corp.*	285	2,300
A. Schulman, Inc.	100	2,289
AMCOL International Corp.	73	2,263
Brush Engineered Materials, Inc.*	56	2,164
Koppers Holdings, Inc.	56	2,004
KapStone Paper and Packaging Corp.*	122	1,867
Deltic Timber Corp.	33	1,859
Jaguar Mining, Inc.*	260	1,854
Haynes International, Inc.	43	1,799
STR Holdings, Inc.*	87	1,740
Boise, Inc.	218	1,729
PH Glatfelter Co.	139	1,706
Horsehead Holding Corp.*	126	1,643
Stepan Co.	20	1,525
Hawkins, Inc.	34	1,510
Zep, Inc.	70	1,392
Graphic Packaging Holding Co.*	350	1,362
General Moly, Inc.*	200	1,296
Wausau Paper Corp.	150	1,291
Omnova Solutions, Inc.*	138	1,154
Quaker Chemical Corp.	27	1,125
Myers Industries, Inc.	115	1,120
LSB Industries, Inc.*	46	1,116
Neenah Paper, Inc.	54	1,063
Zoltek Companies, Inc.*	92	1,063
Capital Gold Corp.*	186	943
Kraton Performance Polymers, Inc.*	30	928
AM Castle & Co.*	50	920
Spartech Corp.*	97	908
Headwaters, Inc.*	189	866
Olympic Steel, Inc.	30	860
Senomyx, Inc.*	116	827
Metals USA Holdings Corp.*	44	671
Graham Packaging Company, Inc.*	50	652
Noranda Aluminum Holding Corp.*	43	628

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 8.9% (continued)
Materials — 0.5% (continued)
TPC Group, Inc.*	20	$606
American Vanguard Corp.	65	555
United States Lime & Minerals, Inc.*	12	506
Universal Stainless & Alloy*	16	500
US Energy Corp.*	82	499
Landec Corp.*	80	478
KMG Chemicals, Inc.	20	331
AEP Industries, Inc.*	10	259
NL Industries, Inc.	20	223
Verso Paper Corp.*	46	157

Total Materials		204,267

Utilities — 0.3%
Nicor, Inc.	144	7,189
Piedmont Natural Gas Company, Inc.	220	6,151
Cleco Corp.	189	5,814
WGL Holdings, Inc.	160	5,723
New Jersey Resources Corp.	130	5,604
IDACORP, Inc.	150	5,547
Portland General Electric Co.	234	5,078
Southwest Gas Corp.	137	5,024
UIL Holdings Corp.	157	4,704
South Jersey Industries, Inc.	88	4,648
Unisource Energy Corp.	110	3,942
Allete, Inc.	105	3,912
El Paso Electric Co.*	136	3,744
Avista Corp.	166	3,738
Northwest Natural Gas Co.	80	3,718
Black Hills Corp.	120	3,600
PNM Resources, Inc.	272	3,541
NorthWestern Corp.	110	3,171
MGE Energy, Inc.	70	2,993
Empire District Electric Co.	117	2,597
Laclede Group, Inc.	70	2,558
Otter Tail Corp.	110	2,479
CH Energy Group, Inc.	50	2,445
California Water Service Group	64	2,385
American States Water Co.	65	2,241
Dynegy, Inc. — Class A*	326	1,832
SJW Corp.	44	1,165
Chesapeake Utilities Corp.	27	1,121
Central Vermont Public Service Corp.	45	984
Middlesex Water Co.	51	936
Connecticut Water Service, Inc.	33	920
Unitil Corp.	32	728
York Water Co.	36	622
Cadiz, Inc.*	43	535
Consolidated Water Company Ltd.	53	486
Artesian Resources Corp. — Class A	20	379
American DG Energy, Inc.*	62	172

Total Utilities		112,426

Consumer Staples — 0.3%
United Natural Foods, Inc.*	153	5,612
TreeHouse Foods, Inc.*	108	5,518
Casey’s General Stores, Inc.	122	5,186
Ruddick Corp.	138	5,084
Nu Skin Enterprises, Inc. — Class A	155	4,690
Diamond Foods, Inc.	68	3,616
Darling International, Inc.*	266	3,532
Hain Celestial Group, Inc.*	126	3,410
Universal Corp.	80	3,256
Lancaster Colony Corp.	56	3,203
Boston Beer Company, Inc. — Class A*	32	3,043
Fresh Del Monte Produce, Inc.	119	2,969
Sanderson Farms, Inc.	72	2,819
Vector Group Ltd.	139	2,407
Andersons, Inc.	57	2,072
B&G Foods, Inc. — Class A	150	2,059
Tootsie Roll Industries, Inc.	70	2,028
WD-40 Co.	50	2,014
Chiquita Brands International, Inc.*	140	1,963
J&J Snack Foods Corp.	40	1,930
Pricesmart, Inc.	50	1,901
Snyders-Lance, Inc.	80	1,875
Nash Finch Co.	44	1,870
Spectrum Brands Holdings, Inc.*	60	1,870
Central Garden and Pet Co. — Class A*	180	1,778
Elizabeth Arden, Inc.*	76	1,749
Rite Aid Corp.*	1,913	1,690
Prestige Brands Holdings, Inc.*	127	1,518
Pantry, Inc.*	73	1,450
Heckmann Corp.*	286	1,439
Dole Food Company, Inc.*	106	1,432
Winn-Dixie Stores, Inc.*	170	1,219
Weis Markets, Inc.	30	1,210
Alliance One International, Inc.*	280	1,187
Cal-Maine Foods, Inc.	37	1,168
Medifast, Inc.*	40	1,155
Spartan Stores, Inc.	68	1,153
Pilgrim’s Pride Corp.*	152	1,078
USANA Health Sciences, Inc.*	23	999
Limoneira Co.	30	861
Smart Balance, Inc.*	190	823
Synutra International, Inc.*	57	767
Seneca Foods Corp. — Class A*	27	728
Inter Parfums, Inc.	37	697
Calavo Growers, Inc.	30	691
Ingles Markets, Inc. — Class A	36	691
Coca-Cola Bottling Company Consolidated	11	611
Star Scientific, Inc.*	301	587
Village Super Market, Inc. — Class A	17	561
Imperial Sugar Co.	41	548
MGP Ingredients, Inc.	45	497
Oil-Dri Corporation of America	22	473
Nutraceutical International Corp.*	32	454
Arden Group, Inc. — Class A	5	413
National Beverage Corp.	30	394

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® 1.5x Strategy Fund

	Shares	Value

COMMON STOCKS† — 8.9% (continued)
Consumer Staples — 0.3% (continued)
Farmer Brothers Co.	20	$356
Female Health Co.	59	336
Schiff Nutrition International, Inc.	36	327
Revlon, Inc. — Class A*	33	325
Griffin Land & Nurseries, Inc.	10	324
Susser Holdings Corp.*	22	305
John B. Sanfilippo & Son, Inc.*	20	249
Harbinger Group, Inc.*	30	186
Nature’s Sunshine Products, Inc.*	20	180
Lifeway Foods, Inc.*	18	172
Alico, Inc.	6	143
Bridgford Foods Corp.	10	142

Total Consumer Staples		106,993

Telecommunication Services — 0.1%
Syniverse Holdings, Inc.*	226	6,972
AboveNet, Inc.	69	4,034
Cogent Communications Group, Inc.*	144	2,036
General Communication, Inc. — Class A*	155	1,962
Cincinnati Bell, Inc.*	626	1,753
NTELOS Holdings Corp.	90	1,714
Alaska Communications Systems Group, Inc.	140	1,554
Neutral Tandem, Inc.*	103	1,487
Consolidated Communications Holdings, Inc.	76	1,467
PAETEC Holding Corp.*	388	1,451
Shenandoah Telecommunications Co.	70	1,311
Premiere Global Services, Inc.*	192	1,306
Cbeyond, Inc.*	84	1,284
USA Mobility, Inc.	70	1,244
Hughes Communications, Inc.*	30	1,213
Global Crossing Ltd.*	91	1,176
Atlantic Tele-Network, Inc.	30	1,150
IDT Corp. — Class B	40	1,026
Iridium Communications, Inc.*	110	908
Vonage Holdings Corp.*	330	739
FiberTower Corp.*	165	736
ICO Global Communications Holdings Ltd.*	296	444
Globalstar, Inc.*	220	319

Total Telecommunication Services		37,286
Total Common Stocks (Cost $1,725,965)		3,631,532

WARRANT†† — 0.0%
Consumer Discretionary — 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	250	78

Total Consumer Discretionary		78
Total Warrant (Cost $—)		78

CLOSED-END FUND† — 0.0%
Kayne Anderson Energy Development Co.	30	540

(Cost $182)

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,3 — 90.2%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	15,094,852	15,094,852
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	8,496,164	8,496,164
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	6,028,114	6,028,114
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	4,248,082	4,248,082
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	3,015,225	3,015,225
Total Repurchase Agreements (Cost $36,882,437)		36,882,437

Total Investments — 99.1% (Cost $38,608,584)		$40,514,587
Cash & Other Assets, Less Liabilities — 0.9%		384,976

Total Net Assets — 100.0%		$40,899,563

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
March 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $11,884,880)	152	$28,026

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. January 2011 Russell 2000 Index Swap, Terminating 01/26/11[4] (Notional Value $858,012)	1,095	$(9,069)
Credit Suisse Capital, LLC January 2011 Russell 2000 Index Swap, Terminating 01/28/11[4] (Notional Value $9,249,665)	11,803	(71,300)

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® 1.5x Strategy Fund

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International January 2011 Russell 2000 Index Swap, Terminating 01/27/11[4] (Notional Value $35,398,977)	45,172	$(358,059)

(Total Notional Value $45,506,654)		$(438,428)

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

†††	Value determined based on Level 3 inputs — See Note 3.

1	Security is segregated as collateral for short positions.

2	Illiquid security.

3	Repurchase Agreements — See Note 2.

4	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® Strategy Fund

	Shares	Value

COMMON STOCKS† — 10.6%
Financials — 2.1%
American Capital Ltd.*	1,154	$8,724
BioMed Realty Trust, Inc.	440	8,206
CBL & Associates Properties, Inc.	466	8,155
Highwoods Properties, Inc.	245	7,803
MFA Financial, Inc.	956	7,801
SVB Financial Group*	147	7,798
Entertainment Properties Trust	167	7,724
National Retail Properties, Inc.	284	7,526
Apollo Investment Corp.	665	7,362
FirstMerit Corp.	370	7,322
Home Properties, Inc.	130	7,214
Tanger Factory Outlet Centers	140	7,167
Alterra Capital Holdings Ltd.	330	7,141
Signature Bank *	140	7,000
Mid-America Apartment Communities, Inc.	110	6,984
Omega Healthcare Investors, Inc.	311	6,979
MGIC Investment Corp.*	678	6,909
Stifel Financial Corp.*	110	6,824
ProAssurance Corp.*	110	6,666
Kilroy Realty Corp.	178	6,492
DiamondRock Hospitality Co.*	527	6,324
Platinum Underwriters Holdings Ltd.	140	6,296
Prosperity Bancshares, Inc.	160	6,285
LaSalle Hotel Properties	237	6,257
Washington Real Estate Investment Trust	199	6,167
Post Properties, Inc.	167	6,062
Westamerica Bancorporation	100	5,547
NewAlliance Bancshares, Inc.	370	5,543
First American Financial Corp.	360	5,378
Trustmark Corp.	216	5,365
Iberiabank Corp.	90	5,322
CNO Financial Group, Inc.*	758	5,139
Extra Space Storage, Inc.	290	5,046
Equity Lifestyle Properties, Inc.	90	5,034
American Capital Agency Corp.	173	4,972
American Campus Communities, Inc.	156	4,955
Montpelier Re Holdings Ltd.	248	4,945
Umpqua Holdings Corp.	398	4,848
Colonial Properties Trust	264	4,765
Whitney Holding Corp.	330	4,670
Healthcare Realty Trust, Inc.	218	4,615
Delphi Financial Group, Inc. — Class A	160	4,614
UMB Financial Corp.	110	4,556
Portfolio Recovery Associates, Inc.*	60	4,512
Cathay General Bancorp	268	4,476
Potlatch Corp.	137	4,459
Hatteras Financial Corp.	147	4,450
Knight Capital Group, Inc. — Class A*	320	4,413
PHH Corp.*	190	4,398
Northwest Bancshares, Inc.	372	4,375
Susquehanna Bancshares, Inc.	450	4,356
Ezcorp, Inc. — Class A*	160	4,341
Webster Financial Corp.	220	4,334
Medical Properties Trust, Inc.	380	4,115
Astoria Financial Corp.	290	4,034
Redwood Trust, Inc.	260	3,882
DCT Industrial Trust, Inc.	720	3,823
EastGroup Properties, Inc.	90	3,809
FNB Corp.	387	3,800
Argo Group International Holdings Ltd.	100	3,745
United Bankshares, Inc.	128	3,738
Radian Group, Inc.	458	3,696
Cash America International, Inc.	100	3,693
Old National Bancorp	310	3,686
Glacier Bancorp, Inc.	240	3,626
International Bancshares Corp.	180	3,605
National Health Investors, Inc.	80	3,602
First Financial Bankshares, Inc.	70	3,583
Tower Group, Inc.	140	3,581
Sunstone Hotel Investors, Inc.*	340	3,512
First Financial Bancorp	190	3,511
Hancock Holding Co.	100	3,486
National Penn Bancshares, Inc.	428	3,437
Starwood Property Trust, Inc.	160	3,437
KBW, Inc.	120	3,350
PS Business Parks, Inc.	60	3,343
Sovran Self Storage, Inc.	90	3,313
Wintrust Financial Corp.	100	3,303
Selective Insurance Group, Inc.	180	3,267
Franklin Street Properties Corp.	229	3,263
First Cash Financial Services, Inc.*	105	3,254
World Acceptance Corp.*	60	3,168
RLI Corp.	60	3,154
MB Financial, Inc.	180	3,118
Capstead Mortgage Corp.	241	3,034
Provident Financial Services, Inc.	199	3,011
DuPont Fabros Technology, Inc.	140	2,978
Community Bank System, Inc.	107	2,971
Hersha Hospitality Trust — Class A	450	2,970
U-Store-It Trust	310	2,954
Park National Corp.	40	2,907
NBT Bancorp, Inc.	120	2,898
First Midwest Bancorp, Inc.	250	2,880
Anworth Mortgage Asset Corp.	410	2,870
Invesco Mortgage Capital, Inc.	130	2,839
Prospect Capital Corp.	258	2,786
Columbia Banking System, Inc.	130	2,738
Pennsylvania Real Estate Investment Trust	188	2,732
CVB Financial Corp.	308	2,670
Greenlight Capital Re Ltd. — Class A*	98	2,627
Lexington Realty Trust	330	2,624
Cousins Properties, Inc.	312	2,602
Strategic Hotels & Resorts, Inc.*	480	2,539
LTC Properties, Inc.	90	2,527

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® Strategy Fund

	Shares	Value

COMMON STOCKS† — 10.6% (continued)
Financials — 2.1% (continued)
American Equity Investment Life Holding Co.	200	$2,510
Texas Capital Bancshares, Inc.*	118	2,510
Infinity Property & Casualty Corp.	40	2,472
Horace Mann Educators Corp.	137	2,471
Investment Technology Group, Inc.*	150	2,455
Pico Holdings, Inc.*	77	2,449
Employers Holdings, Inc.	140	2,447
PrivateBancorp, Inc. — Class A	170	2,445
iStar Financial, Inc.*	310	2,424
Ocwen Financial Corp.*	250	2,385
Acadia Realty Trust	130	2,371
Oritani Financial Corp.	190	2,326
Forestar Group, Inc.*	120	2,316
Investors Real Estate Trust	253	2,269
Flagstone Reinsurance Holdings S.A.	180	2,268
Dollar Financial Corp.*	78	2,233
Nelnet, Inc. — Class A	94	2,227
optionsXpress Holdings, Inc.	140	2,194
Inland Real Estate Corp.	249	2,191
Getty Realty Corp.	70	2,190
Equity One, Inc.	120	2,182
Sterling Bancshares, Inc.	310	2,176
Brookline Bancorp, Inc.	200	2,170
Associated Estates Realty Corp.	140	2,141
PacWest Bancorp	100	2,138
First Potomac Realty Trust	127	2,136
BlackRock Kelso Capital Corp.	188	2,079
Investors Bancorp, Inc.*	158	2,073
First Commonwealth Financial Corp.	290	2,053
Compass Diversified Holdings	116	2,052
Navigators Group, Inc.*	40	2,014
Sun Communities, Inc.	60	1,999
Primerica, Inc.	80	1,940
MF Global Holdings Ltd.*	228	1,906
Safety Insurance Group, Inc.	40	1,903
Independent Bank Corp.	70	1,894
National Financial Partners Corp.*	140	1,876
First Industrial Realty Trust, Inc.*	212	1,857
Glimcher Realty Trust	219	1,840
MarketAxess Holdings, Inc.	88	1,831
Meadowbrook Insurance Group, Inc.	178	1,824
MCG Capital Corp.	260	1,812
City Holding Co.	50	1,811
United Fire & Casualty Co.	80	1,786
Chemical Financial Corp.	80	1,772
Piper Jaffray Companies, Inc.*	50	1,751
S&T Bancorp, Inc.	77	1,739
Bank of the Ozarks, Inc.	40	1,734
Simmons First National Corp. — Class A	60	1,710
Evercore Partners, Inc. — Class A	50	1,700
Trustco Bank Corp.	268	1,699
Enstar Group Ltd.*	20	1,692
Home Bancshares, Inc.	76	1,674
Internet Capital Group, Inc.*	117	1,664
Banco Latinoamericano de Comercio Exterior S.A. — Class E	90	1,661
Boston Private Financial Holdings, Inc.	249	1,631
Ramco-Gershenson Properties Trust	130	1,619
Walter Investment Management Corp.	90	1,615
PMI Group, Inc.*	488	1,610
Government Properties Income Trust	60	1,607
Western Alliance Bancorp*	216	1,590
BGC Partners, Inc. — Class A	190	1,579
Cohen & Steers, Inc.	60	1,566
Urstadt Biddle Properties, Inc. — Class A	80	1,556
Duff & Phelps Corp. — Class A	90	1,517
WesBanco, Inc.	80	1,517
Pinnacle Financial Partners, Inc.*	110	1,494
Education Realty Trust, Inc.	190	1,476
Sandy Spring Bancorp, Inc.	80	1,474
Harleysville Group, Inc.	40	1,470
PennantPark Investment Corp.	120	1,469
Universal Health Realty Income Trust	40	1,461
Community Trust Bancorp, Inc.	50	1,448
FBL Financial Group, Inc. — Class A	50	1,434
CNA Surety Corp.*	60	1,421
Ashford Hospitality Trust, Inc.*	147	1,419
Newcastle Investment Corp.*	210	1,407
First Financial Corp.	40	1,406
Flushing Financial Corp.	100	1,400
Amtrust Financial Services, Inc.	80	1,400
Retail Opportunity Investments Corp.	140	1,387
Provident New York Bancorp	130	1,364
Hilltop Holdings, Inc.*	137	1,359
Renasant Corp.	80	1,353
Maiden Holdings Ltd.	170	1,336
Dime Community Bancshares, Inc.	90	1,313
SCBT Financial Corp.	40	1,310
TowneBank	82	1,303
Fifth Street Finance Corp.	107	1,299
Artio Global Investors, Inc. — Class A	88	1,298
Nara Bancorp, Inc.*	128	1,257
Credit Acceptance Corp.*	20	1,255
NorthStar Realty Finance Corp.	257	1,221
Hercules Technology Growth Capital, Inc.	117	1,212
eHealth, Inc.*	85	1,206
Safeguard Scientifics, Inc.*	70	1,196
Tompkins Financial Corp.	30	1,175

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® Strategy Fund

	Shares	Value

COMMON STOCKS† — 10.6% (continued)
Financials — 2.1% (continued)
Parkway Properties, Inc.	67	$1,174
Encore Capital Group, Inc.*	50	1,173
MVC Capital, Inc.	80	1,168
StellarOne Corp.	80	1,163
Cardinal Financial Corp.	99	1,151
Univest Corporation of Pennsylvania	60	1,150
Cedar Shopping Centers, Inc.	180	1,132
FPIC Insurance Group, Inc.*	30	1,109
CapLease, Inc.	190	1,106
Berkshire Hills Bancorp, Inc.	50	1,105
Tejon Ranch Co.*	40	1,102
Washington Trust Bancorp, Inc.	50	1,094
Resource Capital Corp.	148	1,092
PennyMac Mortgage Investment Trust	60	1,089
Camden National Corp.	30	1,087
Lakeland Financial Corp.	50	1,073
Danvers Bancorp, Inc.	60	1,060
Beneficial Mutual Bancorp, Inc.*	120	1,060
Southside Bancshares, Inc.	50	1,054
AMERISAFE, Inc.*	60	1,050
GFI Group, Inc.	219	1,027
Winthrop Realty Trust	80	1,023
Global Indemnity plc — Class A*	50	1,022
Advance America Cash Advance Centers, Inc.	180	1,015
1st Source Corp.	50	1,012
Phoenix Companies, Inc.*	397	1,008
Colony Financial, Inc.	50	1,001
TradeStation Group, Inc.*	147	992
SY Bancorp, Inc.	40	982
TICC Capital Corp.	87	975
Kite Realty Group Trust	180	974
Oriental Financial Group, Inc.	77	962
GAMCO Investors, Inc. — Class A	20	960
NewStar Financial, Inc.*	90	951
Triangle Capital Corp.	50	950
WSFS Financial Corp.	20	949
Saul Centers, Inc.	20	947
International Assets Holding Corp.*	40	944
Sterling Bancorp	90	942
Westfield Financial, Inc.	100	925
United Financial Bancorp, Inc.	60	916
Center Financial Corp.*	120	910
Virtus Investment Partners, Inc.*	20	907
West Coast Bancorp*	320	902
Citizens, Inc.*	120	894
Hudson Valley Holding Corp.	36	891
Union First Market Bankshares Corp.	60	887
Two Harbors Investment Corp.	90	881
State Auto Financial Corp.	50	871
Southwest Bancorp, Inc.	70	868
Eagle Bancorp, Inc.*	60	866
Arrow Financial Corp.	31	853
Ameris Bancorp	80	843
Calamos Asset Management, Inc. — Class A	60	840
First Busey Corp.	178	837
Abington Bancorp, Inc.	70	835
Citizens Republic Bancorp, Inc.*	1,354	833
FelCor Lodging Trust, Inc.*	118	831
Bancfirst Corp.	20	824
First Mercury Financial Corp.	50	820
Apollo Commercial Real Estate Finance, Inc.	50	817
Bancorp, Inc.*	80	814
Cogdell Spencer, Inc.	140	812
Trico Bancshares	50	808
Gladstone Capital Corp.	70	806
Westwood Holdings Group, Inc.	20	799
Northfield Bancorp, Inc.	60	799
First Merchants Corp.	90	797
Territorial Bancorp, Inc.	40	796
Financial Engines, Inc.*	40	793
Oppenheimer Holdings, Inc. — Class A	30	786
Agree Realty Corp.	30	786
Monmouth Real Estate Investment Corp. — Class A	91	773
Lakeland Bancorp, Inc.	70	768
First Bancorp	50	766
Financial Institutions, Inc.	40	759
Chesapeake Lodging Trust	40	752
First Community Bancshares, Inc.	50	747
Suffolk Bancorp	30	740
German American Bancorp, Inc.	40	737
Home Federal Bancorp, Inc.	60	736
MainSource Financial Group, Inc.	70	729
Main Street Capital Corp.	40	728
Diamond Hill Investment Group, Inc.	10	723
Bank Mutual Corp.	150	717
RAIT Financial Trust*	327	716
Republic Bancorp, Inc. — Class A	30	713
Great Southern Bancorp, Inc.	30	708
Baldwin & Lyons, Inc. — Class B	30	706
Bank of Marin Bancorp	20	700
Kennedy-Wilson Holdings, Inc.*	70	699
Heartland Financial USA, Inc.	40	698
Presidential Life Corp.	70	695
Stewart Information Services Corp.	60	692
First Financial Holdings, Inc.	60	691
FBR Capital Markets Corp.*	180	688
Washington Banking Co.	50	686
CoBiz Financial, Inc.	110	669
ESSA Bancorp, Inc.	50	661
CreXus Investment Corp.	50	655
Ames National Corp.	30	650
Alliance Financial Corp.	20	647
SeaBright Holdings, Inc.	70	645
NGP Capital Resources Co.	70	644
OceanFirst Financial Corp.	50	643

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® Strategy Fund

	Shares	Value

COMMON STOCKS† — 10.6% (continued)
Financials — 2.1% (continued)
American Safety Insurance Holdings Ltd.*	30	$641
Gleacher & Company, Inc.*	268	635
Centerstate Banks, Inc.	80	634
National Bankshares, Inc.	20	630
Peoples Bancorp, Inc.	40	626
United Community Banks, Inc.*	320	624
Epoch Holding Corp.	40	621
First Interstate Bancsystem, Inc. — Class A	40	610
Excel Trust, Inc.	50	605
Pacific Continental Corp.	60	604
Avatar Holdings, Inc.*	30	595
Citizens & Northern Corp.	40	594
BankFinancial Corp.	60	585
ViewPoint Financial Group	50	585
HFF, Inc. — Class A*	60	580
Donegal Group, Inc. — Class A	40	579
Gladstone Commercial Corp.	30	565
Cowen Group, Inc. — Class A*	120	559
State Bancorp, Inc.	60	555
Merchants Bancshares, Inc.	20	551
Metro Bancorp, Inc.*	50	550
Orrstown Financial Services, Inc.	20	548
Dynex Capital, Inc.	50	546
OmniAmerican Bancorp, Inc.*	40	542
Terreno Realty Corp.*	30	538
Gladstone Investment Corp.	70	535
Wilshire Bancorp, Inc.	70	533
Bryn Mawr Bank Corp.	30	523
Enterprise Financial Services Corp.	50	523
Chatham Lodging Trust	30	517
Sanders Morris Harris Group, Inc.	70	508
Thomas Properties Group, Inc.*	120	506
SWS Group, Inc.	100	505
Capital City Bank Group, Inc.	40	504
One Liberty Properties, Inc.	30	501
Solar Capital Ltd.	20	496
Bridge Bancorp, Inc.	20	493
Farmer Mac — Class C	30	490
ESB Financial Corp.	30	487
1st United Bancorp, Inc.*	70	484
Arlington Asset Investment Corp. — Class A	20	480
Sabra Healthcare REIT, Inc.	26	478
First Bancorp, Inc.	30	474
American National Bankshares, Inc.	20	471
Midsouth Bancorp, Inc.	30	461
Harris & Harris Group, Inc.*	105	460
EMC Insurance Group, Inc.	20	453
Tower Bancorp, Inc.	20	441
MPG Office Trust, Inc.*	160	440
Virginia Commerce Bancorp, Inc.*	70	433
LaBranche & Company, Inc.*	120	432
Kearny Financial Corp.	50	430
Sierra Bancorp	40	429
National Interstate Corp.	20	428
First Marblehead Corp.*	197	427
Heritage Financial Corp.*	30	418
Home Bancorp, Inc.*	30	415
Medallion Financial Corp.	50	410
Hanmi Financial Corp.*	350	402
Mission West Properties, Inc.	60	401
Penns Woods Bancorp, Inc.	10	398
Taylor Capital Group, Inc.*	30	395
Peapack Gladstone Financial Corp.	30	392
THL Credit, Inc.	30	390
West Bancorporation, Inc.	50	390
Cypress Sharpridge Investments, Inc.	30	387
Life Partners Holdings, Inc.	20	383
JMP Group, Inc.	50	382
Marlin Business Services Corp.*	30	379
Rockville Financial, Inc.	30	367
Pebblebrook Hotel Trust	18	366
Hallmark Financial Services*	40	364
Ladenburg Thalmann Financial Services, Inc.*	310	363
Meridian Interstate Bancorp, Inc.*	30	354
Golub Capital BDC, Inc.	20	342
Penson Worldwide, Inc.*	70	342
Kansas City Life Insurance Co.	10	330
Clifton Savings Bancorp, Inc.	30	324
Asta Funding, Inc.	40	324
Roma Financial Corp.	30	318
BofI Holding, Inc.*	20	310
Encore Bancshares, Inc.*	30	308
UMH Properties, Inc.	30	306
MidWestOne Financial Group, Inc.	20	302
Asset Acceptance Capital Corp.*	50	297
Universal Insurance Holdings, Inc.	60	292
Bancorp Rhode Island, Inc.	10	291
First of Long Island Corp.	10	289
Consolidated-Tomoka Land Co.	10	289
CompuCredit Holdings Corp.*	40	279
Crawford & Co. — Class B*	80	272
Century Bancorp, Inc. — Class A	10	268
Flagstar Bancorp, Inc.*	160	261
Primus Guaranty Ltd.*	50	254
Fox Chase Bancorp, Inc.*	20	237
First BanCorp*	503	231
Pzena Investment Management, Inc. — Class A	30	220
First South Bancorp, Inc.	30	194
NASB Financial, Inc.	10	168
Kaiser Federal Financial Group, Inc.	14	162
CNB Financial Corp.	10	148
California First National Bancorp	10	144
Rodman & Renshaw Capital Group, Inc.*	50	134
Green Bankshares, Inc.*	40	128
Doral Financial Corp.*	60	83

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® Strategy Fund

	Shares	Value

COMMON STOCKS† — 10.6% (continued)
Financials — 2.1% (continued)
Waterstone Financial, Inc.*	20	$65

Total Financials		789,847

Information Technology — 2.0%
Riverbed Technology, Inc.*	428	15,053
VeriFone Systems, Inc.*	292	11,260
TIBCO Software, Inc.*	568	11,195
Rackspace Hosting, Inc.*	337	10,585
Parametric Technology Corp.*	400	9,012
Jack Henry & Associates, Inc.	294	8,570
Acme Packet, Inc.*	150	7,974
ADTRAN, Inc.	210	7,604
Finisar Corp.*	250	7,422
Concur Technologies, Inc.*	140	7,270
Ariba, Inc.*	300	7,047
RF Micro Devices, Inc.*	914	6,718
Netlogic Microsystems, Inc.*	212	6,659
Microsemi Corp.*	280	6,412
Wright Express Corp.*	137	6,302
InterDigital, Inc.	150	6,246
TriQuint Semiconductor, Inc.*	530	6,196
SuccessFactors, Inc.*	212	6,140
Veeco Instruments, Inc.*	140	6,014
Plantronics, Inc.	160	5,955
Progress Software Corp.*	140	5,925
Cavium Networks, Inc.*	149	5,614
Quest Software, Inc.*	200	5,548
Aruba Networks, Inc.*	264	5,512
Hittite Microwave Corp.*	90	5,494
Anixter International, Inc.	90	5,376
CACI International, Inc. — Class A*	100	5,340
Omnivision Technologies, Inc.*	180	5,330
GSI Commerce, Inc.*	220	5,104
Arris Group, Inc.*	440	4,937
Viasat, Inc.*	110	4,885
Semtech Corp.*	210	4,754
Blackboard, Inc.*	110	4,543
Fortinet, Inc.*	140	4,529
Cymer, Inc.*	100	4,507
Digital River, Inc.*	130	4,475
ValueClick, Inc.*	278	4,456
Lawson Software, Inc.*	478	4,421
Mentor Graphics Corp.*	364	4,368
j2 Global Communications, Inc.*	150	4,342
Plexus Corp.*	140	4,332
Sapient Corp.	357	4,320
CommVault Systems, Inc.*	150	4,293
Blue Coat Systems, Inc.*	140	4,182
MKS Instruments, Inc.*	170	4,163
TTM Technologies, Inc.*	278	4,145
Cognex Corp.	137	4,031
Acxiom Corp.*	235	4,030
Netgear, Inc.*	118	3,974
Benchmark Electronics, Inc.*	218	3,959
MAXIMUS, Inc.	60	3,935
JDA Software Group, Inc.*	140	3,920
Ultimate Software Group, Inc.*	80	3,890
Blackbaud, Inc.	150	3,885
Unisys Corp.*	147	3,806
Cirrus Logic, Inc.*	237	3,787
Tessera Technologies, Inc.*	170	3,766
Integrated Device Technology, Inc.*	560	3,730
Coherent, Inc.*	80	3,611
Taleo Corp. — Class A*	130	3,594
Rofin-Sinar Technologies, Inc.*	100	3,544
OpenTable, Inc.*	50	3,524
TiVo, Inc.*	399	3,443
FEI Co.*	130	3,433
Entegris, Inc.*	445	3,324
SAVVIS, Inc.*	130	3,318
Cabot Microelectronics Corp.*	80	3,316
Littelfuse, Inc.	70	3,294
Fair Isaac Corp.	140	3,272
Emulex Corp.*	278	3,241
Synaptics, Inc.*	110	3,232
Power Integrations, Inc.	80	3,211
Art Technology Group, Inc.*	536	3,205
Infinera Corp.*	309	3,192
Universal Display Corp.*	104	3,188
Websense, Inc.*	157	3,179
Earthlink, Inc.	369	3,173
L-1 Identity Solutions, Inc.	266	3,168
Sanmina-SCI Corp.*	270	3,100
Constant Contact, Inc.*	100	3,099
Scansource, Inc.*	96	3,062
Loral Space & Communications, Inc.*	40	3,060
Diodes, Inc.*	110	2,969
ACI Worldwide, Inc.*	110	2,956
DTS, Inc.*	60	2,943
Take-Two Interactive Software, Inc.*	240	2,938
Harmonic, Inc.*	339	2,905
Advent Software, Inc.*	50	2,896
Mantech International Corp. — Class A*	70	2,893
Tekelec*	238	2,835
SRA International, Inc. — Class A*	138	2,822
DealerTrack Holdings, Inc.*	140	2,810
Euronet Worldwide, Inc.*	160	2,790
IPG Photonics Corp.*	88	2,783
Comtech Telecommunications Corp.	100	2,773
Quantum Corp.*	732	2,723
Checkpoint Systems, Inc.*	130	2,671
Aspen Technology, Inc.*	210	2,667
Entropic Communications, Inc.*	220	2,658
Amkor Technology, Inc.*	358	2,646
Terremark Worldwide, Inc.*	200	2,590
MicroStrategy, Inc. — Class A*	30	2,564
SYNNEX Corp.*	80	2,496
Manhattan Associates, Inc.*	80	2,443
STEC, Inc.*	138	2,436
Applied Micro Circuits Corp.*	227	2,424
Lattice Semiconductor Corp.*	400	2,424

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® Strategy Fund

	Shares	Value

COMMON STOCKS† — 10.6% (continued)
Information Technology — 2.0% (continued)
Sourcefire, Inc.*	90	$2,334
Oclaro, Inc.*	177	2,328
DG FastChannel, Inc.*	80	2,310
SolarWinds, Inc.*	120	2,310
Standard Microsystems Corp.*	80	2,306
Netscout Systems, Inc.*	100	2,301
Black Box Corp.	60	2,297
Stratasys, Inc.*	70	2,285
MIPS Technologies, Inc. — Class A*	150	2,274
Compellent Technologies, Inc.*	81	2,235
LogMeIn, Inc.*	50	2,217
Micrel, Inc.	170	2,208
ATMI, Inc.*	110	2,193
Tyler Technologies, Inc.*	105	2,180
Bottomline Technologies, Inc.*	100	2,171
Radiant Systems, Inc.*	110	2,153
Electronics for Imaging, Inc.*	150	2,147
Brightpoint, Inc.*	242	2,113
Insight Enterprises, Inc.*	160	2,106
Park Electrochemical Corp.	70	2,100
Sonic Solutions, Inc.*	140	2,100
CSG Systems International, Inc.*	110	2,083
Ebix, Inc.*	87	2,059
TeleTech Holdings, Inc.*	100	2,059
Newport Corp.*	118	2,050
Intermec, Inc.*	160	2,026
Power-One, Inc.*	197	2,009
Heartland Payment Systems, Inc.	130	2,005
Brooks Automation, Inc.*	220	1,995
Silicon Image, Inc.*	267	1,962
United Online, Inc.	290	1,914
Rogers Corp.*	50	1,913
Syntel, Inc.	40	1,912
Sonus Networks, Inc.*	710	1,896
MTS Systems Corp.	50	1,873
TNS, Inc.*	90	1,872
Synchronoss Technologies, Inc.*	70	1,870
Ixia*	111	1,863
Volterra Semiconductor Corp.*	80	1,853
NIC, Inc.	190	1,845
Pegasystems, Inc.	50	1,831
OSI Systems, Inc.*	50	1,818
Monolithic Power Systems, Inc.*	110	1,817
comScore, Inc.*	80	1,785
VirnetX Holding Corp.	120	1,782
Forrester Research, Inc.	50	1,764
Daktronics, Inc.	110	1,751
Avid Technology, Inc.*	100	1,746
Kulicke & Soffa Industries, Inc.*	242	1,742
Maxwell Technologies, Inc.*	90	1,700
Ancestry.com, Inc.*	60	1,699
LivePerson, Inc.*	150	1,695
Kenexa Corp.*	77	1,678
Methode Electronics, Inc.	128	1,660
Vocus, Inc.*	60	1,660
RightNow Technologies, Inc.*	70	1,657
iGate Corp.	84	1,656
FARO Technologies, Inc.*	50	1,642
Xyratex Ltd.*	100	1,631
Epicor Software Corp.*	160	1,616
Advanced Energy Industries, Inc.*	117	1,596
Cardtronics, Inc.*	90	1,593
Ultratech, Inc.*	80	1,590
Smith Micro Software, Inc.*	100	1,574
Anadigics, Inc.*	227	1,573
EPIQ Systems, Inc.	110	1,510
NetSuite, Inc.*	60	1,500
Zoran Corp.*	170	1,496
Formfactor, Inc.*	168	1,492
Mercury Computer Systems, Inc.*	80	1,470
Measurement Specialties, Inc.*	50	1,467
Electro Scientific Industries, Inc.*	90	1,443
Ceva, Inc.*	70	1,435
Sigma Designs, Inc.*	100	1,417
THQ, Inc.*	230	1,394
Cohu, Inc.	83	1,376
Move, Inc.*	524	1,347
Oplink Communications, Inc.*	71	1,311
Hypercom Corp.*	150	1,255
Axcelis Technologies, Inc.*	360	1,246
Sycamore Networks, Inc.	60	1,235
CTS Corp.	110	1,217
LTX-Credence Corp.*	163	1,206
RealNetworks, Inc.*	282	1,184
S1 Corp.*	170	1,173
ShoreTel, Inc.*	150	1,171
Powerwave Technologies, Inc.*	458	1,163
NVE Corp.*	20	1,157
Cass Information Systems, Inc.	30	1,138
KIT Digital, Inc.*	70	1,123
Echelon Corp.*	107	1,090
ExlService Holdings, Inc.*	50	1,074
Opnet Technologies, Inc.	40	1,071
Photronics, Inc.*	180	1,064
Wave Systems Corp. — Class A*	270	1,064
Symmetricom, Inc.*	150	1,064
Multi-Fineline Electronix, Inc.*	40	1,060
Rubicon Technology, Inc.*	50	1,054
Novatel Wireless, Inc.*	110	1,050
Interactive Intelligence, Inc.*	40	1,046
AXT, Inc.*	100	1,044
Anaren, Inc.*	50	1,043
Magma Design Automation, Inc.*	207	1,037
support.com, Inc.*	160	1,037
SMART Modular Technologies WWH, Inc.*	180	1,037
Aviat Networks, Inc.*	204	1,034
Internap Network Services Corp.*	170	1,034
Imation Corp.*	100	1,031
Ciber, Inc.*	218	1,020
Perficient, Inc.*	80	1,000
ModusLink Global Solutions, Inc.*	148	992
EMS Technologies, Inc.*	50	989
Pericom Semiconductor Corp.*	90	988
Knot, Inc.*	100	988

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® Strategy Fund

	Shares	Value

COMMON STOCKS† — 10.6% (continued)
Information Technology — 2.0% (continued)
Intevac, Inc.*	70	$981
Infospace, Inc.*	118	979
Electro Rent Corp.	60	970
Bel Fuse, Inc. — Class B	40	956
Extreme Networks*	307	949
Kopin Corp.*	227	944
IXYS Corp.*	80	930
Silicon Graphics International Corp.*	100	903
Super Micro Computer, Inc.*	78	900
Digi International, Inc.*	80	888
Cray, Inc.*	120	858
Limelight Networks, Inc.*	147	854
Rosetta Stone, Inc.*	40	849
Actuate Corp.*	148	844
Spansion, Inc. — Class A*	40	828
Travelzoo, Inc.*	20	824
SS&C Technologies Holdings, Inc.*	40	820
Virtusa Corp.*	50	818
Exar Corp.*	117	817
Zix Corp.*	190	811
UTStarcom, Inc.*	392	808
Rudolph Technologies, Inc.*	97	798
PROS Holdings, Inc.*	70	797
MoneyGram International, Inc.*	287	778
Monotype Imaging Holdings, Inc.*	70	777
Nanometrics, Inc.*	60	770
Seachange International, Inc.*	90	769
Lionbridge Technologies, Inc.*	207	764
Pulse Electronics Corp.	140	745
Zygo Corp.*	60	734
VASCO Data Security International, Inc.*	90	732
Supertex, Inc.*	30	725
Integrated Silicon Solution, Inc.*	90	723
Dice Holdings, Inc.*	50	717
Radisys Corp.*	80	712
Liquidity Services, Inc.*	50	703
TeleCommunication Systems, Inc. — Class A*	150	700
Globecomm Systems, Inc.*	70	700
LoopNet, Inc.*	60	667
Mindspeed Technologies, Inc.*	107	653
Ultra Clean Holdings*	70	652
DSP Group, Inc.*	80	651
DemandTec, Inc.*	60	650
Gerber Scientific, Inc.*	80	630
Openwave Systems, Inc.*	287	608
Immersion Corp.*	90	604
Digimarc Corp.*	20	600
Spectrum Control, Inc.*	40	600
KVH Industries, Inc.*	50	597
Integral Systems, Inc.*	60	595
Keynote Systems, Inc.	40	585
Richardson Electronics Ltd.	50	584
CPI International, Inc.*	30	580
QuinStreet, Inc.*	30	576
Marchex, Inc. — Class A	60	572
Advanced Analogic Technologies, Inc.*	140	561
Comverge, Inc.*	80	553
Saba Software, Inc.*	90	551
Computer Task Group, Inc.*	50	544
Global Cash Access Holdings, Inc.*	170	542
Stamps.com, Inc.	40	530
MoSys, Inc.*	90	512
Mattson Technology, Inc.*	170	510
Deltek, Inc.*	70	508
X-Rite, Inc.*	107	489
GSI Technology, Inc.*	60	486
Echo Global Logistics, Inc.*	40	482
BigBand Networks, Inc.*	170	476
American Software, Inc. — Class A	70	474
Renaissance Learning, Inc.	40	474
DDi Corp.	40	470
Network Equipment Technologies, Inc.*	100	463
NCI, Inc. — Class A*	20	460
PLX Technology, Inc.*	127	458
Rimage Corp.*	30	447
Conexant Systems, Inc.*	270	440
Trident Microsystems, Inc.*	243	433
Online Resources Corp.*	90	419
TechTarget, Inc.*	50	397
FSI International, Inc.*	87	385
Evergreen Solar, Inc.*	659	384
PDF Solutions, Inc.*	77	371
PC-Telephone, Inc.*	60	360
SRS Labs, Inc.*	40	352
Hackett Group, Inc.*	100	351
CDC Corp. — Class A*	100	351
Occam Networks, Inc.*	40	347
Calix, Inc.*	20	338
Agilysys, Inc.*	60	338
FalconStor Software, Inc.*	100	335
Local.com Corp.*	50	324
MaxLinear, Inc. — Class A*	30	323
Tessco Technologies, Inc.	20	319
SPS Commerce, Inc.*	20	316
Meru Networks, Inc.*	20	308
Tier Technologies, Inc. — Class B*	50	299
Hutchinson Technology, Inc.*	80	297
Guidance Software, Inc.*	40	288
PC Connection, Inc.*	30	266
Opnext, Inc.*	150	264
Alpha & Omega Semiconductor Ltd.*	20	257
ePlus, Inc.*	10	236
TeleNav, Inc.*	30	218
Viasystems Group, Inc.*	10	201
Presstek, Inc.*	90	200
Network Engines, Inc.*	120	182
Convio, Inc.*	20	166
QAD, Inc. — Class A*	16	146

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® Strategy Fund

	Shares	Value

COMMON STOCKS† — 10.6% (continued)
Information Technology — 2.0% (continued)
Ikanos Communications, Inc.*	100	$134
Stream Global Services, Inc.*	20	79
QAD, Inc. — Class B*	4	40

Total Information Technology		723,933

Industrials — 1.7%
Nordson Corp.	110	10,107
Baldor Electric Co.	158	9,960
Acuity Brands, Inc.	150	8,650
GrafTech International Ltd.*	410	8,134
Woodward Governor Co.	200	7,512
CLARCOR, Inc.	170	7,291
Genesee & Wyoming, Inc. — Class A*	130	6,884
Esterline Technologies Corp.*	100	6,859
Clean Harbors, Inc.*	80	6,726
Alaska Air Group, Inc.*	118	6,689
EMCOR Group, Inc.*	228	6,607
Actuant Corp. — Class A	237	6,309
Moog, Inc. — Class A*	150	5,970
Hexcel Corp.*	330	5,970
JetBlue Airways Corp.*	882	5,830
Belden, Inc.	158	5,818
Watsco, Inc.	90	5,677
Avis Budget Group, Inc.*	356	5,539
US Airways Group, Inc.*	546	5,465
Tetra Tech, Inc.*	218	5,463
Triumph Group, Inc.	60	5,365
Brady Corp. — Class A	160	5,218
Geo Group, Inc.*	210	5,179
Teledyne Technologies, Inc.*	117	5,144
EnerSys*	160	5,139
United Stationers, Inc.*	80	5,105
HEICO Corp.	100	5,103
Middleby Corp.*	60	5,065
Atlas Air Worldwide Holdings, Inc.*	90	5,025
Herman Miller, Inc.	197	4,984
Curtiss-Wright Corp.	150	4,980
AO Smith Corp.	125	4,760
Dollar Thrifty Automotive Group, Inc.*	100	4,726
HNI Corp.	148	4,618
United Rentals, Inc.*	202	4,596
HUB Group, Inc. — Class A*	130	4,568
Applied Industrial Technologies, Inc.	140	4,547
Kaydon Corp.	110	4,479
Old Dominion Freight Line, Inc.*	140	4,479
ABM Industries, Inc.	169	4,445
Corporate Executive Board Co.	118	4,431
Brink’s Co.	160	4,301
American Superconductor Corp.*	150	4,288
Mueller Industries, Inc.	129	4,218
Rollins, Inc.	210	4,148
CoStar Group, Inc.*	70	4,029
Simpson Manufacturing Company, Inc.	130	4,018
Deluxe Corp.	170	3,913
Knight Transportation, Inc.	204	3,876
Healthcare Services Group, Inc.	228	3,710
II-VI, Inc.*	80	3,709
Watts Water Technologies, Inc. — Class A	100	3,659
AAR Corp.*	128	3,516
Korn*	150	3,467
Insituform Technologies, Inc. — Class A*	130	3,446
ESCO Technologies, Inc.	90	3,406
Chart Industries, Inc.*	100	3,378
AirTran Holdings, Inc.*	456	3,370
Briggs & Stratton Corp.	170	3,347
Barnes Group, Inc.	160	3,307
Granite Construction, Inc.	120	3,292
Orbital Sciences Corp.*	190	3,255
Werner Enterprises, Inc.	140	3,164
Franklin Electric Company, Inc.	80	3,114
Robbins & Myers, Inc.	87	3,113
GeoEye, Inc.*	71	3,010
DigitalGlobe, Inc.*	94	2,981
Resources Connection, Inc.	160	2,974
Skywest, Inc.	190	2,968
EnPro Industries, Inc.*	70	2,909
Amerco, Inc.*	30	2,881
Acacia Research — Acacia Technologies*	110	2,853
Polypore International, Inc.*	70	2,851
Forward Air Corp.	100	2,838
Ceradyne, Inc.*	90	2,838
SYKES Enterprises, Inc.*	140	2,836
TrueBlue, Inc.*	157	2,824
Steelcase, Inc. — Class A	267	2,822
Mine Safety Appliances Co.	90	2,802
Interface, Inc. — Class A	177	2,770
Unifirst Corp.	50	2,753
RBC Bearings, Inc.*	70	2,736
Wabash National Corp.*	230	2,726
Heartland Express, Inc.	170	2,723
Universal Forest Products, Inc.	70	2,723
Knoll, Inc.	160	2,677
Beacon Roofing Supply, Inc.*	149	2,663
MasTec, Inc.*	180	2,626
Kaman Corp.	90	2,616
American Science & Engineering, Inc.	30	2,557
CIRCOR International, Inc.	60	2,537
Blount International, Inc.*	160	2,522
Quanex Building Products Corp.	130	2,466
Allegiant Travel Co. — Class A	50	2,462
Arkansas Best Corp.	89	2,440
Interline Brands, Inc.*	107	2,436
Ladish Company, Inc.*	50	2,431
Layne Christensen Co.*	70	2,409
Raven Industries, Inc.	50	2,384
Advisory Board Co.*	50	2,382
Lindsay Corp.	40	2,377
Mobile Mini, Inc.*	120	2,363
Cubic Corp.	50	2,358

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® Strategy Fund

	Shares	Value

COMMON STOCKS† — 10.6% (continued)
Industrials — 1.7% (continued)
Titan International, Inc.	120	$2,345
Tennant Co.	60	2,305
Ameron International Corp.	30	2,291
A123 Systems, Inc.*	240	2,290
Astec Industries, Inc.*	70	2,269
Rush Enterprises, Inc. — Class A*	110	2,248
Badger Meter, Inc.	50	2,211
Mueller Water Products, Inc. — Class A	528	2,202
NACCO Industries, Inc. — Class A	20	2,167
Albany International Corp. — Class A	90	2,132
McGrath Rentcorp	80	2,098
Administaff, Inc.	70	2,051
Tutor Perini Corp.	92	1,970
GT Solar International, Inc.*	212	1,933
Dycom Industries, Inc.*	130	1,918
Griffon Corp.*	150	1,911
John Bean Technologies Corp.	94	1,892
3D Systems Corp.*	60	1,889
Altra Holdings, Inc.*	95	1,887
Exponent, Inc.*	50	1,876
G&K Services, Inc. — Class A	60	1,855
TAL International Group, Inc.	60	1,852
Huron Consulting Group, Inc.*	70	1,851
Aircastle Ltd.	177	1,850
Viad Corp.	70	1,783
SFN Group, Inc.*	177	1,728
RSC Holdings, Inc.*	177	1,724
Heidrick & Struggles International, Inc.	60	1,719
Comfort Systems USA, Inc.	130	1,712
Satcon Technology Corp.*	380	1,710
Kelly Services, Inc. — Class A*	90	1,692
EnerNOC, Inc.*	70	1,674
EnergySolutions, Inc.	300	1,671
Navigant Consulting, Inc.*	177	1,628
Kforce, Inc.*	100	1,618
Aerovironment, Inc.*	60	1,610
AZZ, Inc.	40	1,600
ICF International, Inc.*	60	1,543
Ennis, Inc.	90	1,539
ACCO Brands Corp.*	180	1,534
Applied Signal Technology, Inc.	40	1,516
Sun Hydraulics Corp.	40	1,512
Encore Wire Corp.	60	1,505
Federal Signal Corp.	218	1,495
Tredegar Corp.	77	1,492
Great Lakes Dredge & Dock Corp.	200	1,474
Colfax Corp.*	80	1,473
MYR Group, Inc.*	70	1,470
Consolidated Graphics, Inc.*	30	1,453
Team, Inc.*	60	1,452
Genco Shipping & Trading Ltd.*	100	1,440
Cascade Corp.	30	1,418
Air Transport Services Group, Inc.*	178	1,406
Dolan Co.*	100	1,392
Gibraltar Industries, Inc.*	100	1,357
Hawaiian Holdings, Inc.*	170	1,333
Force Protection, Inc.*	240	1,322
Gorman-Rupp Co.	40	1,293
Greenbrier Companies, Inc.*	60	1,259
Commercial Vehicle Group, Inc.*	77	1,251
LB Foster Co. — Class A*	30	1,228
Columbus McKinnon Corp.*	60	1,219
Apogee Enterprises, Inc.	90	1,212
Trex Company, Inc.*	50	1,198
Standex International Corp.	40	1,196
FreightCar America, Inc.	40	1,158
Vicor Corp.	70	1,148
Sauer-Danfoss, Inc.*	40	1,130
AAON, Inc.	40	1,128
Marten Transport Ltd.	50	1,069
Eagle Bulk Shipping, Inc.*	210	1,046
US Ecology, Inc.	60	1,043
H&E Equipment Services, Inc.*	90	1,041
RailAmerica, Inc.*	80	1,036
Celadon Group, Inc.*	70	1,035
GenCorp, Inc.*	200	1,034
Trimas Corp.*	50	1,023
Taser International, Inc.*	216	1,015
Cenveo, Inc.*	190	1,015
Orion Marine Group, Inc.*	87	1,009
Powell Industries, Inc.*	30	986
NCI Building Systems, Inc.*	70	979
Generac Holdings, Inc.*	60	970
American Reprographics Co.*	127	964
On Assignment, Inc.*	117	954
Standard Parking Corp.*	50	945
Kadant, Inc.*	40	943
CRA International, Inc.*	40	940
CBIZ, Inc.*	150	936
Michael Baker Corp.*	30	933
M&F Worldwide Corp.*	40	924
Dynamic Materials Corp.	40	903
Twin Disc, Inc.	30	896
Ducommun, Inc.	40	871
Herley Industries, Inc.*	50	866
Republic Airways Holdings, Inc.*	118	864
Textainer Group Holdings Ltd.	30	855
Ampco-Pittsburgh Corp.	30	842
School Specialty, Inc.*	60	836
Saia, Inc.*	50	830
Furmanite Corp.*	120	829
Schawk, Inc. — Class A	40	823
Pacer International, Inc.*	120	821
PMFG, Inc.*	50	820
Aceto Corp.	90	810
Houston Wire & Cable Co.	60	806
Advanced Battery Technologies, Inc.*	208	801
Kratos Defense & Security Solutions, Inc.*	60	790
Capstone Turbine Corp.*	820	787
Tecumseh Products Co. — Class A*	60	783

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® Strategy Fund

	Shares	Value

COMMON STOCKS† — 10.6% (continued)
Industrials — 1.7% (continued)
Multi-Color Corp.	40	$778
Titan Machinery, Inc.*	40	772
Ener1, Inc.*	201	762
Kimball International, Inc. — Class B	110	759
Insteel Industries, Inc.	60	749
Metalico, Inc.*	127	747
CDI Corp.	40	744
Dynamex, Inc.*	30	743
American Woodmark Corp.	30	736
Energy Conversion Devices, Inc.*	160	736
Excel Maritime Carriers Ltd. — Class A*	130	732
Northwest Pipe Co.*	30	721
DXP Enterprises, Inc.*	30	720
Broadwind Energy, Inc.*	311	718
Mistras Group, Inc.*	50	674
Primoris Services Corp.	70	668
APAC Customer Services, Inc.*	110	668
American Railcar Industries, Inc.*	30	664
Flow International Corp.*	160	654
Sterling Construction Company, Inc.*	50	652
Hudson Highland Group, Inc.*	110	641
Astronics Corp.*	30	630
LaBarge, Inc.*	40	628
Park-Ohio Holdings Corp.*	30	627
Douglas Dynamics, Inc.	40	606
Hill International, Inc.*	93	602
Graham Corp.	30	600
Met-Pro Corp.	50	591
CAI International, Inc.*	30	588
Fuel Tech, Inc.*	60	583
Roadrunner Transportation Systems, Inc.*	40	578
Casella Waste Systems, Inc. — Class A*	80	567
Microvision, Inc.*	300	558
Alamo Group, Inc.	20	556
Innerworkings, Inc.*	80	524
Pike Electric Corp.*	60	515
Energy Recovery, Inc.*	140	512
GP Strategies Corp.*	50	512
Baltic Trading Ltd.	50	511
International Shipholding Corp.	20	508
LSI Industries, Inc.	60	508
Lydall, Inc.*	60	483
LMI Aerospace, Inc.*	30	480
Xerium Technologies, Inc.*	30	478
Pinnacle Airlines Corp.*	60	474
PowerSecure International, Inc.*	60	467
Barrett Business Services, Inc.	30	467
Courier Corp.	30	466
Ultrapetrol Bahamas Ltd.*	70	450
Horizon Lines, Inc. — Class A	100	437
Volt Information Sciences, Inc.*	50	433
Miller Industries, Inc.	30	427
FuelCell Energy, Inc.*	172	397
USA Truck, Inc.*	30	397
Franklin Covey Co.*	40	344
Global Defense Technology & Systems, Inc.*	20	337
VSE Corp.	10	330
United Capital Corp.*	10	325
Universal Truckload Services, Inc.*	20	318
Builders FirstSource, Inc.*	150	296
Argan, Inc.*	30	278
UQM Technologies, Inc.*	120	275
Quality Distribution, Inc.*	30	273
Lawson Products, Inc.	10	249
PAM Transportation Services, Inc.*	20	224
Applied Energetics, Inc.*	260	221
Standard Register Co.	60	205
Coleman Cable, Inc.*	30	188
Omega Flex, Inc.*	10	165
Hoku Corp.*	60	158
PGT, Inc.*	60	147
BlueLinx Holdings, Inc.*	40	146
LECG Corp.*	90	124

Total Industrials		617,166

Consumer Discretionary — 1.5%
Sotheby’s	238	10,710
Deckers Outdoor Corp.*	130	10,366
Tenneco, Inc.*	200	8,232
Warnaco Group, Inc.*	148	8,150
Dana Holding Corp.*	473	8,140
Polaris Industries, Inc.	100	7,802
Rent-A-Center, Inc. — Class A	228	7,360
Under Armour, Inc. — Class A*	120	6,581
ArvinMeritor, Inc.*	320	6,566
Coinstar, Inc.*	110	6,208
Cheesecake Factory, Inc.*	202	6,193
Vail Resorts, Inc.*	118	6,141
Carter’s, Inc.*	203	5,991
Life Time Fitness, Inc.*	140	5,739
Dillard’s, Inc. — Class A	150	5,691
Jo-Ann Stores, Inc.*	94	5,661
Brunswick Corp.	300	5,622
Live Nation Entertainment, Inc.*	482	5,504
Valassis Communications, Inc.*	170	5,500
AnnTaylor Stores Corp.*	200	5,478
Ascena Retail Group, Inc.*	207	5,469
Wolverine World Wide, Inc.	170	5,420
OfficeMax, Inc.*	290	5,133
CROCS, Inc.*	299	5,119
Saks, Inc.*	472	5,050
Cooper Tire & Rubber Co.	214	5,046
Eastman Kodak Co.*	916	4,910
Sally Beauty Holdings, Inc.*	325	4,722
Collective Brands, Inc.*	222	4,684
Iconix Brand Group, Inc.*	242	4,673
Jones Group, Inc.	299	4,646
Men’s Wearhouse, Inc.	180	4,496

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® Strategy Fund

	Shares	Value

COMMON STOCKS† — 10.6% (continued)
Consumer Discretionary — 1.5% (continued)
Childrens Place Retail Stores, Inc.*	90	$4,468
Cracker Barrel Old Country Store, Inc.	80	4,382
Gaylord Entertainment Co.*	120	4,313
Orient-Express Hotels Ltd. — Class A*	318	4,131
Jack in the Box, Inc.*	190	4,015
Capella Education Co.*	60	3,995
HSN, Inc.*	130	3,983
PF Chang’s China Bistro, Inc.	80	3,877
Ulta Salon Cosmetics & Fragrance, Inc.*	114	3,876
Pool Corp.	170	3,832
Pier 1 Imports, Inc.*	360	3,780
Arbitron, Inc.	90	3,737
Monro Muffler Brake, Inc.	105	3,632
Jos A. Bank Clothiers, Inc.*	90	3,629
Hibbett Sports, Inc.*	98	3,616
National CineMedia, Inc.	180	3,584
Matthews International Corp. — Class A	100	3,498
Buckle, Inc.	92	3,475
Timberland Co. — Class A*	140	3,443
Group 1 Automotive, Inc.	80	3,341
Steven Madden Ltd.*	80	3,338
Bob Evans Farms, Inc.	100	3,296
Regis Corp.	198	3,287
Cinemark Holdings, Inc.	190	3,276
Texas Roadhouse, Inc. — Class A*	190	3,262
Shutterfly, Inc.*	90	3,153
Cabela’s, Inc.*	140	3,045
Genesco, Inc.*	80	2,999
DineEquity, Inc.*	60	2,963
Finish Line, Inc. — Class A	170	2,922
Helen of Troy Ltd.*	98	2,915
Pinnacle Entertainment, Inc.*	207	2,902
Ruby Tuesday, Inc.*	220	2,873
Scholastic Corp.	97	2,865
American Greetings Corp. — Class A	128	2,836
BJ’s Restaurants, Inc.*	80	2,834
CEC Entertainment, Inc.*	70	2,718
Buffalo Wild Wings, Inc.*	60	2,631
Penske Automotive Group, Inc.*	150	2,613
National Presto Industries, Inc.	20	2,600
American Axle & Manufacturing Holdings, Inc.*	200	2,572
Ryland Group, Inc.	150	2,554
Modine Manufacturing Co.*	160	2,480
Cato Corp. — Class A	90	2,467
Meritage Homes Corp.*	110	2,442
Exide Technologies*	257	2,418
PEP Boys-Manny Moe & Jack	180	2,417
Columbia Sportswear Co.	40	2,412
99 Cents Only Stores*	150	2,391
Skechers U.S.A., Inc. — Class A*	117	2,340
Steiner Leisure Ltd.*	50	2,335
K12, Inc.*	80	2,293
Liz Claiborne, Inc.*	320	2,291
Blue Nile, Inc.*	40	2,282
Stage Stores, Inc.	130	2,254
Quiksilver, Inc.*	444	2,251
American Public Education, Inc.*	60	2,234
Belo Corp. — Class A*	313	2,216
Scientific Games Corp. — Class A*	220	2,191
Sonic Corp.*	215	2,176
Interval Leisure Group, Inc.*	130	2,098
Brown Shoe Company, Inc.	150	2,090
Shuffle Master, Inc.*	180	2,061
Talbots, Inc.*	240	2,045
Domino’s Pizza, Inc.*	127	2,026
Grand Canyon Education, Inc.*	100	1,959
DSW, Inc. — Class A*	50	1,955
Papa John’s International, Inc.*	70	1,939
Ascent Media Corp. — Class A*	50	1,938
True Religion Apparel, Inc.*	87	1,937
Boyd Gaming Corp.*	180	1,908
Maidenform Brands, Inc.*	80	1,902
NutriSystem, Inc.	90	1,893
Zumiez, Inc.*	70	1,881
Asbury Automotive Group, Inc.*	100	1,848
Barnes & Noble, Inc.	130	1,839
Pre-Paid Legal Services, Inc.*	30	1,807
Stewart Enterprises, Inc. — Class A	270	1,806
Fred’s, Inc. — Class A	130	1,789
Callaway Golf Co.	220	1,775
Lumber Liquidators Holdings, Inc.*	71	1,769
G-III Apparel Group Ltd.*	50	1,757
iRobot Corp.*	70	1,742
Churchill Downs, Inc.	40	1,736
Sonic Automotive, Inc. — Class A	130	1,721
Superior Industries International, Inc.	80	1,698
Standard Pacific Corp.*	368	1,693
Vitamin Shoppe, Inc.*	50	1,682
Peet’s Coffee & Tea, Inc.*	40	1,670
Harte-Hanks, Inc.	130	1,660
Select Comfort Corp.*	180	1,643
Jakks Pacific, Inc.*	90	1,640
La-Z-Boy, Inc.*	177	1,597
Universal Technical Institute, Inc.	71	1,563
Corinthian Colleges, Inc.*	300	1,563
Knology, Inc.*	100	1,563
Ethan Allen Interiors, Inc.	78	1,561
RC2 Corp.*	70	1,524
Winnebago Industries, Inc.*	100	1,520
Lions Gate Entertainment Corp.*	230	1,497
Fuel Systems Solutions, Inc.*	50	1,469
Rue21, Inc.*	50	1,465
Dorman Products, Inc.*	40	1,450
PetMed Express, Inc.	80	1,425
Core-Mark Holding Company, Inc.*	40	1,424
Universal Electronics, Inc.*	50	1,418

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® Strategy Fund

	Shares	Value

COMMON STOCKS† — 10.6% (continued)
Consumer Discretionary — 1.5% (continued)
Charming Shoppes, Inc.*	399	$1,416
Ameristar Casinos, Inc.	90	1,407
Krispy Kreme Doughnuts, Inc.*	200	1,396
Drew Industries, Inc.	60	1,363
Beazer Homes USA, Inc.*	250	1,347
Bridgepoint Education, Inc.*	70	1,330
Retail Ventures, Inc.*	80	1,304
Oxford Industries, Inc.	50	1,281
Dex One Corp.*	170	1,268
Wet Seal, Inc. — Class A*	341	1,262
AFC Enterprises, Inc.*	90	1,251
Citi Trends, Inc.*	50	1,227
Sinclair Broadcast Group, Inc. — Class A	150	1,227
Pacific Sunwear of California, Inc.*	225	1,220
Denny’s Corp.*	340	1,217
K-Swiss, Inc. — Class A*	95	1,185
World Wrestling Entertainment, Inc. — Class A	80	1,139
Volcom, Inc.	60	1,132
EW Scripps Co. — Class A*	110	1,117
Mediacom Communications Corp. — Class A*	129	1,091
Red Robin Gourmet Burgers, Inc.*	50	1,073
Big 5 Sporting Goods Corp.	70	1,069
California Pizza Kitchen, Inc.*	60	1,037
Lithia Motors, Inc. — Class A	70	1,000
Entercom Communications Corp. — Class A*	85	984
Standard Motor Products, Inc.	70	959
Express, Inc.	50	940
HOT Topic, Inc.	149	934
McClatchy Co. — Class A*	200	934
Cavco Industries, Inc.*	20	934
Lincoln Educational Services Corp.	60	931
Marcus Corp.	70	929
M/I Homes, Inc.*	60	923
Sturm Ruger & Company, Inc.	60	917
Rentrak Corp.*	30	905
Unifi, Inc.*	53	897
Warner Music Group Corp.*	150	845
Kirkland’s, Inc.*	60	842
hhgregg, Inc.*	40	838
Perry Ellis International, Inc.*	30	824
Overstock.com, Inc.*	50	824
America’s Car-Mart, Inc.*	30	812
Shoe Carnival, Inc.*	30	810
Movado Group, Inc.*	50	807
Furniture Brands International, Inc.*	157	807
Stein Mart, Inc.	87	805
Stoneridge, Inc.*	50	790
Haverty Furniture Companies, Inc.	60	779
Libbey, Inc.*	50	773
CKX, Inc.*	190	766
Global Sources Ltd.*	80	762
Amerigon, Inc.*	70	762
Destination Maternity Corp.*	20	759
Smith & Wesson Holding Corp.*	200	748
Hovnanian Enterprises, Inc. — Class A*	180	736
Christopher & Banks Corp.	118	726
Journal Communications, Inc. — Class A*	138	697
Ambassadors Group, Inc.	60	690
Blyth, Inc.	20	690
Drugstore.com, Inc.*	311	687
Spartan Motors, Inc.	110	670
Casual Male Retail Group, Inc.*	140	664
Bebe Stores, Inc.	110	656
MarineMax, Inc.*	70	654
Coldwater Creek, Inc.*	202	640
Morgans Hotel Group Co.*	70	635
CSS Industries, Inc.	30	618
Speedway Motorsports, Inc.	40	613
Leapfrog Enterprises, Inc. — Class A*	110	610
Mac-Gray Corp.	40	598
Arctic Cat, Inc.*	40	586
Hooker Furniture Corp.	40	565
Cherokee, Inc.	30	564
Systemax, Inc.*	40	564
West Marine, Inc.*	50	529
Tuesday Morning Corp.*	100	528
AH Belo Corp. — Class A*	60	522
Skyline Corp.	20	522
Audiovox Corp. — Class A*	60	518
LIN TV Corp. — Class A*	97	514
Isle of Capri Casinos, Inc.*	50	511
Bon-Ton Stores, Inc.	40	506
Multimedia Games, Inc.*	90	502
Weyco Group, Inc.	20	490
Sealy Corp.*	160	467
Ruth’s Hospitality Group, Inc.*	100	463
Build-A-Bear Workshop, Inc. — Class A*	60	458
McCormick & Schmick’s Seafood Restaurants, Inc.*	50	454
Jamba, Inc.*	200	454
CPI Corp.	20	451
Fisher Communications, Inc.*	20	436
O’Charleys, Inc.*	60	432
Lifetime Brands, Inc.*	30	421
Entravision Communications Corp. — Class A*	160	411
Midas, Inc.*	50	405
Media General, Inc. — Class A*	70	405
ReachLocal, Inc.*	20	398
Martha Stewart Living Omnimedia — Class A*	90	398
Steinway Musical Instruments, Inc.*	20	397
Archipelago Learning, Inc.*	40	392
Orbitz Worldwide, Inc.*	70	391

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® Strategy Fund

	Shares	Value

COMMON STOCKS† — 10.6% (continued)
Consumer Discretionary — 1.5% (continued)
Ballantyne Strong, Inc.*	50	$389
Gaiam, Inc. — Class A	50	385
Monarch Casino & Resort, Inc.*	30	375
Kenneth Cole Productions, Inc. — Class A*	30	375
Lee Enterprises, Inc.*	150	369
Playboy Enterprises, Inc. — Class B*	70	365
New York & Company, Inc.*	80	354
SuperMedia, Inc.*	40	348
Kid Brands, Inc.*	40	342
LodgeNet Interactive Corp.*	80	340
Winmark Corp.	10	336
US Auto Parts Network, Inc.*	40	336
RG Barry Corp.	30	334
Lacrosse Footwear, Inc.	20	328
Red Lion Hotels Corp.*	40	319
Culp, Inc.*	30	311
REX American Resources Corp.*	20	307
Summer Infant, Inc.*	40	303
Cumulus Media, Inc. — Class A*	70	302
Gray Television, Inc.*	160	299
Carrols Restaurant Group, Inc.*	40	297
Outdoor Channel Holdings, Inc.	40	287
Brookfield Homes Corp.*	30	282
Einstein Noah Restaurant Group, Inc.	20	281
Delta Apparel, Inc.*	20	270
PRIMEDIA, Inc.	60	252
Nexstar Broadcasting Group, Inc. — Class A*	40	240
Shiloh Industries, Inc.	20	239
1-800-Flowers.com, Inc. — Class A*	88	237
Carmike Cinemas, Inc.*	30	232
National American University Holdings, Inc.	30	220
Joe’s Jeans, Inc.*	140	218
Cambium Learning Group, Inc.*	60	206
Caribou Coffee Company, Inc.*	20	202
Marine Products Corp.*	30	200
Learning Tree International, Inc.	20	191
Conn’s, Inc.*	40	187
Westwood One, Inc.*	20	183
American Apparel, Inc.*	110	183
Bluegreen Corp.*	50	161
Borders Group, Inc.*	177	159
Johnson Outdoors, Inc. — Class A*	10	125
Radio One, Inc. — Class D*	110	123
Books-A-Million, Inc. — Class A	20	116
Empire Resorts, Inc.*	90	93
Princeton Review, Inc.*	68	80
Beasley Broadcasting Group, Inc. — Class A*	10	60
Crown Media Holdings, Inc. — Class A*	10	26
Vitacost.com, Inc.*,†††,1	50	25

Total Consumer Discretionary		552,229

Health Care — 1.3%
Salix Pharmaceuticals Ltd.*	190	8,960
Onyx Pharmaceuticals, Inc.*	211	7,780
STERIS Corp.	208	7,584
AMERIGROUP Corp.*	170	7,466
Dionex Corp.*	60	7,081
Healthsouth Corp.*	310	6,420
Owens & Minor, Inc.	210	6,180
Catalyst Health Solutions, Inc.*	130	6,044
HMS Holdings Corp.*	90	5,829
InterMune, Inc.*	148	5,387
Medicis Pharmaceutical Corp. — Class A	200	5,358
Theravance, Inc.*	210	5,265
Chemed Corp.	80	5,081
Magellan Health Services, Inc.*	107	5,059
Haemonetics Corp.*	80	5,054
Healthspring, Inc.*	190	5,041
Incyte Corporation Ltd.*	300	4,968
Masimo Corp.	170	4,942
Immucor, Inc.*	245	4,858
Volcano Corp.*	177	4,834
American Medical Systems Holdings, Inc.*	250	4,715
Cepheid, Inc.*	205	4,664
Viropharma, Inc.*	268	4,642
Par Pharmaceutical Companies, Inc.*	120	4,621
Pharmasset, Inc.*	105	4,558
West Pharmaceutical Services, Inc.	109	4,491
Sirona Dental Systems, Inc.*	107	4,470
athenahealth, Inc.*	107	4,385
Centene Corp.*	170	4,308
Impax Laboratories, Inc.*	214	4,304
PSS World Medical, Inc.*	190	4,294
Cubist Pharmaceuticals, Inc.*	200	4,280
WellCare Health Plans, Inc.*	140	4,231
Parexel International Corp.*	198	4,204
Quality Systems, Inc.	60	4,189
Seattle Genetics, Inc.*	280	4,186
Nektar Therapeutics*	320	4,112
Bruker Corp.*	245	4,067
Align Technology, Inc.*	207	4,045
Alkermes, Inc.*	328	4,028
Integra LifeSciences Holdings Corp.*	75	3,547
Acorda Therapeutics, Inc.*	130	3,544
Meridian Bioscience, Inc.	147	3,405
Amedisys, Inc.*	100	3,350
Martek Biosciences Corp.*	107	3,349
NuVasive, Inc.*	130	3,335
Isis Pharmaceuticals, Inc.*	329	3,329
Neogen Corp.*	80	3,282
Exelixis, Inc.*	380	3,120
Auxilium Pharmaceuticals, Inc.*	147	3,102
Invacare Corp.	100	3,016
PDL BioPharma, Inc.	478	2,978
MedAssets, Inc.*	140	2,827

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® Strategy Fund

	Shares	Value

COMMON STOCKS† — 10.6% (continued)
Health Care — 1.3% (continued)
Questcor Pharmaceuticals, Inc.*	190	$2,799
Cyberonics, Inc.*	88	2,730
Arthrocare Corp.*	87	2,702
CONMED Corp.*	100	2,643
Savient Pharmaceuticals, Inc.*	237	2,640
HeartWare International, Inc.*	30	2,627
Gentiva Health Services, Inc.*	98	2,607
Zoll Medical Corp.*	70	2,606
Vivus, Inc.*	276	2,586
DexCom, Inc.*	189	2,580
Medicines Co.*	180	2,543
MWI Veterinary Supply, Inc.*	40	2,526
Kindred Healthcare, Inc.*	137	2,517
Luminex Corp.*	130	2,376
Universal American Corp.	111	2,270
Micromet, Inc.*	278	2,257
Air Methods Corp.*	40	2,251
Amsurg Corp. — Class A*	105	2,200
Insulet Corp.*	140	2,170
Enzon Pharmaceuticals, Inc.*	177	2,154
Immunogen, Inc.*	230	2,130
Targacept, Inc.*	80	2,120
Momenta Pharmaceuticals, Inc.*	139	2,081
Wright Medical Group, Inc.*	130	2,019
NxStage Medical, Inc.*	80	1,990
Analogic Corp.	40	1,980
IPC The Hospitalist Company, Inc.*	50	1,950
Halozyme Therapeutics, Inc.*	246	1,948
Ariad Pharmaceuticals, Inc.*	380	1,938
Hanger Orthopedic Group, Inc.*	90	1,907
RehabCare Group, Inc.*	80	1,896
Greatbatch, Inc.*	78	1,884
Abaxis, Inc.*	70	1,879
Celera Corp.*	287	1,808
Landauer, Inc.	30	1,799
Atrion Corp.	10	1,795
MannKind Corp.*	222	1,789
Bio-Reference Labs, Inc.*	80	1,774
Geron Corp.*	340	1,758
Orthofix International N.V.*	60	1,740
NPS Pharmaceuticals, Inc.*	220	1,738
Inspire Pharmaceuticals, Inc.*	200	1,680
Omnicell, Inc.*	116	1,676
Medivation, Inc.*	110	1,669
Sequenom, Inc.*	205	1,644
Emergent Biosolutions, Inc.*	70	1,642
SonoSite, Inc.*	50	1,580
SIGA Technologies, Inc.*	110	1,540
Merit Medical Systems, Inc.*	96	1,520
LHC Group, Inc.*	50	1,500
Accelrys, Inc.*	179	1,486
ICU Medical, Inc.*	40	1,460
Natus Medical, Inc.*	102	1,446
Medidata Solutions, Inc.*	60	1,433
MAKO Surgical Corp.*	94	1,431
Computer Programs & Systems, Inc.	30	1,405
National Healthcare Corp.	30	1,388
Conceptus, Inc.*	100	1,380
Emeritus Corp.*	70	1,380
Triple-S Management Corp. — Class B*	70	1,336
Rigel Pharmaceuticals, Inc.*	169	1,273
AMAG Pharmaceuticals, Inc.*	70	1,267
Delcath Systems, Inc.*	128	1,254
Ensign Group, Inc.	50	1,243
Select Medical Holdings Corp.*	170	1,243
Allos Therapeutics, Inc.*	268	1,235
Angiodynamics, Inc.*	80	1,230
Healthways, Inc.*	110	1,228
Neurocrine Biosciences, Inc.*	160	1,222
Optimer Pharmaceuticals, Inc.*	108	1,221
Affymetrix, Inc.*	240	1,207
Endologix, Inc.*	167	1,194
Syneron Medical Ltd.*	117	1,192
eResearchTechnology, Inc.*	160	1,176
Spectrum Pharmaceuticals, Inc.*	170	1,168
Alnylam Pharmaceuticals, Inc.*	117	1,154
Almost Family, Inc.*	30	1,153
PharMerica Corp.*	100	1,145
Depomed, Inc.*	180	1,145
Genoptix, Inc.*	60	1,141
Akorn, Inc.*	188	1,141
Accuray, Inc.*	168	1,134
Opko Health, Inc.*	308	1,130
Molina Healthcare, Inc.*	40	1,114
Symmetry Medical, Inc.*	120	1,110
Metabolix, Inc.*	90	1,095
Genomic Health, Inc.*	50	1,070
ABIOMED, Inc.*	110	1,057
Ardea Biosciences, Inc.*	40	1,040
Sunrise Senior Living, Inc.*	190	1,035
Durect Corp.*	298	1,028
AVANIR Pharmaceuticals, Inc. — Class A*	248	1,012
Quidel Corp.*	70	1,011
Sangamo Biosciences, Inc.*	150	996
Jazz Pharmaceuticals, Inc.*	50	984
Medcath Corp.*	70	977
Assisted Living Concepts, Inc. — Class A*	30	976
Chelsea Therapeutics International Ltd.*	130	975
Lexicon Pharmaceuticals, Inc.*	675	972
Corvel Corp.*	20	967
Caliper Life Sciences, Inc.*	150	951
Cantel Medical Corp.	40	936
OraSure Technologies, Inc.*	160	920
Pharmacyclics, Inc.*	150	912
Rural/Metro Corp.*	60	875
Cross Country Healthcare, Inc.*	103	872
BMP Sunstone Corp.*	88	872
Nabi Biopharmaceuticals*	150	868
Palomar Medical Technologies, Inc.*	60	853

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® Strategy Fund

	Shares	Value

COMMON STOCKS† — 10.6% (continued)
Health Care — 1.3% (continued)
Vanda Pharmaceuticals, Inc.*	90	$851
Unilife Corp.*	160	848
Cypress Bioscience, Inc.*	130	842
MAP Pharmaceuticals, Inc.*	50	837
Chindex International, Inc.*	50	825
Immunomedics, Inc.*	228	816
Arqule, Inc.*	138	810
Pain Therapeutics, Inc.	120	810
Orexigen Therapeutics, Inc.*	100	808
AVI BioPharma, Inc.*	379	803
AMN Healthcare Services, Inc.*	130	798
Keryx Biopharmaceuticals, Inc.*	170	779
Cytori Therapeutics, Inc.*	150	778
Five Star Quality Care, Inc.*	110	778
Team Health Holdings, Inc.*	50	777
Dynavax Technologies Corp.*	240	768
XenoPort, Inc.*	90	767
Hi-Tech Pharmacal Company, Inc.*	30	748
ZIOPHARM Oncology, Inc.*	160	746
Novavax, Inc.*	298	724
Staar Surgical Co.*	118	720
Exact Sciences Corp.*	120	718
SurModics, Inc.*	60	712
Eurand N.V.*	60	710
Dyax Corp.*	331	708
Vascular Solutions, Inc.*	60	703
Vital Images, Inc.*	50	699
Obagi Medical Products, Inc.*	60	693
BioScrip, Inc.*	130	680
American Dental Partners, Inc.*	50	675
Ligand Pharmaceuticals, Inc. — Class B*	75	669
Merge Healthcare, Inc.*	177	660
Accretive Health, Inc.*	40	650
Arena Pharmaceuticals, Inc.*	376	647
Synovis Life Technologies, Inc.*	40	644
Providence Service Corp.*	40	643
Young Innovations, Inc.	20	640
Clinical Data, Inc.*	40	636
Skilled Healthcare Group, Inc. — Class A*	70	629
Ironwood Pharmaceuticals, Inc. — Class A*	60	621
Solta Medical, Inc.*	200	610
Idenix Pharmaceuticals, Inc.*	120	605
Cadence Pharmaceuticals, Inc.*	80	604
Capital Senior Living Corp.*	90	603
Pozen, Inc.*	90	598
US Physical Therapy, Inc.*	30	595
Santarus, Inc.*	180	589
Transcend Services, Inc.*	30	588
Biotime, Inc.*	70	583
Enzo Biochem, Inc.*	110	581
TomoTherapy, Inc.*	160	578
Metropolitan Health Networks, Inc.*	129	577
Spectranetics Corp.*	110	568
Exactech, Inc.*	30	565
Kensey Nash Corp.*	20	557
Progenics Pharmaceuticals, Inc.*	100	546
Kendle International, Inc.*	50	545
Sciclone Pharmaceuticals, Inc.*	130	543
CryoLife, Inc.*	100	542
Array Biopharma, Inc.*	180	538
Cambrex Corp.*	100	517
BioCryst Pharmaceuticals, Inc.*	100	517
IRIS International, Inc.*	50	511
Curis, Inc.*	254	503
SuperGen, Inc.*	190	498
Synta Pharmaceuticals Corp.*	81	496
Omeros Corp.*	60	494
Vical, Inc.*	240	485
RTI Biologics, Inc.*	180	481
Medical Action Industries, Inc.*	50	479
Continucare Corp.*	100	468
Osiris Therapeutics, Inc.*	60	467
Affymax, Inc.*	70	465
Alphatec Holdings, Inc.*	170	459
Orthovita, Inc.*	227	456
America Service Group, Inc.	30	454
Celldex Therapeutics, Inc.*	110	453
Albany Molecular Research, Inc.*	80	450
Inhibitex, Inc.*	170	442
StemCells, Inc.*	409	442
AVEO Pharmaceuticals, Inc.*	30	439
Peregrine Pharmaceuticals, Inc.*	190	437
Rochester Medical Corp.*	40	437
Furiex Pharmaceuticals, Inc.*	30	433
Nymox Pharmaceutical Corp.*	60	422
Cutera, Inc.*	50	414
Codexis, Inc.*	39	413
Maxygen, Inc.	105	413
Antares Pharma, Inc.*	240	408
Biosante Pharmaceuticals, Inc.*	240	394
CytRx Corp.*	380	384
Stereotaxis, Inc.*	100	383
Alliance HealthCare Services, Inc.*	90	382
BioMimetic Therapeutics, Inc.*	30	381
Allied Healthcare International, Inc.*	150	376
CardioNet, Inc.*	80	374
Zalicus, Inc.*	220	348
Corcept Therapeutics, Inc.*	90	347
MedQuist, Inc.	40	346
LCA-Vision, Inc.*	60	345
National Research Corp.	10	343
Cytokinetics, Inc.*	160	334
Sun Healthcare Group, Inc.*	26	329
Cerus Corp.*	130	320
Neuralstem, Inc.*	150	318
PDI, Inc.*	30	316
Inovio Pharmaceuticals, Inc.*	270	310
Somaxon Pharmaceuticals, Inc.*	98	309
Cynosure, Inc. — Class A*	30	307

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® Strategy Fund

	Shares	Value

COMMON STOCKS† — 10.6% (continued)
Health Care — 1.3% (continued)
Infinity Pharmaceuticals, Inc.*	50	$296
MELA Sciences, Inc.*	80	268
PURE Bioscience*	118	262
Nanosphere, Inc.*	60	262
Biospecifics Technologies Corp.*	10	256
NeurogesX, Inc.*	40	254
Cumberland Pharmaceuticals, Inc.*	40	240
Lannett Company, Inc.*	40	224
Aoxing Pharmaceutical Company, Inc.*	80	223
Hansen Medical, Inc.*	147	216
Alimera Sciences, Inc.*	20	208
Alexza Pharmaceuticals, Inc.*	150	188
Cornerstone Therapeutics, Inc.*	30	174
DynaVox, Inc. — Class A*	30	154
Sucampo Pharmaceuticals, Inc. — Class A*	40	154
Transcept Pharmaceuticals, Inc.*	20	148
Caraco Pharmaceutical Laboratories Ltd.*	30	136
Neostem, Inc.*	90	127
Biodel, Inc.*	60	110
Acura Pharmaceuticals, Inc.*	30	99
Anthera Pharmaceuticals, Inc.*	20	98
AspenBio Pharma, Inc.*	120	72

Total Health Care		484,799

Energy — 0.7%
Brigham Exploration Co.*	398	10,868
Dril-Quip, Inc.*	110	8,549
World Fuel Services Corp.	228	8,245
Complete Production Services, Inc.*	264	7,801
Berry Petroleum Co. — Class A	177	7,735
Rosetta Resources, Inc.*	180	6,775
Lufkin Industries, Inc.	100	6,239
CARBO Ceramics, Inc.	60	6,212
Bill Barrett Corp.*	149	6,128
Bristow Group, Inc.*	120	5,682
Key Energy Services, Inc.*	422	5,478
Swift Energy Co.*	130	5,090
Patriot Coal Corp.*	260	5,036
McMoRan Exploration Co.*	287	4,919
Energy XXI Bermuda Ltd.*	170	4,704
Helix Energy Solutions Group, Inc.*	360	4,371
Nordic American Tanker Shipping	158	4,111
Northern Oil and Gas, Inc.*	150	4,082
ION Geophysical Corp.*	440	3,731
Carrizo Oil & Gas, Inc.*	101	3,484
International Coal Group, Inc.*	449	3,475
Stone Energy Corp.*	150	3,344
Ship Finance International Ltd.	150	3,228
Overseas Shipholding Group, Inc.	90	3,188
Tetra Technologies, Inc.*	257	3,051
RPC, Inc.	150	2,718
Cloud Peak Energy, Inc.*	110	2,555
Petroleum Development Corp.*	60	2,533
ATP Oil & Gas Corp.*	150	2,511
Penn Virginia Corp.	149	2,506
Gulfmark Offshore, Inc. — Class A*	80	2,432
Global Industries Ltd.*	347	2,405
Kodiak Oil & Gas Corp.*	360	2,376
Contango Oil & Gas Co.*	40	2,317
USEC, Inc.*	384	2,312
James River Coal Co.*	88	2,229
W&T Offshore, Inc.	120	2,144
Gulfport Energy Corp.*	90	1,949
Resolute Energy Corp.*	130	1,919
Golar LNG Ltd.	127	1,906
Newpark Resources, Inc.*	308	1,897
Western Refining, Inc.*	177	1,873
Cal Dive International, Inc.*	325	1,843
Parker Drilling Co.*	400	1,828
Knightsbridge Tankers Ltd.	80	1,782
Clean Energy Fuels Corp.*	128	1,772
Apco Oil and Gas International, Inc.	30	1,725
TransAtlantic Petroleum Ltd.*	510	1,698
Clayton Williams Energy, Inc.*	20	1,679
Hornbeck Offshore Services, Inc.*	80	1,670
T-3 Energy Services, Inc.*	40	1,593
Tesco Corp.*	100	1,588
Pioneer Drilling Co.*	180	1,586
BPZ Resources, Inc.*	330	1,571
CVR Energy, Inc.*	100	1,518
Rex Energy Corp.*	110	1,502
Energy Partners Ltd.*	100	1,486
Petroquest Energy, Inc.*	188	1,416
Goodrich Petroleum Corp.*	80	1,411
Gulf Island Fabrication, Inc.	50	1,409
Hercules Offshore, Inc.*	398	1,377
Teekay Tankers Ltd. — Class A	110	1,357
Willbros Group, Inc.*	137	1,345
Basic Energy Services, Inc.*	80	1,319
Harvest Natural Resources, Inc.*	107	1,302
Magnum Hunter Resources Corp.*	180	1,296
Venoco, Inc.*	70	1,292
Vaalco Energy, Inc.*	177	1,267
Crosstex Energy, Inc.	140	1,240
Uranium Energy Corp.*	201	1,214
Matrix Service Co.*	90	1,096
Cheniere Energy, Inc.*	198	1,093
Houston American Energy Corp.	60	1,085
Warren Resources, Inc.*	240	1,085
Abraxas Petroleum Corp.*	230	1,051
OYO Geospace Corp.*	10	991
Dawson Geophysical Co.*	30	957
Endeavour International Corp.*	69	946
Approach Resources, Inc.*	40	924
FX Energy, Inc.*	148	910
Rentech, Inc.*	740	903
Georesources, Inc.*	40	888

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® Strategy Fund

	Shares	Value

COMMON STOCKS† — 10.6% (continued)
Energy — 0.7% (continued)
Allis-Chalmers Energy, Inc.*	118	$837
Vantage Drilling Co.*	412	836
Natural Gas Services Group, Inc.*	40	756
PHI, Inc.*	40	754
DHT Holdings, Inc.	160	744
L&L Energy, Inc.*	60	648
Gastar Exploration Ltd.*	150	645
Callon Petroleum Co.*	97	574
Green Plains Renewable Energy, Inc.*	50	563
GMX Resources, Inc.*	100	552
Panhandle Oil and Gas, Inc. — Class A	20	548
Delta Petroleum Corp.*	626	476
Syntroleum Corp.*	238	440
Scorpio Tankers, Inc.*	40	404
Union Drilling, Inc.*	50	364
Delek US Holdings, Inc.	50	364
Seahawk Drilling, Inc.*	40	358
RAM Energy Resources, Inc.*	190	350
Evolution Petroleum Corp.*	50	326
CAMAC Energy, Inc.*	160	318
Miller Petroleum, Inc.*	60	312
Global Geophysical Services, Inc.*	30	311
General Maritime Corp.	85	276
Alon USA Energy, Inc.	30	179
Hallador Energy Co.	10	105

Total Energy		240,163

Materials — 0.6%
Hecla Mining Co.*	868	9,774
Solutia, Inc.*	417	9,624
WR Grace & Co.*	248	8,712
Coeur d’Alene Mines Corp.*	300	8,196
Thompson Creek Metals Company, Inc.*	480	7,066
Rock-Tenn Co. — Class A	130	7,013
Rockwood Holdings, Inc.*	179	7,002
Silgan Holdings, Inc.	180	6,446
Sensient Technologies Corp.	170	6,244
Olin Corp.	278	5,705
Allied Nevada Gold Corp.*	177	4,657
Ferro Corp.*	290	4,246
Louisiana-Pacific Corp.*	440	4,162
Golden Star Resources Ltd.*	880	4,039
OM Group, Inc.*	104	4,005
Minerals Technologies, Inc.	60	3,925
PolyOne Corp.*	310	3,872
Schweitzer-Mauduit International, Inc.	60	3,775
NewMarket Corp.	30	3,701
Globe Specialty Metals, Inc.	210	3,589
Worthington Industries, Inc.	195	3,588
HB Fuller Co.	167	3,427
Century Aluminum Co.*	218	3,385
Stillwater Mining Co.*	157	3,352
Texas Industries, Inc.	70	3,205
Clearwater Paper Corp.*	40	3,132
Westlake Chemical Corp.	70	3,043
Balchem Corp.	90	3,043
Arch Chemicals, Inc.	77	2,921
Calgon Carbon Corp.*	190	2,873
Buckeye Technologies, Inc.	130	2,731
RTI International Metals, Inc.*	100	2,698
Georgia Gulf Corp.*	110	2,647
Brush Engineered Materials, Inc.*	67	2,589
Innophos Holdings, Inc.	71	2,562
A. Schulman, Inc.	110	2,518
Koppers Holdings, Inc.	70	2,505
Kaiser Aluminum Corp.	50	2,504
AMCOL International Corp.	80	2,480
US Gold Corp.*	301	2,429
Stepan Co.	30	2,288
Deltic Timber Corp.	40	2,254
STR Holdings, Inc.*	100	2,000
Jaguar Mining, Inc.*	280	1,996
KapStone Paper and Packaging Corp.*	130	1,989
Boise, Inc.	247	1,959
Horsehead Holding Corp.*	150	1,956
PH Glatfelter Co.	157	1,926
Haynes International, Inc.	40	1,673
Quaker Chemical Corp.	40	1,667
Graphic Packaging Holding Co.*	388	1,509
General Moly, Inc.*	226	1,464
LSB Industries, Inc.*	60	1,456
Wausau Paper Corp.	160	1,378
Zep, Inc.	68	1,352
Hawkins, Inc.	30	1,332
Omnova Solutions, Inc.*	150	1,254
Kraton Performance Polymers, Inc.*	40	1,238
Myers Industries, Inc.	120	1,169
AM Castle & Co.*	60	1,105
Zoltek Companies, Inc.*	90	1,039
Neenah Paper, Inc.	50	984
Spartech Corp.*	102	955
Headwaters, Inc.*	204	934
Senomyx, Inc.*	130	927
TPC Group, Inc.*	30	910
Olympic Steel, Inc.	30	860
Graham Packaging Company, Inc.*	60	782
Capital Gold Corp.*	150	760
Universal Stainless & Alloy*	20	626
Metals USA Holdings Corp.*	40	610
Noranda Aluminum Holding Corp.*	40	584
American Vanguard Corp.	66	564
US Energy Corp.*	90	547
Landec Corp.*	90	538
United States Lime & Minerals, Inc.*	10	421
KMG Chemicals, Inc.	20	331
AEP Industries, Inc.*	10	259
NL Industries, Inc.	20	223

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® Strategy Fund

	Shares	Value

COMMON STOCKS † — 10.6% (continued)
Materials — 0.6% (continued)
Verso Paper Corp.*	50	$171

Total Materials		219,375

Utilities — 0.3%
Nicor, Inc.	148	7,388
Piedmont Natural Gas Company, Inc.	240	6,710
Cleco Corp.	207	6,367
WGL Holdings, Inc.	170	6,081
New Jersey Resources Corp.	140	6,035
IDACORP, Inc.	160	5,917
Portland General Electric Co.	258	5,599
Southwest Gas Corp.	150	5,500
South Jersey Industries, Inc.	100	5,282
UIL Holdings Corp.	160	4,794
Unisource Energy Corp.	120	4,301
Northwest Natural Gas Co.	90	4,182
El Paso Electric Co.*	150	4,129
Avista Corp.	180	4,054
Black Hills Corp.	130	3,900
PNM Resources, Inc.	298	3,880
Allete, Inc.	100	3,726
NorthWestern Corp.	120	3,460
MGE Energy, Inc.	78	3,335
Empire District Electric Co.	130	2,886
Otter Tail Corp.	120	2,705
California Water Service Group	70	2,609
Laclede Group, Inc.	70	2,558
CH Energy Group, Inc.	50	2,445
American States Water Co.	60	2,068
Dynegy, Inc. — Class A*	350	1,967
Chesapeake Utilities Corp.	30	1,246
SJW Corp.	40	1,059
Middlesex Water Co.	50	917
Unitil Corp.	40	910
Central Vermont Public Service Corp.	40	874
Connecticut Water Service, Inc.	30	836
York Water Co.	40	692
Cadiz, Inc.*	40	498
Consolidated Water Company Ltd.	50	458
Artesian Resources Corp. — Class A	20	379
American DG Energy, Inc.*	60	166

Total Utilities		119,913

Consumer Staples — 0.3%
TreeHouse Foods, Inc.*	120	6,131
United Natural Foods, Inc.*	160	5,869
Casey’s General Stores, Inc.	130	5,526
Ruddick Corp.	150	5,526
Nu Skin Enterprises, Inc. — Class A	177	5,356
Lancaster Colony Corp.	70	4,004
Hain Celestial Group, Inc.*	140	3,788
Diamond Foods, Inc.	70	3,723
Darling International, Inc.*	280	3,718
Fresh Del Monte Produce, Inc.	137	3,418
Universal Corp.	80	3,256
Sanderson Farms, Inc.	80	3,132
Boston Beer Company, Inc. — Class A*	30	2,853
Vector Group Ltd.	149	2,581
WD-40 Co.	60	2,417
J&J Snack Foods Corp.	50	2,412
Tootsie Roll Industries, Inc.	80	2,318
B&G Foods, Inc. — Class A	160	2,197
Andersons, Inc.	60	2,181
Snyders-Lance, Inc.	90	2,110
Chiquita Brands International, Inc.*	150	2,103
Elizabeth Arden, Inc.*	86	1,979
Pricesmart, Inc.	50	1,902
Central Garden and Pet Co. — Class A*	190	1,877
Spectrum Brands Holdings, Inc.*	60	1,870
Rite Aid Corp.*	1,994	1,761
Nash Finch Co.	40	1,700
Prestige Brands Holdings, Inc.*	140	1,673
Pantry, Inc.*	83	1,648
Dole Food Company, Inc.*	120	1,621
Weis Markets, Inc.	40	1,613
Cal-Maine Foods, Inc.	50	1,579
Heckmann Corp.*	300	1,509
Medifast, Inc.*	50	1,444
Winn-Dixie Stores, Inc.*	197	1,412
Spartan Stores, Inc.	80	1,356
Alliance One International, Inc.*	306	1,297
Pilgrim’s Pride Corp.*	160	1,134
Inter Parfums, Inc.	50	943
Calavo Growers, Inc.	40	922
Smart Balance, Inc.*	210	909
USANA Health Sciences, Inc.*	20	869
Limoneira Co.	30	861
Seneca Foods Corp. — Class A*	30	809
Synutra International, Inc.*	60	807
Ingles Markets, Inc. — Class A	40	768
Village Super Market, Inc. — Class A	20	660
Star Scientific, Inc.*	330	643
Coca-Cola Bottling Company Consolidated	10	556
Imperial Sugar Co.	40	535
National Beverage Corp.	40	526
MGP Ingredients, Inc.	40	442
Oil-Dri Corporation of America	20	430
Nutraceutical International Corp.*	30	426
Susser Holdings Corp.*	30	416
Revlon, Inc. — Class A*	40	394
John B. Sanfilippo & Son, Inc.*	30	373
Schiff Nutrition International, Inc.	40	363
Farmer Brothers Co.	20	356
Female Health Co.	60	341
Griffin Land & Nurseries, Inc.	10	324
Nature’s Sunshine Products, Inc.*	30	269
Alico, Inc.	10	238
Lifeway Foods, Inc.*	20	191
Harbinger Group, Inc.*	30	186

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® Strategy Fund

	Shares	Value

COMMON STOCKS† — 10.6% (continued)
Consumer Staples — 0.3% (continued)
Bridgford Foods Corp.	10	$143

Total Consumer Staples		116,694

Telecommunication Services — 0.1%
Syniverse Holdings, Inc.*	235	7,250
AboveNet, Inc.	80	4,677
Cogent Communications Group, Inc.*	150	2,121
General Communication, Inc. — Class A*	160	2,026
Cincinnati Bell, Inc.*	690	1,932
NTELOS Holdings Corp.	100	1,905
Alaska Communications Systems Group, Inc.	150	1,665
PAETEC Holding Corp.*	429	1,604
Neutral Tandem, Inc.*	107	1,545
Consolidated Communications Holdings, Inc.	80	1,544
Shenandoah Telecommunications Co.	80	1,498
Premiere Global Services, Inc.*	208	1,414
Cbeyond, Inc.*	90	1,375
Global Crossing Ltd.*	100	1,292
IDT Corp. — Class B	50	1,283
USA Mobility, Inc.	70	1,244
Hughes Communications, Inc.*	30	1,213
Atlantic Tele-Network, Inc.	30	1,150
Iridium Communications, Inc.*	110	908
Vonage Holdings Corp.*	360	806
FiberTower Corp.*	170	758
ICO Global Communications Holdings Ltd.*	320	480
Globalstar, Inc.*	230	334

Total Telecommunication Services		40,024

Total Common Stocks (Cost $3,058,665)		3,904,143

CLOSED-END FUND† — 0.0%
Kayne Anderson Energy Development Co. (Cost $450)	30	540

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,2 — 121.9%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	$18,307,357	$18,307,357
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	10,304,328	10,304,328
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	7,311,024	7,311,024
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	5,152,164	5,152,164
Credit Suisse Group issued 12/31/10 at 0.10 % due 01/03/11	3,656,929	3,656,929

Total Repurchase Agreements (Cost $44,731,802)		44,731,802

Total Investments — 132.5% (Cost $47,790,917)		$48,636,485
Liabilities, Less Cash & Other Assets — (32.5)%		(11,932,882)

Total Net Assets — 100.0%		$36,703,603

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
March 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $12,197,640)	156	$88,112

		Unrealized
	Units	Loss

EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. January 2011 Russell 2000 Index Swap, Terminating 01/26/11[3] (Notional Value $632,652)	807	$(6,687)
Credit Suisse Capital, LLC January 2011 Russell 2000 Index Swap, Terminating 01/28/11[3] (Notional Value $2,331,041)	2,975	(24,031)
Goldman Sachs International January 2011 Russell 2000 Index Swap, Terminating 01/27/11[3] (Notional Value $17,282,170)	22,053	(141,801)

(Total Notional Value $20,245,864)		$(172,519)

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Russell 2000® Strategy Fund

†††	Value determined based on Level 3 inputs — See Note 3.

1	Illiquid security.

2	Repurchase Agreements — See Note 2.

3	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	Inverse Russell 2000® Strategy Fund

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTE†† — 43.5%
Freddie Mac[1] 0.23% due 08/09/11	$10,000,000	$9,987,890

Total Federal Agency Discount Note (Cost $9,985,944)		9,987,890

REPURCHASE AGREEMENTS††,2 — 2.6%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11 2	38,208	238,208
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11 1	34,076	134,076
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11 9	5,128	95,128
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11 6	7,038	67,038
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11 4	7,582	47,582

Total Repurchase Agreements (Cost $582,032)		582,032

Total Investments — 46.1% (Cost $10,567,976)		$10,569,922
Cash & Other Assets, Less Liabilities — 53.9%		12,372,205

Total Net Assets — 100.0%		$22,942,127

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
March 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,563,800)	20	$(15,013)

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC January 2011 Russell 2000 Index Swap, Terminating 01/28/11[3] (Notional Value $8,971,627)	11,449	$94,133
Morgan Stanley Capital Services, Inc. January 2011 Russell 2000 Index Swap, Terminating 01/26/11[3] (Notional Value $914,520)	1,167	9,474
Goldman Sachs International January 2011 Russell 2000 Index Swap, Terminating 01/27/2011[3] (Notional Value $11,365,035)	14,503	6,944

(Total Notional Value $21,251,182)		$110,551

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	Repurchase Agreements — See Note 2.

3	Total Return based on Russell 2000 Index +/- financing at a variable rate.

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	S&P 500 Pure Growth Strategy Fund

	Shares	Value

COMMON STOCKS† — 99.5%
Information Technology — 30.6%
Cognizant Technology Solutions Corp. — Class A*	34,145	$2,502,487
Apple, Inc.*	7,745	2,498,227
F5 Networks, Inc.*	17,360	2,259,578
Red Hat, Inc.*	49,228	2,247,258
Western Digital Corp.*	66,087	2,240,349
NetApp, Inc.*	39,973	2,196,916
Salesforce.com, Inc.*	15,837	2,090,484
Akamai Technologies, Inc.*	44,185	2,078,904
Micron Technology, Inc.*	203,340	1,630,787
Juniper Networks, Inc.*	42,873	1,582,871
eBay, Inc.*	53,919	1,500,566
Google, Inc. — Class A*	2,354	1,398,205
Broadcom Corp. — Class A	31,273	1,361,939
Citrix Systems, Inc.*	19,116	1,307,726
SanDisk Corp.*	25,053	1,249,143
Teradata Corp.*	30,122	1,239,822
Visa, Inc. — Class A	16,977	1,194,841
Mastercard, Inc. — Class A	5,280	1,183,301
Oracle Corp.	37,282	1,166,927
JDS Uniphase Corp.*	80,407	1,164,293
McAfee, Inc.*	24,164	1,119,035
Intuit, Inc.*	21,948	1,082,037
EMC Corp.*	45,619	1,044,675
BMC Software, Inc.*	18,360	865,490
FLIR Systems, Inc.*	28,427	845,703
Advanced Micro Devices, Inc.*	102,840	841,231
Analog Devices, Inc.	20,106	757,393
Amphenol Corp. — Class A	14,158	747,259
Linear Technology Corp.	21,217	733,896
Altera Corp.	20,161	717,328
Symantec Corp.*	37,883	634,162
International Business Machines Corp.	4,077	598,341
Microsoft Corp.	19,208	536,287
QLogic Corp.*	29,183	496,695
Xilinx, Inc.	16,446	476,605

Total Information Technology		45,590,761

Consumer Discretionary — 28.6%
Amazon.com, Inc.*	13,499	2,429,820
Priceline.com, Inc.*	5,935	2,371,329
NetFlix, Inc.*	12,630	2,219,091
Coach, Inc.	39,653	2,193,207
Discovery Communications, Inc. — Class A*	48,028	2,002,768
Expedia, Inc.	76,208	1,912,059
AutoZone, Inc.*	6,728	1,833,986
O’Reilly Automotive, Inc.*	27,162	1,641,128
Wynn Resorts Ltd.	15,020	1,559,677
Ross Stores, Inc.	23,703	1,499,215
Starbucks Corp.	46,510	1,494,366
Nordstrom, Inc.	35,151	1,489,699
Wyndham Worldwide Corp.	44,257	1,325,940
DIRECTV — Class A*	33,022	1,318,568
Urban Outfitters, Inc.*	36,148	1,294,460
Tiffany & Co.	20,452	1,273,546
Darden Restaurants, Inc.	26,315	1,222,069
Hasbro, Inc.	24,839	1,171,904
Limited Brands, Inc.	36,950	1,135,474
CarMax, Inc.*	34,739	1,107,479
Cablevision Systems Corp. — Class A	31,840	1,077,466
Polo Ralph Lauren Corp. — Class A	9,425	1,045,421
Bed Bath & Beyond, Inc.*	19,585	962,603
DeVry, Inc.	19,490	935,130
Comcast Corp. — Class A	41,908	920,719
TJX Companies, Inc.	19,163	850,646
Yum! Brands, Inc.	16,149	792,108
Apollo Group, Inc. — Class A*	18,302	722,746
Family Dollar Stores, Inc.	13,919	691,913
Starwood Hotels & Resorts Worldwide, Inc.	10,971	666,817
Interpublic Group of Companies, Inc.*	56,125	596,047
Scripps Networks Interactive, Inc. — Class A	8,480	438,840
NIKE, Inc. — Class B	5,010	427,954

Total Consumer Discretionary		42,624,195

Health Care — 16.0%
Tenet Healthcare Corp.*	376,418	2,518,236
CIGNA Corp.	46,468	1,703,517
Intuitive Surgical, Inc.*	5,657	1,458,092
Life Technologies Corp.*	26,063	1,446,496
Watson Pharmaceuticals, Inc.*	27,940	1,443,101
Mylan, Inc.*	65,520	1,384,438
Biogen Idec, Inc.*	18,872	1,265,368
Medco Health Solutions, Inc.*	18,274	1,119,648
Express Scripts, Inc. — Class A*	19,950	1,078,298
Allergan, Inc.	15,016	1,031,149
Hospira, Inc.*	18,250	1,016,343
Gilead Sciences, Inc.*	27,939	1,012,509
Celgene Corp.*	16,751	990,654
Cerner Corp.*	9,661	915,283
St. Jude Medical, Inc.*	20,671	883,685
Laboratory Corporation of America Holdings*	9,742	856,517
Varian Medical Systems, Inc.*	11,843	820,483
Waters Corp.*	9,097	706,928
Patterson Companies, Inc.	21,450	657,013
Agilent Technologies, Inc.*	11,905	493,224
Genzyme Corp.*	6,706	477,467
Eli Lilly & Co.	13,600	476,544

Total Health Care		23,754,993

Energy — 7.0%
FMC Technologies, Inc.*	17,681	1,572,018
National Oilwell Varco, Inc.	23,214	1,561,141
Massey Energy Co.	27,564	1,478,809
Cameron International Corp.*	26,531	1,345,918
Pioneer Natural Resources Co.	15,158	1,316,017
Diamond Offshore Drilling, Inc.	14,659	980,247
Peabody Energy Corp.	13,113	838,970
Southwestern Energy Co.*	19,938	746,279
Consol Energy, Inc.	11,158	543,841

Total Energy		10,383,240

Industrials — 5.6%
Flowserve Corp.	11,756	1,401,550

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	S&P 500 Pure Growth Strategy Fund

	Shares	Value

COMMON STOCKS† — 99.5% (continued)
Industrials - 5.6% (continued)
Cummins, Inc.	9,382	$1,032,114
First Solar, Inc.*	7,513	977,742
Goodrich Corp.	10,534	927,729
Stericycle, Inc.*	10,969	887,612
Ingersoll-Rand plc	17,158	807,970
Deere & Co.	8,432	700,278
WW Grainger, Inc.	4,755	656,713
Rockwell Automation, Inc.	6,707	480,959
Precision Castparts Corp.	3,144	437,676

Total Industrials		8,310,343

Materials — 4.6%
CF Industries Holdings, Inc.	13,530	1,828,579
Freeport-McMoRan Copper & Gold, Inc. — Class B	13,874	1,666,129
Newmont Mining Co.	15,365	943,872
FMC Corp.	8,752	699,197
Ball Corp.	8,890	604,965
International Flavors & Fragrances, Inc.	10,715	595,647
Sigma-Aldrich Corp.	7,874	524,093

Total Materials		6,862,482

Consumer Staples — 3.3%
Whole Foods Market, Inc.	30,454	1,540,668
Coca-Cola Enterprises, Inc.	47,158	1,180,365
Estee Lauder Companies, Inc. — Class A	12,847	1,036,753
Dr Pepper Snapple Group, Inc.	20,746	729,429
Coca-Cola Co.	6,900	453,813

Total Consumer Staples		4,941,028

Financials — 2.7%
Ventas, Inc.	26,286	1,379,489
IntercontinentalExchange, Inc.*	9,894	1,178,870
Ameriprise Financial, Inc.	14,437	830,850
CB Richard Ellis Group, Inc. — Class A*	32,009	655,544

Total Financials		4,044,753

Telecommunication Services — 1.1%
American Tower Corp. — Class A*	18,201	939,900
MetroPCS Communications, Inc.*	60,543	764,658

Total Telecommunication Services		1,704,558

Total Common Stocks (Cost $138,942,184)		148,216,353

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 — 0.6%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	355,177	355,177
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	199,912	199,912
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	141,840	141,840
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	99,956	99,956
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	70,947	70,947

Total Repurchase Agreements (Cost $867,832)		867,832

Total Investments — 100.1% (Cost $139,810,016)		$149,084,185
Liabilities, Less Cash & Other Assets — (0.1)%		(151,237)

Total Net Assets — 100.0%		$148,932,948

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

plc	Public Limited Company

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	S&P 500 Pure Value Fund

	Shares	Value

COMMON STOCKS† — 99.2%
Financials — 26.1%
Hartford Financial Services Group, Inc.	14,694	$389,244
Assurant, Inc.	8,733	336,395
Bank of America Corp.	24,850	331,499
Allstate Corp.	9,125	290,905
Unum Group	11,581	280,492
Capital One Financial Corp.	6,397	272,256
Prudential Financial, Inc.	4,443	260,849
Genworth Financial, Inc. — Class A*	19,269	253,195
XL Group plc — Class A	10,948	238,885
Lincoln National Corp.	7,919	220,227
Fifth Third Bancorp	11,915	174,912
NASDAQ OMX Group, Inc.*	7,109	168,554
ACE Ltd.	2,705	168,386
Principal Financial Group, Inc.	5,159	167,977
Citigroup, Inc.*	35,485	167,844
JPMorgan Chase & Co.	3,949	167,517
Travelers Companies, Inc.	2,890	161,002
Cincinnati Financial Corp.	5,066	160,542
Loews Corp.	3,835	149,220
Regions Financial Corp.	20,142	140,994
BB&T Corp.	5,206	136,866
SunTrust Banks, Inc.	4,305	127,041
PNC Financial Services Group, Inc.	2,085	126,601
Legg Mason, Inc.	3,448	125,059
Morgan Stanley	4,512	122,772
People’s United Financial, Inc.	8,641	121,060
MetLife, Inc.	2,551	113,367
Chubb Corp.	1,871	111,586
SLM Corp.*	8,860	111,547
Weyerhaeuser Co.	5,652	106,992
NYSE Euronext	3,432	102,891
Goldman Sachs Group, Inc.	609	102,410
Discover Financial Services	4,757	88,147
Torchmark Corp.	1,357	81,067

Total Financials		6,078,301

Utilities — 16.8%
Constellation Energy Group, Inc.	17,038	521,874
NRG Energy, Inc.*	21,056	411,434
Pepco Holdings, Inc.	16,449	300,194
Ameren Corp.	8,148	229,692
NiSource, Inc.	12,418	218,805
AES Corp.*	17,450	212,541
FirstEnergy Corp.	4,405	163,073
Integrys Energy Group, Inc.	3,162	153,389
DTE Energy Co.	3,279	148,604
Oneok, Inc.	2,418	134,126
Allegheny Energy, Inc.	5,508	133,514
Edison International	3,302	127,457
CMS Energy Corp.	6,636	123,430
American Electric Power Company, Inc.	3,165	113,877
Consolidated Edison, Inc.	2,251	111,582
Duke Energy Corp.	5,655	100,715
Progress Energy, Inc.	2,262	98,352
Nicor, Inc.	1,961	97,893
Sempra Energy	1,750	91,840
Northeast Utilities	2,778	88,563
SCANA Corp.	2,071	84,083
Xcel Energy, Inc.	3,508	82,613
CenterPoint Energy, Inc.	5,223	82,106
Entergy Corp.	1,155	81,809

Total Utilities		3,911,566

Consumer Staples — 13.6%
SUPERVALU, Inc.	61,927	596,357
Dean Foods Co.*	57,572	508,936
Tyson Foods, Inc. — Class A	22,861	393,666
Archer-Daniels-Midland Co.	12,150	365,472
CVS Caremark Corp.	7,863	273,397
Kroger Co.	9,900	221,364
Safeway, Inc.	7,988	179,650
Costco Wholesale Corp.	2,427	175,254
Walgreen Co.	3,614	140,801
Wal-Mart Stores, Inc.	2,071	111,689
Sysco Corp.	3,642	107,075
ConAgra Foods, Inc.	4,162	93,978

Total Consumer Staples		3,167,639

Consumer Discretionary — 11.0%
Sears Holdings Corp.*	6,276	462,855
GameStop Corp. — Class A*	15,349	351,185
Whirlpool Corp.	3,579	317,923
AutoNation, Inc.*	6,731	189,814
DR Horton, Inc.	15,243	181,849
JC Penney Company, Inc.	5,280	170,597
Gannett Company, Inc.	9,845	148,561
Washington Post Co. — Class B	336	147,672
RadioShack Corp.	7,574	140,043
Time Warner, Inc.	4,205	135,275
CBS Corp. — Class B	5,661	107,842
Lowe’s Companies, Inc.	4,023	100,897
Goodyear Tire & Rubber Co.*	8,032	95,179

Total Consumer Discretionary		2,549,692

Health Care — 9.9%
Coventry Health Care, Inc.*	15,904	419,866
WellPoint, Inc.*	5,505	313,014
Humana, Inc.*	5,691	311,525
McKesson Corp.	4,243	298,622
Aetna, Inc.	9,651	294,452
Cardinal Health, Inc.	7,010	268,553
UnitedHealth Group, Inc.	5,078	183,367
CareFusion Corp.*	4,424	113,697
Boston Scientific Corp.*	13,415	101,552

Total Health Care		2,304,648

Energy — 7.9%
Valero Energy Corp.	19,503	450,909
Tesoro Corp.	22,976	425,975
Marathon Oil Corp.	6,879	254,729
Sunoco, Inc.	5,025	202,558
QEP Resources, Inc.	4,211	152,901
ConocoPhillips	2,186	148,867
Rowan Companies, Inc.*	3,628	126,654
Hess Corp.	1,055	80,750

Total Energy		1,843,343

Industrials — 5.8%
RR Donnelley & Sons Co.	13,809	241,243

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	S&P 500 Pure Value Fund

	Shares	Value

COMMON STOCKS† — 99.2% (continued)
Industrials — 5.8% (continued)
L-3 Communications Holdings, Inc.	3,168	$223,312
Ryder System, Inc.	3,608	189,925
Jacobs Engineering Group, Inc.*	4,055	185,922
Northrop Grumman Corp.	2,687	174,064
Masco Corp.	9,417	119,219
Quanta Services, Inc.*	5,669	112,927
General Electric Co.	5,277	96,516

Total Industrials		1,343,128

Information Technology — 3.7%
Jabil Circuit, Inc.	16,627	334,036
Computer Sciences Corp.	6,438	319,325
Xerox Corp.	11,746	135,314
Dell, Inc.*	6,164	83,522

Total Information Technology		872,197

Materials — 3.2%
AK Steel Holding Corp.	12,177	199,337
International Paper Co.	6,874	187,248
MeadWestvaco Corp.	6,016	157,379
Alcoa, Inc.	7,318	112,624
Sealed Air Corp.	3,793	96,532

Total Materials		753,120

Telecommunication Services — 1.2%
Sprint Nextel Corp.*	66,255	280,259

Total Common Stocks (Cost $20,033,139)		23,103,893

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 — 0.7%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	61,552	61,552
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	34,645	34,645
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	24,581	24,581
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	17,322	17,322
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	12,295	12,295

Total Repurchase Agreements (Cost $150,395)		150,395

Total Investments — 99.9% (Cost $20,183,534)		$23,254,288
Cash & Other Assets, Less Liabilities — 0.1%		26,023

Total Net Assets — 100.0%		$23,280,311

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

plc	Public Limited Company

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	S&P MidCap 400 Pure Growth Fund

	Shares	Value

COMMON STOCKS† — 99.5%
Consumer Discretionary — 31.2%
Guess?, Inc.	114,530	$5,419,560
Deckers Outdoor Corp.*	67,645	5,394,012
Chipotle Mexican Grill, Inc.*	22,320	4,746,571
Aeropostale, Inc.*	183,421	4,519,493
Cheesecake Factory, Inc.*	147,123	4,510,791
Ascena Retail Group, Inc.*	156,597	4,137,293
Fossil, Inc.*	53,340	3,759,403
Life Time Fitness, Inc.*	89,430	3,665,736
Under Armour, Inc. — Class A*	64,522	3,538,387
Panera Bread Co. — Class A*	33,775	3,418,368
LKQ Corp.*	148,252	3,368,285
Tractor Supply Co.	63,392	3,073,878
Phillips-Van Heusen Corp.	46,692	2,942,063
Dick’s Sporting Goods, Inc.*	75,000	2,812,500
Dollar Tree, Inc.*	47,288	2,651,911
Warnaco Group, Inc.*	45,077	2,482,390
J Crew Group, Inc.*	57,282	2,471,145
DreamWorks Animation SKG, Inc. — Class A*	83,813	2,469,969
PetSmart, Inc.	60,933	2,426,352
Polaris Industries, Inc.	29,039	2,265,623
Chico’s FAS, Inc.	186,018	2,237,797
Advance Auto Parts, Inc.	31,458	2,080,947
ITT Educational Services, Inc.*	30,599	1,948,850
Tupperware Brands Corp.	40,429	1,927,250
Williams-Sonoma, Inc.	53,759	1,918,659
AnnTaylor Stores Corp.*	63,591	1,741,758
Bally Technologies, Inc.*	34,645	1,461,673
Strayer Education, Inc.	9,570	1,456,745
WMS Industries, Inc.*	27,045	1,223,516
Lamar Advertising Co. — Class A*	29,455	1,173,487
Gentex Corp.	35,466	1,048,375

Total Consumer Discretionary		88,292,787

Information Technology — 26.9%
Rackspace Hosting, Inc.*	169,807	5,333,638
Riverbed Technology, Inc.*	147,575	5,190,213
Cree, Inc.*	76,156	5,017,919
Skyworks Solutions, Inc.*	146,327	4,189,342
Informatica Corp.*	91,995	4,050,540
TIBCO Software, Inc.*	176,807	3,484,866
Advent Software, Inc.*	56,109	3,249,833
Equinix, Inc.*	34,412	2,796,319
Concur Technologies, Inc.*	53,015	2,753,069
ANSYS, Inc.*	52,857	2,752,264
Rovi Corp.*	41,669	2,583,895
Solera Holdings, Inc.	50,303	2,581,550
Factset Research Systems, Inc.	27,424	2,571,274
Lender Processing Services, Inc.	81,191	2,396,758
Polycom, Inc.*	61,418	2,394,074
CommScope, Inc.*	76,349	2,383,616
MICROS Systems, Inc.*	45,670	2,003,086
Quest Software, Inc.*	68,000	1,886,320
Gartner, Inc.*	56,656	1,880,979
Atmel Corp.*	141,322	1,741,087
ADTRAN, Inc.	47,903	1,734,567
Semtech Corp.*	75,845	1,717,131
Global Payments, Inc.	36,194	1,672,525
Alliance Data Systems Corp.*	21,277	1,511,305
Silicon Laboratories, Inc.*	30,844	1,419,441
Digital River, Inc.*	40,784	1,403,785
NeuStar, Inc. — Class A*	48,300	1,258,215
Jack Henry & Associates, Inc.	39,158	1,141,456
Zebra Technologies Corp. — Class A*	27,842	1,057,717
RF Micro Devices, Inc.*	139,065	1,022,128
ACI Worldwide, Inc.*	35,125	943,809

Total Information Technology		76,122,721

Health Care — 15.3%
Medicis Pharmaceutical Corp. — Class A	144,994	3,884,389
Allscripts Healthcare Solutions, Inc.*	199,865	3,851,399
Edwards Lifesciences Corp.*	41,635	3,365,774
United Therapeutics Corp.*	53,086	3,356,097
Mednax, Inc.*	49,770	3,349,023
Health Management Associates, Inc. — Class A*	308,790	2,945,857
Endo Pharmaceuticals Holdings, Inc.*	78,116	2,789,522
IDEXX Laboratories, Inc.*	38,979	2,698,126
ResMed, Inc.*	77,208	2,674,485
Perrigo Co.	40,550	2,568,032
Universal Health Services, Inc. — Class B	58,608	2,544,759
Kinetic Concepts, Inc.*	54,573	2,285,517
Lincare Holdings, Inc.	76,176	2,043,802
Thoratec Corp.*	66,733	1,889,879
Gen-Probe, Inc.*	29,534	1,723,309
Mettler-Toledo International, Inc.*	9,133	1,381,001

Total Health Care		43,350,971

Industrials — 7.9%
Bucyrus International, Inc. — Class A	60,853	5,440,258
Joy Global, Inc.	59,452	5,157,461
BE Aerospace, Inc.*	105,028	3,889,187
Baldor Electric Co.	59,910	3,776,726
Copart, Inc.*	45,050	1,682,618
Woodward Governor Co.	39,050	1,466,718
Rollins, Inc.	52,400	1,034,900

Total Industrials		22,447,868

Materials — 4.8%
NewMarket Corp.	36,223	4,468,831
Intrepid Potash, Inc.*	81,000	3,020,490
Lubrizol Corp.	27,400	2,928,512
Compass Minerals International, Inc.	21,917	1,956,531
Albemarle Corp.	18,658	1,040,743

Total Materials		13,415,107

Energy — 4.3%
Dril-Quip, Inc.*	42,804	3,326,727
Atwood Oceanics, Inc.*	87,259	3,260,869
Oceaneering International, Inc.*	44,248	3,257,980
Bill Barrett Corp.*	56,403	2,319,855

Total Energy		12,165,431

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	S&P MidCap 400 Pure Growth Fund

	Shares	Value

COMMON STOCKS† — 99.5% (continued)
Financials — 4.3%
SL Green Realty Corp.	45,689	$3,084,464
Macerich Co.	46,167	2,186,931
Jones Lang LaSalle, Inc.	23,477	1,970,190
Corporate Office Properties Trust	49,417	1,727,124
Waddell & Reed Financial, Inc. — Class A	44,315	1,563,876
MSCI, Inc. — Class A*	38,009	1,480,831

Total Financials		12,013,416

Consumer Staples — 2.7%
Green Mountain Coffee Roasters, Inc.*	139,433	4,581,768
Hansen Natural Corp.*	57,631	3,012,949

Total Consumer Staples		7,594,717

Telecommunication Services - 2.1%
Syniverse Holdings, Inc.*	117,613	3,628,361
tw telecom, Inc. — Class A*	135,107	2,303,575

Total Telecommunication Services		5,931,936

Total Common Stocks (Cost $258,132,620)		281,334,954

WARRANT†† — 0.0%
Consumer Discretionary — 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	18	5

Total Consumer Discretionary		5

Total Warrant (Cost $—)		5

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 — 0.9%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	$1,015,269	$1,015,269
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	571,446	571,446
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	405,446	405,446
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	285,723	285,723
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	202,802	202,802

Total Repurchase Agreements (Cost $2,480,686)		2,480,686

Total Investments — 100.4% (Cost $260,613,306)		$283,815,645
Liabilities, Less Cash & Other Assets — (0.4)%		(1,127,883)

Total Net Assets — 100.0%		$282,687,762

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	S&P MidCap 400 Pure Value Fund

	Shares	Value

COMMON STOCKS† — 99.6%
Financials — 22.9%
First American Financial Corp.	34,610	$517,073
Unitrin, Inc.	15,827	388,395
Protective Life Corp.	12,929	344,429
Reinsurance Group of America, Inc. — Class A	6,381	342,724
Fidelity National Financial, Inc. — Class A	23,397	320,071
Transatlantic Holdings, Inc.	5,749	296,763
Everest Re Group Ltd.	3,005	254,884
Hanover Insurance Group, Inc.	5,425	253,456
American Financial Group, Inc.	7,841	253,186
BancorpSouth, Inc.	15,670	249,937
Old Republic International Corp.	16,134	219,906
StanCorp Financial Group, Inc.	4,850	218,929
International Bancshares Corp.	8,840	177,065
Mercury General Corp.	4,020	172,900
Astoria Financial Corp.	11,972	166,531
W.R. Berkley Corp.	6,040	165,375
HCC Insurance Holdings, Inc.	5,686	164,553
Washington Federal, Inc.	9,626	162,872
Synovus Financial Corp.	58,829	155,309
Fulton Financial Corp.	13,154	136,012
Associated Banc-Corp.	8,516	129,017
Hospitality Properties Trust	5,281	121,674
Webster Financial Corp.	5,310	104,607
First Niagara Financial Group, Inc.	7,020	98,140
Apollo Investment Corp.	8,705	96,364

Total Financials		5,510,172

Industrials — 14.0%
URS Corp.*	11,032	459,042
Manpower, Inc.	4,796	300,997
KBR, Inc.	9,119	277,856
Granite Construction, Inc.	9,935	272,517
Navigant Consulting, Inc.*	29,522	271,602
Aecom Technology Corp.*	9,516	266,163
Brink’s Co.	9,756	262,241
AirTran Holdings, Inc.*	33,987	251,164
Shaw Group, Inc.*	6,763	231,497
Harsco Corp.	7,149	202,460
JetBlue Airways Corp.*	29,556	195,365
Alliant Techsystems, Inc.	1,772	131,890
Trinity Industries, Inc.	4,781	127,222
Con-way, Inc.	2,881	105,358

Total Industrials		3,355,374

Consumer Discretionary — 13.7%
Barnes & Noble, Inc.	33,046	467,601
Boyd Gaming Corp.*	39,869	422,611
Collective Brands, Inc.*	17,920	378,112
Regis Corp.	17,419	289,155
American Greetings Corp. — Class A	12,508	277,177
Scholastic Corp.	7,566	223,500
Wendy’s — Class A	46,980	217,048
Rent-A-Center, Inc. — Class A	6,076	196,133
Bob Evans Farms, Inc.	5,929	195,420
Mohawk Industries, Inc.*	2,750	156,090
Foot Locker, Inc.	6,570	128,903
Career Education Corp.*	6,160	127,697
KB Home	8,510	114,800
MDC Holdings, Inc.	3,730	107,312

Total Consumer Discretionary		3,301,559

Information Technology — 11.9%
CoreLogic, Inc.	34,521	639,329
Ingram Micro, Inc. — Class A*	25,718	490,957
Tech Data Corp.*	10,203	449,136
Avnet, Inc.*	11,867	391,967
Arrow Electronics, Inc.*	11,202	383,668
AOL, Inc.*	11,590	274,799
SRA International, Inc. — Class A*	5,611	114,745
Convergys Corp.*	7,826	103,068

Total Information Technology		2,847,669

Health Care — 11.0%
Kindred Healthcare, Inc.*	38,042	698,831
Omnicare, Inc.	18,813	477,662
Community Health Systems, Inc.*	12,364	462,043
Owens & Minor, Inc.	11,424	336,208
Health Net, Inc.*	10,979	299,617
LifePoint Hospitals, Inc.*	6,631	243,689
Teleflex, Inc.	2,518	135,494

Total Health Care		2,653,544

Utilities — 8.6%
PNM Resources, Inc.	30,624	398,725
Questar Corp.	15,100	262,891
Atmos Energy Corp.	7,313	228,166
N.V. Energy, Inc.	14,121	198,400
Great Plains Energy, Inc.	9,876	191,496
Dynegy, Inc. — Class A*	33,289	187,084
UGI Corp.	5,118	161,626
WGL Holdings, Inc.	3,816	136,498
Hawaiian Electric Industries, Inc.	4,748	108,207
Vectren Corp.	3,684	93,500
IDACORP, Inc.	2,496	92,302

Total Utilities		2,058,895

Consumer Staples — 6.2%
Smithfield Foods, Inc.*	20,690	426,835
Universal Corp.	9,094	370,126
BJ’s Wholesale Club, Inc.*	6,465	309,673
Ruddick Corp.	5,818	214,335
Ralcorp Holdings, Inc.*	2,464	160,185

Total Consumer Staples		1,481,154

Materials — 5.4%
Ashland, Inc.	6,536	332,421
Commercial Metals Co.	15,251	253,014
Reliance Steel & Aluminum Co.	3,840	196,224
Worthington Industries, Inc.	5,888	108,339
Olin Corp.	4,923	101,020
Cabot Corp.	2,673	100,639
Temple-Inland, Inc.	4,676	99,318
Louisiana-Pacific Corp.*	10,468	99,027

Total Materials		1,290,002

Energy — 4.4%
Overseas Shipholding Group, Inc.	9,851	348,923
Frontier Oil Corp.	9,740	175,417
Helix Energy Solutions Group, Inc.*	13,190	160,127
Tidewater, Inc.	2,638	142,030

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	S&P MidCap 400 Pure Value Fund

	Shares	Value

COMMON STOCKS† — 99.6% (continued)
Energy — 4.4% (continued)
Exterran Holdings, Inc.*	5,498	$131,677
Southern Union Co.	3,962	95,365

Total Energy		1,053,539

Telecommunication Services — 1.5%
Telephone & Data Systems, Inc.	5,710	208,701
Cincinnati Bell, Inc.*	57,079	159,821

Total Telecommunication Services		368,522

Total Common Stocks (Cost $20,904,761)		23,920,430

WARRANT†† — 0.0%
Consumer Discretionary — 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	176	55

Total Warrant (Cost $—)		55

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 — 0.6%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	$62,889	$62,889
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	35,397	35,397
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	25,114	25,114
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	17,698	17,698
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	12,562	12,562

Total Repurchase Agreements (Cost $153,660)		153,660

Total Investments — 100.2% (Cost $21,058,421)		$24,074,145
Liabilities, Less Cash & Other Assets — (0.2)%		(59,524)

Total Net Assets — 100.0%		$24,014,621

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	S&P SmallCap 600 Pure Growth Fund

	Shares	Value

COMMON STOCKS† — 99.6%
Information Technology — 31.8%
Sourcefire, Inc.*	54,834	$1,421,846
Blue Coat Systems, Inc.*	46,410	1,386,267
Synchronoss Technologies, Inc.*	47,800	1,276,738
Ebix, Inc.*	51,013	1,207,478
TriQuint Semiconductor, Inc.*	101,647	1,188,253
Interactive Intelligence, Inc.*	44,859	1,173,511
Netscout Systems, Inc.*	50,931	1,171,922
Kopin Corp.*	243,713	1,013,846
Wright Express Corp.*	21,965	1,010,390
Volterra Semiconductor Corp.*	43,300	1,002,828
RightNow Technologies, Inc.*	42,350	1,002,424
Smith Micro Software, Inc.*	62,716	987,150
CommVault Systems, Inc.*	33,816	967,814
Novatel Wireless, Inc.*	98,395	939,672
comScore, Inc.*	41,043	915,669
Taleo Corp. — Class A*	32,558	900,229
TTM Technologies, Inc.*	57,639	859,397
Compellent Technologies, Inc.*	31,138	859,097
Radiant Systems, Inc.*	42,831	838,203
Bottomline Technologies, Inc.*	38,530	836,486
Blackbaud, Inc.	31,132	806,319
Kulicke & Soffa Industries, Inc.*	109,200	786,240
Perficient, Inc.*	61,097	763,713
Diodes, Inc.*	28,210	761,388
Power Integrations, Inc.	18,930	759,850
MAXIMUS, Inc.	11,539	756,728
Mercury Computer Systems, Inc.*	40,351	741,651
Tyler Technologies, Inc.*	34,623	718,773
Ceva, Inc.*	35,000	717,500
Oplink Communications, Inc.*	37,129	685,773
Liquidity Services, Inc.*	46,911	659,100
MicroStrategy, Inc. — Class A*	7,464	637,948
Synaptics, Inc.*	21,704	637,664
OSI Systems, Inc.*	16,900	614,484
DTS, Inc.*	11,100	544,455
Netgear, Inc.*	15,362	517,392
j2 Global Communications, Inc.*	17,447	505,091
Monolithic Power Systems, Inc.*	29,967	495,055
CSG Systems International, Inc.*	25,718	487,099
Stratasys, Inc.*	14,899	486,303
Hittite Microwave Corp.*	7,450	454,748
JDA Software Group, Inc.*	15,799	442,372
Websense, Inc.*	21,732	440,073
Veeco Instruments, Inc.*	10,143	435,743
DG FastChannel, Inc.*	14,200	410,096
Sonic Solutions, Inc.*	27,300	409,500
Littelfuse, Inc.	8,200	385,892
iGate Corp.	18,600	366,606
Stamps.com, Inc.	25,204	333,953
Viasat, Inc.*	7,300	324,193
Forrester Research, Inc.	8,700	307,023

Total Information Technology		38,351,945

Consumer Discretionary — 26.7%
Sturm Ruger & Company, Inc.	81,805	1,250,798
Texas Roadhouse, Inc. — Class A*	70,018	1,202,209
Coinstar, Inc.*	21,300	1,202,172
BJ’s Restaurants, Inc.*	33,801	1,197,569
DineEquity, Inc.*	23,200	1,145,616
CROCS, Inc.*	66,647	1,140,997
Jos A. Bank Clothiers, Inc.*	28,290	1,140,653
Lumber Liquidators Holdings, Inc.*	44,001	1,096,065
Jo-Ann Stores, Inc.*	18,100	1,089,982
Iconix Brand Group, Inc.*	50,218	969,710
Interval Leisure Group, Inc.*	58,328	941,414
Buckle, Inc.	24,420	922,343
PF Chang’s China Bistro, Inc.	18,491	896,074
Buffalo Wild Wings, Inc.*	20,321	891,076
Kirkland’s, Inc.*	63,021	884,185
Cabela’s, Inc.*	40,437	879,505
Zumiez, Inc.*	32,342	869,030
Steven Madden Ltd.*	20,820	868,610
True Religion Apparel, Inc.*	38,625	859,792
National Presto Industries, Inc.	6,269	815,033
Monro Muffler Brake, Inc.	23,350	807,676
CEC Entertainment, Inc.*	20,527	797,063
Kid Brands, Inc.*	86,100	736,155
Cracker Barrel Old Country Store, Inc.	13,413	734,630
Arbitron, Inc.	17,299	718,254
HSN, Inc.*	23,434	718,018
Peet’s Coffee & Tea, Inc.*	17,000	709,580
Hibbett Sports, Inc.*	18,359	677,447
Biglari Holdings, Inc.*	1,600	656,336
Maidenform Brands, Inc.*	27,100	644,167
California Pizza Kitchen, Inc.*	37,134	641,676
Blue Nile, Inc.*	11,023	628,972
Capella Education Co.*	8,558	569,792
American Public Education, Inc.*	13,600	506,464
Pre-Paid Legal Services, Inc.*	8,000	482,000
PetMed Express, Inc.	26,100	464,841
Universal Electronics, Inc.*	15,578	441,948
Volcom, Inc.	23,118	436,237
Universal Technical Institute, Inc.	15,300	336,906
Carter’s, Inc.*	10,300	303,953

Total Consumer Discretionary		32,274,948

Health Care — 21.0%
Hi-Tech Pharmacal Company, Inc.*	65,679	1,638,691
Par Pharmaceutical Companies, Inc.*	35,904	1,382,663
Air Methods Corp.*	22,920	1,289,708
MWI Veterinary Supply, Inc.*	17,271	1,090,664
Neogen Corp.*	23,385	959,487
IPC The Hospitalist Company, Inc.*	24,535	957,110
Arqule, Inc.*	162,854	955,953
Quality Systems, Inc.	13,566	947,178
Cooper Companies, Inc.	16,757	944,089
Regeneron Pharmaceuticals, Inc.*	28,699	942,188
HMS Holdings Corp.*	13,885	899,331
Align Technology, Inc.*	43,378	847,606
Catalyst Health Solutions, Inc.*	18,141	843,375
American Medical Systems Holdings, Inc.*	43,805	826,162
Healthspring, Inc.*	30,166	800,304
Salix Pharmaceuticals Ltd.*	15,777	740,888
Parexel International Corp.*	33,500	711,205
Corvel Corp.*	13,995	676,658

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	S&P SmallCap 600 Pure Growth Fund

	Shares	Value

COMMON STOCKS† — 99.6% (continued)
Health Care — 21.0% (continued)
Bio-Reference Labs, Inc.*	30,022	$665,888
Cyberonics, Inc.*	21,200	657,624
Dionex Corp.*	5,515	650,825
Integra LifeSciences Holdings Corp.*	13,569	641,814
Ensign Group, Inc.	25,500	634,185
Almost Family, Inc.*	16,412	630,549
Genoptix, Inc.*	32,775	623,381
Cubist Pharmaceuticals, Inc.*	26,799	573,499
Abaxis, Inc.*	20,494	550,264
Viropharma, Inc.*	26,400	457,248
Chemed Corp.	6,600	419,166
Kensey Nash Corp.*	14,855	413,415
Haemonetics Corp.*	6,000	379,080
Enzo Biochem, Inc.*	63,666	336,157
Zoll Medical Corp.*	8,478	315,636

Total Health Care		25,401,991

Industrials — 5.7%
Dolan Co.*	103,115	1,435,361
Triumph Group, Inc.	8,600	768,926
Consolidated Graphics, Inc.*	15,100	731,293
Vicor Corp.	38,120	625,168
Allegiant Travel Co. — Class A	12,303	605,800
American Science & Engineering, Inc.	6,200	528,426
II-VI, Inc.*	11,100	514,596
Orion Marine Group, Inc.*	40,941	474,915
Exponent, Inc.*	11,500	431,595
Applied Signal Technology, Inc.	11,100	420,579
Healthcare Services Group, Inc.	18,500	300,995

Total Industrials		6,837,654

Financials — 4.1%
World Acceptance Corp.*	20,776	1,096,973
Portfolio Recovery Associates, Inc.*	10,135	762,152
Ezcorp, Inc. — Class A*	27,600	748,788
Cash America International, Inc.	17,506	646,497
First Cash Financial Services, Inc.*	20,489	634,954
Stifel Financial Corp.*	7,468	463,315
eHealth, Inc.*	22,445	318,494
Signature Bank *	5,431	271,550

Total Financials		4,942,723

Consumer Staples — 3.8%
Medifast, Inc.*	49,820	1,438,801
Boston Beer Company, Inc. — Class A*	10,222	972,010
TreeHouse Foods, Inc.*	16,588	847,481
Darling International, Inc.*	57,418	762,511
Calavo Growers, Inc.	25,517	588,167

Total Consumer Staples		4,608,970

Materials — 3.4%
Schweitzer-Mauduit International, Inc.	15,676	986,334
KapStone Paper and Packaging Corp.*	60,800	930,240
Buckeye Technologies, Inc.	42,410	891,034
Balchem Corp.	24,830	839,502
Quaker Chemical Corp.	11,161	465,079

Total Materials		4,112,189

Energy — 1.9%
Gulfport Energy Corp.*	36,936	799,664
Contango Oil & Gas Co.*	10,750	622,748
Oil States International, Inc.*	7,401	474,330
CARBO Ceramics, Inc.	3,483	360,630

Total Energy		2,257,372

Telecommunication Services — 1.2%
Neutral Tandem, Inc.*	40,700	587,708
Atlantic Tele-Network, Inc.	13,522	518,433
Cbeyond, Inc.*	25,100	383,528

Total Telecommunication Services		1,489,669

Total Common Stocks (Cost $111,799,633)		120,277,461

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 — 0.6%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	300,376	300,376
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	169,067	169,067
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	119,955	119,955
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	84,534	84,534
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	60,001	60,001

Total Repurchase Agreements (Cost $733,933)		733,933

Total Investments — 100.2% (Cost $112,533,566)		$121,011,394
Liabilities, Less Cash & Other Assets — (0.2)%		(279,720)

Total Net Assets — 100.0%		$120,731,674

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	S&P Small Cap 600 Pure Value Fund

	Shares	Value

COMMON STOCKS† — 99.8%
Consumer Discretionary — 26.1%
Corinthian Colleges, Inc.*	384,753	$2,004,563
Audiovox Corp. — Class A*	229,424	1,979,929
Standard Pacific Corp.*	306,489	1,409,849
O’Charleys, Inc.*	180,776	1,301,587
Tuesday Morning Corp.*	236,487	1,248,651
Lithia Motors, Inc. — Class A	82,921	1,184,941
MarineMax, Inc.*	124,275	1,161,971
La-Z-Boy, Inc. — Class Z*	126,654	1,142,419
Red Robin Gourmet Burgers, Inc.*	52,899	1,135,742
Group 1 Automotive, Inc.	25,172	1,051,183
Fred’s, Inc. — Class A	75,797	1,042,967
Spartan Motors, Inc.	170,199	1,036,512
HOT Topic, Inc.	158,805	995,707
Sonic Automotive, Inc. — Class A	73,659	975,245
Christopher & Banks Corp.	144,554	889,007
Callaway Golf Co.	109,235	881,527
Brown Shoe Company, Inc.	61,017	849,967
Zale Corp.*	195,788	834,057
Stage Stores, Inc.	47,637	826,026
Standard Motor Products, Inc.	59,166	810,574
PEP Boys-Manny Moe & Jack	57,328	769,915
Stein Mart, Inc.	76,451	707,172
Quiksilver, Inc.*	135,676	687,877
Haverty Furniture Companies, Inc.	50,474	655,153
Blyth, Inc.	16,338	563,334
OfficeMax, Inc.*	31,250	553,125
Coldwater Creek, Inc.*	160,454	508,639
Live Nation Entertainment, Inc.*	43,505	496,827
Ruth’s Hospitality Group, Inc.*	102,006	472,288
Helen of Troy Ltd.*	13,963	415,260
Jack in the Box, Inc.*	19,516	412,373
Multimedia Games, Inc.*	66,300	369,954
Ruby Tuesday, Inc.*	24,536	320,440
Skechers U.S.A., Inc. — Class A*	13,700	274,000
Marcus Corp.	19,992	265,294

Total Consumer Discretionary		30,234,075

Industrials — 17.0%
School Specialty, Inc.*	137,925	1,921,295
Skywest, Inc.	93,088	1,454,035
Gibraltar Industries, Inc.*	79,270	1,075,694
Apogee Enterprises, Inc.	79,527	1,071,229
EMCOR Group, Inc.*	34,398	996,854
Federal Signal Corp.	144,677	992,484
Universal Forest Products, Inc.	23,729	923,058
SFN Group, Inc.*	93,132	908,968
Comfort Systems USA, Inc.	67,591	890,174
ABM Industries, Inc.	30,187	793,918
United Stationers, Inc.*	11,871	757,489
Briggs & Stratton Corp.	33,047	650,696
Griffon Corp.*	47,957	610,972
Lydall, Inc.*	75,762	609,884
G&K Services, Inc. — Class A	19,471	601,849
CDI Corp.	31,588	587,221
Kelly Services, Inc. — Class A*	30,631	575,863
Lawson Products, Inc.	21,954	546,435
Volt Information Sciences, Inc.*	60,956	527,269
On Assignment, Inc.*	63,387	516,604
Dycom Industries, Inc.*	32,439	478,475
Powell Industries, Inc.*	12,940	425,467
GenCorp, Inc.*	77,026	398,224
AAR Corp.*	14,107	387,519
Standard Register Co.	112,984	385,276
Curtiss-Wright Corp.	10,400	345,280
Standex International Corp.	9,596	287,016
Viad Corp.	28	713

Total Industrials		19,719,961

Financials — 15.6%
SWS Group, Inc.	309,555	1,563,253
Wilmington Trust Corp.	274,579	1,191,673
First BanCorp*	1,990,486	915,624
Stewart Information Services Corp.	78,601	906,270
Piper Jaffray Companies, Inc.*	24,935	872,974
Susquehanna Bancshares, Inc.	87,649	848,442
Selective Insurance Group, Inc.	43,649	792,229
Horace Mann Educators Corp.	43,749	789,232
Bank Mutual Corp.	159,044	760,230
Investment Technology Group, Inc.*	46,263	757,325
Wintrust Financial Corp.	21,953	725,108
Hanmi Financial Corp.*	628,660	722,959
Presidential Life Corp.	69,118	686,342
United Community Banks, Inc.*	312,629	609,627
Delphi Financial Group, Inc. — Class A	18,639	537,549
Whitney Holding Corp.	37,661	532,903
First Midwest Bancorp, Inc.	41,421	477,170
Wilshire Bancorp, Inc.	58,593	446,479
United Fire & Casualty Co.	19,693	439,548
Interactive Brokers Group, Inc. — Class A	23,805	424,205
Navigators Group, Inc.*	8,087	407,180
Infinity Property & Casualty Corp.	6,244	385,879
Pinnacle Financial Partners, Inc.*	25,840	350,907
Cedar Shopping Centers, Inc.	51,676	325,042
AMERISAFE, Inc.*	18,337	320,897
Safety Insurance Group, Inc.	6,740	320,622
Boston Private Financial Holdings, Inc.	48,180	315,579
Kite Realty Group Trust	54,345	294,006
PrivateBancorp, Inc. — Class A	20,336	292,432

Total Financials		18,011,686

Information Technology — 14.4%
Ciber, Inc.*	453,474	2,122,258
StarTek, Inc.*	382,811	1,940,852
Agilysys, Inc.*	313,925	1,767,398
SYNNEX Corp.*	39,263	1,225,006
Insight Enterprises, Inc.*	79,152	1,041,640
Benchmark Electronics, Inc.*	46,453	843,586
THQ, Inc.*	128,816	780,625
Brightpoint, Inc.*	88,506	772,657
Hutchinson Technology, Inc.*	198,429	736,172
Scansource, Inc.*	22,864	729,362
Black Box Corp.	17,683	677,082
CACI International, Inc. — Class A*	12,000	640,800
Gerber Scientific, Inc.*	79,595	626,413

Schedule of Investments	Domestic Equity Funds
December 31, 2010 (Unaudited)	S&P Small Cap 600 Pure Value Fund

	Shares	Value

COMMON STOCKS† — 99.8% (continued)
Information Technology — 14.4% (continued)
United Online, Inc.	94,382	$622,921
Brooks Automation, Inc.*	55,309	501,653
Anixter International, Inc.	6,900	412,137
Digi International, Inc.*	29,205	324,175
Infospace, Inc.*	38,837	322,347
Arris Group, Inc.*	25,157	282,261
Comtech Telecommunications Corp.	9,959	276,163

Total Information Technology		16,645,508

Health Care — 11.2%
Kendle International, Inc.*	187,097	2,037,486
PharMerica Corp.*	123,472	1,413,754
Molina Healthcare, Inc.*	43,389	1,208,384
Centene Corp.*	40,181	1,018,187
Healthways, Inc.*	86,037	960,173
Cross Country Healthcare, Inc.*	112,721	954,747
Amedisys, Inc.*	28,344	949,524
RehabCare Group, Inc.*	39,129	927,357
Gentiva Health Services, Inc.*	29,051	772,757
Cambrex Corp.*	142,061	734,455
Invacare Corp.	19,990	602,899
Symmetry Medical, Inc.*	59,529	550,643
Amsurg Corp. — Class A*	25,506	534,351
CONMED Corp.*	12,582	332,542

Total Health Care		12,997,259

Consumer Staples — 5.9%
Seneca Foods Corp. — Class A*	59,486	1,604,932
Alliance One International, Inc.*	346,231	1,468,020
Spartan Stores, Inc.	62,628	1,061,545
Nash Finch Co.	24,298	1,032,908
Central Garden and Pet Co. — Class A*	98,348	971,678
Sanderson Farms, Inc.	10,436	408,569
Casey’s General Stores, Inc.	7,988	339,570

Total Consumer Staples		6,887,222

Materials — 4.2%
A. Schulman, Inc.	40,357	923,772
Penford Corp.*	145,715	890,319
Wausau Paper Corp.	83,849	721,940
Headwaters, Inc.*	119,118	545,560
AM Castle & Co.*	28,510	524,869
Myers Industries, Inc.	48,761	474,932
Kaiser Aluminum Corp.	9,000	450,810
Stepan Co.	4,298	327,808

Total Materials		4,860,010

Energy — 3.1%
World Fuel Services Corp.	25,135	908,882
Hornbeck Offshore Services, Inc.*	31,001	647,301
Seahawk Drilling, Inc.*	63,474	568,092
Matrix Service Co.*	41,846	509,684
Holly Corp.	9,100	371,007
Bristow Group, Inc.*	6,428	304,366
Tetra Technologies, Inc.*	24,904	295,610

Total Energy		3,604,942

Utilities — 2.3%
Central Vermont Public Service Corp.	30,645	669,900
Laclede Group, Inc.	17,267	630,936
Avista Corp.	22,453	505,642
NorthWestern Corp.	10,829	312,200
CH Energy Group, Inc.	5,743	280,775
Southwest Gas Corp.	7,323	268,534

Total Utilities		2,667,987

Total Common Stocks (Cost $108,597,956)		115,628,650

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 — 0.5%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	224,894	224,894
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	126,582	126,582
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	89,812	89,812
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	63,291	63,291
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	44,923	44,923

Total Repurchase Agreements (Cost $549,502)		549,502

Total Investments — 100.3% (Cost $109,147,458)		$116,178,152
Liabilities, Less Cash & Other Assets — (0.3)%		(309,458)

Total Net Assets — 100.0%		$115,868,694

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

Schedule of Investments	International Equity Funds
December 31, 2010 (Unaudited)	Europe 1.25x Strategy Fund

	Shares	Value

COMMON STOCKS† — 68.2%
Financials — 13.9%
HSBC Holdings plc ADR	18,810	$960,062
Banco Santander S.A. ADR	54,500	580,425
Deutsche Bank AG	7,670	399,223
UBS AG	22,970	378,316
Credit Suisse Group AG ADR	8,460	341,869
Banco Bilbao Vizcaya Argentaria S.A. ADR	30,500	310,185
Barclays plc ADR	17,340	286,457
ING Groep N.V. ADR	21,880	214,205

Total Financials		3,470,742

Energy — 13.8%
Total S.A. ADR	22,000	1,176,560
Royal Dutch Shell plc ADR	11,800	788,004
ENI SpA ADR	17,100	747,954
BP plc ADR	16,850	744,264

Total Energy		3,456,782

Health Care — 11.7%
Novartis AG ADR	24,310	1,433,074
GlaxoSmithKline plc ADR	14,780	579,672
AstraZeneca plc ADR	10,490	484,533
Sanofi-Aventis S.A. ADR	9,813	316,273
Alcon, Inc.	730	119,282

Total Health Care		2,932,834

Telecommunication Services — 9.6%
France Telecom S.A. ADR	37,990	800,829
Vodafone Group plc ADR	28,320	748,498
Telefonica S.A. ADR	9,120	623,991
Deutsche Telekom AG ADR	18,068	231,270

Total Telecommunication Services		2,404,588

Materials — 6.0%
Rio Tinto plc ADR	9,600	687,936
BHP Billiton Ltd. ADR	6,120	568,671
ArcelorMittal	6,140	234,118

Total Materials		1,490,725

Consumer Staples — 4.2%
Diageo plc ADR	5,260	390,976
Unilever N.V.	12,420	389,988
British American Tobacco plc ADR	3,490	271,173

Total Consumer Staples		1,052,137

Industrials — 3.3%
Siemens AG ADR	6,610	821,293

Information Technology — 2.8%
SAP AG ADR	5,860	296,575
Telefonaktiebolaget LM Ericsson ADR	18,610	214,573
Nokia Oyj ADR	18,310	188,959

Total Information Technology		700,107

Consumer Discretionary — 2.1%
Daimler AG	7,900	533,882

Utilities — 0.8%
Veolia Environnement S.A. ADR	6,840	200,822

Total Common Stocks (Cost $15,659,623)		17,063,912

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 — 25.3%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	$2,586,645	$2,586,645
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	1,455,898	1,455,898
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	1,032,974	1,032,974
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	727,949	727,949
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	516,687	516,687

Total Repurchase Agreements (Cost $6,320,153)		6,320,153

Total Investments — 93.5% (Cost $21,979,776)		$23,384,065
Cash & Other Assets, Less Liabilities — 6.5%		1,619,885

Total Net Assets — 100.0%		$25,003,950

		Unrealized
	Contracts	Gain (Loss)

CURRENCY FUTURES CONTRACTS PURCHASED†
March 2011 EURO Currency Futures Contracts (Aggregate Value of Contracts $14,197,125)	85	$173,824

FUTURE CONTRACTS PURCHASED†
March 2011 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $4,521,518)	131	(27,531)
March 2011 EURO STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $6,057,624)	162	$(145,031)

(Total Aggregate Value of Contracts $24,776,267)		$(172,562)

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	International Equity Funds
December 31, 2010 (Unaudited)	Japan 2x Strategy Fund

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 — 75.6%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	$4,844,236	$4,844,236
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	2,726,587	2,726,587
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	1,934,541	1,934,541
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	1,363,293	1,363,293
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	967,645	967,645

Total Repurchase Agreements (Cost $11,836,302)		11,836,302

Total Investments — 75.6% (Cost $11,836,302)		$11,836,302
Cash & Other Assets, Less Liabilities — 24.4%		3,820,711

Total Net Assets — 100.0%		$15,657,013

		Unrealized
	Contracts	Gain (Loss)

CURRENCY FUTURES CONTRACTS PURCHASED†
March 2011 Japanese Yen Currency Futures Contracts (Aggregate Value of Contracts $31,896,113)	207	$691,657

FUTURES CONTRACTS PURCHASED†
March 2011 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $30,987,350)	607	(66,413)

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

[1]	Repurchase Agreements — See Note 2.

Schedule of Investments	Specialty Funds
December 31, 2010 (Unaudited)	Strengthening U.S. Dollar 2x Strategy Fund

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† — 56.7%
Freddie Mac[1]
0.20% due 07/12/11	$10,000,000	$9,990,500
0.23% due 08/16/11	5,000,000	4,993,750
Fannie Mae[1]
0.22% due 07/18/11	10,000,000	9,990,200

Total Federal Agency Discount Notes (Cost $24,969,982)		24,974,450

REPURCHASE AGREEMENTS††,2 — 40.5%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	7,309,512	7,309,512
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	4,114,172	4,114,172
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	2,919,046	2,919,046
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	2,057,086	2,057,086
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	1,460,088	1,460,088

Total Repurchase Agreements (Cost $17,859,904)		17,859,904

Total Investments — 97.2% (Cost $42,829,886)		$42,834,354
Cash & Other Assets, Less Liabilities — 2.8%		1,245,322

Total Net Assets — 100.0%		$44,079,676

		Unrealized
	Contracts	Loss

CURRENCY FUTURES CONTRACTS PURCHASED†
March 2011 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $80,330,900)	1,013	$(1,024,522)

		Unrealized
	Units	Loss

CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International March 2011 U.S. Dollar Index Swap, Terminating 03/01/11[3] (Notional Value $8,021,639)	101,365	$(37,637)

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	Repurchase Agreements — See Note 2.

3	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

Schedule of Investments	Specialty Funds
December 31, 2010 (Unaudited)	Weakening U.S. Dollar 2x Strategy Fund

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† — 65.7%
Freddie Mac[1]
0.20% due 07/12/11	$10,000,000	$9,990,500
Fannie Mae[1]
0.22% due 07/18/11	10,000,000	9,990,200

Total Federal Agency Discount Notes (Cost $19,977,234)		19,980,700

REPURCHASE AGREEMENTS ††,2 — 29.0%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	3,603,749	3,603,749
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	2,028,377	2,028,377
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	1,439,153	1,439,153
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	1,014,188	1,014,188
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	719,856	719,856

Total Repurchase Agreements (Cost $8,805,323)		8,805,323

Total Investments — 94.7% (Cost $28,782,557)		$28,786,023
Cash & Other Assets, Less Liabilities — 5.3%		1,619,790

Total Net Assets — 100.0%		$30,405,813

		Unrealized
	Contracts	Gain

CURRENCY FUTURES CONTRACTS SOLD SHORT†
March 2011 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $53,289,600)	672	$634,259

		Unrealized
	Units	Gain

CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International March 2011 U.S. Dollar Index Swap, Terminating 03/11/11[3] (Notional Value $7,493,031)	94,685	$61,453

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	Repurchase Agreements — See Note 2.

3	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

Schedule of Investments	Specialty Funds
December 31, 2010 (Unaudited)	Real Estate Fund

	Shares	Value

COMMON STOCKS† — 100.5%
Real Estate Investment Trusts (REITs) — 94.7%
Specialized Reit’s — 24.3%
Public Storage	5,849	$593,206
HCP, Inc.	14,117	519,364
Host Hotels & Resorts, Inc.	28,047	501,200
Ventas, Inc.	7,751	406,772
Health Care REIT, Inc.	7,843	373,641
Plum Creek Timber Company, Inc.	9,223	345,401
Nationwide Health Properties, Inc.	8,583	312,250
Rayonier, Inc.	5,460	286,759
Senior Housing Properties Trust	11,630	255,162
Hospitality Properties Trust	10,372	238,971
Omega Healthcare Investors, Inc.	9,423	211,452
Entertainment Properties Trust	4,516	208,865
DiamondRock Hospitality Co.*	16,409	196,908
LaSalle Hotel Properties	7,366	194,462
Extra Space Storage, Inc.	9,899	172,243
Healthcare Realty Trust, Inc.	7,953	168,365
Sunstone Hotel Investors, Inc.*	15,456	159,661
Medical Properties Trust, Inc.	14,653	158,692
Potlatch Corp.	4,395	143,057
Hersha Hospitality Trust — Class A	21,354	140,936
U-Store-It Trust	12,775	121,746
Sovran Self Storage, Inc.	2,915	107,301

Total Specialized Reit’s		5,816,414

Retail Reit’s — 20.1%
Simon Property Group, Inc.	7,598	755,925
General Growth Properties, Inc.	34,123	528,224
Kimco Realty Corp.	22,008	397,024
Macerich Co.	7,391	350,112
Federal Realty Investment Trust	3,925	305,875
Realty Income Corp.	8,137	278,285
Developers Diversified Realty Corp.	19,400	273,346
Regency Centers Corp.	6,319	266,915
Weingarten Realty Investors	10,007	237,766
Taubman Centers, Inc.	4,661	235,287
CBL & Associates Properties, Inc.	12,300	215,250
National Retail Properties, Inc.	7,884	208,926
Tanger Factory Outlet Centers	3,947	202,047
Equity One, Inc.	10,965	199,344
Pennsylvania Real Estate Investment Trust	8,709	126,542
Acadia Realty Trust	6,545	119,381
Glimcher Realty Trust	13,544	113,770

Total Retail Reit’s		4,814,019

Office Reit’s — 15.5%
Boston Properties, Inc.	5,646	486,121
SL Green Realty Corp.	4,840	326,749
Digital Realty Trust, Inc.	6,118	315,322
Alexandria Real Estate Equities, Inc.	3,938	288,498
Piedmont Office Realty Trust, Inc. — Class A	12,810	257,993
Duke Realty Corp.	20,619	256,913
Mack-Cali Realty Corp.	6,953	229,866
BioMed Realty Trust, Inc.	12,185	227,250
Highwoods Properties, Inc.	6,700	213,395
Corporate Office Properties Trust	6,096	213,055
Douglas Emmett, Inc.	12,079	200,511
Kilroy Realty Corp.	5,475	199,673
Brandywine Realty Trust	15,937	185,666
CommonWealth REIT	6,639	169,361
Lexington Realty Trust	19,026	151,257

Total Office Reit’s		3,721,630

Residential Reit’s — 14.2%
Equity Residential	10,393	539,916
AvalonBay Communities, Inc.	3,853	433,655
UDR, Inc.	12,382	291,225
Camden Property Trust	5,148	277,889
Essex Property Trust, Inc.	2,408	275,042
Apartment Investment & Management Co. — Class A	9,452	244,240
BRE Properties, Inc.	5,505	239,467
American Campus Communities, Inc.	6,525	207,234
Mid-America Apartment Communities, Inc.	3,247	206,152
Home Properties, Inc.	3,675	203,926
Post Properties, Inc.	5,234	189,994
Equity Lifestyle Properties, Inc.	3,303	184,737
Associated Estates Realty Corp.	7,505	114,751

Total Residential Reit’s		3,408,228

Mortgage Reit’s — 7.3%
Annaly Capital Management, Inc.	26,463	474,217
MFA Financial, Inc.	26,294	214,559
American Capital Agency Corp.	6,581	189,138
Starwood Property Trust, Inc.	8,030	172,484
Hatteras Financial Corp.	5,430	164,366
Invesco Mortgage Capital, Inc.	6,554	143,139
Redwood Trust, Inc.	9,398	140,312
Anworth Mortgage Asset Corp.	18,418	128,926
Cypress Sharpridge Investments, Inc.	9,250	119,418

Total Mortgage Reit’s		1,746,559

Diversifed Reit’s — 6.2%
Vornado Realty Trust	6,655	554,561
Liberty Property Trust	8,599	274,480
Washington Real Estate Investment Trust	6,421	198,987
Colonial Properties Trust	9,169	165,500
PS Business Parks, Inc.	2,680	149,330
Cousins Properties, Inc.	16,356	136,409

Total Diversifed Reit’s		1,479,267

Industrial Reit’s — 5.3%
ProLogis	27,727	400,378
AMB Property Corp.	10,257	325,249
DuPont Fabros Technology, Inc.	7,462	158,717
DCT Industrial Trust, Inc.	25,113	133,350
EastGroup Properties, Inc.	3,062	129,584
First Industrial Realty Trust, Inc.*	13,087	114,642

Total Industrial Reit’s		1,261,920

Schedule of Investments	Specialty Funds
December 31, 2010 (Unaudited)	Real Estate Fund

	Shares	Value

COMMON STOCKS† — 100.5% (continued)
Real Estate Investment Trusts (REITs) — 94.7% (continued)
Forest Products — 1.8%
Weyerhaeuser Co.	23,485	$444,571

Total Real Estate Investment Trusts (REITs)		22,692,608

Real Estate Management & Development — 5.8%
Real Estate Services — 2.6%
CB Richard Ellis Group, Inc. — Class A*	17,138	350,986
Jones Lang LaSalle, Inc.	3,138	263,341

Total Real Estate Services		614,327

Real Estate Operating Companies — 1.7%
Brookfield Properties Corp.	14,318	250,995
Forest City Enterprises, Inc. — Class A*	9,422	157,253

Total Real Estate Operating Companies		408,248

Diversified Real Estate Activities — 0.8%
St. Joe Co.*	9,265	202,440

Real Estate Development — 0.7%
Howard Hughes Corporation*	2,845	154,825

Total Real Estate Management & Development		1,379,840

Total Common Stocks (Cost $15,352,975)		24,072,448

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 — 0.8%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	186,673	186,673

Total Repurchase Agreement (Cost $186,673)		186,673

Total Investments — 101.3% (Cost $15,539,648)		$24,259,121
Liabilities, Less Cash & Other Assets — (1.3)%		(302,142)

Total Net Assets — 100.0%		$23,956,979

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreement — See Note 2.

REIT	Real Estate Investment Trust

Schedule of Investments	Fixed Income Funds
December 31, 2010 (Unaudited)	Government Long Bond 1.2x Strategy Fund

	Face
	Amount	Value

U.S. GOVERNMENT SECURITIES† — 97.6%
U.S. Treasury Bond 4.25% due 11/15/40	$65,835,000	$64,744,608

Total U.S. Government Securities (Cost $63,529,476)		64,744,608

REPURCHASE AGREEMENTS††,1 — 4.0%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	1,089,166	1,089,166
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	613,039	613,039
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	434,957	434,957
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	306,519	306,519
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	217,563	217,563

Total Repurchase Agreements (Cost $2,661,244)		2,661,244

Total Investments — 101.6% (Cost $66,190,720)		$67,405,852
Liabilities, Less Cash & Other Assets — (1.6)%		(1,039,703)

Total Net Assets — 100.0%		$66,366,149

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
March 2011 Ultra Long-Term U.S. Treasury Bond Future (Aggregate Value of Contracts $20,202,938)	159	$435,364

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

Schedule of Investments	Fixed Income Funds
December 31, 2010 (Unaudited)	Inverse Government Long Bond Strategy

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† — 58.4%
Fannie Mae[1]
0.23% due 04/29/11	$50,000,000	$49,982,300
0.20% due 07/11/11	50,000,000	49,952,750
0.20% due 05/18/11	25,000,000	24,987,800
0.20% due 05/02/11	15,000,000	14,993,550
Farmer Mac[2]
0.25% due 06/23/11	50,000,000	49,962,000
0.23% due 07/14/11	25,000,000	24,976,000
0.24% due 10/28/11	25,000,000	24,950,325
0.29% due 11/18/11	11,000,000	10,975,635
Freddie Mac[1]
0.26% due 06/21/11	25,000,000	24,981,225
0.26% due 06/24/11	25,000,000	24,980,900
0.21% due 05/23/11	15,000,000	14,992,410
Federal Farm Credit[2]
0.47% due 04/07/11	25,000,000	24,992,825
0.23% due 08/11/11	15,000,000	14,981,670

Total Federal Agency Discount Notes (Cost $355,567,397)		355,709,390

FEDERAL AGENCY NOTES†† — 9.0%
Federal Home Loan Banks
0.29% due 11/18/11	25,000,000	24,980,250
0.30% due 10/14/11	10,000,000	9,994,990
Freddie Mac[1]
1.63% due 04/26/11	20,000,000	20,090,460

Total Federal Agency Notes (Cost $55,079,829)		55,065,700

REPURCHASE AGREEMENTS††,3 — 123.2%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	86,873,535	86,873,535
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	48,896,924	48,896,924
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	34,692,856	34,692,856
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	24,448,462	24,448,462
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	17,353,150	17,353,150
Individual Reurchase Agreement[4]
Barclays Capital issued 12/31/10 at 0.07% due 01/03/11 (Secured by a U.S. Treasury Bond, at a rate of 4.25% and maturing 11/15/40 as collateral, with a market value of $549,718,963)to be repurchased at $538,943,304	538,940,160	538,940,160

Total Repurchase Agreements (Cost $751,205,087)		751,205,087

Total Long Investments — 190.5% (Cost $1,161,852,314)		$1,161,980,177

	Face
	Amount	Value

U.S. Government Securities Sold Short† — (90.9)%
U.S. Treasury Bond
4.25% due 11/15/40	564,006,000	(554,664,651)

Total U.S. Government Securities Sold Short (Proceeds $556,805,344)		(554,664,651)

Cash & Other Assets, Less Liabilities — 0.4%		2,476,230

Total Net Assets — 100.0%		$609,791,756

Schedule of Investments	Fixed Income Funds
December 31, 2010 (Unaudited)	Inverse Government Long Bond Strategy

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT†
March 2011 Ultra Long Term U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $76,618,688)	603	$1,012,829

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

3	Repurchase Agreements — See Note 2.

4	All or portion of this security is pledged as short security collateral at December 31, 2010

Schedule of Investments	Fixed Income Funds
December 31, 2010 (Unaudited)	High Yield Strategy Fund

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 — 78.0%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	$47,873,134	$47,873,134
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	26,945,479	26,945,479
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	19,118,087	19,118,087
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	13,472,740	13,472,740
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	9,562,748	9,562,748

Total Repurchase Agreements (Cost $116,972,188)		116,972,188

Total Investments — 78.0% (Cost $116,972,188)		$116,972,188
Cash & Other Assets, Less Liabilities — 22.0%		32,920,519

Total Net Assets — 100.0%		$149,892,707

		Unrealized
	Contracts	Loss

FUTURE CONTRACTS PURCHASED†
March 2011 U.S. 5 Year Treasury Note Futures Contracts (Aggregate Value of Contracts $105,586,711)	897	$(761,797)

CREDIT DEFAULT SWAPS AGREEMENT PROTECTION SOLD††,2

		Protection				Upfront
		Premium	Maturity	Notional	Market	Premiums	Unrealized
Index	Counterparty	Rate	Date	Principal	Value	Paid	Appreciation

CDX.NA.HY-15 Index	Credit Suisse International	5.00%	12/20/15	$131,000,000	$134,807,188	$876,552	$2,930,636
CDX.NA.HY-15 Index	Goldman Sachs International	5.00%	12/20/15	$7,400,000	$7,615,062	$(87,077)	$302,139

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

2	Credit Default Swaps — See Note 4.

Schedule of Investments	Fixed Income Funds
December 31, 2010 (Unaudited)	Inverse High Yield Strategy Fund

	Face
	Amount	Value
| |
REPURCHASE AGREEMENTS††,1 — 88.5%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	$6,806,216	$6,806,216
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	3,830,891	3,830,891
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	2,718,056	2,718,056
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	1,915,446	1,915,446
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	1,359,554	1,359,554

Total Repurchase Agreements (Cost $16,630,163)		16,630,163

Total Investments — 88.5% (Cost $16,630,163)		$16,630,163
Cash & Other Assets, Less Liabilities — 11.5%		2,161,129

Total Net Assets — 100.0%		$18,791,292

		Unrealized
	Contracts	Gain

FUTURE CONTRACTS SOLD SHORT†
March 2011 U.S. 5 Year Treasury Note Futures Contracts (Aggregate Value of Contracts $17,774,352)	151	$290,484

CREDIT DEFAULT SWAP AGREEMENTS PROTECTION PURCHASED††

		Protection				Upfront
		Premium	Maturity	Notional		Premiums	Unrealized
Index	Counterparty	Rate	Date	Principal	Value	Paid	Depreciation

CDX.NA.HY-15 Index	Credit Suisse International	5.00%	12/20/15	$15,000,000	$15,435,938	$(290,396)	$(145,541)
CDX.NA.HY-15 Index	Goldman Sachs International	5.00%	12/20/15	$3,400,000	$3,498,813	$(55,977)	$(42,835)

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

Schedule of Investments	Money Market Funds
December 31, 2010 (Unaudited)	U.S.Government Money Market Fund

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† — 36.4%
Freddie Mac[1]
0.30% due 03/31/11	$25,000,000	$24,981,458
0.26% due 07/05/11	25,000,000	24,966,597
0.25% due 02/22/11	15,000,000	14,994,583
0.23% due 04/05/11	15,000,000	14,990,992
0.26% due 06/21/11	15,000,000	14,981,831
0.23% due 09/14/11	15,000,000	14,975,467
Federal Farm Credit Bank[2]
0.06% due 01/31/11	50,000,000	49,997,500
0.23% due 08/08/11	10,000,000	9,986,008
0.23% due 08/11/11	10,000,000	9,985,817
0.25% due 10/13/11	10,000,000	9,980,208
Fannie Mae[1]
0.36% due 01/18/11	50,000,000	49,991,500
0.18% due 04/13/11	15,000,000	14,992,563
0.21% due 10/03/11	10,000,000	9,983,958
Farmer Mac[2]
0.25% due 06/01/11	25,000,000	24,973,785
0.25% due 06/23/11	15,000,000	14,981,979
0.26% due 09/28/11	15,000,000	14,970,750
0.16% due 03/15/11	10,000,000	9,996,755
0.25% due 09/29/11	10,000,000	9,981,181
Federal Home Loan Bank[2]
0.24% due 01/21/11	40,000,000	39,994,667

Total Federal Agency Discount Notes (Cost $379,707,599)		379,707,599

FEDERAL AGENCY NOTES†† — 2.4%
Federal Home Loan Banks
0.30% due 10/14/11	15,000,000	15,003,710
Freddie Mac[1]
3.30% due 02/15/11	10,000,000	10,038,017

Total Federal Agency Notes (Cost $25,041,727)		25,041,727

WORLD BANK DISCOUNT NOTE†† — 1.0%
World Bank Discount Note 0.19% due 04/25/11	10,000,000	9,993,983

Total World Bank Discount Note (Cost $9,993,983)		9,993,983

REPURCHASE AGREEMENT††,3 — 51.3%
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	534,307,390	534,307,390

Total Repurchase Agreement (Cost $534,307,390)		534,307,390

COMMERCIAL PAPER†† — 6.7%
Jupiter Securitization Corp.
0.26% due 01/07/11	5,000,000	4,999,783
Southern Co.
0.26% due 01/25/11	5,000,000	4,999,133
Barclays (US) Funding LLC 0.33% due 01/24/11	5,000,000	4,998,946
Sheffield Receivables Corp.
0.26% due 02/15/11	5,000,000	4,998,375
Archer Daniels Midland Co.
0.26% due 03/09/11	5,000,000	4,997,581
USB Finance (DE) LLC
0.32% due 03/09/11	5,000,000	4,997,069
ING U.S. Funding LLC
0.35% due 03/04/11	5,000,000	4,996,986
Bank of America Corp.
0.30% due 03/22/11	5,000,000	4,996,667
Coca-Cola Co.
0.25% due 05/31/11	5,000,000	4,994,792
Westpack Banking Corp. 0.30% due 05/10/11	5,000,000	4,994,625
Societe Generale
0.39% due 04/18/11	5,000,000	4,994,204
Nestle Capital Corp. 0.24% due 07/20/11	5,000,000	4,993,333
Danske Corp.
0.38% due 06/01/11	5,000,000	4,992,031
Prudential plc
0.52% due 05/09/11	5,000,000	4,990,755

Total Commercial Paper (Cost $69,944,280)		69,944,280

Total Investments — 97.8% (Cost $1,018,994,979)		$1,018,994,979
Cash & Other Assets, Less Liabilities — 2.2%		23,232,554

Total Net Assets — 100.0%		$1,042,227,533

††	Value determined based on Level 2 inputs — See Note 3.

1	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

3	Repurchase Agreement — See Note 2.

plc	Public Limited Company

Schedule of Investments	Opportunistic Funds
December 31, 2010 (Unaudited)	U.S. Long—Short Momentum Fund

	Shares	Value

COMMON STOCKS† — 98.2%
Consumer Discretionary — 37.6%
Amazon.com, Inc.*	34,611	$6,229,980
Priceline.com, Inc.*	8,562	3,420,947
Johnson Controls, Inc.	66,920	2,556,344
NIKE, Inc. — Class B	28,820	2,461,804
NetFlix, Inc.*	13,980	2,456,286
McDonald’s Corp.	24,580	1,886,761
Liberty Media Corporation — Interactive*	119,322	1,881,708
Magna International, Inc. — Class A	35,240	1,832,480
Coach, Inc.	30,710	1,698,570
Expedia, Inc.	66,303	1,663,542
BorgWarner, Inc.*	21,760	1,574,554
Las Vegas Sands Corp.*	30,850	1,417,558
Autoliv, Inc.	17,060	1,346,716
VF Corp.	15,430	1,329,757
Carnival Corp.	28,750	1,325,663
TRW Automotive Holdings Corp.*	24,760	1,304,852
Gentex Corp.	40,750	1,204,570
Starbucks Corp.	36,460	1,171,460
Polo Ralph Lauren Corp. — Class A	10,370	1,150,240
Lear Corporation*	11,340	1,119,371
Yum! Brands, Inc.	21,620	1,060,461
Fossil, Inc.*	13,190	929,631
Royal Caribbean Cruises Ltd.*	19,310	907,570
Marriott International, Inc. — Class A	21,800	905,572
Goodyear Tire & Rubber Co.*	74,830	886,736
Tenneco, Inc.*	20,940	861,890
Phillips-Van Heusen Corp.	13,490	850,005
Dana Holding Corp.*	48,060	827,113
Wynn Resorts Ltd.	7,880	818,259
HSN, Inc.*	26,604	815,147
Starwood Hotels & Resorts Worldwide, Inc.	13,090	795,610
Federal-Mogul Corp.*	37,420	772,723
Deckers Outdoor Corp.*	9,540	760,720
Shutterfly, Inc.*	21,202	742,706
Warnaco Group, Inc.*	12,520	689,476
MGM Resorts International*	45,280	672,408
Columbia Sportswear Co.	10,650	642,195
Hanesbrands, Inc.*	25,100	637,540
Cooper Tire & Rubber Co.	26,680	629,114
Chipotle Mexican Grill, Inc.*	2,930	623,094
Under Armour, Inc. — Class A*	11,110	609,272
Blue Nile, Inc.*	10,226	583,496
Darden Restaurants, Inc.	11,770	546,599
Wolverine World Wide, Inc.	17,120	545,786
Carter’s, Inc.*	18,240	538,262
American Axle & Manufacturing Holdings, Inc.*	41,800	537,548
Wyndham Worldwide Corp.	17,910	536,584
NutriSystem, Inc.	25,098	527,811
CROCS, Inc.*	30,200	517,024
Iconix Brand Group, Inc.*	26,750	516,543
International Game Technology	28,890	511,064
Modine Manufacturing Co.*	28,710	445,005
Panera Bread Co. — Class A*	3,950	399,780
Overstock.com, Inc.*	21,467	353,776
PetMed Express, Inc.	19,840	353,350
Fuel Systems Solutions, Inc.*	9,980	293,212
Vitacost.com, Inc.*,†††,1	34,500	17,250

Total Consumer Discretionary		62,693,495

Industrials — 34.1%
WW Grainger, Inc.	16,230	2,241,525
Fastenal Co.	36,550	2,189,711
Caterpillar, Inc.	19,990	1,872,263
Fluor Corp.	22,040	1,460,370
Deere & Co.	17,210	1,429,290
Masco Corp.	106,420	1,347,277
Danaher Corp.	28,090	1,325,005
Owens Corning*	39,980	1,245,377
Illinois Tool Works, Inc.	23,220	1,239,948
MSC Industrial Direct Co. — Class A	18,910	1,223,288
Cummins, Inc.	10,620	1,168,306
PACCAR, Inc.	19,130	1,098,445
WESCO International, Inc.*	20,690	1,092,432
Armstrong World Industries, Inc.	23,310	1,002,330
Lennox International, Inc.	21,190	1,002,075
Eaton Corp.	9,680	982,617
Ingersoll-Rand plc	20,200	951,218
Jacobs Engineering Group, Inc.*	20,650	946,803
Watsco, Inc.	14,880	938,630
GATX Corp.	25,990	916,927
KBR, Inc.	29,900	911,053
Parker Hannifin Corp.	10,310	889,753
Quanta Services, Inc.*	43,960	875,683
United Rentals, Inc.*	38,150	867,913
USG Corp.*	49,920	840,154
Applied Industrial Technologies, Inc.	25,690	834,411
Textainer Group Holdings Ltd.	28,840	821,652
CNH Global N.V.	16,730	798,690
URS Corp.*	18,970	789,342
Dover Corp.	13,370	781,477
Simpson Manufacturing Company, Inc.	25,280	781,405
RSC Holdings, Inc.*	79,540	774,720
AO Smith Corp.	20,030	762,742
Aecom Technology Corp.*	25,853	723,108
Joy Global, Inc.	8,160	707,880
TAL International Group, Inc.	22,600	697,662
IHS, Inc. — Class A*	8,560	688,138
Manpower, Inc.	10,920	685,339
Verisk Analytics, Inc. — Class A*	19,670	670,354
Beacon Roofing Supply, Inc.*	37,120	663,334
Aircastle Ltd.	62,730	655,529
Robert Half International, Inc.	21,010	642,906
Equifax, Inc.	17,750	631,900
Interline Brands, Inc.*	27,650	629,591
Flowserve Corp.	5,240	624,713
Kaman Corp.	21,300	619,191
Dun & Bradstreet Corp.	7,470	613,212
Shaw Group, Inc.*	17,127	586,257

Schedule of Investments	Opportunistic Funds
December 31, 2010 (Unaudited)	U.S. Long—Short Momentum Fund

	Shares	Value

COMMON STOCKS† — 98.2% (continued)
Industrials — 34.1% (continued)
EMCOR Group, Inc.*	20,190	$585,106
Pall Corp.	11,770	583,557
Chicago Bridge & Iron Company N.V.*	17,575	578,218
Griffon Corp.*	43,885	559,095
Universal Forest Products, Inc.	14,120	549,268
Bucyrus International, Inc. — Class A	6,040	539,976
Quanex Building Products Corp.	27,471	521,125
Ameron International Corp.	6,729	513,894
Towers Watson & Co. — Class A	9,080	472,705
MasTec, Inc.*	30,700	447,913
FTI Consulting, Inc.*	10,610	395,541
Apogee Enterprises, Inc.	28,411	382,696
Trex Company, Inc.*	15,920	381,443
Tutor Perini Corp.	17,424	373,048
Granite Construction, Inc.	13,214	362,460
Corporate Executive Board Co.	8,980	337,199
NCI Building Systems, Inc.*	23,660	331,003
CoStar Group, Inc.*	5,740	330,394
Korn*	13,180	304,590
Dycom Industries, Inc.*	20,630	304,293
Acacia Research — Acacia Technologies*	11,210	290,787
Resources Connection, Inc.	14,970	278,292
Layne Christensen Co.*	8,045	276,909
Administaff, Inc.	9,020	264,286
TrueBlue, Inc.*	14,690	264,273
Insituform Technologies, Inc. — Class A*	9,902	262,502
First Solar, Inc.*	1,410	183,497

Total Industrials		56,916,016

Financials — 9.9%
Brookfield Asset Management, Inc. — Class A	145,491	4,843,395
Brookfield Properties Corp.	175,624	3,078,689
CB Richard Ellis Group, Inc. — Class A*	136,290	2,791,219
Jones Lang LaSalle, Inc.	23,775	1,995,198
Forest City Enterprises, Inc. — Class A*	97,373	1,625,155
St. Joe Co.*	54,559	1,192,114
Forestar Group, Inc.*	41,865	807,995
China Housing & Land Development, Inc.*	87,065	238,558

Total Financials		16,572,323

Energy — 9.1%
Schlumberger Ltd.	30,620	2,556,770
Halliburton Co.	35,660	1,455,998
Tenaris S.A. ADR	26,430	1,294,541
National Oilwell Varco, Inc.	18,890	1,270,352
Baker Hughes, Inc.	21,270	1,216,006
Transocean Ltd.*	15,690	1,090,612
Weatherford International Ltd.*	43,360	988,608
Cameron International Corp.*	16,190	821,319
FMC Technologies, Inc.*	8,740	777,073
Diamond Offshore Drilling, Inc.	10,340	691,436
Noble Corp.	19,120	683,922
Nabors Industries Ltd.*	25,990	609,725
Pride International, Inc.*	16,830	555,390
McDermott International, Inc.*	26,120	540,423
Helmerich & Payne, Inc.	10,870	526,978

Total Energy		15,079,153

Materials — 5.5%
BHP Billiton Ltd. ADR	12,360	1,148,491
Vale S.A. — Class B ADR	28,260	976,948
Rio Tinto plc ADR	13,180	944,479
ArcelorMittal	18,860	719,132
Freeport-McMoRan Copper & Gold, Inc. — Class B	5,920	710,933
Barrick Gold Corp.	12,470	663,155
Southern Copper Co.	12,150	592,191
Goldcorp, Inc.	11,250	517,275
Newmont Mining Co.	7,900	485,297
Kinross Gold Corp.	22,520	426,979
AngloGold Ashanti Ltd. ADR	7,760	382,025
Alcoa, Inc.	24,440	376,131
Nucor Corp.	7,950	348,369
Agnico-Eagle Mines Ltd.	4,100	314,470
Cia de Minas Buenaventura S.A. ADR	6,340	310,406
Gerdau S.A. ADR	14,830	207,472

Total Materials		9,123,753

Information Technology — 2.0%
Intel Corp.	27,570	579,797
Taiwan Semiconductor Manufacturing Company Ltd. ADR	35,310	442,787
Texas Instruments, Inc.	10,270	333,775
Applied Materials, Inc.	17,400	244,470
Broadcom Corp. — Class A	5,400	235,170
ASML Holding N.V.	5,960	228,506
Analog Devices, Inc.	4,830	181,946
Marvell Technology Group Ltd.*	9,710	180,121
Altera Corp.	4,970	176,833
NVIDIA Corp.*	10,800	166,320
Micron Technology, Inc.*	19,550	156,791
Linear Technology Corp.	4,430	153,234
Xilinx, Inc.	5,130	148,668
Cree, Inc.*	2,160	142,322

Total Information Technology		3,370,740

Total Common Stocks (Cost $144,511,894)		163,755,480

Schedule of Investments	Opportunistic Funds
December 31, 2010 (Unaudited)	U.S. Long—Short Momentum Fund

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,2 — 1.9%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	$1,291,685	$1,291,685
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	727,028	727,028
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	515,833	515,833
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	363,514	363,514
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	258,017	258,017
Total Repurchase Agreements (Cost $3,156,077)		$3,156,077

Total Investments — 100.1% (Cost $147,667,971)		$166,911,557
Liabilities, Less Cash & Other Assets — (0.1)%		(116,860)

Total Net Assets — 100.0%		$166,794,697

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
March 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $6,775,650)	108	$(145,130)

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

†††	Value determined based on Level 3 inputs — See Note 3.

1	Illiquid security.

2	Repurchase Agreements — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Opportunistic Funds
December 31, 2010 (Unaudited)	International Long-Short Select Fund

	Shares	Value

COMMON STOCKS† — 90.3%
Information Technology — 24.5%
Apple, Inc.*,1	1,607	$518,354
Mastercard, Inc. — Class A1	1,958	438,807
Software AG	2,590	380,215
Hitachi Ltd.	63,865	340,456
Xerox Corp.[1]	28,300	326,016
Wistron Corp.	155,378	316,598

Total Information Technology		2,320,446

Consumer Discretionary — 14.7%
Valeo S.A.[1]	6,062	344,171
Time Warner Cable, Inc. — Class A1	4,095	270,393
Kingfisher plc	61,671	253,993
Kabel Deutschland Holding AG*	5,126	239,013
ProSiebenSat.1 Media AG	6,338	190,661
Cie Financiere Richemont S.A.	1,609	94,728

Total Consumer Discretionary		1,392,959

Financials — 12.4%
Sony Financial Holdings, Inc.	87	351,856
BNP Paribas	5,247	333,992
Julius Baer Group Ltd.	6,972	326,883
Banco Santander S.A.	15,657	165,959

Total Financials		1,178,690

Industrials — 10.1%
Marubeni Corp.	41,000	288,224
Deutsche Lufthansa AG	11,784	257,674
Neptune Orient Lines Ltd.	123,144	209,272
Yangzijiang Shipbuilding Holdings Ltd.	137,000	203,984

Total Industrials		959,154

Energy — 8.8%
CNOOC Ltd.	140,000	332,137
Nexen, Inc.[1]	11,245	257,510
Royal Dutch Shell plc — Class A	7,337	244,681

Total Energy		834,328

Telecommunication Services — 6.5%
MetroPCS Communications, Inc.*	17,100	215,973
Koninklijke KPN N.V.	14,078	205,537
Vodafone Group plc	74,885	193,738

Total Telecommunication Services		615,248

Materials — 6.0%
Exxaro Resources Ltd.	20,654	424,490
Mongolian Mining Corp.*	121,000	141,195

Total Materials		565,685

Consumer Staples — 4.4%
Imperial Tobacco Group plc	8,403	258,544
Pernod-Ricard S.A.	1,665	156,627

Total Consumer Staples		415,171

Health Care — 2.9%
Fresenius SE & Company KGaA	2,221	190,253
Fresenius SE- PREF	1,047	89,687

Total Health Care		279,940

Total Common Stocks (Cost $7,898,278)		8,561,621

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,2 — 15.4%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	$597,677	$597,677
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	336,403	336,403
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	238,682	238,681
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	168,202	168,202
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	119,387	119,387
Total Repurchase Agreements (Cost $1,460,350)		1,460,350

Total Long Securities — 105.7% (Cost $9,358,628)		$10,021,971

	Shares

COMMON STOCKS SOLD SHORT — (35.2)%†
Financials — (3.1)%
Commerzbank AG	39,554	(293,713)

Materials — (3.4)%
JFE Holdings, Inc.	2,900	(100,969)
Fibria Celulose S.A. ADR*	13,600	(217,600)

Total Materials		(318,569)

Consumer Staples — (4.2)%
Kao Corp.	14,700	(395,982)

Industrials — (5.0)%
Mitsubishi Heavy Industries, Ltd.	54,000	(202,770)
GS Yuasa Corp.	39,000	(269,843)

Total Industrials		(472,613)

Information Technology — (5.5)%
Solarworld AG	23,800	(237,539)
Foxconn International Holdings Ltd.*	407,895	(284,955)

Total Information Technology		(522,494)

Consumer Discretionary — (6.2)%
Central European Media Enterprises Ltd. — Class A*	6,900	(140,415)
Esprit Holdings Ltd.	30,300	(144,236)
Sharp Corp.	29,000	(298,837)

Total Consumer Discretionary		(583,488)

Energy — (7.8)%
Showa Shell Sekiyu KK	40,700	(372,801)

Schedule of Investments	Opportunistic Funds
December 31, 2010 (Unaudited)	International Long-Short Select Fund

	Shares	Value

COMMON STOCKS SOLD SHORT — (35.2)%† (continued)
Energy — (7.8)% (continued)
Neste Oil Oyj	23,380	$(373,542)

Total Energy		(746,343)

Total Common Stocks Sold Short (proceeds $3,330,256)		$(3,333,202)

Cash & Other Assets
Less Liabilities — 29.5%		2,793,609

Total Net Assets — 100.0%		$9,482,378

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	All or a portion of this security is pledged as short security collateral at December 31, 2010.

2	Repurchase Agreements — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Alternative Strategies Funds
December 31, 2010 (Unaudited)	Alternative Strategies Allocation Fund

	Shares	Value

CURRENCY EXCHANGE TRADED FUND† — 3.7%
PowerShares DB G10 Currency Harvest Fund	36,004	$854,735

Total Currency Exchange Traded Fund (Cost $730,229)		854,735

MUTUAL FUNDS† — 94.9%
RSF — Managed Futures Strategy Fund	178,382	4,598,682
RSF — Equity Market Neutral Fund[1]	156,380	3,379,375
RSF — Long/Short Commodities Strategy Fund [1]	95,037	2,450,055
RSF — Alternative Strategies Fund [1]	89,342	2,268,405
RSF — Event Driven and Distressed Strategies Fund [1]	87,755	2,267,601
RSF — Long Short Interest Rate Strategy Fund [1]	86,557	2,245,280
RSF — Multi-Hedge Strategies Fund[1]	103,452	2,240,777
RSF — Long Short Equity Strategy Fund [1]	43,894	1,130,715
RSF — Real Estate Fund [1]	37,365	1,013,715
RSF — Commodities Strategy Fund[1]	14,461	250,613

Total Mutual Funds (Cost $21,287,868)		21,845,218

	Face
	Amount	Value

REPURCHASE AGREEMENT††,2 — 1.4%
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	$322,804	322,804
Total Repurchase Agreement (Cost $322,804)		322,804

Total Investments — 100.0% (Cost $22,340,901)		$23,022,757
Liabilities, Less Cash & Other Assets — 0.0%		(11,268)

Total Net Assets — 100.0%		$23,011,489

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	A- Class shares of Affiliated Funds.

2	Repurchase Agreement — See Note 2.

RSF	Rydex Series Funds

Schedule of Investments	Alternative Strategies Funds
December 31, 2010 (Unaudited)	Equity Market Neutral Fund

	Shares	Value

COMMON STOCKS† — 97.0%
Industrials — 18.7%
Finmeccanica SpA[1]	17,572	$199,813
ITOCHU Corp.[1]	17,000	172,041
Marubeni Corp.[1]	21,000	147,627
Deluxe Corp.[1]	6,100	140,422
Delta Air Lines, Inc.*,1	10,700	134,820
Navistar International Corp.*,1	2,300	133,193
SK Holdings Company Ltd.*,1	902	112,267
Daewoo Shipbuilding & Marine Engineering Company Ltd.*,1	3,340	108,324
US Airways Group, Inc.*,1	10,300	103,103
Oshkosh Corp.*,1	2,900	102,196
Saab AB — Class B1	5,401	98,902
Mitsui & Company Ltd.[1]	5,300	87,501
NACCO Industries, Inc. — Class A1	600	65,022
Seaboard Corp.[1]	26	51,766
Mitsubishi Corp.[1]	1,900	51,415
United Continental Holdings, Inc.*,1	1,970	46,925
Tokyu Corp.	9,000	41,219
Guangzhou Shipyard International Company Ltd. — Class H	16,000	35,488
JA Solar Holdings Company Ltd. — ADR ADR*,1	3,700	25,604
Delek Group Ltd.	95	24,633

Total Industrials		1,882,281

Consumer Discretionary — 17.9%
Daihatsu Motor Company Ltd.[1]	11,000	168,741
American Greetings Corp. — Class A1	7,300	161,768
Cie Financiere Richemont S.A.[1]	2,407	141,710
Toyo Tire & Rubber Company Ltd.	46,000	111,000
Plastic Omnium S.A.[1]	1,320	93,536
Whirlpool Corp.[1]	1,000	88,830
Nissan Shatai Company Ltd.[1]	9,000	78,560
Career Education Corp.*,1	3,500	72,555
Toyota Auto Body Company Ltd.[1]	3,700	69,058
Bon-Ton Stores, Inc.[1]	5,400	68,364
Indesit Company SpA[1]	6,355	68,227
Pace plc	23,769	68,017
Federal-Mogul Corp.*,1	3,000	61,950
Volkswagen AG1	416	58,900
Fuji Heavy Industries Ltd.[1]	7,000	54,294
Dorel Industries, Inc. — Class B1	1,500	51,875
Jarden Corp.[1]	1,600	49,392
BEC World PCL	46,000	48,610
Valassis Communications, Inc.*,1	1,500	48,525
TRW Automotive Holdings Corp.*,1	800	42,160
Magna International, Inc.[1]	700	36,424
Luk Fook Holdings International Ltd.	9,800	34,231
Yokohama Rubber Company Ltd.[1]	6,000	31,025
SKY Perfect JSAT Holdings, Inc.[1]	74	28,607
Sumitomo Rubber Industries Ltd.[1]	2,600	27,144
Quebecor, Inc. — Class B1	700	26,397

Total Consumer Discretionary		1,789,900

Energy — 15.5%
Sunoco, Inc.[1]	5,000	201,550
Valero Energy Corp.[1]	8,600	198,832
Chesapeake Energy Corp.[1]	6,200	160,642
Idemitsu Kosan Company Ltd.[1]	1,500	159,187
SEACOR Holdings, Inc.[1]	1,200	121,308
Stone Energy Corp.*,1	5,200	115,908
Marathon Oil Corp.[1]	2,900	107,387
Murphy Oil Corp.[1]	1,400	104,370
Caltex Australia Ltd.[1]	6,929	101,752
Tesoro Corp.[1]	3,700	68,598
Cosmo Oil Company Ltd.	20,000	65,497
Holly Corp.[1]	1,500	61,155
Nexen, Inc.[1]	2,400	54,852
Ultrapar Participacoes S.A. ADR[1]	500	32,310

Total Energy		1,553,348

Materials — 12.1%
Norddeutsche Affinerie AG1	2,631	155,408
Newmont Mining Co.[1]	2,300	141,289
Nippon Paper Group, Inc.[1]	5,100	133,740
Dowa Holdings Company Ltd.[1]	15,000	98,430
DIC Corp.	43,000	96,350
Kingsgate Consolidated Ltd.[1]	8,433	93,762
Gold Fields Ltd.[1]	4,436	80,704
Mvelaphanda Resources Ltd.*,1	10,195	76,867
Barrick Gold Corp.[1]	1,300	69,222
Domtar Corp.[1]	700	53,144
Ferrexpo plc[1]	7,571	49,104
Coeur d’Alene Mines Corp.*,1	1,600	43,712
Gubre Fabrikalari TAS*,1	3,700	41,159
Ashland, Inc.[1]	800	40,688
Boliden AB1	1,945	39,583

Total Materials		1,213,162

Health Care — 10.0%
KYORIN Holdings, Inc.[1]	12,000	209,935
Community Health Systems, Inc.*,1	4,200	156,954
Kindred Healthcare, Inc.*,1	8,500	156,145
Kinetic Concepts, Inc.*,1	2,700	113,076
Miraca Holdings, Inc.[1]	2,200	88,569
Smith & Nephew plc[1]	6,352	67,012
Amedisys, Inc.*,1	2,000	67,000
Humana, Inc.*,1	1,200	65,688
Cephalon, Inc.*,1	700	43,204
Amplifon SpA	5,576	27,845

Total Health Care		995,428

Information Technology — 8.7%
Hitachi Ltd.[1]	26,000	138,603
Amkor Technology, Inc.*,1	17,900	132,281
Ulvac, Inc.[1]	3,700	96,617
Monster Worldwide, Inc.*,1	3,600	85,068
Renesola Ltd. ADR*,1	8,895	77,742
UBISOFT Entertainment*,1	6,023	64,421
Symantec Corp.*,1	3,200	53,568
ValueClick, Inc.*,1	3,300	52,899
Alps Electric Company Ltd.[1]	4,300	49,869
Dainippon Screen Manufacturing Company Ltd.[1]	6,000	42,622
Kakaku.com, Inc.[1]	6	35,679
Konami Corp.[1]	1,300	27,624
Micro Focus International plc[1]	4,325	26,176

Total Information Technology		883,169

Schedule of Investments	Alternative Strategies Funds
December 31, 2010 (Unaudited)	Equity Market Neutral Fund

	Shares	Value

COMMON STOCKS† — 97.0% (continued)
Financials — 8.8%
Catlin Group Ltd.[1]	35,583	$205,091
Lancashire Holdings Ltd.[1]	22,864	197,174
Assured Guaranty Ltd.[1]	4,900	86,730
Protective Life Corp.[1]	3,200	85,248
Morgan Stanley[1]	2,400	65,304
Hartford Financial Services Group, Inc.[1]	1,800	47,682
Altisource Portfolio Solutions S.A.*,1	1,633	46,884
Goldman Sachs Group, Inc.[1]	200	33,632
Reinsurance Group of America, Inc. — Class A1	600	32,226
Ho Bee Investment Ltd.	23,000	29,046
Century Tokyo Leasing Corp.[1]	1,700	27,648
Credit Agricole S.A.[1]	1,868	23,736

Total Financials		880,401

Consumer Staples —- 4.7%
Gruma SAB de CV — Class B*	52,100	97,064
Megmilk Snow Brand Company Ltd.[1]	4,300	79,621
Cermaq ASA[1]	4,800	74,169
Austevoll Seafood ASA[1]	7,000	59,610
Pilgrim’s Pride Corp.*,1	6,600	46,794
Marine Harvest ASA	40,000	42,373
Kesko Oyj — Class B1	846	39,509
Leroy Seafood Group ASA[1]	934	31,831

Total Consumer Staples		470,971

Utilities — 0.3%
Iren SpA	20,400	34,175

Telecommunication Services — 0.3%
Brasil Telecom S.A. ADR[1]	1,300	28,509

Total Common Stocks (Cost $8,344,908)		9,731,344

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,2 — 2.5%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	$100,661	$100,661
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	56,657	56,657
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	40,199	40,199
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	28,328	28,328
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	20,107	20,107
Total Repurchase Agreements (Cost $245,952)		245,952

Total Long Investments - 99.5% (Cost $8,590,860)		$9,977,296

	Shares	Value

COMMON STOCK SOLD SHORT† — (91.1)%
Telecommunication Services — (0.9)%
Clearwire Corp. — Class A*	18,000	(92,700)

Consumer Staples — (4.3)%
Brown-Forman Corp. — Class B	375	(26,108)
Hakon Invest AB	1,649	(28,870)
Pick n Pay Stores Ltd.	4,072	(29,731)
Illovo Sugar Ltd.	7,408	(30,844)
Central European Distribution Corp.*	1,900	(43,510)
Yakult Honsha Company Ltd.	2,500	(71,991)
Green Mountain Coffee Roasters, Inc.*	2,800	(92,008)
Oriflame Cosmetics S.A.	1,941	(102,295)

Total Consumer Staples		(425,357)

Financials — (7.3)%
MBIA, Inc.*	2,500	(29,975)
China Everbright Ltd.	14,000	(31,629)
Matsui Securities Company Ltd.	5,400	(38,427)
Poly Hong Kong Investments Ltd.	41,000	(40,089)
Cedyna Financial Corp.	23,100	(44,081)
Greenhill & Company, Inc.	600	(49,008)
Nomura Holdings, Inc.	7,800	(49,455)
Norwegian Property ASA	30,955	(55,006)
Zions Bancorporation	2,400	(58,152)
MGIC Investment Corp.*	8,400	(85,596)
Forestar Group, Inc.*	6,400	(123,520)
St. Joe Co.*	5,900	(128,915)

Total Financials		(733,853)

Health Care — (8.1)%
Cochlear Ltd.	313	(25,720)
NuVasive, Inc.*	1,200	(30,780)
Brookdale Senior Living, Inc. — Class A*	1,500	(32,115)

Schedule of Investments	Alternative Strategies Funds
December 31, 2010 (Unaudited)	Equity Market Neutral Fund

	Shares	Value

COMMON STOCK SOLD SHORT† — (91.1)% (continued)
Health Care — (8.1)% (continued)
Mitsubishi Tanabe Pharma Corp.	2,000	$(33,758)
Sinopharm Group Co. — Class H	13,200	(46,023)
Almirall S.A.	6,595	(60,135)
Nobel Biocare Holding AG	3,515	(66,334)
Towa Pharmaceutical Company Ltd.	1,300	(72,182)
Nichi-iko Pharmaceutical Company Ltd.	2,800	(98,108)
Allos Therapeutics, Inc.*	22,700	(104,647)
Savient Pharmaceuticals, Inc.*	9,800	(109,172)
Auxilium Pharmaceuticals, Inc.*	5,700	(120,270)

Total Health Care		(799,244)

Industrials — (11.2)%
Obayashi Corp.	6,000	(27,627)
Japan Steel Works Ltd.	3,000	(31,320)
THK Company Ltd.	1,500	(34,478)
Regus plc	26,520	(35,691)
Ramirent Oyj	2,762	(36,374)
Lindab International AB	2,947	(38,719)
Asahi Diamond Industrial Company Ltd.	2,100	(39,893)
Groupe Eurotunnel S.A.	5,108	(44,937)
Vestas Wind Systems A*	1,601	(50,567)
Granite Construction, Inc.	1,900	(52,117)
NKT Holding A	1,122	(59,808)
Daikin Industries Ltd.	1,800	(63,823)
USG Corp.*	3,800	(63,954)
Hino Motors Ltd.	15,000	(81,256)
NGK Insulators Ltd.	6,000	(97,876)
DigitalGlobe, Inc.*	3,700	(117,327)
Wienerberger AG	6,502	(124,224)
Mori Seiki Company Ltd.	11,000	(130,416)

Total Industrials		(1,130,407)

Materials — (12.4)%
James Hardie Industries SE*	4,146	(28,726)
Allegheny Technologies, Inc.	600	(33,108)
Seabridge Gold, Inc.*	1,200	(36,303)
Nippon Steel Corp.	12,000	(43,139)
Carpenter Technology Corp.	1,100	(44,264)
Shin-Etsu Chemical Company Ltd.	900	(48,753)
Mirabela Nickel Ltd.*	21,655	(50,456)
Nisshin Steel Company Ltd.	23,000	(51,253)
Northam Platinum Ltd.	7,532	(51,471)
JFE Holdings, Inc.	1,600	(55,707)
Fibria Celulose S.A. ADR*	3,600	(57,600)
ArcelorMittal South Africa Ltd.	5,391	(64,426)
Martin Marietta Materials, Inc.	700	(64,568)
Sumitomo Metal Industries Ltd.	27,000	(66,482)
Outokumpu Oyj	4,629	(85,902)
Eagle Materials, Inc.	3,300	(93,225)
Tokyo Steel Manufacturing Company Ltd.	10,900	(118,897)
Vulcan Materials Co.	2,800	(124,208)
United States Steel Co.	2,200	(128,524)

Total Materials		(1,247,012)

Information Technology — (13.0)%
Equinix, Inc.*	300	(24,378)
Yokogawa Electric Corp.	3,200	(25,450)
Mitsumi Electric Company Ltd.	2,000	(36,787)
Acme Packet, Inc.*	700	(37,212)
Autonomy Corporation plc*	1,723	(40,546)
Wirecard AG	2,997	(41,071)
Cree, Inc.*	800	(52,712)
Keyence Corp.	200	(57,913)
SolarWinds, Inc.*	3,200	(61,600)
Imagination Technologies Group plc*	11,047	(61,967)
Rambus, Inc.*	3,100	(63,488)
Intermec, Inc.*	5,800	(73,428)
Yaskawa Electric Corp.	8,000	(75,642)
Nintendo Company Ltd.	300	(88,015)
Advantest Corp.	3,900	(88,203)
Formfactor, Inc.*	11,400	(101,232)
Gree, Inc.	9,700	(123,362)
TiVo, Inc.*	14,400	(124,272)
Sumco Corp.	9,200	(131,388)

Total Information Technology		(1,308,666)

Energy — (16.1)%
Crew Energy, Inc.*	1,400	(26,804)
EQT Corp.	600	(26,904)
DNO International ASA*	18,000	(28,030)
Progress Energy Resources Corp.	2,500	(31,826)
Soco International plc*	5,568	(31,945)
Karoon Gas Australia Ltd.*	4,541	(34,108)
Bankers Petroleum Ltd.*	4,500	(34,282)
Sevan Marine ASA*	36,000	(40,206)
InterOil Corp.*	700	(50,449)
Saras SpA	24,468	(51,524)
Petroplus Holdings AG	4,405	(58,092)
Range Resources Corp.	1,300	(58,474)
Consol Energy, Inc.	1,200	(58,488)
Comstock Resources, Inc.*	2,700	(66,312)
Japan Petroleum Exploration Co.	1,800	(68,476)
Bourbon S.A.	1,519	(70,492)
McMoRan Exploration Co.*	4,800	(82,272)
BPZ Resources, Inc.*	18,000	(85,680)
EOG Resources, Inc.	1,100	(100,551)
Niko Resources Ltd.	1,100	(113,771)
Cairn Energy plc*	18,187	(119,432)
Overseas Shipholding Group, Inc.	3,400	(120,428)
Inergy, LP	3,200	(125,568)
Patriot Coal Corp.*	6,700	(129,779)

Total Energy		(1,613,893)

Consumer Discretionary — (17.8)%
HSN, Inc.*	900	(27,576)
Sharp Corp.	3,000	(30,914)
Toho Company Ltd.	2,000	(32,108)
Asatsu-DK, Inc.	1,400	(38,195)
DR Horton, Inc.	3,300	(39,369)
Urban Outfitters, Inc.*	1,200	(42,972)
KB Home	3,500	(47,215)
Ctrip.com International Ltd. ADR*	1,200	(48,540)
Unibet Group plc	2,488	(52,042)
Live Nation Entertainment, Inc.*	4,700	(53,674)
Geox SpA	14,520	(66,441)
Jack in the Box, Inc.*	3,700	(78,181)

Schedule of Investments	Alternative Strategies Funds
December 31, 2010 (Unaudited)	Equity Market Neutral Fund

	Shares	Value

COMMON STOCK SOLD SHORT† — (91.1)% (continued)
Consumer Discretionary — (17.8)% (continued)
bwin Interactive Entertainment AG	1,991	$(78,501)
Sky Deutschland AG*	35,444	(80,276)
Sol Melia S.A.	9,336	(86,751)
Bellway plc	9,384	(97,608)
Rieter Holding AG	282	(102,331)
Sanyo Electric Company Ltd.*	64,000	(104,007)
Toll Brothers, Inc.*	5,500	(104,500)
Orient-Express Hotels Ltd. — Class A*	8,100	(105,219)
MDC Holdings, Inc.	3,900	(112,203)
Barratt Developments plc*	82,072	(113,525)
Central European Media Enterprises Ltd. — Class A*	5,700	(115,995)
Aristocrat Leisure Ltd.	41,245	(126,026)

Total Consumer Discretionary		(1,784,169)

Total Common Stock Sold Short (Proceeds $8,991,014)		(9,135,301)

Cash & Other Assets, Less Liabilities — 91.6%		9,182,049

Total Net Assets — 100.0%		$10,024,044

INVESTMENT CONCENTRATION
At December 31, 2010, the investment diversification of the Fund was as follows:

	% of Net
Country	Assets	Value

Republic of Korea	2.2%	$220,591
Japan	2.2	218,841
Bermuda	2.1	212,916
Italy	2.1	212,095
United States	1.6	164,109
Mexico	1.0	97,064
Germany	0.9	92,961
Norway	0.9	84,741
Switzerland	0.9	84,633
Sweden	0.7	70,896
France	0.7	66,264
Thailand	0.5	48,610
Turkey	0.4	41,159
Singapore	0.3	29,046
Israel	0.3	24,633
Brazil	0.0	3,219
China	(0.1)	(10,535)
South Africa	(0.2)	(18,901)
Ireland	(0.3)	(28,726)
Australia	(0.4)	(40,796)
Cayman Islands	(0.5)	(48,540)
United Kingdom	(0.9)	(85,314)
Malta	(0.5)	(52,042)
Canada	(0.6)	(54,665)
Luxembourg	(0.6)	(55,411)
Swaziland	(0.7)	(66,334)
Hong Kong	(0.7)	(71,718)
Finland	(0.8)	(82,767)
Denmark	(1.1)	(110,375)
Spain	(1.5)	(146,886)
Austria	(2.0)	(202,725)

Total Investments	5.9%	$596,043

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	All or a portion of this security is pledged as short security collateral at December 31, 2010.

2	Repurchase Agreements — See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Alternative Strategies Funds
December 31, 2010 (Unaudited)	Alternative Strategies Fund

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† — 67.5%
Freddie Mac[1]
0.40% due 06/21/11	$2,000,000	$1,998,498
Farmer Mac[2]
0.36% due 05/31/11	1,000,000	999,466
Total Federal Agency Discount Notes (Cost $2,995,413)		2,997,964

REPURCHASE AGREEMENTS††,3 — 28.4%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	516,155	516,155
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	290,518	290,518
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	206,126	206,126
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	145,259	145,259
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	103,103	103,103
Total Repurchase Agreements (Cost $1,261,161)		1,261,161

Total Investments — 95.9% (Cost $4,256,574)		$4,259,125
Cash & Other Assets, Less Liabilities — 4.1%		181,946

Total Net Assets — 100.0%		$4,441,071

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
March 2011 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $750,490)	13	$26,373
March 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $627,375)	10	13,412
March 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $331,520)	4	6,875

(Total Aggregate Value of Contracts $1,709,385)		$46,660

CURRENCY FUTURES CONTRACTS SOLD SHORT†
March 2011 Euro Currency Futures Contracts (Aggregate Value of Contracts $501,075)	3	(1,888)

FUTURES CONTRACTS SOLD SHORT†
March 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $234,570)	3	(5,255)

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

3	Repurchase Agreements — See Note 2.

Schedule of Investments	Alternative Strategies Funds
December 31, 2010 (Unaudited)	Event Driven and Distressed Strategies Fund

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† — 58.9%
Freddie Mac[1]
0.35% due 06/21/11	$3,000,000	$2,997,747
Fannie Mae[1]
0.30% due 03/01/11	1,000,000	999,842
0.20% due 05/02/11	1,000,000	999,570
Farmer Mac[2]
0.36% due 05/31/11	2,000,000	1,998,932
Total Federal Agency Discount Notes (Cost $6,990,849)		6,996,091

REPURCHASE AGREEMENTS††,3 — 28.1%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	1,367,354	1,367,354
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	769,618	769,618
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	546,051	546,051
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	384,809	384,809
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	273,132	273,132
Total Repurchase Agreements (Cost $3,340,964)		3,340,964

Total Investments — 87.0% (Cost $10,331,813)		$10,337,055
Cash & Other Assets, Less Liabilities — 13.0%		1,548,854

Total Net Assets — 100.0%		$11,885,909

		Unrealized
	Units	Gain (Loss)

EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital LLC January 2011 Credit Suisse Arbitrage Liquid Index Swap, Terminating 01/27/11[4] (Notional Value $1,393,652)	1,290	(2,516)
Credit Suisse Capital LLC January 2011 Russell 2000 Index Swap Terminating 01/27/11[5] (Notional Value $1,810,596)	2,310	(18,963)

(Total Notional Value $3,204,248)		$(21,479)

CORPORATE BOND INDEX SWAP AGREEMENT††
Credit Suisse Capital LLC January 2011 Ishares iBoxx High Yield Corporate Bond Fund Index Terminating 01/27/11[6] (Notional Value 7,125,247)	78,915	50,728

††	Value determined based on Level 2 inputs — See Note 3.

1	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

3	Repurchase Agreements — See Note 2.

4	Total Return based on Credit Suisse Merger Arbitrage Liquid Index +/- financing at a variable rate.

5	Total Return based on Russell 2000 Index +/- financing at a variable rate.

6	Total Return based on ishares iBoxx High Yield Corporate Bond Fund Index +/- at a variable rate.

Schedule of Investments	Alternative Strategies Funds
December 31, 2010 (Unaudited)	Long Short Equity Strategy Fund

	Shares	Value

EXCHANGE TRADED FUNDS† — 29.5%
iShares Russell 2000 Growth Index Fund	6,400	$559,488
Health Care Select Sector SPDR Fund	13,500	425,250
Total Exchange Traded Funds (Cost $969,304)		984,738

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† — 44.9%
Freddie Mac[1]
0.32% due 06/21/11	$1,000,000	999,249
Farmer Mac[2]
0.36% due 05/31/11	500,000	499,733
Total Federal Agency Discount Notes (Cost $1,497,707)		1,498,982

REPURCHASE AGREEMENTS††,3 — 9.1%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	124,400	124,400
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	70,019	70,019
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	49,679	49,679
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	35,010	35,010
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	24,849	24,849
Total Repurchase Agreements (Cost $303,957)		303,957

Total Long Investments — 83.5% (Cost $2,770,968)		$2,787,677

	Shares	Value

EXCHANGE TRADED FUND SOLD SHORT† — (16.8)%
iShares Russell 2000 Value Index Fund	7,900	$(561,611)

Total Exchange Traded Fund Sold Short (Proceeds $555,914)		(561,611)

Cash & Other Assets, Less Liabilities — 33.3%		1,109,934

Total Net Assets — 100.0%		$3,336,000

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
March 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,317,488)	21	$17,288

FUTURES CONTRACTS SOLD SHORT†
March 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $165,760)	2	(2,223)

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

3	Repurchase Agreements — See Note 2.

Schedule of Investments	Alternative Strategies Funds
December 31, 2010 (Unaudited)	Long Short Interest Rate Strategy Fund

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† — 60.9%
Fannie Mae[1]
0.21% due 06/15/11	$10,000,000	$9,992,760
0.20% due 07/11/11	3,000,000	2,997,165
0.30% due 03/01/11	2,000,000	1,999,684
0.20% due 05/02/11	2,000,000	1,999,140
0.23% due 06/01/11	2,000,000	1,998,676
0.22% due 07/18/11	2,000,000	1,998,040
Freddie Mac[1]
0.19% due 05/31/11	5,000,000	4,997,330
0.21% due 05/23/11	3,000,000	2,998,482
0.25% due 06/07/11	3,000,000	2,997,933
0.30% due 06/21/11	3,000,000	2,997,747
0.23% due 08/16/11	3,000,000	2,996,250
Farmer Mac[2]
0.33% due 12/23/11	5,000,000	4,987,215
0.36% due 05/31/11	1,000,000	999,466
Total Federal Agency Discount Notes (Cost $43,944,358)		43,959,888

REPURCHASE AGREEMENTS††,3 — 36.9%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	10,921,935	10,921,935
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	6,147,431	6,147,431
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	4,361,663	4,361,663
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	3,073,715	3,073,715
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	2,181,677	2,181,677
Total Repurchase Agreements (Cost $26,686,421)		26,686,421

Total Investments — 97.8% (Cost $70,630,779)		$70,646,309
Cash & Other Assets, Less Liabilities — 2.2%		1,592,716

Total Net Assets — 100.0%		$72,239,025

		Unrealized
	Contracts	Gain (Loss)

FUTURE CONTRACTS SOLD SHORT†
March 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $53,558,477)	455	$333,345
March 2011 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $30,591,125)	254	259,584
March 2011 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $59,984,594)	274	7,891
March 2011 Ultra Long Term U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $10,165,000)	80	(49,983)
March 2011 U.S. Long Bond Futures Contracts (Aggregate Value of Contracts $9,523,312)	78	(141,660)

(Total Aggregate Value of Contracts $163,822,508)		$409,177

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

2	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

3	Repurchase Agreements — See Note 2.

Schedule of Investments	Alternatives Funds
December 31, 2010 (Unaudited)	Emerging Markets 2x Strategy Fund

	Shares	Value

COMMON STOCKS† — 42.1%
Energy — 9.9%
Petroleo Brasileiro S.A. ADR	4,030	$137,705
Petroleo Brasileiro S.A. ADR	3,120	118,061
CNOOC Ltd. ADR	280	66,744
PetroChina Company Ltd. ADR	400	52,596
Sasol, Ltd. ADR	870	45,283
China Petroleum & Chemical Corp. ADR	320	30,621
Ecopetrol S.A. ADR	390	17,012
Yanzhou Coal Mining Company, Ltd. ADR	370	11,322

Total Energy		479,344

Materials — 8.4%
Vale S.A. — Class B ADR	3,856	116,528
Vale S.A. — Class B ADR	2,478	85,665
POSCO ADR	510	54,922
AngloGold Ashanti Ltd. ADR	720	35,446
Cia Siderurgica Nacional S.A. ADR	1,499	24,988
Gold Fields Ltd. ADR	1,239	22,463
Cemex SAB de CV ADR*	1,858	19,899
Gerdau S.A. ADR	1,249	17,474
Cia de Minas Buenaventura S.A. ADR	300	14,688
Sterlite Industries India Ltd. ADR	699	11,561

Total Materials		403,634

Financials — 8.1%
Itau Unibanco Holding S.A. ADR	3,880	93,159
Banco Bradesco S.A. ADR	3,620	73,450
China Life Insurance Company Ltd. ADR	889	54,380
ICICI Bank Ltd. ADR	800	40,512
Shinhan Financial Group Company, Ltd. ADR	420	39,404
KB Financial Group, Inc. ADR	729	38,557
HDFC Bank Ltd. ADR	210	35,093
Banco Santander Brasil S.A. ADR	1,069	14,539

Total Financials		389,094

Telecommunication Services — 6.3%
America Movil SAB de CV ADR	1,870	107,226
China Mobile Ltd. ADR	1,580	78,400
China Unicom Hong Kong Ltd. ADR	2,408	34,314
Chunghwa Telecom Company Ltd. ADR	909	22,970
Mobile Telesystems OJSC ADR	889	18,553
Telekomunikasi Indonesia Tbk PT ADR	470	16,755
China Telecom Corporation, Ltd. ADR	260	13,593
SK Telecom Company Ltd. ADR	609	11,346

Total Telecommunication Services		303,157

Information Technology — 5.3%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8,390	105,211
Infosys Technologies Ltd. ADR	1,080	82,166
Baidu, Inc. ADR*	250	24,132
AU Optronics Corp. ADR	1,499	15,620
LG Display Company Ltd. ADR	849	15,070
Wipro, Ltd. ADR	859	13,289

Total Information Technology		255,488

Consumer Staples — 1.9%
Cia de Bebidas das Americas ADR	1,480	45,924
Fomento Economico Mexicano SAB de CV ADR	410	22,927
BRF — Brasil Foods S.A. ADR	1,269	21,421

Total Consumer Staples		90,272

Utilities — 1.0%
Korea Electric Power Corp. ADR	989	13,361
Cia Energetica de Minas Gerais ADR	729	12,094
Empresa Nacional de Electricidad S.A. ADR	210	11,804
Enersis S.A. ADR	490	11,378

Total Utilities		48,637

Consumer Discretionary — 0.8%
Grupo Televisa S.A. ADR*	1,069	27,719
Ctrip.com International Ltd. ADR*	280	11,326

Total Consumer Discretionary		39,045

Industrials — 0.4%
Tata Motors, Ltd. ADR	620	18,191

Total Common Stocks (Cost $1,963,439)		2,026,862

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 — 35.2%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	694,018	694,018
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	390,629	390,629
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	277,155	277,155
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	195,315	195,315
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	138,631	138,631

Total Repurchase Agreements (Cost $1,695,748)		1,695,748

Total Investments — 77.3% (Cost $3,659,187)		$3,722,610
Cash & Other Assets, Less Liabilities — 22.7%		1,095,359

Total Net Assets — 100.0%		$4,817,969

Schedule of Investments	Alternatives Funds
December 31, 2010 (Unaudited)	Emerging Markets 2x Strategy Fund

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
March 2011 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $808,220)	14	$6,753

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International January 2011 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 01/27/11[2] (Notional Value $8,238,893)	2,731	$196,992

*	Non-income producing security

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

2	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

ADR	American Depositary Receipt

Schedule of Investments	Alternatives Funds
December 31, 2010 (Unaudited)	Inverse Emerging Markets 2x Strategy Fund

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 — 80.4%
HSBC Group issued 12/31/10 at 0.16% due 01/03/11	688,306	688,306
Morgan Stanley issued 12/31/10 at 0.06% due 01/03/11	387,414	387,414
Mizuho Financial Group, Inc. issued 12/31/10 at 0.13% due 01/03/11	274,874	274,874
Deutsche Bank issued 12/31/10 at 0.15% due 01/03/11	193,707	193,707
Credit Suisse Group issued 12/31/10 at 0.10% due 01/03/11	137,491	137,491

Total Repurchase Agreements (Cost $1,681,792)		1,681,792

Total Investments — 80.4% (Cost $1,681,792)		$1,681,792
Cash & Other Assets, Less Liabilities — 19.6%		409,440

Total Net Assets — 100.0%		$2,091,232

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS SOLD SHORT†
March 2011 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $404,110)	7	$(6,063)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International January 2011 Bank of New York Mellon Emerging Markets 50 ADR Index Index Swap, Terminating 01/27/11[2] (Notional Value $4,207,295)	1,395	$(111,058)

†	Value determined based on Level 1 inputs — See Note 3.

††	Value determined based on Level 2 inputs — See Note 3.

1	Repurchase Agreements — See Note 2.

2	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
1. Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the last bid price for twice a day pricing or the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-Counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, securities are valued at the reported bid price, at the close of business. Short term debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Security Global Investors under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income.

Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized capital gains, if any, are declared at least annually and are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. Some Funds engaged in short sales of equities or fixed income securities, at which point an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintained a segregated account of cash and/or securities as collateral for short sales. The Fund was exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales were considered part of the cost of short sale transactions. In addition, the Fund paid out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and recorded this as an expense. Short dividends and interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. Many of the Funds used futures for various reasons throughout the course of the reporting period. The Funds that invested in futures and the reason for their use is summarized in a table immediately following this paragraph. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The following table represents the uses of futures during the period ended December 31, 2010:

Fund Name	Index Exposure	Liquidity	Other
EUROPE 1.25 x STRATEGY FUND	X	X
RUSSELL 2000 1.5 x STRATEGY FUND	X	X
MID-CAP 1.5 x STRATEGY FUND	X	X
GOVERNMENT LONG BOND 1.2 x STRATEGY FUND	X	X

Fund Name	Index Exposure	Liquidity	Other
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	X	X
NOVA FUND	X	X
INVERSE S&P 500 STRATEGY FUND	X	X
NASDAQ-100 FUND	X	X
INVERSE NASDAQ-100 STRATEGY FUND	X	X
INVERSE RUSSELL 2000 STRATEGY FUND	X	X
INVERSE MID-CAP STRATEGY FUND	X	X
U.S. LONG SHORT MOMENTUM FUND	X	X
STRENGTHENING DOLLAR 2x STRATEGY FUND	X	X
WEAKENING DOLLAR 2x STRATEGY FUND	X	X
S&P 500 FUND	X	X
RUSSELL 2000 FUND	X	X
ALL ASSET CONSERVATIVE STRATEGY FUND		X	Most efficient exposure
ALL ASSET MODERATE STRATEGY FUND		X	Most efficient exposure
ALL ASSET AGGRESSIVE STRATEGY FUND		X	Most efficient exposure
HIGH YIELD STRATEGY FUND	X	X
INVERSE HIGH YIELD STRATEGY FUND	X	X
JAPAN 2 x STRATEGY FUND	X	X
ALTERNATIVE STRATEGIES FUND	X	X
LONG SHORT EQUITY STRATEGY FUND	X	X
LONG SHORT INTEREST RATE STRATEGY FUND	X	X
EMERGING MARKETS 2x STRATEGY FUND	X	X
INVERSE EMERGING MARKETS 2x STRATEGY FUND	X	X

F. Many of the Funds used swap for various reasons throughout the course of the reporting period. The Funds that invested in swaps and the reason for their use is summarized in a table immediately following this paragraph. There are several risks in connection with the use of futures contracts. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Funds did not enter into any swap agreement unless Security Global Investors believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
The following table represents the uses of swaps during the period ended December 31, 2010:

Fund Name	Index Exposure	Liquidity
RUSSELL 2000 1.5 x STRATEGY	X	X
MID-CAP 1.5 x STRATEGY	X	X
NOVA	X	X
INVERSE S&P 500	X	X
NASDAQ-100	X	X
INVERSE NASDAQ-100	X	X
INVERSE RUSSELL 2000 STRATEGY	X	X
INVERSE MID-CAP STRATEGY	X	X
WEAKENING DOLLAR 2x	X	X
STRENGTHENING DOLLAR 2x	X	X
S&P 500	X	X
RUSSELL 2000	X	X
EVENT DRIVEN AND DISTRESSED STRATEGIES	X	X
EMERGING MARKETS STRATEGY	X	X
INVERSE EMERGING MARKETS STRATEGY	X	X
G. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
H. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
2. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at December 31, 2010, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

Mizuho Financial Group, Inc.	0.13% due 01/03/11	$747,160,389	$747,160,389	$747,163,087
HSBC Group	0.16% due 01/03/11	533,000,000	533,000,000	533,002,369
Morgan Stanley	0.06% due 01/03/11	300,000,000	300,000,000	300,000,500
Deutsche Bank	0.15% due 01/03/11	150,000,000	150,000,000	150,000,625
Credit Suisse Group	0.10% due 01/03/11	138,517,744	138,517,744	138,518,129

			$1,868,678,133	$1,868,684,710

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. Treasury Notes	03/31/12–11/15/19	1.00%–3.38%	$792,706,900	$806,342,128
U.S. Treasury Bonds	05/15/16–02/15/38	4.38%–8.75%	627,791,200	762,103,614
U.S. Tip Bond	04/15/29	3.88%	109,433,900	194,452,137
U.S. Tip Note	07/15/19	1.88%	99,834,900	111,547,898
U.S. Treasury Bill	11/17/11	0.00%	31,618,800	31,606,152

				$1,906,051,929

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seek to assert its rights. The Fund’s investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
3. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the fund’s net assets as of December 31, 2010:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
Fund	In Securities	Instruments *	In Securities	Instruments *	In Securities	Total

Assets
All-Asset Conservative Strategy Fund	$11,913,691	$—	$3,051,654	$—	$—	$14,965,345
All-Asset Moderate Strategy Fund	25,633,323	—	4,772,069	—	—	30,405,392
All-Asset Aggressive Strategy Fund	14,602,190	20,649	2,257,344	—	—	16,880,183
Banking Fund	17,578,698	—	—	—	—	17,578,698
Basic Materials Fund	164,080,327	—	914,987	—	—	164,995,314
Biotechnology Fund	64,305,298	—	422,883	—	—	64,728,181
Consumer Products Fund	47,176,461	—	39	—	—	47,176,500
Electronics Fund	21,258,140	—	169,461	—	—	21,427,601
Energy Fund	87,307,278	—	195,961	—	—	87,503,239
Energy Services Fund	193,358,621	—	1,199,065	—	—	194,557,686
Financial Services Fund	22,702,041	—	103,649	—	—	22,805,690
Health Care Fund	19,743,980	—	104,349	—	—	19,848,329
Internet Fund	186,553,528	—	1,245,797	—	—	187,799,325
Leisure Fund	17,017,533	—	26,956	—	—	17,044,489
Precious Metals Fund	338,455,217	—	656,460	—	—	339,111,677
Retailing Fund	20,245,809	—	160,041	—	—	20,405,850
Technology Fund	40,613,866	—	269,149	—	—	40,883,015
Telecommunications Fund	18,057,122	—	99,577	—	—	18,156,699
Transportation Fund	16,719,703	—	95,556	—	—	16,815,259
Utilities Fund	19,710,106	—	65,260	—	—	19,775,366
Nova Fund	47,593,161	328,805	25,296,096	16,427	—	73,234,489
S&P 500 Fund	70,866,980	347,562	101,793,816	18,338	—	173,026,696
Inverse S&P 500 Strategy Fund	—	—	136,942,863	—	—	136,942,863
NASDAQ-100® Fund	514,778,765	291,669	106,269,361	—	—	621,339,795
Inverse NASDAQ-100® Strategy Fund	—	10,641	15,314,441	79,310	—	15,404,392
Mid-Cap 1.5x Strategy Fund	14,172,365	108,620	37,690,484	—	—	51,971,469
Inverse Mid-Cap Strategy Fund	—	—	1,726,460	8,355	—	1,734,815
Russell 2000® 1.5x Strategy Fund	3,632,052	28,026	36,882,515	—	20	40,542,613
Russell 2000® Fund	3,904,658	88,112	44,731,802	—	25	48,724,597
Inverse Russell 2000® Strategy Fund	—	—	10,569,922	110,551	—	10,680,473
S&P 500 Pure Growth Fund	148,216,353	—	867,832	—	—	149,084,185
S&P 500 Pure Value Fund	23,103,893	—	150,395	—	—	23,254,288
S&P MidCap 400 Pure Growth Fund	281,334,954	—	2,480,691	—	—	283,815,645
S&P MidCap 400 Pure Value Fund	23,920,430	—	153,715	—	—	24,074,145
S&P SmallCap 600 Pure Growth Fund	120,277,461	—	733,933	—	—	121,011,394
S&P SmallCap 600 Pure Value Fund	115,628,650	—	549,502	—	—	116,178,152
Europe 1.25x Strategy Fund	17,063,912	1,262	6,320,153	—	—	23,385,327
Japan 2x Strategy Fund	—	625,244	11,836,302	—	—	12,461,546
Strengthening Dollar 2x Strategy Fund	—	—	42,834,354	—	—	42,834,354
Weakening Dollar 2x Strategy Fund	—	634,259	28,786,023	61,453	—	29,481,735
Real Estate Fund	24,072,448	—	186,673	—	—	24,259,121
Government Long Bond 1.2x Strategy Fund	64,744,608	435,364	2,661,244	—	—	67,841,216
Inverse Government Long Bond Strategy Fund	—	1,012,829	1,161,980,177	—	—	1,162,993,006
High Yield Strategy Fund	—	—	116,972,188	3,232,775	—	120,204,963
Inverse High Yield Strategy Fund	—	290,484	16,630,163	—	—	16,920,647
U.S. Government Money Market Fund	—	—	1,018,994,979	—	—	1,018,994,979
U.S Long Short Momentum Fund	163,738,230	—	3,156,077	—	17,250	166,911,557
International Long Short Select Fund	8,561,621	—	1,460,350	—	—	10,021,971
Alternative Strategies Allocation Fund	22,699,953	—	322,804	—	—	23,022,757
Equity Market Neutral Fund	9,731,344	—	245,952	—	—	9,977,296
Alternative Strategies Fund	—	39,517	4,259,125	—	—	4,298,642
Event Driven and Distressed Strategies Fund	—	—	10,337,055	50,728	—	10,387,783
Long Short Equity Strategy Fund	984,738	15,065	1,802,939	—	—	2,802,742
Long Short Interest Rate Strategy Fund	—	409,177	70,646,309	—	—	71,055,486
Emerging Markets 2x Strategy Fund	2,026,862	6,753	1,695,748	196,992	—	3,926,355
Inverse Emerging Markets 2x Strategy Fund	—	—	1,681,792	—	—	1,681,792

Liabilities
All-Asset Conservative Strategy Fund	$—	$21,942	$—	$—	$—	$21,942
All-Asset Moderate Strategy Fund	—	2,147	—	—	—	2,147
All-Asset Aggressive Strategy Fund	—	—	—	—	—	—
Banking Fund	—	—	—	—	—	—
Basic Materials Fund	—	—	—	—	—	—
Biotechnology Fund	—	—	—	—	—	—
Consumer Products Fund	—	—	—	—	—	—
Electronics Fund	—	—	—	—	—	—
Energy Fund	—	—	—	—	—	—
Energy Services Fund	—	—	—	—	—	—
Financial Services Fund	—	—	—	—	—	—
Health Care Fund	—	—	—	—	—	—
Internet Fund	—	—	—	—	—	—
Leisure Fund	—	—	—	—	—	—
Precious Metals Fund	—	—	—	—	—	—
Retailing Fund	—	—	—	—	—	—
Technology Fund	—	—	—	—	—	—
Telecommunications Fund	—	—	—	—	—	—
Transportation Fund	—	—	—	—	—	—
Utilities Fund	—	—	—	—	—	—
Nova Fund	—	—	—	—	—	—
S&P 500 Fund	—	—	—	—	—	—
Inverse S&P 500 Strategy Fund	—	3,034	—	42,518	—	45,552
NASDAQ-100® Fund	—	—	—	301,321	—	301,321
Inverse NASDAQ-100® Strategy Fund	—	—	—	—	—	—
Mid-Cap 1.5x Strategy Fund	—	—	—	108,730	—	108,730
Inverse Mid-Cap Strategy Fund	—	9,689	—	—	—	9,689
Russell 2000® 1.5x Strategy Fund	—	—	—	438,428	—	438,428
Russell 2000® Fund	—	—	—	172,519	—	172,519
Inverse Russell 2000® Strategy Fund	—	15,013	—	—	—	15,013
S&P 500 Pure Growth Fund	—	—	—	—	—	—
S&P 500 Pure Value Fund	—	—	—	—	—	—
S&P MidCap 400 Pure Growth Fund	—	—	—	—	—	—
S&P MidCap 400 Pure Value Fund	—	—	—	—	—	—
S&P SmallCap 600 Pure Growth Fund	—	—	—	—	—	—
S&P SmallCap 600 Pure Value Fund	—	—	—	—	—	—
Europe 1.25x Strategy Fund	—	—	—	—	—	—
Japan 2x Strategy Fund	—	—	—	—	—	—
Strengthening Dollar 2x Strategy Fund	—	1,024,522	—	37,637	—	1,062,159
Weakening Dollar 2x Strategy Fund	—	—	—	—	—	—
Real Estate Fund	—	—	—	—	—	—
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	554,664,651	—	—	—	—	554,664,651
High Yield Strategy Fund	—	761,797	—	—	—	761,797
Inverse High Yield Strategy Fund	—	—	—	188,376	—	188,376
U.S. Government Money Market Fund	—	—	—	—	—	—
U.S Long Short Momentum Fund	—	145,130	—	—	—	145,130
International Long Short Select Fund	3,333,202	—	—	—	—	3,333,202
Alternative Strategies Allocation Fund	—	—	—	—	—	—
Equity Market Neutral Fund	9,135,301	—	—	—	—	9,135,301
Alternative Strategies Fund	—	—	—	—	—	—
Event Driven and Distressed Strategies Fund	—	—	—	21,479	—	21,479
Long Short Equity Strategy Fund	561,611	—	—	—	—	561,611
Long Short Interest Rate Strategy Fund	—	—	—	—	—	—
Emerging Markets 2x Strategy Fund	—	—	—	—	—	—
Inverse Emerging Markets 2x Strategy Fund	—	6,063	—	111,058	—	117,121

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective June 30, 2010. This update applies to the Funds’ disclosures about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers, as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognized transfers between the Levels as of the end of the period.
For the year ended December 31, 2010, there were no significant transfers between Levels.
4. Disclosures about Credit Derivatives
In accordance with its principal investment strategy, the High Yield Strategy Fund enters into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium that serves as an adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
5. Name Changes
Effective May 25, 2010, the Global Market Neutral Fund changed its fund name to the Equity Market Neutral Fund. Effective May 28, 2010, the All-Cap Opportunity Fund changed its name to U.S. Long Short Momentum Fund. Effective June 7, 2010, the International Opportunity Fund changed its name to International Long Short Select Fund. The name changes did not have any impact on the Funds’ investment objectives, ticker and CUSIP.
6. Acquisition of Security Benefit Corporation
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), the Funds’ investment adviser (the “Investment Adviser”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction did not result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Advisers and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory and sub-advisory agreements (“New Agreements”) were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.
7. Distributor and Transfer Agent Change
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
8. Subsequent Events
Effective January 3, 2011, Rydex Advisors, LLC, the Rydex Funds’ investment advisor was merged with and into Security Investors, LLC, which will operate under the name SGI.
The foregoing internal restructuring is not expected to affect the investment advisory services rendered to the Rydex Funds, which will continue to be managed on a day-to-day basis by the same teams of portfolio managers. The investment philosophies, strategies, and processes of the Rydex Funds also will remain the same.
In order to implement the restructuring, technical amendments were made to the Rydex Funds’ investment advisory agreements with Rydex Advisors, LLC, in order to reflect the change of the identity of the investment advisor. No other changes will be made to the investment advisory agreements of the Rydex Funds, and the fees and expenses of the Rydex Funds will remain the same.

Item 2. Controls and Procedures.
(a) Based on their evaluation on February 28, 2011, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Security Investors, LLC, d/b/a Security Global Investors (“SGI”), the investment advisor and manager of the Trust, or Rydex Distributors, LLC. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or SGI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of SGI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b) There were no significant changes in the Trust’s or SGI’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)     Rydex Series Funds

By (Signature and Title)*	/s/ Richard Goldman Richard Goldman, President
Date    February 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard Goldman Richard Goldman, President
Date   February 28, 2011

By (Signature and Title)*	/s/ Nick Bonos Nick Bonos, Vice President & Treasurer
Date   February 28, 2011

*	Print the name and title of each signing officer under his or her signature.